                                                    1933 Act File No. 33-11905
                                                    1940 Act File No. 811-5010

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....
                                                                  -----

Pre-Effective Amendment No.       ..........................      _____
                             -----

Post-Effective Amendment No.  48  ..........................        X
                             -----                                -----

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                  -----

Amendment No. 49  ..........................................        X
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                             THE HUNTINGTON FUNDS
              (Exact name of Registrant as Specified in Charter)

                             5800 Corporate Drive
                          Pittsburgh, PA 15237-7010
                   (Address of Principal Executive Offices)

                                1-800-544-8347
                       (Registrant's Telephone Number)

                             Ronald J. Corn, Esq.
                         The Huntington National Bank
                             41 South High Street
                              Columbus, OH 43287
                   (Name and address of agent for service)
              (Notices should be sent to the Agent for Service)

                                  Copies to:
                           David C. Mahaffey, Esq.
                           Sullivan & Worcester LLP
                              1666 K Street, NW
                             Washington, DC 20006

It is proposed that this filing will become effective:

x_ immediately upon filing pursuant to paragraph (b) _
on _________________ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
_ on __________________pursuant to paragraph (a)(i)
_ 75 days after filing pursuant to paragraph (a)(ii)
___ on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[Logo of Huntington Funds]

Investor Guide

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MAY 1, 2006

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INVESTMENT A SHARES

INVESTMENT B SHARES

INVESTMENT A SHARES PROSPECTUS

INVESTMENT B SHARES PROSPECTUS

Money Market Funds

Huntington Florida Tax-Free Money Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Rotating Markets Fund
Huntington Situs Small Cap Fund

Income Funds

Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Michigan Tax-Free Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund

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MAY 1, 2006

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[Logo of Huntington Funds]

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is unlawful.

Huntington Funds

How to Read This Prospectus

The Huntington Funds (“Trust”) is a mutual fund family that offers different classes of shares in separate investment portfolios (“Funds”). The Funds have various investment goals and strategies and are advised by professional portfolio managers at Huntington Asset Advisors, Inc. (“Advisor”), a subsidiary of The Huntington National Bank. This Prospectus gives you important information about the Investment A Shares and Investment B Shares (“Shares”) of the Funds that you should know before investing. All of the Funds offer Investment A Shares. In addition, the Equity Funds (except the Rotating Markets Fund), the Income Funds (except the Short/Intermediate Fixed Income Securities Fund) and the Money Market Fund offer Investment B Shares. All of the Funds also offer Trust Shares and the Money Market Fund offers Interfund Shares, which are offered in separate Prospectuses.

Please read this Prospectus and keep it for future reference. The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Funds.

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Introduction
3
Fund Summary, Investment Strategy and Risks
Money Market Funds
4	Florida Tax-Free Money Fund
8	Money Market Fund
13	Ohio Municipal Money Market Fund
17	U.S. Treasury Money Market Fund
Equity Funds
21	Dividend Capture Fund
26	Growth Fund
31	Income Equity Fund
36	International Equity Fund
42	Macro 100 Fund
47	Mid Corp America Fund
53	New Economy Fund
59	Rotating Markets Fund
67	Situs Small Cap Fund
Income Funds
74	Fixed Income Securities Fund
80	Intermediate Government Income Fund
87	Michigan Tax-Free Fund
93	Mortgage Securities Fund
99	Ohio Tax-Free Fund
105	Short/Intermediate Fixed Income Securities Fund
Shareholder Information
111	Distribution of the Funds
112	Distribution Plan (Rule 12b-1 Fees)
113	Sales Charges
115	Contingent Deferred Sales Charges
116	Pricing Shares
118	Purchasing Shares
121	Exchanging Shares
123	Redeeming Shares
126	Portfolio Holdings Information
More About the Huntington Funds
127	Management of the Trust
130	Fees Paid to Advisor and Affiliates
132	Dividends and Distributions
132	Tax Consequences
134	Financial Information
150	Additional Investment Strategies
151	Investment Practices
160	Glossary of Investment Risks

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For more information about the Huntington Funds, please see the back cover of this Prospectus

This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction

Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Unless otherwise noted, each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding Shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees (“Trustees”).

The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

Florida Tax-Free Money Fund

Fund Summary

Investment Goal To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal

Investment Focus Florida tax-free money market securities

Principal Investment Strategy Invests in high-quality, short-term Florida tax-free securities

Share Price Volatility Low

Investment Strategy

The Fund’s investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

The Advisor strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund’s assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund’s annual income will be subject to the alternative minimum tax.

In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio’s holdings within Florida as much as possible. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

As part of the Advisor’s strategy to take advantage of the exemption from Florida’s intangible tax in any year, the Advisor may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund’s performance and possibly offset any gains achieved by investing in the assets sold.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

Florida tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Florida residents seeking income exempt from federal personal income tax and Florida intangible personal property tax

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence.

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	1 Year	5 Years	Since Class Inception*

Florida Tax-Free Money Fund -- Investment A Shares
Returns before taxes	1.21%	0.79%	1.43%
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* Since January 28, 1999.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares
Investment Advisory Fees	0.30%
Distribution (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses	0.41%

Total Annual Fund Operating Expenses	1.21%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$123	$384	$665	$1,466
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Money Market Fund

Fund Summary

Investment Goal To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus High-quality, short-term debt securities

Principal Investment Strategy Maximize current income while preserving capital

Share Price Volatility Low

Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

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The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investment Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years	Since Class Inception*

Money Market Fund -- Investment A Shares Returns before taxes	2.13%	1.33%	3.19%	3.46%

Money Market Fund -- Investment B Shares** (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(2.62)%	0.92%	2.80%	2.94%

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* Since May 1, 1991.

** Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	0%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)*	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares
Investment Advisory Fees	0.29%	0.29%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.28%	0.27%

Total Annual Fund Operating Expenses	1.07%	1.56%

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* Does not include any wire transfer fees, if applicable.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$109	$340	$ 590	$1,306

Investment B Shares
If you do not sell your Shares:	$159	$493	$ 850	$1,725
If you sell your Shares at the end of the period:	$659	$793	$1,050	$1,725
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Ohio Municipal Money Market Fund

Fund Summary

Investment Goal To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity

Investment Focus Ohio tax-free money market securities

Principal Investment Strategy Invests in high-quality, short-term Ohio tax-free securities

Share Price Volatility Low

Investment Strategy

The Fund’s investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held, and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Ohio residents seeking income exempt from federal and Ohio state personal income taxes

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years	Since Class Inception*

Ohio Municipal Money Market Fund -- Investment A Shares
Returns before taxes	1.35%	0.88%	1.96%	2.21%
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* Since May 1, 1991.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares
Investment Advisory Fees	0.30%
Distribution (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses	0.30%

Total Annual Fund Operating Expenses	1.10%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$112	$350	$606	$1,340

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U.S. Treasury Money Market Fund

Fund Summary

Investment Goal To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations

Investment Focus U.S. Treasury obligations

Principal Investment Strategy Invests exclusively in U.S. government obligations and repurchase agreements on such obligations

Share Price Volatility Low

Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

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Investor Profile Highly risk adverse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations

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What are the main risks
of investing in this Fund?

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Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risk:


Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years.


	1 Year	5 Years	10 Years	Since Class Inception*

U.S. Treasury Money Market Fund -- Investment A Shares
Returns before taxes	2.05%	1.30%	3.10%	3.33%
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* Since October 19, 1993.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares
Investment Advisory Fees	0.20%
Distribution Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.99%


* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$101	$315	$547	$1,213

Dividend Capture Fund

Fund Summary

Investment Goal To seek total return on investment, with dividend income as an important component of that return

Investment Focus U.S. common stocks and covered option positions relative to those stocks

Principal Investment Strategy Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility Moderate

Investment Strategy

The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend). As a result, these dividends may not qualify for lower rates that apply to certain other “qualified investment income.”

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer’s future prospects.

Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Advisor may, under varying market conditions, employ various strategies for the Fund which involve put and/or call option contracts.

The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Investors seeking capital appreciation with the potential for higher current income than the average stock fund

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	Since Class Inception*

Dividend Capture Fund -- Investment A Shares (with 5.75% sales charge)
Returns before taxes	(3.09)%	7.39%
Returns after taxes on distributions(1)	(4.90)%	5.60%
Returns after taxes on distributions and sales of Investment A Shares(1)	(0.74)%	5.54%

Dividend Capture Fund -- Investment B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(2.43)%	7.83%
Returns after taxes on distributions(1)	(4.23)%	6.14%
Returns after taxes on distributions and sales of Investment B Shares(1)	(0.29)%	5.98%
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	4.91%	1.81%
DCIB (reflects no deduction for fees, expenses or taxes)(3)	5.04%	7.76%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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(3) The unmanaged DCIB is a custom, blended index comprised of the S&P 500/Citigroup Value Index (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and NAREIT Index (20%).

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* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares
Investment Advisory Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.33%	0.33%

Total Annual Fund Operating Expenses	1.58%	2.08%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$726	$1,054	$1,386	$ 2,345
Investment B Shares
If you do not sell your Shares:	$211	$ 652	$1,119	$ 2,283
If you sell your Shares at the end of the period:	$711	$ 952	$1,319	$ 2,283
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Growth Fund

Fund Summary

Investment Goal To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus Common stocks of medium to large companies

Principal Investment Strategy Invests in companies offering above-average growth potential

Share Price Volatility Moderate to High

Investment Strategy

The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which it believes have temporarily depressed prices and present growth opportunities.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses both qualitative and quantitative analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of medium to large U.S. growth companies -- will underperform other types of stock investments or the market as a whole.

Mid Cap Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years

Growth Fund -- Investment A Shares (with 5.75% sales charge)
Returns before taxes	(4.56)%	(4.76)%	5.50%
Returns after taxes on distributions(1)	(5.32)%	(4.96)%	4.64%
Returns after taxes on distributions and sales of Investment A Shares(1)	(1.91)%	(3.97)%	4.49%

Growth Fund -- Investment B Shares** (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(4.00)%	(4.46)%	5.46%
Returns after taxes on distributions(1)	(4.83)%	(4.68)%	4.63%
Returns after taxes on distributions and sales of Investment B Shares(1)	(1.45)%	(3.73)%	4.51%
S&P 500/Barra Growth (reflects no deduction for fees, expenses or taxes)(2)	3.46%	(1.65)%	8.26%
S&P 500/Citigroup Growth (reflects no deduction for fees, expenses or taxes)(3)	1.14%	(3.68)%	7.96%
S&P 500 (reflects no deduction for fees, expenses or taxes)(4)	4.91%	0.54%	9.07%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2) The S&P 500/Barra Growth is a capitalization-weighted index of stocks in the S&P 500 having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

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(3) The S&P 500/Citigroup Growth is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the growth end of the growth-value spectrum. The Advisor has changed the benchmark index from S&P 500/Barra Growth to S&P 500/Citigroup Growth because the S&P 500/Barra Growth will be discontinued in 2006, and Standard & Poor’s will replace this growth style index with the S&P 500/Citigroup Growth.

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(4) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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** Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares
Investment Advisory Fees	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.30%	0.30%

Total Annual Fund Operating Expenses	1.40%	1.90%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$709	$993	$1,297	$2,158
Investment B Shares
If you do not sell your Shares:	$193	$597	$1,026	$2,092
If you sell your Shares at the end of the period:	$693	$897	$1,226	$2,092
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Income Equity Fund

Fund Summary

Investment Goal To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus Common and preferred stocks

Principal Investment Strategy Attempts to identify stocks that pay high dividends

Share Price Volatility Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Advisor focuses primarily on equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. As an additional income source, the Advisor also may invest in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by Standard & Poor’s or Baa by Moody’s). The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes to this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. Prior to May 14, 1997 ( the inception date for investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for sales charges, fees and expenses imposed on Investment A Shares. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years

Income Equity Fund -- Investment A Shares** (with 5.75% sales charge)
Returns before taxes	(3.11)%	3.17%	6.61%
Returns after taxes on distributions(1)	(4.38)%	1.79%	5.07%
Returns after taxes on distributions and sales of Investment A Shares(1)	(0.33)%	2.27%	5.02%

Income Equity Fund -- Investment B Shares*** (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(2.42)%	3.56%	6.67%
Returns after taxes on distributions(1)	(3.69)%	2.29%	5.21%
Returns after taxes on distributions and sales of Investment B Shares(1)	0.13%	2.67%	5.13%
S&P 500/Barra Value (reflects no deduction for fees, expenses or taxes(2)	6.33%	2.53%	9.44%
S&P 500/Citigroup Value (reflects no deduction for fees, expenses or taxes)(3)	8.71%	4.54%	9.43%
S&P 500 (reflects no deduction for fees, expenses or taxes)(4)	4.91%	0.54%	9.07%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2) The S&P 500/Barra Value is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price to book ratios.

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(3) The S&P 500/Citigroup Value is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum. The Advisor has changed the benchmark index from S&P 500/Barra Value to S&P 500/Citigroup Value because the S&P 500/Barra Value will be discontinued in 2006, and Standard & Poor’s will replace this value style index with the S&P 500/Citigroup Value.

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(4) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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** Prior to May 14, 1997 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the Investment A Shares sales charge and 12b-1 fees.

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*** Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares
Investment Advisory Fees	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.30%	0.30%

Total Annual Fund Operating Expenses	1.40%	1.90%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$709	$993	$1,297	$2,158
Investment B Shares
If you do not sell your Shares:	$193	$597	$1,026	$2,092
If you sell your Shares at the end of the period:	$693	$897	$1,226	$2,092
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International Equity Fund

Fund Summary

Investment Goal To seek total return

Investment Focus Equity securities of companies based outside the United States

Principal Investment Strategy Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility Moderate to High

Investment Strategy

The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund’s Trustees without shareholder approval.

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company’s price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price-to-earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Because the Fund contains equity in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

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Investor Profile Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

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What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of foreign companies -- may underperform other kinds of investments or the market as a whole.

Currency Risks: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	Since Class Inception*

International Equity Fund -- Investment A Shares (with 5.75% sales charge)
Returns before taxes	7.65%	2.95%
Returns after taxes on distributions(1)	7.10%	2.82%
Returns after taxes on distributions and sales of Investment A Shares(1)	5.70%	2.52%

International Equity Fund -- Investment B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	8.62%	3.36%
Returns after taxes on distributions(1)	8.11%	3.25%
Returns after taxes on distributions and sales of Investment B Shares(1)	6.28%	2.87%
MSCI-EAFE (reflects no deduction for fees, expenses or taxes)(2)	14.02%	6.88%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.

* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares
Investment Advisory Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.33%	0.33%

Total Annual Fund Operating Expenses	1.83%	2.33%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$750	$1,117	$1,508	$2,599
Investment B Shares
If you do not sell your Shares:	$236	$ 727	$1,245	$2,541
If you sell your Shares at the end of the period:	$736	$1,027	$1,445	$2,541
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Macro 100 Fund

Fund Summary

Investment Goal To seek total return which consists of capital appreciation and income

Investment Focus Common stocks of companies within the Standard & Poor’s 500 Index (“S&P 500”)

Principal Investment Strategy Attempts to identify common stocks within the S&P 500 with the best potential for superior investment returns

Share Price Volatility Moderate to High

Investment Strategy

The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

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The Fund’s Sub-Advisor (Laffer Investments, Inc.) pursues its investment objective by investing at least 80% of its assets in equity securities. Further, the Sub-Advisor pursues this objective by applying a “top down” approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Sub-Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, incomes and trade policies. The strategy is based upon the quantitative and qualitative analysis of seven or more core economic models that, when combined, produce rankings of the S&P 500 companies. The Sub-Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The models analyze and evaluate, among others, company size, domestic company location, industry earnings forecasts, fiscal policy changes, global company location, interest rates changes and trade issues. The Fund will typically hold 100 securities. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of February 28, 2006, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $23.1 billion and the median market capitalization was approximately $11.3 billion. The S&P 500 has a total market capitalization value of approximately $11.6 trillion.

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As a result of the Fund’s focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e. value or growth), but can be characterized from time to time as either, or a blend.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Sub-Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Long-term investors seeking to achieve total return

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of large capitalization companies within the S&P 500 -- will underperform other types of stock investments or the market as a whole.

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows the performance of the Fund’s Investment A Shares for the first full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s return would be less than shown below.

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This table compares the Fund’s average annual total returns for periods ended December 31, 2005, to those of the Standard & Poor’s 500 Index (“S&P 500”). These returns reflect applicable sales charges and assume that Investment B Shareholders redeem all of their shares at the end of the period indicated.

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	1 Year	Since Class Inception*

Macro 100 Fund -- Investment A Shares (with 5.75% sales charge)
Returns before taxes	(1.53)%	6.04%
Returns after taxes on distributions(1)	(2.06)%	5.68%
Returns after taxes on distributions and sales of Investment A Shares(1)	(0.27)%	5.15%

Macro 100 Fund -- Investment B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(0.98)%	7.12%
Returns after taxes on distributions(1)	(1.54)%	6.77%
Returns after taxes on distributions and sales of Investment B Shares(1)	0.13%	6.08%
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	4.91%	9.44%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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* Since April 30, 2004

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares
Investment Advisory Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Service Fees	0.25%	0.25%
Other Expenses	0.51%	0.51%

Total Annual Fund Operating Expenses	1.76%	2.26%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$744	$1,097	$1,474	$2,529
Investment B Shares
If you do not sell your Shares:	$229	$ 706	$1,210	$2,470
If you sell your Shares at the end of the period:	$729	$1,006	$1,410	$2,470
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Mid Corp America Fund

Fund Summary

Investment Goal To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies

Investment Focus Common stocks

Principal Investment Strategy Attempts to identify companies with outstanding growth characteristics

Share Price Volatility Moderate to High

Investment Strategy

The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

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To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s 400 Index (“S&P 400”). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of February 28, 2006, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $8.1 billion and the median market capitalization was approximately $4.1 billion. The companies in the RMCI had a total market capitalization range of approximately $264 million to $22.5 billion. As of February 28, 2006, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $2.8 billion and the median market capitalization was approximately $2.6 billion. The companies in the S&P 400 had a total market capitalization range from approximately $417 million to $15.9 billion.

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In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both “growth” and “value” stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security. The Advisor will apply a top down strategy, with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above.

Because the Fund refers to the terms “America” and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily small to mid cap companies -- will underperform other kinds of investments or market averages.

Mid Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	Since Class Inception*

Mid Corp America Fund -- Investment A Shares (with 5.75% sales charge)
Returns before taxes	4.66%	7.93%
Returns after taxes on distributions(1)	4.66%	7.89%
Returns after taxes on distributions and sales of Investment A Shares(1)	3.03%	6.85%

Mid Corp America Fund -- Investment B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	5.51%	8.42%
Returns after taxes on distributions(1)	5.51%	8.40%
Returns after taxes on distributions and sales of Investment B Shares(1)	3.58%	7.30%
S&P 400 (reflects no deduction for fees, expenses or taxes)(2)	12.56%	9.84%
RMCI (reflects no deduction for fees, expenses or taxes)(3)	12.65%	9.83%
LMCCA (reflects no deduction for fees, expenses or taxes)(4)	10.12%	7.85%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2) The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing the mid-range sector of the U.S. stock market.

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(3) The unmanaged RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

(4) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares
Investment Advisory Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.32%	0.32%

Total Annual Fund Operating Expenses	1.57%	2.07%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$726	$1,042	$1,381	$2,335
Investment B Shares
If you do not sell your Shares:	$210	$ 649	$1,114	$2,272
If you sell your Shares at the end of the period:	$710	$ 949	$1,314	$2,272
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New Economy Fund

Fund Summary

Investment Goal To seek capital appreciation by investing significantly in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus Common stocks of companies engaged in advancing innovations in products, services or processes, frequently of a scientific or technological nature.

Principal Investment Strategy Long-term capital appreciation

Share Price Volatility High

Investment Strategy

The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign companies.

“New economy” companies include those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate.

Screens based upon quantitative multifactor models are used in the security identification and selection process. Models rely upon price and earnings momentum variables, as well as valuation, liquidity and risk variables.

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Sector weights reflect the ongoing sector weights of the Russell 3000 Growth Index benchmark, input from the Investment Policy Committee of The Huntington National Bank, and expectations of sector out-performance or under-performance derived from quantitative and other sources.

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The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of companies focusing on technological and scientific advancements -- will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

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Mid/Small Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	Since Class Inception*

New Economy Fund -- Investment A Shares (with 5.75% sales charge)
Returns before taxes	5.43%	8.80%
Returns after taxes on distributions(1)	5.25%	8.75%
Returns after taxes on distributions and sales of Investment A Shares(1)	3.77%	7.64%

New Economy Fund -- Investment B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	6.40%	9.26%
Returns after taxes on distributions(1)	6.21%	9.22%
Returns after taxes on distributions and sales of Investment B Shares(1)	4.42%	8.05%
RUS3G (reflects no deduction for fees, expenses or taxes)(2)	5.17%	(1.07)%
S&P 500 (reflects no deduction for fees, expenses or taxes)(3)	4.91%	1.81%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(3) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares
Investment Advisory Fees	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.36%	0.36%

Total Annual Fund Operating Expenses	1.71%	2.21%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$739	$1,083	$1,450	$2,478
Investment B Shares
If you do not sell your Shares:	$224	$ 691	$1,185	$2,418
If you sell your Shares at the end of the period:	$724	$ 991	$1,385	$2,418
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Rotating Markets Fund

Fund Summary

Investment Goal To seek capital appreciation

Investment Focus Common stocks and index-based securities

Principal Investment Strategy Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility Moderate to High

Investment Strategy

The Fund’s investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and global) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days advance notice before changing its 80% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.

Index-based securities are exchange-traded funds that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, Standard & Poor’s 500 Index (S&P 500), or the NASDAQ-100 Index.

The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

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The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of February 28, 2006, the Russell 2000 Index statistics were as follows: the average market capitalization of companies in the index was approximately $1.23 billion and the median market capitalization was approximately $640 million. The companies in the index had a total market capitalization range of approximately $27 million to $4.8 billion.

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The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index. As of February 28, 2006, the Russell Midcap Index statistics were as follows: the average market capitalization of companies in the index was approximately $8.1 billion and the median market capitalization was approximately $4.1 billion. The companies in the index had a total market capitalization range of approximately $264 million to $22.5 billion.

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The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of February 28, 2006, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $23.1 billion and the median market capitalization was approximately $11.3 billion. The S&P 500 has a total market capitalization value of approximately $11.6 trillion.

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The global market segment comprises companies that are based throughout the world, including the United States. The global market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the global market due to the diverse array of foreign countries and economies.

For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of the market segment selected by the Advisor -- will underperform other kinds of investments or market averages.

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Mid/Small Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund’s investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in emerging markets.

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Foreign Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund will continue to invest some or all of its assets in index-based securities, which are also investment funds that separately have their own management and other fees, and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	Since Class Inception

Rotating Markets Fund -- Investment A Shares (with 1.50% sales charge)
Returns before taxes	7.59%	2.60%*
Returns after taxes on distributions(1)	7.55%	2.57%*
Returns after taxes on distributions and sales of Investment A Shares(1)	5.00%	2.22%*
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	4.91%	1.70%**

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since May 1, 2001.

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** Since April 30, 2001.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)	0%
Redemption Fee (as a percentage of amount redeemed, if applicable)**	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares
Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses	0.42%

Total Annual Fund Operating Expenses	1.42%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$292	$593	$915	$1,826
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Situs Small Cap Fund

Fund Summary

Investment Goal To seek long-term capital appreciation

Investment Focus Diversified portfolio of equity securities of small capitalization companies

Principal Investment Strategy Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility Moderate to High

Investment Strategy

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.

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Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of February 28, 2006, the smallest company in the index had a market capitalization of $48 million, the largest company had a market capitalization of $4.2 billion and the weighted average market capitalization was $1.4 billion). Up to 20% of the Fund’s assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the “Investment Practices” section.

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In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both “growth” and “value” stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

The Advisor applies a “top down” strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value. The Fund’s foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Because the Fund refers to equity securities of small capitalization companies in its name, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies and will notify shareholders at least 60 days in advance of any changes in this investment policy.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily smaller companies in both domestic and foreign markets -- will underperform other kinds of investments or market averages.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each full calendar year that the Fund was in existence. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	Since Class Inception*

Situs Small Cap Fund -- Investment A Shares (with 5.75% sales charge)
Returns before taxes	9.19%	21.70%
Returns after taxes on distributions(1)	8.67%	21.41%
Returns after taxes on distributions and sales of Investment A Shares(1)	6.65%	18.97%

Situs Small Cap Fund -- Investment B Shares (with applicable Contingent Deferred Sales Charge)
Returns before taxes	10.34%	22.75%
Returns after taxes on distributions(1)	9.79%	22.45%
Returns after taxes on distributions and sales of Investment B Shares(1)	7.45%	19.90%
S&P 600 (reflects no deduction for fees, expenses or taxes)(2)	7.68%	22.29%
S&P 500 (reflects no deduction for fees, expenses or taxes)(3)	4.91%	16.07%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 600 generally represents all major industries in the small-cap range of the U.S. stock market.

(3) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since September 30, 2002.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	5.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares
Investment Advisory Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.36%	0.36%

Total Annual Fund Operating Expenses	1.61%	2.11%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$729	$1,054	$1,401	$2,376
Investment B Shares
If you do not sell your Shares:	$214	$ 661	$1,134	$2,314
If you sell your Shares at the end of the period:	$714	$ 961	$1,334	$2,314
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Fixed Income Securities Fund

Fund Summary

Investment Goal To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years

Investment Focus U.S. government obligations, corporate debt securities, mortgage backed securities

Principal Investment Strategy Focuses on investment-grade fixed income securities that produce a high level of income

Share Price Volatility Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years	Since Class Inception

Fixed Income Securities Fund -- Investment A Shares (with 4.75% sales charge)
Returns before taxes	(3.27)%	3.74%	4.30%	5.63%*
Returns after taxes on distributions(1)	(4.45)%	2.21%	2.26%	3.44%*
Returns after taxes on distributions and sales of Investment A Shares(1)	(2.07)%	2.28%	2.38%	3.46%*

Fixed Income Securities Fund -- Investment B Shares** (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(3.83)%	3.88%	4.11%	5.22%*
Returns after taxes on distributions(1)	(4.90)%	2.50%	2.19%	3.11%*
Returns after taxes on distributions and sales of Investment B Shares(1)	(2.44)%	2.49%	2.30%	3.16%*
LBGCBI (reflects no deduction for fees, expenses or taxes)(2)	2.37%	6.11%	6.17%	7.48%***

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2) The unmanaged LBGCBI is comprised of all bonds that are investment grade Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s. Issues must have at least one year to maturity.

* Since May 1, 1991.

** Prior to May 1, 2000 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

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*** Since June 30, 1989.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	4.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares
Investment Advisory Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.32%	0.32%

Total Annual Fund Operating Expenses	1.32%	1.82%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$603	$873	$1,164	$1,990
Investment B Shares
If you do not sell your Shares:	$185	$573	$ 985	$2,006
If you sell your Shares at the end of the period:	$685	$873	$1,185	$2,006
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Intermediate Government Income Fund

Fund Summary

Investment Goal To seek to provide investors with a high level of current income

Investment Focus U.S. government obligations, mortgage backed securities

Principal Investment Strategy Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

Share Price Volatility Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide investors with a high level of current income.

The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Prepayment Risk: Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Reinvestment Risk: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years	Since Class Inception

Intermediate Government Income Fund -- Investment A Shares(1) (with a 4.75% sales charge)
Returns before taxes	(3.69)%	3.08%	4.29%	4.96%*
Returns after taxes on distributions(2)	(4.81)%	1.64%	2.45%	3.00%*
Returns after taxes on distributions and sales of Investment A Shares(2)	(2.40)%	1.77%	2.51%	3.01%*

Intermediate Government Income Fund -- Investment B Shares** (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(4.31)%	3.21%	4.27%	4.80%*
Returns after taxes on distributions(2)	(5.32)%	1.85%	2.48%	2.87%*
Returns after taxes on distributions and sales of Investment B Shares(2)	(2.80)%	1.93%	2.53%	2.90%*
LBIGC (reflects no deduction for fees, expenses or taxes)(3)	1.58%	5.50%	5.80%	6.33%***
MLTA 1-10 (reflects no deduction for fees, expenses or taxes)(4)	1.63%	4.71%	5.44%	N/A

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(1) Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on April 13, 1998.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The unmanaged LBIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.

(4) The unmanaged MLTA 1-10 tracks the current 10-year Treasury securities.

* Since December 2, 1991.

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** Prior to May 12, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

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*** Since November 30, 1991.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	4.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares
Investment Advisory Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.35%	0.35%

Total Annual Fund Operating Expenses	1.35%	1.85%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$606	$882	$1,179	$2,022
Investment B Shares
If you do not sell your Shares:	$188	$582	$1,001	$2,039
If you sell your Shares at the end of the period:	$688	$882	$1,201	$2,039
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Michigan Tax-Free Fund

Fund Summary

Investment Goal To seek to provide investors with current income exempt from both federal and Michigan personal income taxes

Investment Focus Michigan municipal securities

Principal Investment Strategy Invests primarily in investment-grade Michigan municipal securities

Share Price Volatility Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide investors with current income exempt from both federal and Michigan personal income taxes.

As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund’s annual income will be exempt from the alternative minimum tax. The securities selected by the Advisor are: (i) rated investment grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. The securities selected by the Advisor for investment will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Michigan as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.

Michigan tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Michigan residents seeking income exempt from federal and state income taxes.

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years	Since Class Inception

Michigan Tax-Free Fund -- Investment A Shares(1) (with a 4.75% sales charge)
Returns before taxes	(4.18)%	2.20%	3.27%	4.26%*
Returns after taxes on distributions(2)	(4.24)%	2.05%	3.18%	4.20%*
Returns after taxes on distributions and sales of Investment A Shares(2)	(1.97)%	2.23%	3.27%	4.20%*

Michigan Tax-Free Fund -- Investment B Shares** (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(4.69)%	2.32%	3.25%	4.10%*
Returns after taxes on distributions(2)	(4.75)%	2.17%	3.17%	4.04%*
Returns after taxes on distributions and sales of Investment B Shares(2)	(2.44)%	2.30%	3.25%	4.05%*
LB7MBI (reflects no deduction for fees, expenses or taxes)(3)	1.72%	5.13%	5.26%	5.95%***

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(1) Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on April 13, 1998.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The unmanaged LB7MBI is comprised of intermediate-term, investment grade tax-exempt bonds with maturities between six and eight years.

* Since December 2, 1991.

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** Prior to May 19, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

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*** Since November 30, 1991.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	4.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares
Investment Advisory Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.51%	0.51%

Total Annual Fund Operating Expenses	1.51%	2.01%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$621	$930	$1,260	$2,191
Investment B Shares
If you do not sell your Shares:	$204	$630	$1,083	$2,209
If you sell your Shares at the end of the period:	$704	$930	$1,283	$2,209

Mortgage Securities Fund

Fund Summary

Investment Goal To seek to achieve current income

Investment Focus Mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”)

Principal Investment Strategy Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (“Code”). The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

Because the Fund refers to mortgage in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. Prepayment & Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.

Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years	Since Class Inception

Mortgage Securities Fund -- Investment A Shares (with a 4.75% sales charge)
Returns before taxes	(3.13)%	4.78%	5.51%	5.51%*
Returns after taxes on distributions(1)	(4.23)%	3.32%	3.54%	2.89%*
Returns after taxes on distributions and sales of Investment A Shares(1)	(2.02)%	3.19%	3.46%	2.99%*

Mortgage Securities Fund -- Investment B Shares** (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(3.76)%	4.93%	5.47%	5.35%*
Returns after taxes on distributions(1)	(4.74)%	3.51%	3.54%	2.76%*
Returns after taxes on distributions and sales of Investment B Shares(1)	(2.43)%	3.35%	3.46%	2.88%*
LBMBSI (reflects no deduction for fees, expenses or taxes)(2)	2.61%	5.44%	6.17%	6.34%***

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged LBMBSI is generally representative of the mortgage-backed securities market as a whole.

* Since June 2, 1992.

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** Prior to May 13, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

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*** Since May 31, 1992.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	4.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares
Investment Advisory Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.36%	0.36%

Total Annual Fund Operating Expenses	1.36%	1.86%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$607	$885	$1,184	$2,032
Investment B Shares
If you do not sell your Shares:	$189	$585	$1,006	$2,049
If you sell your Shares at the end of the period:	$689	$885	$1,206	$2,049
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Ohio Tax-Free Fund

Fund Summary

Investment Goal To seek to provide current income exempt from federal income tax and Ohio personal income taxes.

Investment Focus Ohio municipal securities

Principal Investment Strategy Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.

The Advisor invests substantially all of the assets of the Ohio Tax-Free Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal alternative minimum tax purposes. The securities selected by the Advisor are: (i) rated investment grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these securities will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Ohio residents seeking income exempt from federal and state income taxes

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years	Since Class Inception*

Ohio Tax-Free Fund -- Investment A Shares (with a 4.75% sales charge)
Returns before taxes	(4.17)%	2.23%	3.14%	3.98%
Returns after taxes on distributions(1)	(4.33)%	2.10%	3.06%	3.93%
Returns after taxes on distributions and sales of Investment A Shares(1)	(1.74)%	2.29%	3.17%	3.96%

Ohio Tax-Free Fund -- Investment B Shares** (with applicable Contingent Deferred Sales Charge)
Returns before taxes	(4.77)%	2.36%	3.12%	3.80%
Returns after taxes on distributions(1)	(4.92)%	2.22%	3.05%	3.75%
Returns after taxes on distributions and sales of Investment B Shares(1)	(2.25)%	2.37%	3.15%	3.80%
LB7MBI (reflects no deduction for fees, expenses or taxes)(2)	1.72%	5.13%	5.26%	N/A

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2) The unmanaged LB7MBI comprises intermediate-term, investment grade bonds with maturities between six and eight years.

* Since May 1, 1991.

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** Prior to May 2, 2003 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and contingent deferred sales charge.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees (fees paid directly from your investment)	Investment A Shares	Investment B Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	4.75%	0%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)**	0%	5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares	Investment B Shares
Investment Advisory Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Servicing Fees	0.25%	0.25%
Other Expenses	0.42%	0.42%

Total Annual Fund Operating Expenses	1.42%	1.92%

* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

*** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$613	$903	$1,214	$2,096
Investment B Shares
If you do not sell your Shares:	$195	$603	$1,037	$2,114
If you sell your Shares at the end of the period:	$695	$903	$1,237	$2,114

Short/Intermediate Fixed Income Securities Fund

Fund Summary

Investment Goal To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years

Investment Focus U.S. government obligations and investment-grade corporate debt securities

Principal Investment Strategy Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.

Share Price Volatility Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.

The Advisor invests primarily in corporate debt and U.S. government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, you investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.

Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares for each of the last 10 calendar years. Prior to May 9, 2003 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for sales charges, fees and expenses imposed on Investment A Shares. If sales charges had been reflected, the Fund’s returns would be less than those shown below.

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	1 Year	5 Years	10 Years	Since Class Inception

Short/Intermediate Fixed Income Securities Fund -- Investment A Shares(1) (with a 1.50% sales charge)
Returns before taxes	(1.18)%	2.73%	3.87%	5.30%*
Returns after taxes on distributions(2)	(2.00)%	1.41%	1.99%	3.15%*
Returns after taxes on distributions and sales of Investment A Shares(2)	(0.77)%	1.53%	2.12%	3.23%*
ML1-5YGC (reflects no deduction for fees, expenses or taxes)(3)	1.44%	4.63%	5.35%	6.45%**

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(1) Prior to May 9, 2003 performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the sales charges, fees and expenses imposed on Investment A Shares.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

(3) The unmanaged ML1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 4.99 years.

* Since July 3, 1989.

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** Since June 30, 1989.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees (fees paid directly from your investment)	Investment A Shares
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net assets value)	0%
Redemption Fee (as a percentage of amount redeemed, if applicable)**	0%

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Investment A Shares
Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	0.25%
Shareholder Servicing Fees	0.25%
Other Expenses	0.31%

Total Annual Fund Operating Expenses	1.31%

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* This sales charge varies depending upon how much you invest. See “Sales Charges.”

** Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$ 281	$ 559	$ 857	$1,705

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Shareholder Information

Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class

The Funds offer different classes of Shares, each of which has different expenses and other characteristics. Two classes of Fund Shares -- Investment A and Investment B -- are offered in this Prospectus. Two other classes of Fund Shares -- Trust Shares and Interfund Shares of the Money Market Fund are offered in separate Prospectuses.

As shown below, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses (“expense ratios”), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Investment A Shares. Among other ways, Investment A Shares have a series of “breakpoints,” which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under “Sales Charges.”) On the other hand, Investment B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Investment B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years).

You should also consider that the expense ratio for Investment A Shares will be lower than that for Investment B Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Investment B Shares does not always make them preferable to Investment A Shares.

The following are some of the main differences between Investment A and Investment B Shares:

Investment A

  Front-end sales charges (except Money Market Funds), as described below under “Sales Charges.”
  Distribution (Rule 12b-1) fees of 0.25% of a Fund’s average daily net assets.
  A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets.

Investment B

  No front-end sales charge.
  Distribution (Rule 12b-1) fees of 0.75% of a Fund’s average daily net assets.
  A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets.
  A contingent deferred sales charge, as described below.
  Automatic conversion to Investment A Shares at the end of eight years, thus reducing future annual expenses. (See “Purchasing Shares -- Investment B Shares Conversion Feature” below.)

For the actual past expenses of each share class, see the individual Fund profiles earlier in this Prospectus.

Because Rule 12b-1 fees are paid on an ongoing basis, Investment B shareholders could end up paying more expenses over the long term than if they had paid a sales charge on their initial investment.

All of the Funds also offer Trust Shares and the Money Market Fund offers Interfund Shares, which have their own expense structures. Trust Shares are available to fiduciary, advisory, agency and other similar clients of The Huntington National Bank (“Huntington Bank”) and its affiliates or correspondent banks as well as similar customers of third party financial institutions. Interfund Shares are available only for purchase by the Funds.

For purchases of $100,000 or more on the Rotating Markets Fund and the Short/Intermediate Fixed Income Securities Fund and $1 million or more on all the other Equity Fund and Income Funds, the sales charge for Investment A Shares is waived. As a result, if you are making an initial investment of these larger amounts, the lower operating expenses of Investment A Shares may make them a better choice for you than Investment B Shares. Even investments of lower amounts may make Investment A Shares a better choice over time.

Distribution of the Funds

Edgewood Services, Inc. (Distributor), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. The Distributor is a subsidiary of Federated Investors, Inc.

In connection with the sale of Investment A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays the selling broker-dealer up to 90% of that amount. The Distributor retains any portion not paid to a broker-dealer. The Distributor is responsible for collecting applicable contingent deferred sales charges in connection with the redemption of Investment A and Investment B Shares. The Distributor will cause these charges to be paid to a designated agent, which may include the Advisor and its affiliates, and other investment professionals for advancing any sales commissions on the sale of Investment A Shares or Investment B Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it, including amounts made available by the Distributor, Advisor and their affiliates out of their reasonable resources and profits. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Shareholder Services

The Trust has entered into an Administrative Services Agreement with Huntington Bank pursuant to which Huntington Bank will perform certain shareholder support services with respect to the Investment A Shares of each of the Funds.

In consideration for such services, Huntington Bank is paid a fee by the Funds at a maximum annual rate of up to 0.25% of the average daily net asset value (“NAV”) of such Shares of each Fund.

Additional Payments To Financial Intermediaries

The Distributor, the Advisor and their affiliates may pay out of their own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Funds and any services the financial intermediary provides. The Funds’ Statement of Additional Information contains additional information on the types of additional payments that may be paid.

Distribution Plan (Rule 12b-1 Fees)

The Funds have adopted a Rule 12b-1 Plan on behalf of Investment A Shares and Investment B Shares, which allows them to pay fees to financial intermediaries (which may be paid through the Distributor) for the sale and distribution of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.

For each of the Funds offered by this Prospectus, the maximum Rule 12b-1 fee is 0.25% of the applicable Fund’s Investment A Shares average daily net assets and 0.75% of the applicable Fund’s Investment B Shares average daily net assets. Financial institutions who receive advanced commissions on the sale of Investment A or B Shares will not be paid a Rule 12b-1 fee since those fees are collected by the Distributor to pay for financing the advanced commission.

Investment A Shares and Investment B Shares are also subject to a non-Rule 12b-1 shareholder servicing fee of 0.25% of the Fund’s average daily net assets.

Sales Charges

Purchases of Investment A Shares of any of the Funds except the Money Market Funds are subject to front-end sales charges.

Equity Funds (except Rotating Markets Fund)

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Amount of Transaction*	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested

$0-$49,999	5.75%	6.10%
$50,000-$99,999	4.75%	4.99%
$100,000-$249,999	4.00%	4.17%
$250,000-$499,999	3.50%	3.63%
$500,000-$749,999	2.95%	3.04%
$750,000-$999,999	2.20%	2.25%
$1,000,000 and Over	0.00%**	0.00%**
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Income Funds (except Short/Intermediate Fixed Income Securities Fund)

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Amount of Transaction*	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested

$0-$49,999	4.75%	4.99%
$50,000-$99,999	3.75%	3.90%
$100,000-$249,999	3.00%	3.09%
$250,000-$499,999	2.50%	2.56%
$500,000-$749,999	2.00%	2.04%
$750,000-$999,999	1.75%	1.78%
$1,000,000 and Over	0.00%**	0.00%**
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Rotating Markets Fund and Short/Intermediate Fixed Income Securities Fund

Amount of Transaction*	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of Net Amount Invested

$0-$99,999	1.50%	1.52%
$100,000 and Over	0.00%	0.00%
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* As noted below, for purposes of calculating the “Amount of Transaction”, you may include the current value of Investment B Shares of Equity and Income Funds owned provided you notify the Distributor or the financial intermediary through whom you are making the purchase.

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** A contingent deferred sales charge of 1.00% of the redemption amount applies to Investment A Shares redeemed up to 18 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Other Quantity Discounts, Reductions and Waivers

Other quantity discounts, reductions and waivers may also apply in certain special situations described below. In order to verify your eligibility for these discounts, reductions and waivers, you may need to provide the Trust or your investment professional with certain information, including account statements and records that reflect any investments by you, your spouse, or your children under 21 in the Funds. If you or your investment professional think you qualify, please notify the Trust by calling (800) 253-0412. If the Distributor is notified of your eligibility, it will reduce or eliminate the sales charge, as applicable, once it confirms your qualification. If the Distributor is not notified, you will receive the discount or waivers only on subsequent purchases for which the Distributor is notified, and not retroactively on past purchases. The sales charges applicable to the Shares offered in this Prospectus, and the break point discounts offered with respect to such Shares, are described in full in this Prospectus. Because the Prospectus is available on the Huntington Funds’ website free of charge, Huntington does not disclose this information separately on the website.

No sales charges will apply to purchases of Investment A Shares made:

  Through an investment professional that does not accept a sales commission from the Distributor
  Through the automatic reinvestment of dividends and capital gains distributions
  By current Trustees and officers of the Trust, their spouses and immediate family members
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  By current officers, directors and employees of Huntington Bancshares Incorporated (HBI) or its subsidiaries, their spouses and immediate family members and by current employees of other financial institutions with which HBI or its subsidiary has entered into definitive merger agreements (“Current Employees”)
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  By retired officers and employees of HBI or its subsidiaries and their spouses
  By participants in certain financial services programs offered by HBI subsidiaries
  By members of certain affinity groups which have entered into arrangements with the Advisor or the Distributor
  By investors who have sold an equal or greater amount of Shares of an Equity or Income Fund within the last 60 days (not available more than once)

Reduced sales charges on Investment A Shares (based on the quantity discounts noted above) will apply to purchases made:

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  By investors whose multiple investments over time in Investment A Shares and/or Investment B Shares of any Equity or Income Fund have a total current market value subject to a quantity discount
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  By investors whose investments over time in Investment A Shares and/or Investment B Shares of any Equity or Income Fund plus investments by their spouse and children under 21 made over time in Investment A Shares and/or Investment B Shares of any Equity or Income Fund at the same time, have a total current market value subject to a quantity discount
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  By investors who sign a letter of intent to invest at least $100,000 in the Rotating Markets Fund or Short/Intermediate Fixed Income Securities Fund, or $50,000 in the other Equity or Income Funds within a 13-month period*
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  By investors whose investments in Investment A Shares and/or Investment B Shares of multiple Equity and/or Income Funds at the same time have a total current market value subject to a quantity discount
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  By trustees or fiduciaries whose investments in Investment A Shares and/or Investment B Shares of Equity and/or Income Funds on behalf of a single trust estate or fiduciary account have a total current market value subject to a quantity discount
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With respect to reduced sales charges which apply to aggregated purchases as noted above, purchases through multiple intermediaries or Individual Retirement Accounts (which do not include employer-sponsored retirement plans) may be aggregated to achieve a sales charge discount or waiver.

*Letter of Intent. An investor may sign a letter of intent to purchase within a 13-month period the minimum amount of Investment A Shares in any Equity or Income Fund required to be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the Trust will hold up to 5% of the Shares in escrow. Reinvested dividends will not be included in calculating an investor’s fulfillment of his/her letter of intent.

The Shares held in escrow will be released to the investor’s account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased.

A Letter of Intent will not obligate the investor to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

More information about the other sales charge reductions is provided in the Statement of Additional Information.

Contingent Deferred Sales Charges

Purchases of Investment B Shares are not subject to any front-end sales charges; however, you will be assessed a contingent deferred sales charge (CDSC) when you redeem Investment B Shares, based on the amount of time you have held those Shares as follows:

Year of Redemption (based on purchase date)	All Funds

Year 1	5.00%
Year 2	4.00%
Year 3	3.00%
Year 4	3.00%
Year 5	2.00%
Year 6	1.00%
Year 7 or later	0.00%

For each redemption, we will first redeem Shares which are not subject to CDSCs, if any, and then Shares which you have held for the longest period of time. The applicable CDSC will then be charged on the lesser of current market value or the original cost of the Investment B Shares being redeemed.

No CDSC will apply to redemptions of Shares:

  Acquired through dividend or capital gains reinvestments.
  Redeemed in order to meet Internal Revenue Code minimum required distributions from Individual Retirement Accounts (IRAs) redeemed following the death of the shareholder in whose name such Shares are held.
  Upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.
  Withdrawn under the Fund’s systematic withdrawal plan but limited to 10% or less of your account value in a single year, so long as the Distributor is given prior notice of the applicability of this CDSC waiver. In measuring this redemption percentage, your account is valued when you establish the systematic withdrawal plan and then annually at calendar year end.

Pricing Shares

The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received, subject to any applicable front end or CDSCs. Consult your investment professional to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.

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In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

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Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available. In such situations, the Trust’s sub-financial administrator may request that the Trust’s Pricing Committee, as described herein, to make its own fair value determination.

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Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

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The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange (“NYSE”), which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund twice a day, as follows: at 10:30 a.m. Eastern Time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund; at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund; and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the NYSE is open.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing Shares.

The Funds are open for business on any day the NYSE is open, except for Columbus Day and Veterans’ Day. The Funds are closed on the following NYSE holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchasing Shares

You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under “Pricing Shares” above. You may purchase Shares of all the Income Funds and

Equity Funds on any business day when both the Federal Reserve Bank and the NYSE are open. In connection with the sale of a Fund’s Shares, the Distributor or its affiliates may from time to time offer certain items of nominal value to any shareholder.

What Shares Cost

Money Market Funds

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Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by the Trust or its designated agent before 1:00 p.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, if your order is received by the Trust or its designated agent before 10:30 a.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the money market funds made by check, Automated Clearing House (ACH) or Systematic Investment Program (SIP) will begin earning dividends when the payment is converted to federal funds (normally the next business day).

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All Other Funds

Your purchase order for Investment A Shares is priced at the next NAV calculated after your order is received by the Trust or its designated agent, plus any applicable sales charge. Your purchase order for Investment B Shares is priced simply at its next NAV calculated after your order is received by the Trust or its designated agent.

In order to purchase Investment A Shares or Investment B Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment in good federal funds within three (3) business days.

Notes About Purchases

The Trust reserves the right to suspend the sale of Shares of any of the Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check doesn’t clear, it may cancel the purchase and you may be liable for any losses to the Funds. In addition, you will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

Investment B Shares Conversion Feature

Once you hold Investment B Shares for eight years, they will automatically convert tax-free into Investment A Shares of the same Fund at the end-of-the-month-processing, in the 12th month of the eighth year. After the conversion, you will have the same dollar value investment, although you may have more or less shares due to differences in the NAVs of Investment A Shares and Investment B Shares.

Investment A Shares carry lower distribution (Rule 12b-1) fees than Investment B Shares. Although Investment A Shares also carry a front-end sales charge, you will not incur any sales charges upon conversion.

How to Buy Investment A Shares or Investment B Shares

1. Minimum investment requirements:

  $1,000 for initial investments outside the SIP ($100 for Current Employees)
  $50 for initial investments through the SIP ($25 for Current Employees)
  $50 for subsequent investments

2. Call

  Huntington Funds at (800) 253-0412
  The Huntington Investment Company at (800) 322-4600
  Your Huntington Personal Banker
  Your Investment Professional

3. Make payment

  By check payable to the applicable Fund and Share class (e.g. Huntington Dividend Capture Fund -- Investment B Shares) to:

  Huntington Funds
  P.O. Box 6110
  Indianapolis, IN 46206-6110

Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

(The Trust will treat your order as having been received once the Trust receives your check.)

OR

  By Federal funds wire to:

  Huntington National Bank NA
  ABA #044000024
  Huntington Fund
  Account #01892228947
  Shareholder Name
  Shareholder Account Number

  (The Trust will treat your order as having been received immediately upon receipt by its transfer agent)

  OR

  By check or Federal funds wire, through your Huntington Investment Representative, which is processed by National Financial Services LLC according to its policies and procedures
  Through the SIP (Once you become a participant in the SIP, your investments will be made automatically at your requested intervals)
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Other methods of acceptable payment are discussed in the Statement of Additional Information.

Systematic Investment Program (SIP)

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You may invest on a regular basis in Investment A Shares or Investment B Shares of one or more Funds through the SIP. To participate, you must open an account with the Trust by calling (800) 253-0412, The Huntington Investment Company, or your Personal Banker, request and complete an application, and invest at least $50 at periodic intervals ($25 for Current Employees). Minimum initial and subsequent investment requirements may be different for Huntington Investment Company accounts.

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Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Investment A Shares or Investment B Shares of the Fund or Funds you specify. Purchases of Investment A Shares through the SIP will be assessed the applicable sales charge. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Exchanging Shares

Money Market Funds

On any business day when the Federal Reserve Bank, the NYSE, and the principal bond markets are open, you may exchange Shares of any Fund for the same class of Shares of any other Fund offering such Shares and as discussed under “Pricing Shares.”

All Other Funds

On any business day when both the Federal Reserve Bank and the NYSE are open, you may exchange Shares of all other Funds for the same class of Shares of any other Huntington Fund offering such Shares.

Additional Information

In order to exchange Shares of a Fund on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days prior notice. However, the Fund’s management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds. (“See Frequent Trading Policies”)

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

The Statement of Additional Information contains more information about exchanges.

Exchanging Investment A Shares

For Investment A Shares, the Trust makes exchanges at NAV (determined after the order is considered received), plus any applicable sales charges.

Exchange Out Of	Exchange Into	Sales Charge

Any Money Market Fund	Any Money Market Fund	NO
Any Money Market Fund	Any Equity or Income Fund	YES--See “Sales Charges”
Any Equity or Income Fund	Any Money Market, Equity or Income Fund	NO

Exchanging Investment B Shares

For Investment B Shares, the Trust makes exchanges at NAV (determined after the order is considered received) without assessing any CDSC at the time of exchange.

Once you make an exchange, the Trust carries over the holding period of your exchanged Investment B Shares to your new Investment B Shares for purposes of calculating any CDSC upon redemption.

How to Exchange Shares

1. Satisfy the minimum account balance requirements

  You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

2. Call (You must have completed the appropriate section on your account application)

  Huntington Funds at (800) 253-0412
  The Huntington Investment Company at (800) 322-4600
  Your Huntington Personal Banker
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  Your Investment Professional
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OR

Write

  Huntington Funds
  P.O. Box 6110
  Indianapolis, IN 46206-6110

3. Provide the required information

  Name of the Fund from which you wish to make the exchange (exchange OUT OF)
  Specify the Investment A Shares or Investment B Shares class
  Your account number
  The name and address on your account (account registrations must be identical)
  The dollar amount or number of Shares to be exchanged
  Name of the Fund into which you wish to make the exchange (exchange INTO) -- (Make sure this Fund offers the applicable class of shares)
  Your signature (for written requests)

(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a New Technology Medallion Signature Guarantee in order to make an exchange.)

Redeeming Shares

Money Market Funds

You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open, and as discussed under “Pricing Shares” above.

All Other Funds

You may redeem Shares of all other Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

How to Redeem Investment A Shares or Investment B Shares

1. Call (You must have completed the appropriate section on your account application)

  Huntington Funds at (800) 253-0412;
  The Huntington Investment Company at (800) 322-4600; or
  Your Huntington Personal Banker
  Your Investment Professional

OR

Write

  Huntington Funds
  P.O. Box 6110
  Indianapolis, IN 46206-6110

  OR

  Write a Check (Investment A Shares of the Money Market Funds Only)

  In an amount of at least $250 from your applicable Money Market Fund’s account (You may not use a check to close an account.) See “Checkwriting” below for more information.

2. Provide the required information

  The name of the Fund from which you wish to redeem Shares
  Specify the Investment A Shares or Investment B Shares class
  Your account number
  The name and address on your account
  Your bank’s wire transfer information (for wire transfers)
  The dollar amount or number of Shares you wish to redeem
  Your signature (for written requests)

(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust, or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem.)

Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Additional Information

In order to redeem Shares of the Income Funds or Equity Funds on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of the redemption. For Money Market Fund shareholders who request redemptions after the cut-off times mentioned above and for shareholders of the Income Funds or Equity Funds, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Redemption requests made through The Huntington Investment Company or a Huntington Personal Banker will be promptly submitted to the Trust. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

Systematic Withdrawal Program

You may choose to receive periodic payments from redemptions of Investment A Shares or Investment B Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Systematic Withdrawal Program by calling the Trust, The Huntington Investment Company or your Personal Banker, the Trust will automatically redeem Shares from your account and electronically send the proceeds to the bank account you specify.

Generally, it is not advisable to continue to purchase Investment A Shares subject to a sales charge while redeeming Investment A Shares using this program.

Redemption of Accounts with Balances Under $1,000

Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those Shares, subject to any applicable CDSCs, and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund’s NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

Other Information

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

Frequent Trading Policies

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund’s NAV.

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The Funds’ Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds’ Shares. The Funds’ fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “Pricing Shares.” The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades where there is a purchase and redemption or exchange in excess of a certain amount into and out of the Funds within a period of 45 days. The Funds may also monitor trades into and out of the Funds over periods longer than 45 days. Whether or not the specific monitoring limits are exceeded, the Funds’ management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. The Funds’ management and Advisor may also take action to limit or suspend further trading by a financial intermediary if it is deemed to be engaged in excessive trading and/or does not cooperate satisfactorily with requests for details about trading activity. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance. Also, it is possible that frequent trading may occur in the Funds without being identified because certain investors may seek to hide their identity or trading activity, or there may be operational or technical limitations that limit the Funds’ ability to monitor and restrict frequent trading.

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The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where Shares are held through financial intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases. For example, while the Funds will seek the cooperation of financial intermediaries to enforce the Funds’ policies on frequent trading, certain intermediaries may be unwilling or unable to implement such policies. Therefore, the Funds may be unable to uniformly monitor and restrict trading activity through such intermediaries. Also, because certain of the Funds are sold to participant-directed employee benefit plans, and there may be regulatory constraints on the plans’ ability to limit trading by the individual participants, the Funds may not be able to effectively monitor or restricting trading by these participants.

The Advisor will provide to the Funds’ Trustees a quarterly report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Money Market Funds

Given the short-term nature of the Money Market Funds’ investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Funds do not anticipate that, in the normal case, frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds’ policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds’ Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Money Market Funds and other non-Money Market Funds if the Funds’ management or Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Portfolio Holdings Information

You can access summary portfolio composition information concerning each Fund’s portfolio holdings in the “Fund Fact Sheets” option under the “Fund Shareholders” or “Prospective Investors” pages of the Huntington Funds website at www.huntingtonfunds.com. This information is prepared as of the end of each quarter, is posted on the website approximately 30 days after the end of the quarter, and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change: identification of the Funds’ top ten holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

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In addition, the Funds’ Annual and Semi-Annual reports contain complete listings of the Funds’ portfolio holdings as of the end of the Funds’ second and fourth fiscal quarters. You may obtain copies at www.huntingtonfunds.com or by calling 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Funds’ first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of each Fund’s portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may request a copy by calling the Huntington Funds at 1-800-253-0412. These reports on Form N-Q and the Funds’ Annual and Semi-Annual reports are also posted on the Funds’ website at www.huntingtonfunds.com.

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Telephone Transactions

If you authorized telephone transactions by completing the appropriate paperwork with the Funds and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Checkwriting (Investment A Shares of the Money Market Funds Only)

You may request checks to redeem your Fund Shares. Please request and complete an application for checkwriting. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

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The Advisor, a separate, wholly owned subsidiary of The Huntington Bank, is the investment advisor to the Huntington Funds. As of December 31, 2005, the Advisor had assets under management of $3.5 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

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The Huntington Bank is an indirect, wholly-owned subsidiary of HBI, a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2005, The Huntington Bank had assets of $2.4 billion.

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Subject to the supervision of the Advisor, the assets of the Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. (Laffer Investments), a portfolio management company. The Sub-Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2908 Poston Avenue, Nashville TN 37203. Laffer Investments has been managing mutual funds since 2004 and managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2005, Laffer Investments managed more than $373.3 million in assets for corporate ERISA, corporate, foundation and endowment clients.

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The Advisor has designated the following as Portfolio Managers. Included is their business experience for the last five years.

Kirk Mentzer and B. Randolph Bateman are jointly and primarily responsible for the day-to-day management of the Dividend Capture Fund. Mr. Mentzer is responsible for research, security selection and construction of the Dividend Capture Fund’s portfolio. Mr. Bateman collaborates with Mr. Mentzer on making tactical changes in the strategic direction of the Dividend Capture Fund, and he monitors the portfolio’s daily transactions.

Mr. Mentzer has served as a Co-Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Fixed Income Securities Fund since 2000. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and serves as Senior Vice President. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Mr. Bateman has served as a Co-Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Situs Small Cap Fund since 2002. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor’s Degree from North Carolina State University.

James J. Gibboney, Jr. and Martina Cheung are jointly and primarily responsible for the day-to-day management of the Growth Fund. Ms. Cheung manages a small percentage of the Growth Fund’s portfolio using quantitative analysis. Mr. Gibboney manages the remainder of the Growth Fund’s portfolio using qualitative analysis. Ms. Cheung and Mr. Gibboney collaborate to monitor the Growth Fund’s cash flows, and consult with each other regarding securities selection to avoid duplication of securities within their respective portions of the portfolio. Ms. Cheung and Mr. Gibboney are otherwise independently responsible for the research, security selection and construction of, and have independent decision-making authority over their respective portions of the Growth Fund’s portfolio.

Mr. Gibboney has served as a Co-Portfolio Manager of the Growth Fund since 1993. He is Senior Vice President of the Advisor. Mr. Gibboney joined The Huntington National Bank in 1989 and became Senior Vice President in 2003. Mr. Gibboney served as Vice President of The Huntington National Bank from 1989 through 2003. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

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Ms. Cheung has served as a Co-Portfolio Manager of the Growth Fund since 2005. She is Vice President of the Advisor. Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Cheung is a Chartered Financial Anaylyst. She received her Bachelor’s degree in Finance and Manager Information Systems from Ohio State University and received her M.B.A. from Capital University.

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Christopher G. Cwiklinski and Craig J. Hardy are jointly and primarily responsible for the day-to-day management of the Income Equity Fund. They jointly undertake all aspects of portfolio management, and collaborate on research, stock selection and portfolio construction.

Mr. Hardy has served as a Co-Portfolio Manager of the Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor’s degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Mr. Cwiklinski has served as a Co-Portfolio Manager of the Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Cwiklinski joined The Huntington National Bank in 2001 as a Vice President. From November 2000 to March 2001, Mr. Cwiklinski served as a consultant for Segal Advisors, and from August 1997 to November 2000, he served as a Portfolio Manager for National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor’s degree in Business Administration from Bowling Green State University.

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Madelynn M. Matlock has served as the Portfolio Manager of the International Equity Fund since 2002. She is Vice President of the Advisor. Ms. Matlock joined The Huntington National Bank in 2002 and serves as Vice President and Director of International Investments. She served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst, and received her Bachelor’s Degree and M.B.A. in Finance from the University of Cincinnati.

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Arthur B. Laffer, Ph.D. and Arthur B. Laffer, Jr. are jointly and primarily responsible for the day-to-day management of the Macro 100 Fund. Dr. Laffer and Mr. Laffer manage the Fund using proprietary quantitative modeling and software. Mr. Laffer implements trading for the Macro 100 Fund’s portfolio and monitors the portfolio’s risk. In doing so, he consults with Dr. Laffer, who is the lead portfolio manager and has ultimate decision-making authority over all aspects of the Macro 100 Fund’s management. Dr. Laffer has served as Co-Portfolio Manager of the Macro 100 Fund since 2004. Dr. Laffer has been the Chairman and Chief Investment Officer of Laffer Investments since 1999 and the Chairman of Laffer Associates since 1979. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the U.K. Dr. Laffer received his Bachelor’s Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University. Mr. Laffer has served as Co-Portfolio Manager of the Macro 100 Fund since 2004. He has been the Chief Executive Officer and President of Laffer Investments since 1999, and Chief Executive Officer and President of Laffer Associates since 1997.

Kathy Stylarek has served as the Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund since 2001. She is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of The Huntington National Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

Christopher M. Rowane has served as the Portfolio Manager of the Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor’s Degree and M.B.A. from Gannon University.

William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the Mortgage Securities Fund. Mr. Seasongood is responsible for the research, security selection and construction of the portion of the Mortgage Securities Fund’s portfolio that is invested in REITs. Mr. Doughty is responsible for the research, security selection and construction of the remainder of the Mortgage Securities Fund’s portfolio. Mr. Doughty and Mr. Seasongood have independent decision-making authority over their respective portions of the Mortgage Securities Fund’s portfolio, but do collaborate to determine the amount of the portfolio that will be invested in REITs, and to monitor the Mortgage Securities Fund’s cash flows.

Mr. Seasongood has served as a Co-Portfolio Manager of the Mortgage Securities Fund since 2001. He is Vice President of the Advisor. Mr. Seasongood joined the Huntington National Bank in 1995 as a Portfolio Manager and is Vice President. Mr. Seasongood is a Chartered Financial Analyst. He received his Bachelor’s degree from Villanova University and his M.B.A. from Temple University.

Mr. Doughty has served as a Co-Portfolio Manager of the Mortgage Securities Fund, and Portfolio Manager of the Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund since 1999. He is Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 and serves as

Vice President. He is a member of the Huntington National Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Dr. Bernard Shinkel has served as the Portfolio Manager of the New Economy Fund since 2001. He is Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 as a Portfolio Manager for individual and institutional accounts and is Vice President. He received his Master’s in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master’s and Ph.D. in Management from Purdue University.

Paul Koscik has served as the Portfolio Manager of the Rotating Markets Fund since 2001. He is Vice President of the Advisor. Mr. Koscik joined The Huntington National Bank in 1984 as a Portfolio Manager and serves as Vice President. He received his Bachelor’s Degree and J.D. from the University of Akron.

Fees Paid to Advisor and Affiliates

The Huntington Bank is also responsible for providing administration, accounting and custodian services to the Trust. The Huntington Bank provides administration services at the following annual rate of the average daily net assets of the Funds:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Funds

.135%	on the first $4 billion
.125%	on the next $3 billion
.115%	on assets in excess of $7 billion

There is no minimum annual fee per Fund or class of Shares.

The Huntington Bank is entitled to receive a maximum fee of .0425% of the Funds’ average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for each additional class of Shares of any Fund with more than one class of Shares), and a maximum fee of .026% of each Fund’s average daily assets for custody services.

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Federated Services Company, a subsidiary of Federated Investors, Inc., serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. The Huntington Bank pays Federated Services Company fees for its sub-administrative services at the following annual rate of the average daily net assets of the Funds:

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Maximum Sub-Administrative Fee	Average Aggregate Daily Net Assets of the Funds

.05%	on the first $3 billion
.04%	on the next $2 billion
.03%	on assets in excess of $5 billion

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There is a minimum annual fee per Fund of $50,000.

Investment A Shares are also subject to either an administrative services fee of 0.25% of the average daily net assets to be paid to The Huntington Bank or a shareholder services fee not to exceed 0.25% of the daily net assets to be paid through the Distributor from Fund assets. Investment B Shares are subject to a shareholder services fee not to exceed 0.25% of the daily net assets. The Advisor and its affiliates may pay out of their own reasonable resources and profits fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

The Trust pays the Advisor management fees as a percentage of average daily net assets as follows:

Florida Tax-Free Money Fund, Money Market Fund and Ohio Municipal Money Market Fund:

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Tiered	Annual Rate

Up to $500 million	0.30%
On the next $500 million	0.25%
On excess of $1 billion	0.20%

All other Funds:

U.S. Treasury Money Market Fund	0.20%
Dividend Capture Fund	0.75%
Growth Fund	0.60%
Income Equity Fund	0.60%
International Equity Fund	1.00%
Macro 100 Fund*	0.75%
Mid Corp America Fund	0.75%
New Economy Fund	0.85%
Rotating Markets Fund	0.50%
Situs Small Cap Fund	0.75%
Fixed Income Securities Fund	0.50%
Intermediate Government Income Fund	0.50%
Michigan Tax-Free Fund	0.50%
Mortgage Securities Fund	0.50%
Ohio Tax-Free Fund	0.50%
Short/Intermediate Fixed Income Securities Fund	0.50%
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* Pursuant to its Sub-Advisory agreement with the Advisor, Laffer Investments receives an annual fee equal to 0.50% of the Macro 100 Fund’s average daily net assets. This fee is paid by the Advisor and not the Macro 100 Fund.

Dividends and Distributions

The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly.

Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:

Dividend Capture Fund	Monthly
Growth Fund	Quarterly
Income Equity Fund	Monthly
International Equity Fund	Annually
Macro 100 Fund	Annually
Mid Corp America Fund	Annually
New Economy Fund	Annually
Rotating Markets Fund	Annually
Situs Small Cap Fund	Annually

The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options

All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or to reinvest capital gains distributions, but receive all other distributions in cash.

Tax Consequences

There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

An exchange of a Fund’s Shares for shares of another Fund will be treated as a sale of the Fund’s Shares and, as with all sales, exchanges or redemptions of Fund Shares, any gain on the transaction will be subject to federal income tax.

Taxation of Distributions

Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Additionally, distributions of investment income designated by the Fund as derived from “qualified investment income” will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rates, through December 31, 2008. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid).

Exempt-Interest Dividends

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the IRS. Shareholders are urged to read the additional information concerning withholding provided in the Statement of Additional Information.

State Income Taxes

In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the state of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida’s intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the state of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund’s Shares will be exempt from the Florida intangible tax payable in the following year.

In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transaction costs involved in restructuring a Fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

Financial Information

Financial Highlights

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The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which, for the years ended December 31, 2005 and 2004, has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request. The information for years or periods ended on or before December 31, 2003 has been audited by another independent registered public accounting firm.

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Financial Highlights

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Money Market Funds

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(For a share outstanding throughout each period)

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Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions

INVESTMENT A SHARES
Huntington Florida Tax-Free Money Fund
2001	$1.00	0.02	--	0.02	(0.02)	--
2002	$1.00	--	--	--	--	--
2003	$1.00	--(8)	--	--	--(8)	--
2004	$1.00	--(8)	--	--	--(8)	--
2005	$1.00	0.01	--	0.01	(0.01)	--

Huntington Money Market Fund
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	--(8)	--	--	--(8)	--
2004	$1.00	--(8)	--	--	--(8)	--
2005	$1.00	0.02	--	0.02	(0.02)	--

Huntington Ohio Municipal Money Market Fund
2001	$1.00	0.02	--	0.02	(0.0)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	--(8)	--	--	--(8)	--
2004	$1.00	--(8)	--	--	--(8)	--
2005	$1.00	0.01	--	0.01	(0.01)	--

Huntington U.S. Treasury Money Market Fund
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	--(8)	--	--	--(8)	--
2004	$1.00	--(8)	--	--	--(8)	--
2005	$1.00	0.02	--	0.02	(0.02)	--

INVESTMENT B SHARES
Huntington Money Market Fund
2001	$1.00	0.03	--	0.03	(0.03)	--
2002	$1.00	--	--	--	--	--
2003	$1.00	0.01	--	0.01	(0.01)	--
2004	$1.00	0.01	--	0.01	(0.01)	--
2005	$1.00	0.02	--	0.02	(0.02)	--

INTERFUND SHARES
Huntington Money Market Fund
2001(6)	$1.00	0.01	--	0.01	(0.01)	--
2002	$1.00	0.01	--	0.01	(0.01)	--
2003	$1.00	0.01	--	0.01	(0.01)	--
2004	$1.00	0.01	--	0.01	(0.01)	--
2005	$1.00	0.03	--	0.03	(0.03)	--

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(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

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(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

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(3) Not annualized.

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(4) Computed on an annualized basis.

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(5) Amount of the waiver is less than .005%.

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(6) Reflects operations for the period from September 4, 2001 (date of initial public investment) to December 31, 2001.

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(7) The payments by affiliates had no impact on total return for the year ended December 31, 2001.

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(8) Amount is less than $0.005.

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(9) There were no fee reductions in this period.

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			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)

(0.02)	$1.00	1.89%	1.03%	1.96%	1.08%	1.91%	$21,193

--	$1.00	0.37%	1.24%	0.36%	--(9)	--(9)	$5,921

--	$1.00	0.24%	0.85%	0.24%	1.22%	(0.13)%	$7,584

--	$1.00	0.25%	0.97%	0.25%	1.25%	(0.03)%	$7,279

(0.01)	$1.00	1.21%	1.17%	1.17%	1.21%	1.13%	$11,916

(0.03)	$1.00	3.20%(7)	0.96%	3.13%	1.01%	3.08%	$430,582

(0.01)	$1.00	0.70%	1.06%	0.70%	--(9)	--(9)	$292,379

--	$1.00	0.24%	0.91%	0.24%	1.08%	0.07%	$244,477

--	$1.00	0.39%	0.95%	0.38%	1.08%	0.25%	$217,570

(0.02)	$1.00	2.13%	1.06%	2.11%	1.07%	2.10%	$219,767

(0.02)	$1.00	2.00%	0.98%	1.95%	1.04%	1.89%	$160,703

(0.01)	$1.00	0.53%	1.10%	0.54%	--(9)	--(9)	$123,208

--	$1.00	0.24%	0.90%	0.24%	1.11%	0.03%	$101,383

--	$1.00	0.29%	0.98%	0.27%	1.11%	0.14%	$105,247

(0.01)	$1.00	1.35%	1.08%	1.33%	1.10%	1.31%	$96,600

(0.03)	$1.00	3.09%	0.87%	3.11%	0.92%	3.06%	$37,561

(0.01)	$1.00	0.77%	0.98%	0.74%	--(9)	--(9)	$51,545

--	$1.00	0.25%	0.84%	0.25%	1.00%	0.09%	$36,443

--	$1.00	0.38%	0.97%	0.34%	0.99%	0.32%	$51,046

(0.02)	$1.00	2.05%	0.99%	2.09%	--(5)	--(5)	$85,671

(0.03)	$1.00	2.62%(7)	1.51%	2.64%	--(9)	--(9)	$18

--	$1.00	0.24%	1.47%	0.22%	1.56%	0.13%	$151

(0.01)	$1.00	0.52%	0.63%	0.54%	0.67%	0.50%	$64

(0.01)	$1.00	0.78%	0.58%	0.75%	1.58%	(0.25)%	$54

(0.02)	$1.00	2.38%	0.81%	2.39%	1.56%	1.64%	$58

(0.01)	$1.00	0.77%(3)	0.51%(4)	1.88%(4)	--(9)	--(9)	$20,591

(0.01)	$1.00	1.21%	0.56%	1.18%	--(9)	--(9)	$26,711

(0.01)	$1.00	0.57%	0.58%	0.56%	--(9)	--(9)	$26,196

(0.01)	$1.00	0.78%	0.58%	0.82%	--(9)	--(9)	$30,004

(0.03)	$1.00	2.64%	0.56%	2.64%	0.57%	2.63%	$35,266

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Financial Highlights

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Equity Funds

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(For a share outstanding throughout each period)

Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions from paid in capital	Distributions to shareholders from net realized gain on investment transactions

INVESTMENT A SHARES

Huntington Dividend Capture Fund

2001(7)	$10.00	0.48 (3)	0.21	0.69	(0.58)	--	--

2002	$10.11	0.47	(0.50)	(0.03)	(0.47)	--	--

2003	$9.61	0.39	1.54	1.93	(0.43)	--	--

2004	$11.11	0.48	0.94	1.42	(0.43)	--	(0.51)

2005	$11.59	0.42	(0.10)	0.32	(0.44)	--	(0.61)

Huntington Growth Fund

2001	$50.43	(0.16)(3)	(8.40)	(8.56)	--	--	--

2002	$41.87	(0.15)	(9.26)	(9.41)	--	--	--

2003	$32.46	(0.05)	6.17	6.12	--	--	--

2004	$38.58	(0.02)	2.86	2.84	--	--	(0.72)

2005	$40.70	(0.07)	0.64	0.57	--	--	(2.26)

Huntington Income Equity Fund

2001	$35.31	1.05	(0.49)	0.56	(1.04)	--	(0.49)

2002	$34.34	0.99	(5.31)	(4.32)	(0.98)	--	(0.09)

2003	$28.95	0.89	4.94	5.83	(0.92)	--	(1.27)

2004	$32.59	0.50	3.38	3.88	(0.51)	--	(2.67)

2005	$33.29	0.56	0.37	0.93	(0.57)	--	(2.38)

Huntington International Equity Fund

2001(7)	$10.00	0.01(3)	(2.34)	(2.33)	(0.01)	--	--

2002	$7.66	(0.04)	(0.99)	(1.03)	--	--	--

2003	$6.63	0.04	2.24	2.28	(0.02)	--	--

2004	$8.89	--	1.76	1.76	(0.01)	--	--

2005	$10.64	0.03	1.49	1.52	(0.07)	--	(0.35)

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(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

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(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

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(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

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(4) Not annualized.

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(5) Computed on an annualized basis.

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(6) Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.

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(7) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

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(8) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.

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(9) Represents a return of capital for federal income tax purposes.

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(10) Does not include the effect of expenses of underlying fund.

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(11) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.

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(12) There were no fee reductions in this period.

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(13) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

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(14) Amount of the waiver is less than .005%.

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			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(13)

(0.58)	$10.11	7.10%(4)	2.03%(5)	5.34%(5)	2.04%(5)	5.33%(5)	$1,125	172%

(0.47)	$9.61	(0.40)%	1.91%	4.74%	--(12)	--(12)	$1,337	88%

(0.43)	$11.11	20.62%	1.65%	4.24%	--(12)	--(12)	$12,408	108%

(0.94)	$11.59	13.20%	1.62%	3.84%	--(12)	--(12)	$7,793	101%

(1.05)	$10.86	2.85%	1.56%	3.82%	1.58%	3.80%	$10,177	131%

--	$41.87	(16.97)%	1.32%	(0.36)%	1.37%	(0.41)%	$11,899	12%

--	$32.46	(22.47)%	1.49%	(0.42)%	--(12)	--(12)	$8,728	15%

--	$38.58	18.85%	1.42%	(0.16)%	--(12)	--(12)	$11,754	8%

(0.72)	$40.70	7.36%	1.41%	(0.04)%	--(12)	--(12)	$11,317	12%

(2.26)	$39.01	1.26%	1.39%	(0.17)%	1.40%	(0.18)%	$10,598	20%

(1.53)	$34.34	1.55%	1.30%	2.93%	1.35%	2.87%	$2,053	33%

(1.07)	$28.95	(12.81)%	1.43%	3.08%	--(12)	--(12)	$2,007	29%

(2.19)	$32.59	20.69%	1.42%	2.85%	--(12)	--(12)	$3,684	85%

(3.18)	$33.29	12.88%	1.42%	1.59%	--(12)	--(12)	$5,226	35%

(2.95)	$31.27	2.80%	1.40%	1.72%	--(14)	--(14)	$6,197	33%

(0.01)	$7.66	(23.32)%(4)	2.45%(5)	0.07%(5)	2.46%(5)	0.06%(5)	$34	121%

--	$6.63	(13.45)%	2.05%	(0.66)%	--(12)	--(12)	$101	68%

(0.02)	$8.89	34.43%	1.90%	0.55%	--(12)	--(12)	$505	48%

(0.01)	$10.64	19.84%	1.85%	0.02%	--(12)	--(12)	$808	31%

(0.42)	$11.74	14.22%	1.81%	0.39%	--(14)	--(14)	$2,463	21%


Financial Highlights


Equity Funds


(For a share outstanding throughout each period)

Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions from paid in capital	Distributions to shareholders from net realized gain on investment transactions

INVESTMENT A SHARES

Huntington Macro 100 Fund

2004(11)	$10.00	0.01	1.19	1.20	(0.02)	--	--

2005	$11.18	(0.04)	0.55	0.51	--	--	(0.43)

Huntington Mid Corp America Fund

2001(7)	$10.00	(0.03)(3)	0.43	0.40	(0.02)	--	(0.01)

2002	$10.37	(0.04)	(1.35)	(1.39)	--	--	--

2003	$8.98	(0.02)	2.81	2.79	--	--	--

2004	$11.77	(0.06)	2.06	2.00	--	--	(0.02)

2005	$13.75	(0.02)	1.54	1.52	--	--	--

Huntington New Economy Fund

2001(7)	$10.00	(0.07)(3)	0.20	0.13	--	(0.02)(9)	--

2002	$10.11	(0.08)	(1.31)	(1.39)	--	--	--

2003	$8.72	(0.07)	3.09	3.02	--	--	(0.01)

2004	$11.73	(0.18)	2.68	2.50	--	--	--

2005	$14.23	(0.05)	1.74	1.69	--	--	(0.18)

Huntington Rotating Markets Fund

2001(6)	$10.00	(0.04)(3)	(0.99)	(1.03)	--	--	--

2002	$8.97	(0.05)	(1.39)	(1.44)	--	--	--

2003	$7.53	0.02	1.83	1.85	(0.02)	--	--

2004	$9.36	0.03	1.06	1.09	(0.03)	--	--

2005	$10.42	0.03	0.93	0.96	(0.03)	--	--

Huntington Situs Small Cap Fund

2002(8)	$10.00	--	0.21	0.21	--	--	--

2003	$10.21	(0.04)	3.61	3.57	--	--	(0.01)

2004	$13.77	(0.08)	3.65	3.57	--	--	(0.34)

2005	$17.00	(0.07)	2.76	2.69	--	--	(0.61)


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.


(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.


(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.


(4) Not annualized.


(5) Computed on an annualized basis.


(6) Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.


(7) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.


(8) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.


(9) Represents a return of capital for federal income tax purposes.


(10) Does not include the effect of expenses of underlying fund.


(11) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.


(12) There were no fee reductions in this period.


(13) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.


(14) Amount of the waiver is less than .005%.

			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(13)

(0.02)	$11.18	12.03%(4)	2.19%(5)	0.35%(5)	--(12)	--(12)	$841	--

(0.43)	$11.26	4.46%	1.76%	(0.52)%	--(14)	--(14)	$2,152	87%

(0.03)	$10.37	4.01%(4)	1.68%(5)	(0.35)%(5)	1.69%(5)	(0.36)%(5)	$283	11%

--	$8.98	(13.40)%	1.66%	(0.55)%	--(12)	--(12)	$870	16%

--	$11.77	31.07%	1.60%	(0.33)%	--(12)	--(12)	$3,325	29%

(0.02)	$13.75	17.02%	1.58%	(0.45)%	--(12)	--(12)	$3,180	4%

--	$15.27	11.05%	1.56%	(0.14)%	1.57%	(0.15)%	$4,646	7%

(0.02)	$10.11	1.28%(4)	2.21%(5)	(0.81)%(5)	2.23%(5)	(0.83)%(5)	$128	45%

--	$8.72	(13.75)%	2.13%	(1.34)%	2.17%	(1.38)%	$339	39%

(0.01)	$11.73	34.59%	1.80%	(1.03)%	--(12)	--(12)	$1,154	83%

--	$14.23	21.31%	1.77%	(1.15)%	--(12)	--(12)	$1,292	28%

(0.18)	$15.74	11.87%	1.71%	(0.64)%	--(14)	--(14)	$5,804	61%

--	$8.97	(10.30)%(4)	2.31%(5)(10)	(0.63)%(5)(10)	--(10)(12)	--(10)(12)	$298	--

--	$7.53	(16.05)%	1.78%(10)	(0.82)%(10)	--(10)(12)	--(10)(12)	$648	102%

(0.02)	$9.36	24.62%	1.54%(10)	0.32%(10)	--(10)(12)	--(10)(12)	$1,258	206%

(0.03)	$10.42	11.61%	1.47%(10)	0.31%(10)	--(10)(12)	--(10)(12)	$1,629	86%

(0.03)	$11.35	9.24%	1.42%(10)	0.30%(10)	--(10)(14)	--(10)(14)	$1,911	48%

--	$10.21	2.10%(4)	2.25%(5)	(1.41)%(5)	--(12)	--(12)	$10	9%

(0.01)	$13.77	34.92%	1.87%	(0.75)%	--(12)	--(12)	$499	19%

(0.34)	$17.00	25.94%	1.68%	(0.69)%	--(12)	--(12)	$1,302	16%

(0.61)	$19.08	15.87%	1.61%	(0.66)%	--(14)	--(14)	$5,073	14%


Financial Highlights


Equity Funds


(For a share outstanding throughout each period)

Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions from paid in capital	Distributions to shareholders from net realized gain on investment transactions

INVESTMENT B SHARES

Huntington Dividend Capture Fund

2001(7)	$10.00	0.44(3)	0.20	0.64	(0.54)	--	--

2002	$10.10	0.42	(0.49)	(0.07)	(0.42)	--	--

2003	$9.61	0.37	1.50	1.87	(0.38)	--	--

2004	$11.10	0.39	0.97	1.36	(0.38)	--	(0.51)

2005	$11.57	0.37	(0.12)	0.25	(0.38)	--	(0.61)

Huntington Growth Fund

2001	$50.17	(0.40)(3)	(8.33)	(8.73)	--	--	--

2002	$41.44	(0.24)	(9.24)	(9.48)	--	--	--

2003	$31.96	(0.19)	6.02	5.83	--	--	--

2004	$37.79	(0.19)	2.78	2.59	--	--	(0.72)

2005	$39.66	(0.26)	0.62	0.36	--	--	(2.26)

Huntington Income Equity Fund

2001	$35.20	0.83	(0.46)	0.37	(0.79)	--	(0.49)

2002	$34.29	0.82	(5.30)	(4.48)	(0.84)	--	(0.09)

2003	$28.88	0.74	4.93	5.67	(0.79)	--	(1.27)

2004	$32.49	0.34	3.37	3.71	(0.35)	--	(2.67)

2005	$33.18	0.40	0.36	0.76	(0.41)	--	(2.38)

Huntington International Equity Fund

2001(7)	$10.00	(0.13)(3)	(2.22)	(2.35)	(0.01)	--	--

2002	$7.64	(0.04)	(1.02)	(1.06)	--	--	--

2003	$6.58	--	2.22	2.22	(0.01)	--	--

2004	$8.79	(0.02)	1.70	1.68	--	--	--

2005	$10.47	--	1.44	1.44	(0.01)	--	(0.35)

Huntington Macro 100 Fund

2004(10)	$10.00	(0.01)	1.18	1.17	--	--	--

2005	$11.17	(0.09)	0.55	0.46	--	--	(0.43)


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.


(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.


(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.


(4) Not annualized.


(5) Computed on an annualized basis.


(6) Amount of the waiver is less than .005%.


(7) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.


(8) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.


(9) Represents a return of capital for federal income tax purposes.


(10) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.


(11) There were no fee reductions in this period.


(12) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(12)

(0.54)	$10.10	6.57%(4)	2.54%(5)	4.80%(5)	--(11)	--(11)	$1,920	172%

(0.42)	$9.61	(0.78)%	2.41%	4.42%	--(11)	--(11)	$5,001	88%

(0.38)	$11.10	19.90%	2.16%	3.78%	--(11)	--(11)	$12,374	108%

(0.89)	$11.57	12.61%	2.11%	3.53%	--(11)	--(11)	$16,554	101%

(0.99)	$10.83	2.25%	2.06%	3.31%	2.08%	3.29%	$17,728	131%

--	$41.44	(17.40)%	1.87%	(0.92)%	--(11)	--(11)	$1,634	12%

--	$31.96	(22.88)%	1.93%	(0.88)%	--(11)	--(11)	$3,084	15%

--	$37.79	18.24%	1.92%	(0.65)%	--(11)	--(11)	$5,220	8%

(0.72)	$39.66	6.85%	1.91%	(0.51)%	--(11)	--(11)	$6,331	12%

(2.26)	$37.76	0.76%	1.89%	(0.66)%	1.90%	(0.67)%	$6,073	20%

(1.28)	$34.29	1.04%	1.85%	2.15%	--(11)	--(11)	$909	33%

(0.93)	$28.88	(13.27)%	1.93%	2.67%	--(11)	--(11)	$3,802	29%

(2.06)	$32.49	20.08%	1.92%	2.38%	--(11)	--(11)	$6,534	85%

(3.02)	$33.18	12.33%	1.82%	1.00%	--(11)	--(11)	$8,257	35%

(2.79)	$31.15	2.28%	1.90%	1.22%	--(6)	--(6)	$8,447	33%

(0.01)	$7.64	(23.55)%(4)	2.96%(5)	(1.80)%(5)	--(11)	--(11)	$77	121%

--	$6.58	(13.87)%	2.59%	(0.88)%	--(11)	--(11)	$179	68%

(0.01)	$8.79	33.77%	2.41%	0.02%	--(11)	--(11)	$405	48%

--	$10.47	19.11%	2.35%	(0.23)%	--(11)	--(11)	$655	31%

(0.36)	$11.55	13.73%	2.33%	(0.07)%	--(6)	--(6)	$1,201	21%

--	$11.17	11.70%(4)	2.70%(5)	(0.24)%(5)	--(11)	--(11)	$809	--

(0.43)	$11.20	4.02%	2.26%	(1.02)%	--(6)	--(6)	$1,523	87%


Financial Highlights


Equity Funds


(For a share outstanding throughout each period)

Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions from paid in capital	Distributions to shareholders from net realized gain on investment transactions

INVESTMENT B SHARES

Huntington Mid Corp America Fund

200(7)	$10.00	(0.08)(3)	0.44	0.36	(0.01)	--	(0.01)

2002	$10.34	(0.07)	(1.36)	(1.43)	--	--	--

2003	$8.91	(0.07)	2.78	2.71	--	--	--

2004	$11.62	(0.11)	2.02	1.91	--	--	(0.02)

2005	$13.51	(0.09)	1.51	1.42	--	--	--

Huntington New Economy Fund

2001(7)	$10.00	(0.13)(3)	0.19	0.06	--	(0.01)(9)	--

2002	$10.05	(0.14)	(1.28)	(1.42)	--	--	--

2003	$8.63	(0.13)	3.07	2.94	--	--	(0.01)

2004	$11.56	(0.19)	2.57	2.38	--	--	--

2005	$13.94	(0.15)	1.74	1.59	--	--	(0.18)

Huntington Situs Small Cap Fund

2002(8)	$10.00	--	0.20	0.20	--	--	--

2003	$10.20	(0.08)	3.57	3.49	--	--	(0.01)

2004	$13.68	(0.13)	3.59	3.46	--	--	(0.34)

2005	$16.80	(0.18)	2.74	2.56	--	--	(0.61)


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.


(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.


(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.


(4) Not annualized.


(5) Computed on an annualized basis.


(6) Amount of the waiver is less than .005%.


(7) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.


(8) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.


(9) Represents a return of capital for federal income tax purposes.


(10) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.


(11) There were no fee reductions in this period.


(12) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(12)

(0.02)	$10.34	3.58%(4)	2.19%(5)	(0.92)%(5)	--(11)	--(11)	$1,097	11%

--	$8.91	(13.83)%	2.16%	(1.06)%	--(11)	--(11)	$3,082	16%

--	$11.62	30.42%	2.09%	(0.84)%	--(11)	--(11)	$5,439	29%

(0.02)	$13.51	16.46%	2.08%	(0.94)%	--(11)	--(11)	$7,269	4%

--	$14.93	10.51%	2.06%	(0.64)%	2.07%	(0.65)%	$8,252	7%

(0.01)	$10.05	0.57%(4)	2.73%(5)	(1.52)%(5)	--(11)	--(11)	$460	45%

--	$8.63	(14.13)%	2.65%	(1.88)%	2.69%	(1.92)%	$908	39%

(0.01)	$11.56	34.02%	2.30%	(1.53)%	--(11)	--(11)	$1,642	83%

--	$13.94	20.59%	2.27%	(1.63)%	--(11)	--(11)	$2,369	28%

(0.18)	$15.35	11.40%	2.21%	(1.17)%	--(6)	--(6)	$3,410	61%

--	$10.20	2.00%(4)	3.00%(5)	(2.05)%(5)	--(11)	--(11)	$88	9%

(0.01)	$13.68	34.17%	2.40%	(1.25)%	--(11)	--(11)	$555	19%

(0.34)	$16.80	25.31%	2.18%	(1.18)%	--(11)	--(11)	$1,627	16%

(0.61)	$18.75	15.28%	2.11%	(1.16)%	--(6)	--(6)	$2,633	14%


Financial Highlights


Fixed Income Funds


(For a share outstanding throughout each period)

Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions

INVESTMENT A SHARES

Huntington Fixed Income Securities Fund

2001	$20.25	1.12	0.07	1.19	(0.06)	--	(1.06)

2002	$20.77	0.94	0.50	1.44	(0.95)	--	(0.95)

2003	$21.26	0.76	0.17	0.93	(0.77)	--	(0.77)

2004	$21.42	0.68	(0.09)	0.59	(0.69)	(0.09)	(0.78)

2005	$21.23	0.71	(0.38)	0.33	(0.71)	(0.07)	(0.78)

Huntington Intermediate Government Income Fund

2001	$10.22	0.51(3)	0.01	0.52	(0.49)	--	(0.49)

2002	$10.43	0.44	0.50	0.94	(0.45)	--	(0.45)

2003	$10.92	0.35	(0.23)	0.12	(0.37)	(0.02)	(0.39)

2004	$10.65	0.33	(0.07)	0.26	(0.35)	(0.04)	(0.39)

2005	$10.52	0.34	(0.23)	0.11	(0.35)	--	(0.35)

Huntington Michigan Tax-Free Fund

2001	$10.71	0.39	(0.01)	0.38	(0.39)	(0.24)	(0.63)

2002	$10.46	0.32	0.50	0.82	(0.32)	(0.03)	(0.35)

2003	$10.93	0.26	0.09	0.35	(0.27)	(0.05)	(0.32)

2004	$10.96	0.24	(0.17)	0.07	(0.24)	(0.03)	(0.27)

2005	$10.76	0.22	(0.15)	0.07	(0.22)	(0.04)	(0.26)

Huntington Mortgage Securities Fund

2001	$8.14	0.42	0.20	0.62	(0.41)	--	(0.41)

2002	$8.35	0.36	0.24	0.60	(0.37)	--	(0.37)

2003	$8.58	0.17	0.39	0.56	(0.28)	--	(0.28)

2004	$8.86	0.28	0.21	0.49	(0.28)	--	(0.28)

2005	$9.07	0.26	(0.11)	0.15	(0.29)	(0.01)	(0.30)

Huntington Ohio Tax-Free Fund

2001	$21.31	0.79	(0.08)	0.71	(0.79)	(0.29)	(1.08)

2002	$20.94	0.68	0.96	1.64	(0.68)	(0.04)	(0.72)

2003	$21.86	0.54	0.13	0.67	(0.54)	(0.11)	(0.65)

2004	$21.88	0.52	(0.23)	0.29	(0.52)	(0.16)	(0.68)

2005	$21.49	0.49	(0.37)	0.12	(0.49)	(0.22)	(0.71)

Huntington Short/Intermediate Fixed Income Securities Fund

2003(8)	$20.08	0.32	(0.19)	0.13	(0.32)	--	(0.32)

2004	$19.89	0.45	(0.33)	0.12	(0.45)	--	(0.45)

2005	$19.56	0.46	(0.40)	0.06	(0.46)	--	(0.46)


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

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

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.


(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

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

(4) Not annualized.


(5) Computed on annualized basis.


(6) Total return would have been 6.11% without the payments by affiliates.

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

(7) Total return would have been 5.25% without the payments by affiliates.

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

(8) Reflects operations for the period from May 9, 2003 (date of initial public investment) to December 31, 2003.


(9) There were no fee reductions in this period.

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

(10) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

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

(11) Amount of the waiver is less than .005%.

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			Ratios to average net assets

Payments by affiliates	Net Asset, Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(10)

0.39	$20.77	8.04%(6)	1.22%	5.18%	1.26%	5.14%	$1,205	149%

--	$21.26	7.14%	1.33%	4.47%	--(9)	--(9)	$1,512	54%

--	$21.42	4.43%	1.33%	3.47%	--(9)	--(9)	$2,532	73%

--	$21.23	2.81%	1.33%	3.22%	--(9)	--(9)	$2,314	53%

--	$20.78	1.56%	1.32%	3.30%	--(11)	--(11)	$1,699	59%

0.18	$10.43	7.01%(7)	1.24%	4.80%	1.29%	4.75%	$1,706	64%

--	$10.92	9.17%	1.35%	3.89%	--(9)	--(9)	$6,766	60%

--	$10.65	1.09%	1.35%	3.18%	--(9)	--(9)	$7,486	78%

--	$10.52	2.42%	1.36%	3.16%	--(9)	--(9)	$4,182	43%

--	$10.28	1.08%	1.34%	3.30%	1.35%	3.29%	$3,707	34%

--	$10.46	3.63%	1.33%	3.70%	1.38%	3.65%	$5,023	100%

--	$10.93	7.98%	1.58%	2.99%	--(9)	--(9)	$5,209	27%

--	$10.96	3.21%	1.52%	2.40%	--(9)	--(9)	$6,241	17%

--	$10.76	0.69%	1.54%	2.19%	--(9)	--(9)	$6,108	17%

--	$10.57	0.63%	1.49%	2.03%	1.51%	2.01%	$4,838	49%

--	$8.35	7.85%	1.28%	5.12%	1.33%	5.07%	$826	25%

--	$8.58	7.30%	1.44%	4.07%	--(9)	--(9)	$2,859	63%

--	$8.86	6.71%	1.37%	2.74%	--(9)	--(9)	$1,214	71%

--	$9.07	5.66%	1.40%	3.18%	--(9)	--(9)	$1,257	38%

--	$8.92	1.68%	1.36%	3.06%	--(11)	--(11)	$1,823	29%

--	$20.94	3.35%	1.25%	3.63%	1.29%	3.59%	$1,923	39%

--	$21.86	7.94%	1.43%	3.11%	--(9)	--(9)	$3,292	28%

--	$21.88	3.11%	1.41%	2.45%	--(9)	--(9)	$5,913	20%

--	$21.49	1.32%	1.42%	2.39%	--(9)	--(9)	$4,657	13%

--	$20.90	0.59%	1.41%	2.32%	1.42%	2.31%	$3,222	45%

--	$19.89	0.65%(4)	1.31%(5)	2.47%(5)	--(9)	--(9)	$8,061	51%

--	$19.56	0.60%	1.32%	2.29%	--(9)	--(9)	$4,538	54%

--	$19.16	0.34%	1.31%	2.41%	--(11)	--(11)	$3,506	31%


Financial Highlights


Fixed Income Funds


(For a share outstanding throughout each period)

Year Ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions

INVESTMENT B SHARES

Huntington Fixed Income Securities Fund

2001	$20.25	0.63	0.44	1.07	(0.96)	--	(0.96)

2002	$20.75	0.83	0.50	1.33	(0.85)	--	(0.85)

2003	$21.23	0.65	0.17	0.82	(0.66)	--	(0.66)

2004	$21.39	0.58	(0.09)	0.49	(0.59)	(0.09)	(0.68)

2005	$21.20	0.60	(0.38)	0.22	(0.60)	(0.07)	(0.67)

Huntington Intermediate Government Income Fund

2003(7)	$10.99	0.17	(0.30)	(0.13)	(0.18)	(0.02)	(0.20)

2004	$10.66	0.28	(0.09)	0.19	(0.29)	(0.04)	(0.33)

2005	$10.52	0.29	(0.23)	0.06	(0.30)	--	(0.30)

Huntington Michigan Tax-Free Fund

2003(8)	$11.11	0.12	(0.11)	0.01	(0.12)	(0.05)	(0.17)

2004	$10.95	0.19	(0.17)	0.02	(0.19)	(0.03)	(0.22)

2005	$10.75	0.16	(0.14)	0.02	(0.16)	(0.04)	(0.20)

Huntington Mortgage Securities Fund

2003(9)	$8.70	0.13	0.17	0.30	(0.17)	--	(0.17)

2004	$8.83	0.23	0.21	0.44	(0.25)	--	(0.25)

2005	$9.02	0.22	(0.12)	0.10	(0.24)	(0.01)	(0.25)

Huntington Ohio Tax-Free Fund

2003(10)	$21.97	0.27	0.02	0.29	(0.27)	(0.11)	(0.38)

2004	$21.88	0.41	(0.23)	0.18	(0.41)	(0.16)	(0.57)

2005	$21.49	0.39	(0.37)	0.02	(0.39)	(0.22)	(0.61)


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.


(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.


(3) Not annualized.


(4) Computed on annualized basis.


(5) Total return would have been 5.46% without the payments by affiliates.


(6) Amount of the waiver is less than .005%.


(7) Reflects operations for the period from May 12, 2003 (date of initial public investment) to December 31, 2003.


(8) Reflects operations for the period from May 19, 2003 (date of initial public investment) to December 31, 2003.


(9) Reflects operations for the period from May 13, 2003 (date of initial public investment) to December 31, 2003.


(10) Reflects operations for the period from May 2, 2003 (date of initial public investment) to December 31, 2003.


(11) There were no fee reductions in this period.


(12) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

			Ratios to average net assets

Payments by affiliates	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(12)

0.39	$20.75	7.39%(5)	1.76%	4.39%	--(11)	--(11)	$472	149%

--	$21.23	6.59%	1.82%	3.88%	--(11)	--(11)	$1,852	58%

--	$21.39	3.92%	1.83%	2.99%	--(11)	--(11)	$3,212	73%

--	$21.20	2.31%	1.83%	2.72%	--(11)	--(11)	$3,040	53%

--	$20.75	1.06%	1.82%	2.80%	--(6)	--(6)	$3,068	59%

--	$10.66	(1.13)%(3)	1.86%(4)	2.41%(4)	--(11)	--(11)	$492	78%

--	$10.52	1.81%	1.86%	2.62%	--(11)	--(11)	$470	43%

--	$10.28	0.57%	1.84%	2.79%	1.85%	2.78%	$484	34%

--	$10.95	0.09%(3)	2.03%(4)	1.68%(4)	--(11)	--(11)	$580	17%

--	$10.75	0.18%	2.04%	1.69%	--(11)	--(11)	$789	17%

--	$10.57	0.22%	1.99%	1.53%	2.01%	1.51%	$615	49%

--	$8.83	3.47%(3)	1.93%(4)	1.14%(4)	--(11)	--(11)	$280	71%

--	$9.02	5.00%	1.90%	2.68%	--(11)	--(11)	$482	38%

--	$8.87	1.16%	1.86%	2.57%	--(6)	--(6)	$700	29%

--	$21.88	1.32%(3)	1.93%(4)	1.86%(4)	--(11)	--(11)	$1,685	20%

--	$21.49	0.81%	1.92%	1.88%	--(11)	--(11)	$1,729	13%

--	$20.90	0.10%	1.91%	1.82%	1.92%	1.81%	$1,525	45%

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More About the Huntington Funds

Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

Florida Tax-Free Money Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Ohio Municipal Money Market Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.

Growth Fund

  at least 65% of total assets will be invested in equity securities.

Michigan Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.

Ohio Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
  no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

Short/Intermediate Fixed Income Securities Fund

  at least 65% of total assets in fixed income securities.

Additional Investment Information

Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and global) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time. While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the Prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and pre-payment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.

Fund Name	Fund Code

Florida Tax-Free Money Fund	1
Money Market Fund	2
Ohio Municipal Money Market Fund	3
U.S. Treasury Money Market Fund	4
Dividend Capture Fund	5
Growth Fund	6
Income Equity Fund	7
International Equity Fund	8
Macro 100 Fund	9
Mid Corp America Fund	10
New Economy Fund	11
Rotating Markets Fund	12
Situs Small Cap Fund	13
Fixed Income Securities Fund	14
Intermediate Government Income Fund	15
Michigan Tax-Free Fund	16
Mortgage Securities Fund	17
Ohio Tax-Free Fund	18
Short/Intermediate Fixed Income Securities Fund	19

Instrument	Fund Code	Risk Type

American Depository Receipts (ADRs): ADRs are foreign Shares of a company held by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars. Generally, ADRs designed for trading in the U.S. securities markets.

	5-13	Market Political Foreign Investment Currency Custodial and Related Investment Costs

Asset-Backed Securities: Securities backed by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or assets.

	1-4,11,13,17,19	Pre-payment Extension Market Credit Regulator

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	1-3,5-19	Credit Liquidity Market

Bonds: Bonds or fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a bond or a fixed income security must repay the principal amount of the security, normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities. However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.

	1-15,17,19	Market Credit Liquidity Pre-payment Extension

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. Those Funds that are authorized to write or purchase put and call options must cover such options and may buy bonds’ existing option contracts known as “closing transactions.”

	5-13,17	Management Liquidity Credit Market Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-3,5-19	Market Credit Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	1-3,5-19	Credit Liquidity Market

Common Stock: Shares of ownership of a company.	5-13,17	Market
Convertible Securities: Bonds or preferred stock that convert to common stock.	5-14,17,19	Market Credit

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

	1-3,5-19	Credit Market Liquidity Management

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., put and calls), options on futures, swap agreements, and some mortgage-backed securities.

	5-19	Management Market Credit Liquidity Leverage

European Depositary Receipts (EDRs): EDRs, which are sometimes referred to as Continental Depositary Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, EDRs are designed for trading in European securities markets.

	8,9,11-13	Market Political Foreign Investment Currency Custodial and Related Investment Costs

Foreign Securities: Stocks issued by foreign companies including ADRs, EDRs and Global Depository Receipts (GDRs), as well as commercial paper of foreign issuers and obligations of foreign governments, companies, banks, overseas branches of U.S. banks or supranational entities.

	5-13,14,19	Market Political Foreign Investment Liquidity Currency Custodial and Related Investment Costs

Forward Foreign Currency Contracts: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set by the parties involved at the time the contract is negotiated.

	5-13,14,19	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Custodial and Related Investment Costs

Foreign Exchange Contracts: Spot currency trades whereby one currency is exchanged for another. The Fund may also enter into derivative contracts in which a foreign currency is an underlying contract.	8,12,13	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Custodial and Related Investment Costs

Futures and Related Options: A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price. The aggregate value of options on securities (long puts and calls) will not exceed 10% of a Fund’s net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund’s assets.

	5-19	Management Market Credit Liquidity Leverage

Global Depositary Receipts (GDRs): GDRs are securities, typically issued globally by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, GDRs are designed for trading in non-U.S. securities markets.

	8,9,11-13	Market Political Foreign Investment Currency Custodial and Related Investment Costs

Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the Fund has estimated for them. Each of the Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed income Securities Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Ohio Tax-Free Fund and Short/Intermediate Fixed Income Securities Fund may invest up to 10% of its total assets in illiquid securities. Each of the Dividend Capture Fund, International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Situs Small Cap Fund and Intermediate Government Income Fund may invest up to 15% of its assets in illiquid securities. The Florida Tax-Free Money Fund may invest up to 10% of its net assets in illiquid securities.

	1-19	Liquidity Market

Index-Based Securities: Index-based securities such as iShares Russell 2000 Index Fund, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100”), include exchange traded funds and represent ownership in an investment portfolio of common stocks designed to track the price, performance and dividend yield of an index, such as the Russell 2000 Index or the NASDAQ-100. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.

	5-13	Market

Investment Company Securities: Shares of registered investment companies. These may include Huntington Money Market Funds and other registered investment companies for which the Advisor or any of their affiliates serves as investment advisor, administrator or distributor. Investment company securities may also include index-based securities. Shares of most index-based securities are listed and traded on stock exchanges at market prices, although some shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, index-based securities charge asset-based fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell index-based security shares. Except for the Rotating Markets Fund, each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies. However, each of the Funds may invest up to 25% of its assets in the Interfund Shares of the Huntington Money Market Fund, pursuant to an SEC exemptive order. The Rotating Markets Fund may invest all of its assets in the Shares of any one investment company or investment companies. The Rotating Markets Fund, however, may not own more than 3% of the securities of any one investment company. If the Rotating Markets Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other fees and expenses of that investment company, which are in addition to the management and other fees a Fund pays its own Advisor.

	1-19	Market

Investment Grade Securities: Securities rated BBB or higher by Standard & Poor’s; Baa or better by Moody’s; similarly rated by other; NRSROs; or, if not rated, determined to be of comparably high quality by the Advisor.

	5-19	Market Credit

Interests in Other Business Organizations: Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

	5-6,8-11,13	Market Foreign Investment Currency Custodial and Related Investment Costs

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

	1-19	Market Credit

Mortgage-Backed Securities: Bonds backed by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).	4-19	Pre-payment Market Credit Regulatory Extension

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	17	Pre-payment Market Regulatory Extension

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities (single family revenue bonds).

There are two general types of municipal bonds:

General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

	1-3,7,14-19	Market Credit Political Tax Regulatory

Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered to promote economic development and are supported by various governments and government agencies.	8,12,13	Credit Foreign Investment Currency Custodial and Related Investment Costs

Options on Currencies: A Fund may buy put options and sell covered call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets). A covered call option means the Fund will own an equal amount of the underlying foreign currency. Currency options help a Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies. If a Fund sells a put option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S. government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.

	5-15	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Custodial and Related Investment Costs

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

	5-14	Market

Real Estate Investment (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate loans or interest.	5-14,16-18	Liquidity Management Market Regulatory Tax Pre-payment Extension

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.

	1-19	Market Leverage

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-19	Market Leverage

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities. Restricted securities may be either liquid or illiquid securities.

	1-19	Liquidity Market

Securities Lending: Each Fund, except the Rotating Markets Fund, Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Situs Small Cap Fund and Macro 100 Fund may lend up to 20% (5% in the case of Michigan Tax-Free Fund) of its total assets. The Rotating Markets Fund, Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Situs Small Cap Fund and Macro 100 Fund may each lend up to 33 1/3% of their total assets. Such loans must be collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily.

	1-19	Market Liquidity Leverage

Tax-Exempt Commercial Paper: Commercial paper issued by governments and political sub-divisions.	1-3,7,14-19	Credit Liquidity Market Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	1-3,5-19	Liquidity Credit Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of accrual of Treasury securities.	5-13,14	Market

Unit Investment Trusts: A type of investment company, registered with the SEC under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal. Certain exchange-traded funds are organized as unit investment trusts.

	5-13	Market

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

	1-19	Market Credit

GSE securities not backed by the full faith and credit of the U.S. government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations. Other GSE securities are not backed by the full faith and credit of the U.S. government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.	1-19	Market

Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to a Fund on demand.	1-19	Credit Liquidity Market

Warrants: Securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are typically issued with preferred stock and bonds.	5-14,17	Market Credit

When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date.	1-19	Market Leverage Liquidity Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.

	5-15,19	Market Credit Foreign Investment Currency Custodial and Related Investment Costs

Zero-Coupon Securities: Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity.

	1-19	Credit Market Zero Coupon Liquidity Pre-payment Extension

Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment Risk. Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. A Fund’s investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information

The Statement of Additional Information (SAI) provides more detailed information about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus. The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities.

These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on The Huntington Funds’ website at www.huntingtonfunds.com.

Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Huntington Funds.

Laffer Investments, Inc. is the Sub-Advisor to the Huntington Macro 100 Fund.

Edgewood Services, Inc. is the Distributor and is not affiliated with The Huntington National Bank.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

Call

(800) 253-0412

Write

Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on the Internet

You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. The SEC’s website contains text-only versions of the Huntington Funds’ documents.

Contact the SEC

Call (202) 942-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

The Huntington Funds’ Investment Company Act registration number is 811-5010.

Cusip 446327108	Cusip 446327652	Cusip 446327827
Cusip 446327686	Cusip 446327637	Cusip 446327421
Cusip 446327306	Cusip 446327629	Cusip 446327793
Cusip 446327504	Cusip 446327561	Cusip 446327447
Cusip 446327702	Cusip 446327553	Cusip 446327777
Cusip 446327884	Cusip 446327595	Cusip 446327694
Cusip 446327678	Cusip 446327587	Cusip 446327736
Cusip 446327868	Cusip 446327488	Cusip 446327454
Cusip 446327710	Cusip 446327470	Cusip 446327413
Cusip 446327520	Cusip 446327843	Cusip 446327330
Cusip 446327660	Cusip 446327439	Cusip 446327322

[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412,

The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

Not a Deposit * Not FDIC Insured * May Lose Value * No Bank Guarantee * Not Insured By Any Government Agency

[Logo of Huntington Funds]

Huntington Funds Shareholder Services:
1-800-253-0412

Huntington Investment Company, Member NASD/SIPC:
1-800-322-4600

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27056 (4/06)

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[Logo of Huntington Funds]

Investor Guide

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MAY 1, 2006

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TRUST SHARES

TRUST SHARES PROSPECTUS

Money Market Funds

Huntington Florida Tax-Free Money Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Rotating Markets Fund
Huntington Situs Small Cap Fund

Income Funds

Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Michigan Tax-Free Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund

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MAY 1, 2006

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[Logo of Huntington Funds]

The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is unlawful.

Huntington Funds

How to Read This Prospectus

The Huntington Funds (“Trust”) is a mutual fund family that offers different classes of shares in separate investment portfolios (“Funds”). The Funds have various investment goals and strategies and are advised by professional portfolio managers at Huntington Asset Advisors, Inc. (“Advisor”), a subsidiary of The Huntington National Bank. This Prospectus gives you important information about the Trust Shares (“Shares”) of the Funds that you should know before investing. All of the Funds offer Investment A Shares. In addition, the Equity Funds (except the Rotating Markets Fund), the Income Funds (except the Short/Intermediate Fixed Income Securities Fund) and the Money Market Fund offer Investment B Shares. The Money Market Fund also offers Interfund Shares, which are offered in separate Prospectuses.

Please read this Prospectus and keep it for future reference. The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Funds.

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Introduction
3
Fund Summary, Investment Strategy and Risks
Money Market Funds
4	Florida Tax-Free Money Fund
9	Money Market Fund
14	Ohio Municipal Money Market Fund
19	U.S. Treasury Money Market Fund
Equity Funds
24	Dividend Capture Fund
29	Growth Fund
34	Income Equity Fund
39	International Equity Fund
45	Macro 100 Fund
51	Mid Corp America Fund
57	New Economy Fund
63	Rotating Markets Fund
71	Situs Small Cap Fund
Income Funds
78	Fixed Income Securities Fund
84	Intermediate Government Income Fund
90	Michigan Tax-Free Fund
96	Mortgage Securities Fund
102	Ohio Tax-Free Fund
108	Short/Intermediate Fixed Income Securities Fund
Shareholder Information
113	Distribution of the Funds
114	Pricing Shares
117	Purchasing Shares
118	Exchanging Shares
120	Redeeming Shares
123	Portfolio Holdings Information
More About the Huntington Funds
124	Management of the Trust
127	Fees Paid to Advisor and Affiliates
129	Dividends and Distributions
129	Tax Consequences
131	Financial Information
140	Additional Investment Strategies
141	Investment Practices
150	Glossary of Investment Risks

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For more information about the Huntington Funds, please see the back cover of this Prospectus

This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction

Each Fund is a mutual fund that issues shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Unless otherwise noted, each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding Shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees (“Trustees”).

The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

Florida Tax-Free Money Fund

Fund Summary

Investment Goal To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal

Investment Focus Florida tax-free money market securities

Principal Investment Strategy Invests in high-quality, short-term Florida tax-free securities

Share Price Volatility Low

Investment Strategy

The Fund’s investment objective is to seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

The Advisor strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund’s assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or unrated and deemed to be of comparable quality by the Advisor. No more than 20% of the Fund’s annual income will be subject to the alternative minimum tax.

In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio’s holdings within Florida as much as possible. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

As part of the Advisor’s strategy to take advantage of the exemption from Florida’s intangible tax in any year, the Advisor may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund’s performance and possibly offset any gains achieved by investing in the assets sold.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

Florida tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Florida residents seeking income exempt from federal personal income tax and Florida intangible personal property tax

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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	1 Year	5 Years	Since Class Inception*

Florida Tax-Free Money Fund -- Trust Shares
Returns before taxes	1.46%	0.95%	1.60%
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* Since January 6, 1999.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares
Investment Advisory Fees	0.30%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.41%

Total Annual Fund Operating Expenses	0.96%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$98	$306	$531	$1,178
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Money Market Fund

Fund Summary

Investment Goal To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus High-quality, short-term debt securities

Principal Investment Strategy Maximize current income while preserving capital

Share Price Volatility Low

Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

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The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing in commercial paper and U.S. government agency notes, and other short-term money market instruments, which may include municipal securities, that are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) The Advisor employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investment Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years	Since Class Inception*

Money Market Fund -- Trust Shares Returns before taxes	2.39%	1.52%	3.36%	4.46%
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* Since June 11, 1987.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares
Investment Advisory Fees	0.29%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.28%

Total Annual Fund Operating Expenses	0.82%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$84	$262	$455	$1,014

Ohio Municipal Money Market Fund

Fund Summary

Investment Goal To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity

Investment Focus Ohio tax-free money market securities

Principal Investment Strategy Invests in high-quality, short-term Ohio tax-free securities

Share Price Volatility Low

Investment Strategy

The Fund’s investment objective is to seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a NRSRO or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held, and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality, and monitors new issue calendars for potential purchases.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Ohio residents seeking income exempt from federal and Ohio state personal income taxes

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, and therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

	1 Year	5 Years	10 Years	Since Class Inception*

Ohio Municipal Money Market Fund -- Trust Shares
Returns before taxes	1.60%	1.07%	2.12%	2.92%
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* Since June 10, 1987.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares
Investment Advisory Fees	0.30%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.30%

Total Annual Fund Operating Expenses	0.85%


* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$87	$271	$471	$1,049

U.S. Treasury Money Market Fund

Fund Summary

Investment Goal To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations

Investment Focus U.S. Treasury obligations

Principal Investment Strategy Invests exclusively in U.S. government obligations and repurchase agreements on such obligations

Share Price Volatility Low

Investment Strategy

The Fund’s investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations. The Advisor strives to maintain a $1.00 net asset value per share for the Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. government. (Like all money market funds, the Fund’s maturity range may extend up to 90 days when the Advisor deems it necessary.) In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held. In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

Because the Fund refers to U.S. Treasury obligations in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. Treasury obligations.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risk:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

For more information about risks, please see the “Glossary of Investments Risks.”

An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

	1 Year	5 Years	10 Years	Since Class Inception*

U.S. Treasury Money Market Fund -- Trust Shares
Returns before taxes	2.31%	1.50%	3.26%	3.88%

* Since October 2, 1989.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or 7-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or 7-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares
Investment Advisory Fees	0.20%
Distribution Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.29%

Total Annual Fund Operating Expenses	0.74%


* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$76	$237	$411	$918

Dividend Capture Fund

Fund Summary

Investment Goal To seek total return on investment, with dividend income as an important component of that return

Investment Focus U.S. common stocks and covered option positions relative to those stocks

Principal Investment Strategy Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility Moderate

Investment Strategy

The Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor. The Advisor intends to invest in common stock, preferred stock, and REITs (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend). As a result, these dividends may not qualify for lower rates that apply to other “qualified investment income”.

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the issuer’s future prospects.

Quantitative analysis is used to identify stocks that the Advisor believes are undervalued relative to the market and to the security’s historic valuations. The Advisor considers fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. It then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Advisor may, under varying market conditions, employ various strategies for the Fund which involve put and/or call option contracts.

The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little room for investor gain. The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Investors seeking capital appreciation with the potential for higher current income than the average stock fund

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

	1 Year	Since Class Inception*

Dividend Capture Fund -- Trust Shares
Returns before taxes	3.10%	8.98%
Returns after taxes on distributions(1)	1.11%	7.09%
Returns after taxes on distributions and sales of Trust Shares(1)	3.39%	6.88%
S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	4.91%	1.81%

DCIB (reflects no deduction for fees, expenses or taxes)(3)	5.04%	7.76%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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(3) The unmanaged DCIB is a custom, blended index comprised of the S&P 500/Citigroup Value Index (40%), Merrill Lynch Fixed Rate Preferred Index (40%) and NAREIT Index (20%).

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* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.32%

* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$134	$418	$723	$1,590

Growth Fund

Fund Summary

Investment Goal To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus Common stocks of medium to large companies

Principal Investment Strategy Invests in companies offering above-average growth potential

Share Price Volatility Moderate to High

Investment Strategy

The Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Advisor occasionally invests in established companies which it believes have temporarily depressed prices and present growth opportunities.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. The Advisor may also select companies based on a relative price to earnings growth methodology. The Advisor uses both qualitative and quantitative analysis in implementing these strategies. On an ongoing basis, the Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of medium to large U.S. growth companies -- will underperform other types of stock investments or the market as a whole.

Mid Cap Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.


	1 Year	5 Years	10 Years

Growth Fund -- Trust Shares
Returns before taxes	1.51%	(3.38)%	6.40%
Returns after taxes on distributions(1)	0.70%	(3.59)%	5.53%
Returns after taxes on distributions and sales of Trust Shares(1)	2.11%	(2.83)%	5.30%
S&P 500/Barra Growth (reflects no deduction for fees, expenses or taxes)(2)	3.46%	(1.65)%	8.26%
S&P 500/Citigroup Growth (reflects no deduction for fees, expenses or taxes)(3)	1.14%	(3.68)%	7.96%

S&P 500 (reflects no deduction for fees, expenses or taxes)(4)	4.91%	0.54%	9.07%


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2) The S&P 500/Barra Growth is a capitalization-weighted index of stocks in the S&P 500 having the highest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

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

(3) The S&P 500/Citigroup Growth is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the growth end of the growth-value spectrum. The Advisor has changed the benchmark index from S&P 500/Barra Growth to S&P 500/Citigroup Growth because the S&P 500/Barra Growth will be discontinued in 2006, and Standard & Poor’s will replace this growth style index with the S&P 500/Citigroup Growth.


(4) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Fees and Expenses

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The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares
Investment Advisory Fees	0.60%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.30%

Total Annual Fund Operating Expenses	1.15%


* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$117	$365	$633	$1,398

Income Equity Fund

Fund Summary

Investment Goal To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus Common and preferred stocks

Principal Investment Strategy Attempts to identify stocks that pay high dividends

Share Price Volatility Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Advisor focuses primarily on equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock. At least 65% of the Fund’s total assets will be invested in income-producing equity securities. As an additional income source, the Advisor also may invest in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by Standard & Poor’s or Baa by Moody’s). The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

In addition to evaluating the current yield of a security, the Advisor considers dividend growth to be an important factor in selecting investments for the Fund. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase. The Advisor may seek to purchase a security that will generate dividends that are eligible for taxation at lower rates than other types of income at the shareholder level, but this will not be an investment strategy of the Fund.

Because the Fund contains “equity” in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes to this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of undervalued, dividend-paying companies -- will underperform other kinds of investments or market averages.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years

Income Equity Fund -- Trust Shares
Returns before taxes	3.04%	4.65%	7.50%
Returns after taxes on distributions(1)	1.65%	3.20%	5.88%
Returns after taxes on distributions and sales of Trust Shares(1)	3.83%	3.52%	5.78%
S&P 500/Barra Value (reflects no deduction for fees, expenses or taxes)(2)	6.33%	2.53%	9.44%
S&P 500/Citigroup Value (reflects no deduction for fees, expenses or taxes)(3)	8.71%	4.54%	9.43%

S&P 500 (reflects no deduction for fees, expenses or taxes)(4)	4.91%	0.54%	9.07%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2) The S&P 500/Barra Value is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price to book ratios.

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(3) The S&P 500/Citigroup Value is comprised of approximately half the market capitalization of the S&P 500 that has been identified as being on the value end of the growth-value spectrum. The Advisor has changed the benchmark index from S&P 500/Barra Value to S&P 500/Citigroup Value because the S&P 500/Barra Value will be discontinued in 2006, and Standard & Poor’s will replace this value style index with the S&P 500/Citigroup Value.

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(4) The S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares
Investment Advisory Fees	0.60%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.30%

Total Annual Fund Operating Expenses	1.15%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$117	$365	$633	$1,398
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International Equity Fund

Fund Summary

Investment Goal To seek total return

Investment Focus Equity securities of companies based outside the United States

Principal Investment Strategy Attempts to identify equity securities of companies based outside the United States with the best potential for superior long-term investment returns

Share Price Volatility Moderate to High

Investment Strategy

The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. This investment objective may be changed by the Fund’s Trustees without shareholder approval.

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a “bottom-up” approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

The Advisor ranks the relative valuation and recent price performance of a universe of companies. The Advisor then evaluates the most attractively valued portion of this universe using such factors as a company’s price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Advisor also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Advisor evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

The Advisor frequently identifies benchmarks for certain securities such as return on invested capital, market implied growth rates, price-to-earnings ratios, and/or stock prices. When those benchmarks are achieved, the Advisor will often consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Because the Fund contains equity in its name, the Fund will normally invest at least 80% of its assets in equity securities and will notify shareholders at least 60 days in advance of any changes in this investment policy.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of foreign companies -- may underperform other kinds of investments or the market as a whole.

Currency Risks: Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets, particularly emerging markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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	1 Year	Since Class Inception*

International Equity Fund -- Trust Shares
Returns before taxes	14.48%	4.49%
Returns after taxes on distributions(1)	13.97%	4.33%
Returns after taxes on distributions and sales of Trust Shares(1)	10.27%	3.85%

MSCI-EAFE (reflects no deduction for fees, expenses or taxes)(2)	14.02%	6.88%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America.

* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares
Investment Advisory Fees	1.00%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.33%

Total Annual Fund Operating Expenses	1.58%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$161	$499	$860	$1,878
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Macro 100 Fund

Fund Summary

Investment Goal To seek total return which consists of capital appreciation and income

Investment Focus Common stocks of companies within the Standard & Poor’s 500 Index (“S&P 500”)

Principal Investment Strategy Attempts to identify common stocks within the S&P 500 with the best potential for superior investment returns

Share Price Volatility Moderate to High

Investment Strategy

The Fund’s investment objective is to seek total return. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return.

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The Fund’s Sub-Advisor (Laffer Investments, Inc.) pursues its investment objective by investing at least 80% of its assets in equity securities. Further, the Sub-Advisor pursues this objective by applying a “top down” approach to stock selection (analyzing the impact of economic trends before considering the performance of individual stocks). The Sub-Advisor evaluates broad macroeconomic trends, attempts to anticipate shifts in the business cycle, and determines which sectors, industries, companies or markets may provide relatively higher performance. Macroeconomic information can include, but is not limited to, such factors as monetary, fiscal, incomes and trade policies. The strategy is based upon the quantitative and qualitative analysis of seven or more core economic models that, when combined, produce rankings of the S&P 500 companies. The Sub-Advisor uses these rankings to determine its top 100 stocks for inclusion in the Fund’s portfolio. The models analyze and evaluate, among others, company size, domestic company location, industry earnings forecasts, fiscal policy changes, global company location, interest rates changes and trade issues. The Fund will typically hold 100 securities. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. As of February 28, 2006, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $23.1 billion and the median market capitalization was approximately $11.3 billion. The S&P 500 has a total market capitalization value of approximately $11.6 trillion.

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As a result of the Fund’s focus on macroeconomic strategy, it is not inherently biased towards any particular investment style (i.e. value or growth), but can be characterized from time to time as either, or a blend.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. On an ongoing basis, the Sub-Advisor also monitors the Fund’s existing positions to determine the benefits of retention.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Long-term investors seeking to achieve total return

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses -- those of large capitalization companies within the S&P 500 -- will underperform other types of stock investments or the market as a whole.

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

Value Stock Risk: Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

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The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows the performance of the Fund’s Trust Shares for the first full calendar year that the Fund was in existence.

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This table compares the Fund’s average annual total returns for the periods ended December 31, 2005, to those of the Standard & Poor’s 500 Index (“S&P 500”).

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	1 Year	Since Class Inception*

Marco 100 Fund -- Trust Shares
Returns before taxes	4.72%	10.18%
Returns after taxes on distributions(1)	4.16%	9.80%
Returns after taxes on distributions and sales of Trust Shares(1)	3.84%	8.70%

S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	4.91%	9.44%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

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* Since April 30, 2004.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Shareholder Service Fees	0.25%
Other Expenses	0.51%

Total Annual Fund Operating Expenses	1.51%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10Years

Trust Shares	$154	$477	$824	$1,802
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Mid Corp America Fund

Fund Summary

Investment Goal To seek long-term capital appreciation by investing primarily in equity securities of mid cap companies

Investment Focus Common stocks

Principal Investment Strategy Attempts to identify companies with outstanding growth characteristics

Share Price Volatility Moderate to High

Investment Strategy

The Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

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To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are those companies with market capitalizations at the time of purchase in the range of companies in the Russell Midcap Index (“RMCI”) or the Standard & Poor’s 400 Index (“S&P 400”). The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of February 28, 2006, the RMCI statistics were as follows: the average market capitalization of companies in the index was approximately $8.1 billion and the median market capitalization was approximately $4.1 billion. The companies in the RMCI had a total market capitalization range of approximately $264 million to $22.5 billion. As of February 28, 2006, the S&P 400 statistics were as follows: the average market capitalization of companies in the index was approximately $2.8 billion and the median market capitalization was approximately $2.6 billion. The companies in the S&P 400 had a total market capitalization range from approximately $417 million to $15.9 billion.

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In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both “growth” and “value” stocks. Factors the Advisor typically considers in selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security. The Advisor will apply a top down strategy, with industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above.

Because the Fund refers to the terms “America” and “Mid Corp” in its name, the Fund will invest normally at least 80% of its assets in investments in the United States of America and at least 80% of its investments in common stocks of mid cap companies. The Fund will notify shareholders at least 60 days in advance of any changes to these policies.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily small to mid cap companies -- will underperform other kinds of investments or market averages.

Mid Cap Stock Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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	1 Year	Since Class Inception*

Mid Corp America Fund -- Trust Shares
Returns before taxes	11.36%	9.58%
Returns after taxes on distributions(1)	11.35%	9.54%
Returns after taxes on distributions and sales of Trust Shares(1)	7.40%	8.31%
S&P 400 (reflects no deduction for fees, expenses or taxes)(2)	12.56%	9.84%
RMCI (reflects no deduction for fees, expenses or taxes)(3)	12.65%	9.83%

LMCCA (reflects no deduction for fees, expenses or taxes)(4)	10.12%	7.85%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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(2) The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing the mid-range sector of the U.S. Stock Market.

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(3) The unmanaged RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index.

(4) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.32%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$134	$418	$723	$1,590


New Economy Fund

Fund Summary

Investment Goal To seek capital appreciation by investing significantly in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus Common stocks of companies engaged in advancing innovations in products, services or processes, frequently of a scientific or technological nature

Principal Investment Strategy Long-term capital appreciation

Share Price Volatility High

Investment Strategy

The Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund attempts to invest in companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign companies.

“New economy” companies include those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate.

Screens based upon quantitative multifactor models are used in the security identification and selection process. Models rely upon price and earnings momentum variables, as well as valuation, liquidity and risk variables.

Sector weights reflect the ongoing sector weights of the Russell 3000 Growth Index benchmark, input from the Investment Policy Committee of The Huntington National Bank, and expectations of sector out-performance or under-performance derived from quantitative and other sources.

The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of companies focusing on technological and scientific advancements -- will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

Mid/Small Cap Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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	1 Year	Since Class Inception*

New Economy Fund -- Trust Shares
Returns before taxes	12.27%	10.42%
Returns after taxes on distributions(1)	12.08%	10.35%
Returns after taxes on distributions and sales of Trust Shares(1)	8.23%	9.07%
RUS3G (reflects no deduction for fees, expenses or taxes)(2)	5.17%	(1.07)%

S&P 500 (reflects no deduction for fees, expenses or taxes)(3)	4.91%	1.81%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(3) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since March 1, 2001.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund's assets)	Trust Shares
Investment Advisory Fees	0.85%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.46%
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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$149	$462	$797	$1,746
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Rotating Markets Fund

Fund Summary

Investment Goal To seek capital appreciation

Investment Focus Common stocks and index-based securities

Principal Investment Strategy Attempts to rotate investments to the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

Share Price Volatility Moderate to High

Investment Strategy

The Fund’s investment objective is to seek capital appreciation. The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and global) as determined by the Fund’s Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Fund will provide shareholders 60 days advance notice before changing its 80% investment policy. The Advisor will rotate among the small-cap, mid-cap, large-cap and global equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.

Index-based securities are exchange-traded funds that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, Standard & Poor’s 500 Index (S&P 500), or the NASDAQ-100 Index.

The following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range at the time of purchase. The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

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The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of February 28, 2006, the Russell 2000 Index statistics were as follows: the average market capitalization of companies in the index was approximately $1.23 billion and the median market capitalization was approximately $640 million. The companies in the index had a total market capitalization range of approximately $27 million to $4.8 billion.

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The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index. As of February 28, 2006, the Russell Midcap Index statistics were as follows: the average market capitalization of companies in the index was approximately $8.1 billion and the median market capitalization was approximately $4.1 billion. The companies in the index had a total market capitalization range of approximately $264 million to $22.5 billion.

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The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the S&P 500. As of February 28, 2006, the S&P 500 statistics were as follows: the average market capitalization of companies in the index was approximately $23.1 billion and the median market capitalization was approximately $11.3 billion. The S&P 500 has a total market capitalization value of approximately $11.6 trillion.

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The global market segment comprises companies that are based throughout the world, including the United States. The global market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the global market due to the diverse array of foreign countries and economies.

For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses -- the stocks of the market segment selected by the Advisor -- will underperform other kinds of investments or market averages.

Mid/Small Company Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of the Fund’s investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in emerging markets.

Foreign Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund will continue to invest some or all of its assets in index-based securities, which are also investment funds that separately have their own management and other fees, and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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	1 Year	Since Class Inception

Rotating Markets Fund -- Trust Shares
Returns before taxes	9.44%	3.18%*
Returns after taxes on distributions(1)	9.36%	3.13%*
Returns after taxes on distributions and sales of Trust Shares(1)	6.25%	2.72%*

S&P 500 (reflects no deduction for fees, expenses or taxes)(2)	4.91%	1.70%**

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since May 1, 2001.

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** Since April 30, 2001.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund's assets)	Trust Shares
Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.42%

Total Annual Fund Operating Expenses	1.17%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$119	$372	$644	$1,420
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Situs Small Cap Fund

Fund Summary

Investment Goal To seek long-term capital appreciation

Investment Focus Diversified portfolio of equity securities of small capitalization companies

Principal Investment Strategy Attempts to identify domestic and foreign companies whose geographic, political, and/or demographic situs positions them to outperform other companies

Share Price Volatility Moderate to High

Investment Strategy

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues this objective by investing primarily in equity securities of small capitalization companies. Equity securities include common stocks, preferred stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks which, if rated, will be investment grade at the time of investment.

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Under normal market conditions, the Advisor invests at least 80% of the Fund’s assets in equity securities of small capitalization companies. Small capitalization companies are defined as those companies with a market capitalization, at the time of investment, that is included in the S&P Small Cap 600 Index (as of February 28, 2006, the smallest company in the index had a market capitalization of $48 million, the largest company had a market capitalization of $4.2 billion and the weighted average market capitalization was $1.4 billion). Up to 20% of the Fund’s assets may be invested in equity securities of mid- to large-capitalization companies. The Fund may also invest up to 20% of its assets in foreign securities, including ADRs, GDRs and EDRs, as defined in the “Investment Practices” section.

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In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking small cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund invests in a blend of both “growth” and “value” stocks. The Advisor utilizes a screening process that identifies companies based on situs, which is one or more geographical locations that are positioned and likely to allow the companies to outperform those in other locations. Examples of situs advantages include favorable political, social or economic factors or population demographics, such as a state or country that is reducing taxes or experiencing beneficial demographic changes. For instance, the Fund may invest in a certain type of company located in a state that is reducing its business tax because the tax reduction may result in lower costs for the company and allow it to sell products more competitively at lower prices or realize a higher profit on sales. Similarly, if a state is experiencing a growing population, then certain types of financial services companies or real estate-related investments may benefit from the service needs and housing demands of this population growth.

The Advisor also employs fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis focuses on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process is utilized to identify the most attractive companies and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

The Advisor applies a “top down” strategy in stock selection to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors, industries or markets may provide relatively higher performance. The Advisor also uses portfolio optimization programs to enhance risk/return potential. These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models. The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value. The Fund’s foreign investments are generally in developed countries. Companies in developed countries may be grouped together in broad categories called business sectors. The Advisor may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund may choose to invest up to 20% of its assets in companies located in emerging markets. In selecting emerging market countries, the Advisor reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Advisor then analyzes companies located in particular emerging market countries.

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

Because the Fund refers to equity securities of small capitalization companies in its name, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies and will notify shareholders at least 60 days in advance of any changes in this investment policy.

The Fund may also invest in certain other equity securities in addition to those described above, although none are anticipated to be principal investments.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Long-term investors seeking capital appreciation

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Small Company Risk: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses -- value and growth stocks of primarily smaller companies in both domestic and foreign markets -- will underperform other kinds of investments or market averages.

Foreign Investment Risk: Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign Custodial Services and Related Investment Costs: Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Trust Shares for each full calendar year that the Fund was in existence.

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	1 Year	Since Class Inception*

Situs Small Cap Fund -- Trust Shares
Returns before taxes	16.20%	24.25%
Returns after taxes on distributions(1)	15.65%	23.96%
Returns after taxes on distributions and sales of Trust Shares(1)	11.25%	21.25%
S&P 600 (reflects no deduction for fees, expenses or taxes)(2)	7.68%	22.29%

S&P 500 (reflects no deduction for fees, expenses or taxes)(3)	4.91%	16.07%

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged S&P 600 generally represents all major industries in the small-cap range of the U.S. stock market.

(3) The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

* Since September 30, 2002.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund's assets)	Trust Shares
Investment Advisory Fees	0.75%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.36%

Total Annual Fund Operating Expenses	1.36%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$138	$431	$745	$1,635
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Fixed Income Securities Fund

Fund Summary

Investment Goal To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years

Investment Focus U.S. government obligations, corporate debt securities, mortgage backed securities

Principal Investment Strategy Focuses on investment-grade fixed income securities that produce a high level of income

Share Price Volatility Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. Within these parameters, the Advisor focuses on securities which offer the highest level of income. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

Because the Fund refers to fixed income securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed income securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last
10 calendar years.

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	1 Year	5 Years	10 Years	Since Class Inception

Fixed Income Securities Fund -- Trust Shares
Returns before taxes	1.86%	5.03%	5.07%	6.42%*
Returns after taxes on distributions(1)	0.53%	3.38%	2.93%	4.14%*
Returns after taxes on distributions and sales of Trust Shares(1)	1.26%	3.32%	2.98%	4.12%*

LBGCBI (reflects no deduction for fees, expenses or taxes)(2)	2.37%	6.11%	6.17%	7.48%**

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged LBGCBI is comprised of all bonds that are investment grade Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s. Issues must have at least one year to maturity.

* Since July 3, 1989.

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** Since June 30, 1989.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares
Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.32%

Total Annual Fund Operating Expenses	1.07%


* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$109	$340	$590	$1,306

Intermediate Government Income Fund

Fund Summary

Investment Goal To seek to provide investors with a high level of current income

Investment Focus U.S. government obligations, mortgage backed securities

Principal Investment Strategy Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

Share Price Volatility Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide investors with a high level of current income.

The Advisor invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities including mortgage-related securities. The Advisor, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than 10 years. Within this range, the Advisor focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Advisor invests in securities with a wide range of intermediate maturities. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as CMOs, whose income is generated by payments of principal and interest on pools of mortgage loans.

Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government securities.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders). For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Prepayment Risk: Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Reinvestment Risk: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.


	1 Year	5 Years	10 Years	Since Class Inception

Intermediate Government Income Fund -- Trust Shares(1)
Returns before taxes	1.33%	4.35%	5.06%	5.52%*
Returns after taxes on distributions(2)	0.05%	2.80%	3.11%	3.48%*
Returns after taxes on distributions and sales of Trust Shares(2)	0.86%	2.80%	3.11%	3.46%*
LBIGC (reflects no deduction for fees, expenses or taxes)(3)	1.58%	5.50%	5.80%	6.33%**

MLTA 1-10 (reflects no deduction for fees, expenses or taxes)(4)	1.63%	4.71%	5.44%	N/A


(1) Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on April 13, 1998.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The unmanaged LBIGC is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.

(4) The unmanaged MLTA 1-10 tracks the current 10-year Treasury securities.

* Since December 2, 1991.


** Since November 30, 1991.


Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund's assets)	Trust Shares
Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.35%

Total Annual Fund Operating Expenses	1.10%


* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$112	$350	$606	$1,340

Michigan Tax-Free Fund

Fund Summary

Investment Goal To seek to provide investors with current income exempt from both federal and Michigan personal income taxes

Investment Focus Michigan municipal securities

Principal Investment Strategy Invests primarily in investment-grade Michigan municipal securities

Share Price Volatility Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide investors with current income exempt from both federal and Michigan personal income taxes.

As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund’s annual income will be exempt from the alternative minimum tax. The securities selected by the Advisor are (i) rated investment grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. The securities selected by the Advisor for investment will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Michigan as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.

Michigan tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Michigan residents seeking income exempt from federal and state income taxes.

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.


	1 Year	5 Years	10 Years	Since Class Inception

Michigan Tax-Free Fund -- Trust Shares(1)
Returns before taxes	0.88%	3.45%	4.02%	4.81%*
Returns after taxes on distributions(2)	0.82%	3.30%	3.94%	4.75%*
Returns after taxes on distributions and sales of Trust Shares(2)	1.45%	3.35%	3.97%	4.72%*

LB7MBI (reflects no deduction for fees, expenses or taxes)(3)	1.72%	5.13%	5.26%	5.95%**


(1) Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on April 13, 1998.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The unmanaged LB7MBI is comprised of intermediate-term, investment grade tax-exempt bonds with maturities between six and eight years.

* Since December 2, 1991.


** Since November 30, 1991.


Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares
Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.51%

Total Annual Fund Operating Expenses	1.26%


* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$128	$400	$692	$1,523

Mortgage Securities Fund

Fund Summary

Investment Goal To seek to achieve current income

Investment Focus Mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”)

Principal Investment Strategy Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve current income. The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage REITs. The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (“CMOs”), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (“Code”). The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

The Fund actively trades its portfolio securities in an attempt to achieve its investment goal.

Because the Fund refers to mortgage in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this policy.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Extension Risk: Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities. Prepayment & Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are CMOs.

Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.


	1 Year	5 Years	10 Years	Since Class Inception

Mortgage Securities Fund -- Trust Shares
Returns before taxes	1.96%	6.09%	6.29%	6.13%*
Returns after taxes on distributions(1)	0.70%	4.50%	4.19%	3.39%*
Returns after taxes on distributions and sales of Trust Shares(1)	1.28%	4.25%	4.07%	3.45%*

LBMBSI (reflects no deduction for fees, expenses or taxes)(2)	2.61%	5.44%	6.17%	6.34%**


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged LBMBSI is generally representative of the mortgage-backed securities market as a whole.

* Since June 2, 1992.


** Since May 31, 1992.


Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares
Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.37%

Total Annual Fund Operating Expenses	1.12%


* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$114	$356	$617	$1,363

Ohio Tax-Free Fund

Fund Summary

Investment Goal To seek to provide current income exempt from federal income tax and Ohio personal income taxes

Investment Focus Ohio municipal securities

Principal Investment Strategy Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to provide current income exempt from federal income tax and Ohio personal income taxes.

The Advisor invests substantially all of the assets of the Ohio Tax-Free Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. Additionally, the Fund will not invest in securities which generate income treated as a preference item for federal alternative minimum tax purposes. The securities selected by the Advisor are (i) rated investment grade or better by a NRSRO; or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. In addition, these securities will have remaining maturities of no more than 15 years and the Fund’s anticipated duration will be between two and 10 years. The Advisor also establishes a desired yield level for new issues relative to U.S. Treasury securities.

In managing the portfolio, the Advisor attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Advisor monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Ohio residents seeking income exempt from federal and state income taxes

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Prepayment Risk: Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Call Risk: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.

For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.


	1 Year	5 Years	10 Years	Since Class Inception*

Ohio Tax-Free Fund -- Trust Shares
Returns before taxes	0.85%	3.49%	3.90%	4.91%
Returns after taxes on distributions(1)	0.69%	3.35%	3.83%	4.86%
Returns after taxes on distributions and sales of Trust Shares(1)	1.66%	3.41%	3.88%	4.85%

LB7MBI (reflects no deduction for fees, expenses or taxes)(2)	1.72%	5.13%	5.26%	N/A


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The unmanaged LB7MBI comprises intermediate-term, investment grade bonds with maturities between six and eight years.

* Since October 18, 1988.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares
Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.42%

Total Annual Fund Operating Expenses	1.17%

* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Trust Shares	$119	$372	$644	$1,420

Short/Intermediate Fixed Income Securities Fund

Fund Summary

Investment Goal To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years

Investment Focus U.S. government obligations and investment-grade corporate debt securities

Principal Investment Strategy Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income.

Share Price Volatility Low to Moderate

Investment Strategy

The Fund’s investment objective is to seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.

The Advisor invests primarily in corporate debt and U.S. government securities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a NRSRO or (ii) not rated, but deemed by the Advisor to be of comparable quality. Securities will be investment grade at the time of purchase. However, if a security is downgraded below investment grade after the time of purchase, the Advisor will reevaluate the security, but will not be required to sell it. For all types of investments, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings. In managing the portfolio, the Advisor monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Advisor also follows closely new issue and secondary activity in the corporate debt market.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”). Some GSE securities are backed by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S. government include those issued by the Government National Mortgage Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the U.S. government and have no explicit financial support. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and money market instruments. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal (the original amount invested by shareholders).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

Investor Profile Investors willing to accept the risk of a low to moderate amount of fluctuation of their investment for the benefit of a higher total return

What are the main risks
of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay. For more information about risks, please see the “Glossary of Investment Risks.”

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares for each of the last 10 calendar years.

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	1 Year	5 Years	10 Years	Since Class Inception

Short/Intermediate Fixed Income Securities Fund -- Trust Shares
Returns before taxes	0.54%	3.28%	4.28%	5.65%*
Returns after taxes on distributions(1)	(0.39)%	1.91%	2.37%	3.48%*
Returns after taxes on distributions and sales of Trust Shares(1)	0.35%	1.97%	2.45%	3.52%*

ML1-5YGC (reflects no deduction for fees, expenses or taxes)(2)	1.44%	4.63%	5.35%	6.45%**

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(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

(2) The unmanaged ML1-5YGC is an index trading short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 4.99 years.

* Since July 3, 1989.

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** Since June 30, 1989.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees* (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses deducted from the Fund’s assets)	Trust Shares
Investment Advisory Fees	0.50%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	0.25%
Other Expenses	0.31%

Total Annual Fund Operating Expenses	1.06%

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* Does not include any wire transfer fees, if applicable.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$108	$337	$585	$1,294

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Shareholder Information

Before you invest, we encourage you to carefully read the Fund profiles included in this Prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class

The Funds offer different classes of Shares, each of which has different expenses and other characteristics. One class of Fund Shares -- Trust Shares-- is offered in this Prospectus. Three other classes of Fund Shares -- Investment A Shares, Investment B Shares, and Interfund Shares of the Money Market Fund -- are offered in separate Prospectuses. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Trust Shares:

Trust Shares

  No sales charges.
  No Distribution (Rule 12b-1) fees
  Available only to fiduciary, advisory, agency and other similar clients of The Huntington National Bank, its affiliates or correspondent banks as well as customers of third party financial institutions.

For the actual past expenses of the Trust Shares, see the individual Fund profiles earlier in this Prospectus.

All of the Funds also offer Investment A Shares, certain of the Funds offer Investment B Shares, and the Money Market Fund offers Interfund Shares. Each of these classes has its own expense structure. Investment A and Investment B Shares are available to investors who are not otherwise eligible for Trust Shares. Interfund Shares are available only for purchase by the Funds.

Distribution of the Funds

Edgewood Services, Inc. (“Distributor”), whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Funds.

Shareholder Services

The Trust has entered into an Administrative Services Agreement with The Huntington National Bank pursuant to which The Huntington National Bank will perform certain shareholder support services with respect to the Trust Shares of each of the Funds.

In consideration for such services, The Huntington National Bank is paid a fee by the Funds at a maximum annual rate of up to 0.25% of the average daily net asset value ("NAV") of such Shares of each Fund.

Additional Payments to Financial Intermediaries

The Distributor, the Advisor and their affiliates may pay out of their own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fees arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Funds and any services the financial intermediary provides. The Funds’ Statement of Additional Information (SAI) contains additional information on the types of additional payments that may be paid.

Pricing Shares

The price at which the Funds will offer or redeem Shares is the NAV per Share next determined after the order is considered received. The Funds do not assess any front end or contingent deferred sales charges. However, consult your financial institution to determine if there are additional fees or charges that are separately assessed when purchasing, exchanging or redeeming Shares. The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method.

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In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. Government obligations held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

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Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security’s market price is readily available. In such situations, the Trust’s sub-financial administrator may request that the Trust’s Pricing Committee, as described herein, make its own fair value determination.

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Securities for which market quotations are not readily available are valued at their “fair value.” In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee’s procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

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The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds’ Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange (“NYSE”), which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

The Trust calculates the NAV per share for each of the Funds (other than the Money Market Funds) as of the close of regular trading of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The Trust calculates the NAV per share for each Money Market Fund twice a day, as follows: at 10:30 a.m. Eastern Time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund; at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund; and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the NYSE is open.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Trust at (800) 253-0412, if you have any questions about purchasing Shares.

The Funds are open for business on any day the NYSE is open, except for Columbus Day and Veterans’ Day. The Funds are closed on the following NYSE holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchasing Shares

You may purchase Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed under “Pricing Shares” above. You may purchase Shares of all the Income Funds and Equity Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

What Shares Cost

Money Market Funds

Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, if your order is received by the Trust or its designated agent before 1:00 p.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. With regard to investments in the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, if your order is received by the Trust or its designated agent before 10:30 a.m. (Eastern Time) and the Trust receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the money market funds made by check, Automated Clearing House ("ACH") or Systematic Investment Program ("SIP") will begin earning dividends when the payment is converted to federal funds (normally the next business day).

All Other Funds

Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent.

In order to purchase Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment in good federal funds within three (3) business days.

Notes About Purchases

The Trust reserves the right to suspend the sale of Shares of any of the Funds temporarily and the right to refuse any order to purchase Shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, or the Trust does not receive payment within three (3) business days, or your check doesn’t clear, it may cancel the purchase and you may be liable for any losses to the Funds. In addition, you will be liable for any losses or fees incurred by the Trust or its transfer agent in connection with the transaction.

How to Buy Trust Shares

1. Minimum investment requirements:

  $1,000 for initial investments outside the Systematic Investment Program (“SIP”)
  $500 for subsequent investments
  $50 for initial and subsequent investments through the SIP

2. Call

  Your Huntington Account Administrator
  Your Investment Professional

3. Make Payment

  By check payable to the applicable Fund -- Trust Shares to:
  Huntington Funds
  P.O. Box 6110
  Indianapolis, IN 46206-6110

  Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

  (The Trust will treat your order as having been received once the Trust receives your check.)

  OR

  By Federal funds wire to:

  Huntington National Bank NA
  ABA #044000024
  Huntington Fund
  Account #01892228947
  Shareholder Name
  Shareholder Account Number

  (The Trust will treat your order as having been received immediately upon receipt by its transfer agent)

  OR

  Through the SIP (Once you become a participant in SIP, your investments will be made automatically at your requested intervals)

Other methods of acceptable payment are discussed in the Statement of Additional Information.

Systematic Investment Program (“SIP”)

You may invest on a regular basis in Shares of one or more Funds through the SIP. To participate, you must open an account with the Trust by calling (800) 253-0412, request and complete an application, and invest at least $50 at periodic intervals.

Once you have signed up for the SIP, the Trust will automatically withdraw money from your bank account and invest it in Trust Shares of the Fund you specify. Your participation in the SIP may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Exchanging Shares

Money Market Funds

On any business day when the Federal Reserve Bank, the NYSE, and the principal bond markets are open, you may exchange Trust Shares of the Funds for Trust Shares of any other Fund offering such shares and as discussed under “Pricing Shares.”

All Other Funds

On any business day when both the Federal Reserve Bank and the NYSE are open, you may exchange Trust Shares of all other Funds for the same class of Trust Shares of any other Fund.

Additional Information

In order to exchange Shares of a Fund on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) that day.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days prior notice. However, the Fund’s management or Advisor may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Funds. (See “Frequent Trading Policies”)

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss.

The Statement of Additional Information contains more information about exchanges.

How to Exchange Shares

1. Satisfy the minimum account balance requirements

  You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

2. Call (You must have completed the appropriate section on your account application)

  Huntington Funds at (800) 253-0412
  The Huntington Investment Company at (800) 322-4600
  Your Huntington Account Administrator
  Your Investment Professional

  OR

Write

  Huntington Funds
  P.O. Box 6110
  Indianapolis, IN 46206-6110

3. Provide the required information

  Specify that you are exchanging OUT OF Trust Shares of the designated Fund.
  Your account number
  The name and address on your account (account registrations must be identical)
  The dollar amount or number of Shares to be exchanged
  Name of the Fund into which you wish to make the exchange (exchange INTO)
  Your signature (for written requests)

  (For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a New Technology Medallion Signature Guarantee in order to make an exchange.)

Redeeming Shares

Money Market Funds

You may redeem Shares of the Money Market Funds on any business day when the Federal Reserve Bank, the NYSE and the principal bond markets are open, and as discussed under “Pricing of Shares” above.

All Other Funds

You may redeem Shares of all other Funds on any business day when both the Federal Reserve Bank and the NYSE are open.

How to Redeem Trust Shares

1. Call (You must have completed the appropriate section on your account application)

  Huntington Funds at (800) 253-0412;
  The Huntington Investment Company at (800) 322-4600; or
  Your Huntington Account Administrator.
  Your Investment Professional

  OR

  Write

  Huntington Funds
  P.O. Box 6110
  Indianapolis, IN 46206-6110

2. Provide the required information

The name of the Fund from which you wish to redeem Shares

  Your account number
  The name and address on your account
  Your bank’s wire transfer information (for wire transfers)
  The dollar amount or number of Shares you wish to redeem
  Your signature (for written requests)

  (If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust, or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a New Technology Medallion Signature Guarantee in order to redeem.)

Note: Proceeds from the redemption of Shares purchased by check, ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Additional Information

In order to redeem Shares of the Income Funds or Equity Funds on a particular day, the Trust or its designated agent must receive your request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. In addition, you will not receive dividends declared on the day of the redemption. For Money Market Fund shareholders who request redemptions after the cut-off times mentioned above and for shareholders of the Income Funds or Equity Funds, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined, in which case you will be entitled to receive dividends declared on the day of redemption. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Trust. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

Systematic Withdrawal Program

You may choose to receive periodic payments from redemptions of Trust Shares of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust, The Huntington Investment Company or your Account Administrator, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

Redemption of Accounts with Balances Under $1,000

Due to the high cost of maintaining accounts with low balances, if your Trust Shares account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund’s NAV. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

Other Information

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for Shares to be redeemed has not yet cleared.

Frequent Trading Policies

Frequent or short-term trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in a Fund’s NAV in advance of the time as of which NAV is calculated or through an overall strategy to buy and sell Shares in response to incremental changes in a Fund’s NAV.

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The Funds’ Trustees have approved policies and procedures intended to discourage excessive, frequent or short-term trading of the Funds’ Shares. The Funds’ fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See “Pricing Shares.” The Funds also monitor trading in Shares in an effort to identify disruptive trading activity. The Funds monitor trades where there is a purchase and redemption or exchange of similar amount into and out of the Funds within a period of 45 days. The Funds may also monitor trades into and out of the Funds over periods longer than 45 days. Whether or not the specific monitoring limits are exceeded, the Funds’ management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Shares. The Funds’ management and Advisor may also take action to limit or suspend further trading by a financial intermediary if it is deemed to be engaged in excessive trading and/or does not cooperate satisfactorily with requests for details about trading activity. No matter how the Funds define their limits on frequent trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance. Also, it is possible that frequent trading may occur in the Funds without being identified because certain investors may seek to hide their identity or trading activity, or there may be operational or technical limitations that limit the Funds’ ability to monitor and restrict frequent trading.

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The Funds’ objective is that their restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Funds anticipate that limitations on their ability to identify trading activity to specific shareholders, including where Shares are held through financial intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases. For example, while the Funds will seek the cooperation of financial intermediaries to enforce the Funds’ policies on frequent trading, certain intermediaries may be unwilling or unable to implement such policies. Therefore, the Funds may be unable to uniformly monitor and restrict trading activity through such intermediaries. Also, because certain of the Funds are sold to participant-directed employee benefit plans, and there may be regulatory constraints on the plans’ ability to limit trading by the individual participants, the Funds may not be able to effectively monitor or restricting trading by these participants.

The Advisor will provide to the Funds’ Trustees a quarterly report of all potential occurrences which were detected during the preceding quarter, and a description of any action taken with respect thereto.

Money Market Funds

Given the short-term nature of the Money Market Funds’ investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Funds do not anticipate that, in the normal case, frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds’ policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds’ Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Money Market Funds and other non-Money Market Funds if the Funds’ management or Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

Portfolio Holdings Information

You can access summary portfolio composition information concerning each Fund’s portfolio holdings in the “Fund Fact Sheets” option under the “Fund Shareholders” or “Prospective Investors” pages of the Huntington Funds website at www.huntingtonfunds.com. This information is prepared as of the end of each quarter, is posted on the website approximately 30 days after the end of the quarter, and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change: identification of the Funds’ top ten holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

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In addition, the Funds’ Annual and Semi-Annual reports contain complete listings of the Funds’ portfolio holdings as of the end of the Funds’ second and fourth fiscal quarters. You may obtain copies at www.huntingtonfunds.com or by calling 1-800-253-0412. Each Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Funds’ first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of each Fund’s portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov, or you may request a copy by calling the Huntington Funds at 1-800-253-0412. These reports on Form N-Q and the Funds’ Annual and Semi-Annual reports are also posted on the Funds’ website at www.huntingtonfunds.com.

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Telephone Transactions

If you authorized telephone transactions by completing the appropriate paperwork with the Funds and your investment professional, you are eligible to call to redeem or exchange Shares. Your telephone instructions may be recorded to verify that the Fund, its transfer agent and/or your investment professional follows reasonable procedures. Otherwise, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

More About the Huntington Funds

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43215, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

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The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to the Huntington Funds. As of December 31, 2005, the Advisor had assets under management of $3.5 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

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The Huntington National Bank is an indirect, wholly-owned subsidiary of HBI, a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2005, The Huntington National Bank had assets of $32.4 billion.

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Subject to the supervision of the Advisor, the assets of the Macro 100 Fund are managed on a daily basis by the Sub-Advisor, Laffer Investments, Inc. (Laffer Investments), a portfolio management company. The Sub-Advisor is paid by the Advisor and not by the Fund. The address for Laffer Investments is 2908 Poston Avenue, Nashville TN 37203. Laffer Investments has been managing mutual funds since 2004 and managing client assets since 2000. Laffer Investments leverages the research capabilities of its research partner, Laffer Associates, which has a 24-year track record of developing, testing and refining successful investment methodologies, research and models exclusively for the asset management industry. As of December 31, 2005, Laffer Investments managed more than $373.3 million in assets for corporate ERISA, corporate, foundation and endowment clients.

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The Advisor has designated the following as Portfolio Managers. Included is their business experience for the last five years.

Kirk Mentzer and B. Randolph Bateman are jointly and primarily responsible for the day-to-day management of the Dividend Capture Fund. Mr. Mentzer is responsible for research, security selection and construction of the Dividend Capture Fund’s portfolio. Mr. Bateman collaborates with Mr. Mentzer on making tactical changes in the strategic direction of the Dividend Capture Fund, and he monitors the portfolio’s daily transactions.

Mr. Mentzer has served as a Co-Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Fixed Income Securities Fund since 2000. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined The Huntington National Bank in 2000 and serves as Senior Vice President. Mr. Mentzer has been a Portfolio Manager since 2000 and from 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Mr. Bateman has served as a Co-Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Situs Small Cap Fund since 2002. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor’s Degree from North Carolina State University.

James J. Gibboney, Jr. and Martina Cheung are jointly and primarily responsible for the day-to-day management of the Growth Fund. Ms. Cheung manages a small percentage of the Growth Fund’s portfolio using quantitative analysis. Mr. Gibboney manages the remainder of the Growth Fund’s portfolio using qualitative analysis. Ms. Cheung and Mr. Gibboney collaborate to monitor the Growth Fund’s cash flows, and consult with each other regarding securities selection to avoid duplication of securities within their respective portions of the portfolio. Ms. Cheung and Mr. Gibboney are otherwise independently responsible for the research, security selection and construction of, and have independent decision-making authority over their respective portions of the Growth Fund’s portfolio.

Mr. Gibboney has served as a Co-Portfolio Manager of the Growth Fund since 1993. He is Senior Vice President of the Advisor. Mr. Gibboney joined The Huntington National Bank in 1989 and became Senior Vice President in 2003. Mr. Gibboney served as Vice President of The Huntington National Bank from 1989 through 2003. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

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Ms. Cheung has served as a Co-Portfolio Manager of the Growth Fund since 2005. She is Vice President of the Advisor. Ms. Cheung joined The Huntington National Bank in 1995 as a securities analyst. She has been responsible for the investment management of financial assets for individuals, pension funds and charitable foundations. Ms. Cheung is a Chartered Financial Analyst. She received her Bachelor’s degree in Finance and Manager Information Systems from Ohio State University and received her M.B.A. from Capital University.

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Christopher G. Cwiklinski and Craig J. Hardy are jointly and primarily responsible for the day-to-day management of the Income Equity Fund. They jointly undertake all aspects of portfolio management, and collaborate on research, stock selection and portfolio construction.

Mr. Hardy has served as a Co-Portfolio Manager of the Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Hardy joined The Huntington National Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy is a Chartered Financial Analyst. He received his Bachelor’s degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Mr. Cwiklinski has served as a Co-Portfolio Manager of the Income Equity Fund since 2003. He is Vice President of the Advisor. Mr. Cwiklinski joined The Huntington National Bank in 2001 as a Vice President. From November 2000 to March 2001, Mr. Cwiklinski served as a consultant for Segal Advisors, and from August 1997 to November 2000, he served as a Portfolio Manager for National City Bank. Mr. Cwiklinski is a Chartered Financial Analyst. He received his Bachelor’s degree in Business Administration from Bowling Green State University.

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Madelynn M. Matlock has served as the Portfolio Manager of the International Equity Fund since 2002. She is Vice President of the Advisor. Ms. Matlock joined The Huntington National Bank in 2002 and serves as Vice President and Director of International Investments. She served as Director of Research and Director of International Investment for Bartlett & Co. from 1981 through 2001. Ms. Matlock is a Chartered Financial Analyst, and received her Bachelor’s Degree and M.B.A. in Finance from the University of Cincinnati.

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Arthur B. Laffer, Ph.D. and Arthur B. Laffer, Jr. are jointly and primarily responsible for the day-to-day management of the Macro 100 Fund. Dr. Laffer and Mr. Laffer manage the Fund using proprietary quantitative modeling and software. Mr. Laffer implements trading for the Macro 100 Fund’s portfolio and monitors the portfolio's risk. In doing so, he consults with Dr. Laffer, who is the lead portfolio manager and has ultimate decision-making authority over all aspects of the Macro 100 Fund’s management. Dr. Laffer has served as Co-Portfolio Manager of the Macro 100 Fund since 2004. Dr. Laffer has been the Chairman and Chief Investment Officer of Laffer Investments since 1999 and the Chairman of Laffer Associates since 1979. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the U.K. Dr. Laffer received his Bachelor’s Degree from Yale University and his M.B.A. and Ph.D in economics from Stanford University. Mr. Laffer has served as Co-Portfolio Manager of the Macro 100 Fund since 2004. He has been the Chief Executive Officer and President of Laffer Investments since 1999, and Chief Executive Officer and President of Laffer Associates since 1997.

Kathy Stylarek has served as the Portfolio Manager of the Ohio Tax-Free Fund and Michigan Tax-Free Fund since 2001. She is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of The Huntington National Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

Christopher M. Rowane has served as the Portfolio Manager of the Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined The Huntington National Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor’s Degree and M.B.A. from Gannon University.

William G. Doughty and Gustave J. Seasongood are jointly and primarily responsible for the day-to-day management of the Mortgage Securities Fund. Mr. Seasongood is responsible for the research, security selection and construction of the portion of the Mortgage Securities Fund’s portfolio that is invested in REITs. Mr. Doughty is responsible for the research, security selection and construction of the remainder of the Mortgage Securities Fund’s portfolio. Mr. Doughty and Mr. Seasongood have independent decision-making authority over their respective portions of the Mortgage Securities Fund’s portfolio, but do collaborate to determine the amount of the portfolio that will be invested in REITs, and to monitor the Mortgage Securities Fund’s cash flows.

Mr. Seasongood has served as a Co-Portfolio Manager of the Mortgage Securities Fund since 2001. He is Vice President of the Advisor. Mr. Seasongood joined the Huntington National Bank in 1995 as a Portfolio Manager and is Vice President. Mr. Seasongood is a Chartered Financial Analyst. He received his Bachelor’s degree from Villanova University and his M.B.A. from Temple University.

Mr. Doughty has served as a Co-Portfolio Manager of the Mortgage Securities Fund, and Portfolio Manager of the Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund since 1999. He is Vice President of the Advisor. Mr. Doughty joined The Huntington National Bank in 1961 and serves as Vice President. He is a member of the Huntington National Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Dr. Bernard Shinkel has served as the Portfolio Manager of the New Economy Fund since 2001. He is Vice President of the Advisor. Dr. Shinkel joined The Huntington National Bank in 1997 as a Portfolio Manager for individual and institutional accounts and is Vice President. He received his Master’s in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master’s and Ph.D. in Management from Purdue University.

Paul Koscik has served as the Portfolio Manager of the Rotating Markets Fund since 2001. He is Vice President of the Advisor. Mr. Koscik joined The Huntington National Bank in 1984 as a Portfolio Manager and serves as Vice President. He received his Bachelor’s Degree and J.D. from the University of Akron.

Fees Paid to Advisor and Affiliates

The Huntington National Bank is also responsible for providing administration, accounting and custodian services to the Trust. The Huntington National Bank provides administration services at the following annual rate of the average daily net assets of the Funds:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Funds

.135%	on the first $4 billion
.125%	on the next $3 billion
.115%	on assets in excess of $7 billion

There is no minimum annual fee per Fund or class of Shares.

The Huntington National Bank is entitled to receive a maximum fee of .0425% of the Funds' average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for each additional class of Shares of any Fund with more than one class of Shares), and a maximum fee of .026% of each Fund's average daily assets for custody services. Federated Services Company, a subsidiary of Federated Investors, Inc., serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. The Huntington National Bank pays Federated Services Company fees for its sub-administrative services at the following annual rate of the average daily net assets of the Funds:

Maximum Sub-Administrative Fee	Average Daily Net Assets of the Funds

.05%	on the first $3 billion
.04%	on the next $2 billion
.03%	on assets in excess of $5 billion

There is a minimum annual fee per Fund of $50,000.

Trust Shares are also subject to either an administrative services fee of 0.25% of the average daily net assets to be paid to The Huntington National Bank or a shareholder services fee not to exceed 0.25% of the daily net assets to be paid through the Distributor from Fund assets. The Advisor and its affiliates may pay out of their own reasonable resources and profits fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.

The Trust pays the Advisor management fees as a percentage of average daily net assets as follows:

Florida Tax-Free Money Fund, Money Market Fund and Ohio Municipal Money Market Fund:

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Tiered	Annual Rate

Up to $500 million	0.30%
On the next $500 million	0.25%
On excess of $1 billion	0.20%

All other Funds:

U.S. Treasury Money Market Fund	0.20%
Dividend Capture Fund	0.75%
Growth Fund	0.60%
Income Equity Fund	0.60%
International Equity Fund	1.00%
Macro 100 Fund*	0.75%
Mid Corp America Fund	0.75%
New Economy Fund	0.85%
Rotating Markets Fund	0.50%
Situs Small Cap Fund	0.75%
Fixed Income Securities Fund	0.50%
Intermediate Government Income Fund	0.50%
Michigan Tax-Free Fund	0.50%
Mortgage Securities Fund	0.50%
Ohio Tax-Free Fund	0.50%
Short/Intermediate Fixed Income Securities Fund	0.50%
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* Pursuant to its Sub-Advisory agreement with the Advisor, Laffer Investments receives an annual fee equal to 0.50% of the Macro 100 Fund’s average daily net assets. This fee is paid by the Advisor and not the Macro 100 Fund.

Dividends and Distributions

The Money Market Funds and all of the Income Funds, except the Mortgage Securities Fund, declare dividends on investment income daily and pay them monthly. The Mortgage Securities Fund declares and pays dividends monthly.

Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:

Dividend Capture Fund	Monthly
Growth Fund	Quarterly
Income Equity Fund	Monthly
International Equity Fund	Annually
Macro 100 Fund	Annually
Mid Corp America Fund	Annually
New Economy Fund	Annually
Rotating Markets Fund	Annually
Situs Small Cap Fund	Annually

The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options

All dividends and distributions payable to a holder of Shares will be automatically reinvested in additional Shares of the same class of the Fund, unless the shareholder makes an alternative election. Shareholders may choose to receive all distributions in cash or may choose to reinvest capital gains distributions, but receive all other distributions in cash.

Tax Consequences

There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

An exchange of a Fund’s Shares for shares of another Fund will be treated as a sale of the Fund’s Shares and, as with all sales, exchanges or redemptions of Fund Shares, any gain on the transaction will be subject to federal income tax.

Taxation of Distributions

Each of the Funds offered by this Prospectus intends to distribute substantially all of its net investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Additionally, distributions of investment income designated by the Fund as derived from “qualified investment income” will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. Long-term capital gains rates applicable to individuals have been reduced to 15%, with lower rates applicable to taxpayers in the 10% and 15% rates, through December 31, 2008. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid).

Exempt-Interest Dividends

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes but may be subject to state and local taxes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to meet certain requirements imposed by the IRS. Shareholders are urged to read the additional information concerning withholding provided in the Statement of Additional Information.

State Income Taxes

In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-Free Money Fund, the state of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-Free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

The Florida Tax-Free Money Fund is also intended to exempt its shareholders from Florida’s intangible personal property tax. If on the last business day of any year, the Florida Tax-Free Money Fund consists solely of notes, bonds and other obligations issued by the state of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund’s Shares will be exempt from the Florida intangible tax payable in the following year.

In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-Free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transaction costs involved in restructuring a Fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

Financial Information

Financial Highlights

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The financial highlights tables that follow are intended to help you understand each Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which, for the years ended December 31, 2005 and 2004, has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request. The information for years or periods ended on or before December 31, 2003 has been audited by another independent registered public accounting firm.

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Financial Highlights

Money Market Funds

(For a share outstanding throughout each period)

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Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions

TRUST SHARES
Huntington Florida Tax-Free Money Fund
2001	$ 1.00	0.02	--	0.02	(0.02)	--
2002	$ 1.00	0.01	--	0.01	(0.01)	--
2003	$ 1.00	-- (4)	--	--	-- (4)	--
2004	$ 1.00	-- (4)	--	--	-- (4)	--
2005	$ 1.00	0.01	--	0.01	(0.01)	--

Huntington Money Market Fund
2001	$ 1.00	0.03	--	0.03	(0.03)	--
2002	$ 1.00	0.01	--	0.01	(0.01)	--
2003	$ 1.00	-- (4)	--	--	-- (4)	--
2004	$ 1.00	0.01	--	0.01	(0.01)	--
2005	$ 1.00	0.02	--	0.02	(0.02)	--

Huntington Ohio Municipal Money Market Fund
2001	$ 1.00	0.02	--	0.02	(0.02)	--
2002	$ 1.00	0.01	--	0.01	(0.01)	--
2003	$ 1.00	-- (4)	--	--	-- (4)	--
2004	$ 1.00	-- (4)	--	--	-- (4)	--
2005	$ 1.00	0.02	--	0.02	(0.02)	--

Huntington U.S. Treasury Money Market Fund
2001	$ 1.00	0.03	--	0.03	(0.03)	--
2002	$ 1.00	0.01	--	0.01	(0.01)	--
2003	$ 1.00	-- (4)	--	--	-- (4)	--
2004	$ 1.00	0.01	--	0.01	(0.01)	--
2005	$ 1.00	0.02	--	0.02	(0.02)	--

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(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

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(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

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(3) The payments by affiliates had no impact on total return for the year ended December 31, 2001.

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(4) Amount is less than $0.005.

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(5) There were no fee reductions in this period.

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(6) Amount of the waiver is less than .005%.

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			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)

(0.02)	$ 1.00	2.14%	0.78%	2.23%	0.83%	2.18%	$ 26,050
(0.01)	$ 1.00	0.61%	0.98%	0.59%	--(5)	--(5)	$ 20,357
--	$ 1.00	0.25%	0.85%	0.25%	0.97%	0.13%	$ 19,539
--	$ 1.00	0.32%	0.90%	0.34%	1.00%	0.24%	$ 19,247
(0.01)	$ 1.00	1.46%	0.92%	1.44%	0.96%	1.40%	$ 22,388

(0.03)	$ 1.00	3.45%(3)	0.71%	3.41%	0.76%	3.36%	$ 717,115
(0.01)	$ 1.00	0.96%	0.81%	0.95%	--(5)	--(5)	$ 423,189
--	$ 1.00	0.33%	0.82%	0.33%	0.83%	0.32%	$ 366,116
(0.01)	$ 1.00	0.53%	0.83%	0.53%	0.83%	0.53%	$ 440,112
(0.02)	$ 1.00	2.39%	0.81%	2.39%	0.82%	2.38%	$ 537,134

(0.02)	$ 1.00	2.26%	0.73%	2.25%	0.79%	2.19%	$ 81,745
(0.01)	$ 1.00	0.78%	0.85%	0.78%	--(5)	--(5)	$ 75,508
--	$ 1.00	0.31%	0.83%	0.31%	0.86%	0.28%	$ 67,509
--	$ 1.00	0.40%	0.86%	0.37%	--(5)	--(5)	$ 71,891
(0.02)	$ 1.00	1.60%	0.83%	1.60%	0.85%	1.58%	$ 84,799

(0.03)	$ 1.00	3.35%	0.62%	3.30%	0.67%	3.25%	$ 460,993
(0.01)	$ 1.00	1.02%	0.73%	0.99%	--(5)	--(5)	$ 534,133
--	$ 1.00	0.35%	0.73%	0.34%	0.75%	0.32%	$ 542,771
(0.01)	$ 1.00	0.51%	0.74%	0.49%	--(5)	--(5)	$ 402,817
(0.02)	$ 1.00	2.31%	0.74%	2.32%	-- (6)	-- (6)	$ 499,718

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Financial Highlights

Equity Funds

(For a share outstanding throughout each period)

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Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions from paid in capital	Distributions to shareholders from net realized gain on investment transactions

TRUST SHARES
Huntington Dividend Capture Fund
2001(8)	$ 10.00	0.51 (3)	0.20	0.71	(0.60)	--	--
2002	$ 10.11	0.49	(0.49)	--	(0.49)	--	--
2003	$ 9.62	0.45	1.49	1.94	(0.45)	--	--
2004	$ 11.11	0.48	0.98	1.46	(0.47)	--	(0.51)
2005	$ 11.59	0.46	(0.11)	0.35	(0.47)	--	(0.61)

Huntington Growth Fund
2001	$ 50.58	(0.04)(3)	(8.43)	(8.47)	--	--	--
2002	$ 42.11	(0.05)	(9.34)	(9.39)	--	--	--
2003	$ 32.72	0.03	6.23	6.26	(0.02)	--	--
2004	$ 38.96	0.10	2.88	2.98	(0.09)	--	(0.72)
2005	$ 41.13	0.04	0.64	0.68	(0.03)	--	(2.26)

Huntington Income Equity Fund
2001	$ 35.29	1.13	(0.48)	0.65	(1.12)	--	(0.49)
2002	$ 34.33	1.06	(5.31)	(4.25)	(1.06)	--	(0.09)
2003	$ 28.93	0.96	4.95	5.91	(0.99)	--	(1.27)
2004	$ 32.58	0.59	3.37	3.96	(0.59)	--	(2.67)
2005	$ 33.28	0.65	0.36	1.01	(0.65)	--	(2.38)

Huntington International Equity Fund
2001(8)	$ 10.00	(0.04)(3)	(2.27)	(2.31)	(0.01)	--	--
2002	$ 7.68	(0.01)	(1.01)	(1.02)	--	--	--
2003	$ 6.66	0.06	2.26	2.32	(0.05)	--	--
2004	$ 8.93	0.04	1.75	1.79	(0.05)	--	--
2005	$ 10.67	0.06	1.49	1.55	(0.08)	--	(0.35)

Huntington Macro 100 Fund
2004(11)	$ 10.00	0.02	1.21	1.23	(0.03)	--	--
2005	$ 11.20	(0.03)	0.57	0.54	--	--	(0.43)

Huntington Mid Corp America Fund
2001(8)	$ 10.00	--(3)	0.44	0.44	(0.03)	--	(0.01)
2002	$ 10.40	(0.03)	(1.34)	(1.37)	--	--	--
2003	$ 9.03	(0.01)	2.84	2.83	--	--	--
2004	$ 11.86	(0.03)	2.09	2.06	--	--	(0.02)
2005	$ 13.90	0.02	1.56	1.58	(0.01)	--	--


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.


(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.


(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.


(4) Not annualized.


(5) Computed on an annualized basis.


(6) Does not include the effect of expenses of underlying funds.


(7) Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.


(8) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.


(9) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.


(10) Represents a return of capital for federal income tax purposes.


(11) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.


(12) There were no fee reductions in this period.


(13) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.


(14) Amount of the waiver is less than .005%.

			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(13)

(0.60)	$ 10.11	7.27%(4)	1.78%(5)	5.78%(5)	1.79%(5)	5.77%(5)	$ 17,089	172%
(0.49)	$ 9.62	(0.04)%	1.66%	5.04%	-- (12)	-- (12)	$ 24,361	88%
(0.45)	$ 11.11	20.75%	1.41%	4.54%	-- (12)	-- (12)	$ 47,464	108%
(0.98)	$ 11.59	13.52%	1.36%	4.34%	-- (12)	-- (12)	$ 80,182	101%
(1.08)	$ 10.86	3.10%	1.31%	4.07%	1.32%	4.06%	$ 92,819	131%

--	$ 42.11	(16.75)%	1.07%	(0.10)%	1.12%	0.05%	$ 242,249	12%
--	$ 32.72	(22.30)%	1.18%	(0.15)%	-- (12)	-- (12)	$ 189,356	15%
(0.02)	$ 38.96	19.15%	1.17%	0.09%	-- (12)	-- (12)	$ 241,401	8%
(0.81)	$ 41.13	7.65%	1.16%	0.23%	-- (12)	-- (12)	$ 252,371	12%
(2.29)	$ 39.52	1.51%	1.14%	0.09%	1.15%	0.08%	$ 235,916	20%

(1.61)	$ 34.33	1.84%	1.05%	3.18%	1.10%	3.13%	$ 210,870	33%
(1.15)	$ 28.93	(12.62)%	1.18%	3.32%	-- (12)	-- (12)	$ 176,885	29%
(2.26)	$ 32.58	21.00%	1.17%	3.20%	-- (12)	-- (12)	$ 201,272	85%
(3.26)	$ 33.28	13.16%	1.17%	1.83%	-- (12)	-- (12)	$ 205,577	35%
(3.03)	$ 31.26	3.04%	1.15%	1.98%	-- (14)	-- (14)	$ 193,906	33%

(0.01)	$ 7.68	(23.11)%(4)	2.20%(5)	(0.57)%(5)	2.21%(5)	(0.58)%(5)	$ 24,099	121%
--	$ 6.66	(13.28)%	1.84%	(0.14)%	-- (12)	-- (12)	$ 48,795	68%
(0.05)	$ 8.93	34.83%	1.66%	0.87%	-- (12)	-- (12)	$ 86,795	48%
(0.05)	$ 10.67	20.06%	1.60%	0.51%	-- (12)	-- (12)	$ 135,845	31%
(0.43)	$ 11.79	14.48%	1.58%	0.69%	-- (14)	-- (14)	$ 190,087	21%

(0.03)	$ 11.20	12.29%(4)	1.91%(5)	0.38%(5)	-- (12)	-- (12)	$ 18,129	--
(0.43)	$ 11.31	4.72%	1.51%	(0.27)%	-- (14)	-- (14)	$ 25,145	87%

(0.04)	$ 10.40	4.39%(4)	1.43%(5)	0.02%(5)	1.44%(5)	0.01%(5)	$ 53,001	11%
--	$ 9.03	(13.17)%	1.42%	(0.33)%	-- (12)	-- (12)	$ 89,248	16%
--	$ 11.86	31.34%	1.34%	(0.09)%	-- (12)	-- (12)	$ 134,668	29%
(0.02)	$ 13.90	17.40%	1.33%	(0.20)%	-- (12)	-- (12)	$ 137,759	4%
(0.01)	$ 15.47	11.36%	1.31%	0.11%	1.32%	0.10%	$ 147,477	7%


Financial Highlights

Equity Funds

(For a share outstanding throughout each period)


Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions from paid in capital	Distributions to shareholders from net realized gain on investment transactions

TRUST SHARES
Huntington New Economy Fund
2001(8)	$ 10.00	(0.03)(3)	0.16	0.13	--	(0.02)(10)	--
2002	$ 10.11	(0.08)	(1.28)	(1.36)	--	--	--
2003	$ 8.75	(0.07)	3.13	3.06	--	--	(0.01)
2004	$ 11.80	(0.10)	2.64	2.54	--	--	--
2005	$ 14.34	(0.06)	1.82	1.76	--	--	(0.18)

Huntington Rotating Markets Fund
2001(7)	$ 10.00	(0.04)(3)	(0.97)	(1.01)	--	--	--
2002	$ 8.99	(0.04)	(1.39)	(1.43)	--	--	--
2003	$ 7.56	0.04	1.85	1.89	(0.04)	--	--
2004	$ 9.41	0.05	1.07	1.12	(0.05)	--	--
2005	$ 10.48	0.06	0.93	0.99	(0.06)	--	--

Huntington Situs Small Cap Fund
2002(9)	$ 10.00	--	0.22	0.22	--	--	--
2003	$ 10.22	(0.05)	3.65	3.60	--	--	(0.01)
2004	$ 13.81	(0.06)	3.68	3.62	--	--	(0.34)
2005	$ 17.09	(0.07)	2.83	2.76	--	--	(0.61)


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.


(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.


(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.


(4) Not annualized.


(5) Computed on an annualized basis.


(6) Does not include the effect of expenses of underlying funds.


(7) Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.


(8) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.


(9) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.


(10) Represents a return of capital for federal income tax purposes.


(11) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.


(12) There were no fee reductions in this period.


(13) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.


(14) Amount of the waiver is less than .005%.

			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets end of period (000 omitted)	Portfolio turnover rate(13)

(0.02)	$ 10.11	1.35%(4)	1.96%(5)	(0.38)%(5)	1.98%(5)	(0.40)%(5)	$ 10,444	45%
--	$ 8.75	(13.45)%	1.90%	(1.13)%	1.94%	(1.17)%	$ 22,478	39%
(0.01)	$ 11.80	34.93%	1.56%	(0.79)%	-- (12)	-- (12)	$ 39,364	83%
--	$ 14.34	21.53%	1.52%	(0.88)%	-- (12)	-- (12)	$ 59,263	28%
(0.18)	$ 15.92	12.27%	1.46%	(0.42)%	-- (14)	-- (14)	$ 79,794	61%

--	$ 8.99	(10.10)%(4)	2.06%(5)(6)	(0.58)%(5)(6)	-- (6)(12)	-- (6)(12)	$ 4,962	--
--	$ 7.56	(15.91)%	1.52%(6)	(0.54)%(6)	-- (6)(12)	-- (6)(12)	$ 14,740	102%
(0.04)	$ 9.41	25.00%	1.28%(6)	0.52%(6)	-- (6)(12)	-- (6)(12)	$ 19,937	206%
(0.05)	$ 10.48	11.89%	1.22%(6)	0.53%(6)	-- (6)(12)	-- (6)(12)	$ 23,613	86%
(0.06)	$ 11.41	9.44%	1.17%(6)	0.58%(6)	-- (6)(14)	-- (6)(14)	$ 29,249	48%

--	$ 10.22	2.20%(4)	2.29%(5)	(1.30)%(5)	-- (12)	-- (12)	$ 13,249	9%
(0.01)	$ 13.81	35.18%	1.68%	(0.49)%	-- (12)	-- (12)	$ 30,067	19%
(0.34)	$ 17.09	26.23%	1.43%	(0.45)%	-- (12)	-- (12)	$ 57,942	16%
(0.61)	$ 19.24	16.20%	1.36%	(0.41)%	-- (14)	-- (14)	$ 80,212	14%


Financial Highlights

Fixed Income Funds

(For a share outstanding throughout each period)


Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions

TRUST SHARES
Huntington Fixed Income Securities Fund
2001	$ 20.25	1.12	0.12	1.24	(1.11)	--	(1.11)
2002	$ 20.77	0.98	0.52	1.50	(1.00)	--	(1.00)
2003	$ 21.27	0.82	0.16	0.98	(0.83)	--	(0.83)
2004	$ 21.42	0.73	(0.09)	0.64	(0.74)	(0.09)	(0.83)
2005	$ 21.23	0.76	(0.37)	0.39	(0.76)	(0.07)	(0.83)

Huntington Intermediate Government Income Fund
2001	$ 10.22	0.54 (3)	0.01	0.55	(0.52)	--	(0.52)
2002	$ 10.43	0.46	0.50	0.96	(0.47)	--	(0.47)
2003	$ 10.92	0.37	(0.23)	0.14	(0.39)	(0.02)	(0.41)
2004	$ 10.65	0.36	(0.08)	0.28	(0.37)	(0.04)	(0.41)
2005	$ 10.52	0.37	(0.23)	0.14	(0.38)	--	(0.38)

Huntington Michigan Tax-Free Fund
2001	$ 10.71	0.43	(0.02)	0.41	(0.42)	(0.24)	(0.66)
2002	$ 10.46	0.34	0.50	0.84	(0.35)	(0.03)	(0.38)
2003	$ 10.92	0.28	0.10	0.38	(0.29)	(0.05)	(0.34)
2004	$ 10.96	0.27	(0.17)	0.10	(0.27)	(0.03)	(0.30)
2005	$ 10.76	0.24	(0.15)	0.09	(0.24)	(0.04)	(0.28)

Huntington Mortgage Securities Fund
2001	$ 8.11	0.44	0.20	0.64	(0.43)	--	(0.43)
2002	$ 8.32	0.38	0.24	0.62	(0.39)	--	(0.39)
2003	$ 8.55	0.24	0.35	0.59	(0.32)	--	(0.32)
2004	$ 8.82	0.29	0.22	0.51	(0.31)	--	(0.31)
2005	$ 9.02	0.29	(0.12)	0.17	(0.31)	(0.01)	(0.32)

Huntington Ohio Tax-Free Fund
2001	$ 21.32	0.84	(0.08)	0.76	(0.84)	(0.29)	(1.13)
2002	$ 20.95	0.73	0.96	1.69	(0.73)	(0.04)	(0.77)
2003	$ 21.87	0.60	0.14	0.74	(0.60)	(0.11)	(0.71)
2004	$ 21.90	0.57	(0.24)	0.33	(0.57)	(0.16)	(0.73)
2005	$ 21.50	0.54	(0.37)	0.17	(0.54)	(0.22)	(0.76)

Huntington Short/Intermediate Fixed Income Securities Fund
2001	$ 19.52	1.07	(0.13)	0.94	(1.06)	--	(1.06)
2002	$ 19.77	0.87	0.11	0.98	(0.88)	--	(0.88)
2003	$ 19.87	0.62	0.01	0.63	(0.62)	--	(0.62)
2004	$ 19.88	0.50	(0.32)	0.18	(0.50)	--	(0.50)
2005	$ 19.56	0.51	(0.41)	0.10	(0.51)	--	(0.51)


(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.


(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.


(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.


(4) Total return would have been 6.37% without the payments by affiliates.


(5) Total return would have been 5.52% without the payments by affiliates.


(6) Total return would have been 4.95% without the payments by affiliates.


(7) There were no fee reductions in this period.


(8) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.


(9) Amount of the waiver is less than .005%.

			Ratios to average net assets

Payments by affiliates	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net assets, end of period (000 omitted)	Portfolio turnover rate(8)

0.39	$ 20.77	8.30%(4)	0.97%	5.44%	1.01%	5.40%	$ 149,588	149%
--	$ 21.27	7.45%	1.08%	4.74%	-- (7)	-- (7)	$ 146,976	54%
--	$ 21.42	4.65%	1.08%	3.78%	-- (7)	-- (7)	$ 166,215	73%
--	$ 21.23	3.07%	1.08%	3.46%	-- (7)	-- (7)	$ 162,998	53%
--	$ 20.79	1.86%	1.07%	3.55%	-- (9)	-- (9)	$ 168,764	59%

0.18	$ 10.43	7.28%(5)	0.99%	5.05%	1.04%	5.00%	$ 69,700	64%
--	$ 10.92	9.46%	1.10%	4.38%	-- (7)	-- (7)	$ 81,232	60%
--	$ 10.65	1.34%	1.10%	3.45%	-- (7)	-- (7)	$ 81,671	78%
--	$ 10.52	2.67%	1.11%	3.37%	-- (7)	-- (7)	$ 90,288	43%
--	$ 10.28	1.33%	1.09%	3.55%	1.10%	3.54%	$ 107,166	34%

--	$ 10.46	3.89%	1.08%	3.93%	1.13%	3.88%	$ 16,374	100%
--	$ 10.92	8.15%	1.33%	3.24%	-- (7)	-- (7)	$ 18,268	27%
--	$ 10.96	3.57%	1.27%	2.66%	-- (7)	-- (7)	$ 23,854	17%
--	$ 10.76	0.94%	1.29%	2.44%	-- (7)	-- (7)	$ 24,589	17%
--	$ 10.57	0.88%	1.24%	2.27%	1.26%	2.25%	$ 22,195	49%

--	$ 8.32	8.14%	1.03%	5.37%	1.08%	5.32%	$ 35,938	25%
--	$ 8.55	7.61%	1.19%	4.46%	-- (7)	-- (7)	$ 46,313	63%
--	$ 8.82	7.02%	1.14%	2.82%	-- (7)	-- (7)	$ 43,928	71%
--	$ 9.02	5.86%	1.16%	3.45%	-- (7)	-- (7)	$ 64,853	38%
--	$ 8.87	1.96%	1.12%	3.34%	-- (9)	-- (9)	$ 81,950	29%

--	$ 20.95	3.60%	1.00%	3.95%	1.05%	3.90%	$ 42,276	39%
--	$ 21.87	8.20%	1.17%	3.39%	-- (7)	-- (7)	$ 52,160	28%
--	$ 21.90	3.42%	1.16%	2.72%	-- (7)	-- (7)	$ 55,450	20%
--	$ 21.50	1.52%	1.17%	2.63%	-- (7)	-- (7)	$ 52,565	13%
--	$ 20.91	0.85%	1.16%	2.56%	1.17%	2.55%	$ 45,571	45%

0.37	$ 19.77	6.84%(6)	0.93%	5.39%	0.98%	5.34%	$ 113,552	65%
--	$ 19.87	5.08%	1.07%	4.41%	-- (7)	-- (7)	$ 121,093	58%
--	$ 19.88	3.18%	1.07%	3.05%	-- (7)	-- (7)	$ 155,883	51%
--	$ 19.56	0.91%	1.07%	2.53%	-- (7)	-- (7)	$ 150,175	54%
--	$ 19.15	0.54%	1.06%	2.65%	-- (9)	-- (9)	$ 119,090	31%


Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

Florida Tax-Free Money Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Ohio Municipal Money Market Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Growth Fund

  at least 65% of total assets will be invested in equity securities.

Michigan Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.

Ohio Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
  no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

Short/Intermediate Fixed Income Securities Fund

  at least 65% of total assets in fixed income securities.

Additional Investment Information

Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders. The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and global) will offer the greatest potential for capital appreciation. At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time.

While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the Prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time. The Advisor does not intend to concentrate in any particular industry or sector. As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation. There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and pre-payment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.

Fund Name	Fund Code

Florida Tax-Free Money Fund	1
Money Market Fund	2
Ohio Municipal Money Market Fund	3
U.S. Treasury Money Market Fund	4
Dividend Capture Fund	5
Growth Fund	6
Income Equity Fund	7
International Equity Fund	8
Macro 100 Fund	9
Mid Corp America Fund	10
New Economy Fund	11
Rotating Markets Fund	12
Situs Small Cap Fund	13
Fixed Income Securities Fund	14
Intermediate Government Income Fund	15
Michigan Tax-Free Fund	16
Mortgage Securities Fund	17
Ohio Tax-Free Fund	18
Short/Intermediate Fixed Income Securities Fund	19
Instrument	Fund Code	Risk Type

American Depository Receipts (ADRs): ADRs are foreign Shares of a company held by a U.S. bank that issues a receipt evidencing ownership. ADRs pay dividends in U.S. dollars. Generally, ADRs designed for trading in the U.S. securities markets.

	5-13	Market Political Foreign Investment Currency Custodial and Related Investment Costs

Asset-Backed Securities: Securities backed by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or assets.

	1-4,11,13,17,19	Pre-payment Extension Market Credit Regulator

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. They generally have maturities of six months or less.	1-3,5-19	Credit Liquidity Market

Bonds: Bonds or fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a bond or a fixed income security must repay the principal amount of the security, normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities. However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.

	1-15,17,19	Market Credit Liquidity Pre-payment Extension

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. Those Funds that are authorized to write or purchase put and call options must cover such options and may buy bonds’ existing option contracts known as “closing transactions.”

	5-13,17	Management Liquidity Credit Market Leverage

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-3,5-19	Market Credit Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Their maturities generally vary from a few days to nine months.	1-3,5-19	Credit Liquidity Market

Common Stock: Shares of ownership of a company.	5-13,17	Market

Convertible Securities: Bonds or preferred stock that convert to common stock.	5-14,17,19	Market Credit

Demand Notes: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

	1-3,5-19	Credit Market Liquidity Management

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., put and calls), options on futures, swap agreements, and some mortgage-backed securities.

	5-19	Management Market Credit Liquidity Leverage

European Depositary Receipts (EDRs):  EDRs, which are sometimes referred to as Continental Depositary Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, EDRs are designed for trading in European securities markets.

	8,9,11-13	Market Political Foreign Investment Currency Custodial and Related Investment Costs

Foreign Securities: Stocks issued by foreign companies including ADRs, EDRs and Global Depository Receipts (GDRs), as well as commercial paper of foreign issuers and obligations of foreign governments, companies, banks, overseas branches of U.S. banks or supranational entities.

	5-13,14,19	Market Political Foreign Investment Liquidity Currency Custodial and Related Investment Costs

Forward Foreign Currency Contracts: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set by the parties involved at the time the contract is negotiated.

	5-13,14,19	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Custodial and Related Investment Costs

Foreign Exchange Contracts: Spot currency trades whereby one currency is exchanged for another. The Fund may also enter into derivative contracts in which a foreign currency is an underlying contract.	8,12,13	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Custodial and Related Investment Costs

Futures and Related Options: A contract providing for the future sale and purchase of a specific amount of a specific security, class of securities, or index at a specified time in the future and at a specified price. The aggregate value of options on securities (long puts and calls) will not exceed 10% of a Fund’s net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund’s assets.

	5-19	Management Market Credit Liquidity Leverage

Global Depositary Receipts (GDRs): GDRs are securities, typically issued globally by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Generally, GDRs are designed for trading in non-U.S. securities markets.

	8,9,11-13	Market Political Foreign Investment Currency Custodial and Related Investment Costs

Illiquid Securities: Securities that ordinarily cannot be sold within seven business days at the value the Fund has estimated for them. Each of the Money Market Fund, Ohio Municipal Money Market Fund, U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed income Securities Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Ohio Tax-Free Fund and Short/Intermediate Fixed Income Securities Fund may invest up to 10% of its total assets in illiquid securities. Each of the Dividend Capture Fund, International Equity Fund, Macro 100 Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Situs Small Cap Fund and Intermediate Government Income Fund may invest up to 15% of its assets in illiquid securities. The Florida Tax-Free Money Fund may invest up to 10% of its net assets in illiquid securities.

	1-19	Liquidity Market

Index-Based Securities: Index-based securities such as iShares Russell 2000 Index Fund, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100”), include exchange-traded funds and represent ownership in an investment portfolio of common stocks designed to track the price, performance and dividend yield of an index, such as the Russell 2000 Index or the NASDAQ-100. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.

	5-13	Market

Investment Company Securities: Shares of registered investment companies. These may include Huntington Money Market Funds and other registered investment companies for which the Advisor or any of their affiliates serves as investment advisor, administrator or distributor. Investment company securities may also include index-based securities. Shares of most index-based securities are listed and traded on stock exchanges at market prices, although some shares may be redeemable at NAV for cash or securities. Index-based securities may be purchased in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, index-based securities charge asset-based fees, although these fees tend to be relatively low. Index-based securities generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell index-based security shares. Except for the Rotating Markets Fund, each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company and may not invest more than 10% of its assets in the Shares of other registered investment companies. However, each of the Funds may invest up to 25% of its assets in the Interfund Shares of the Huntington Money Market Fund, pursuant to an SEC exemptive order. The Rotating Markets Fund may invest all of its assets in the Shares of any one investment company or investment companies. The Rotating Markets Fund, however, may not own more than 3% of the securities of any one investment company. If the Rotating Markets Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other fees and expenses of that investment company, which are in addition to the management and other fees a Fund pays its own Advisor.

	1-19	Market

Investment Grade Securities: Securities rated BBB or higher by Standard & Poor’s; Baa or better by Moody’s; similarly rated by other; NRSROs; or, if not rated, determined to be of comparably high quality by the Advisor.

	5-19	Market Credit

Interests in Other Business Organizations: Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

	5-6,8-11,13	Market Foreign Investment Currency Custodial and Related Investment Costs

Money Market Instruments: Investment-grade, U.S. dollar-denominated debt securities with remaining maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

	1-19	Market Credit

Mortgage-Backed Securities: Bonds backed by real estate loans and pools of loans. These include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs).	4-19	Pre-payment Market Credit Regulatory Extension

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	17	Pre-payment Market Regulatory Extension

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities (single family revenue bonds).

	1-3,7,14-19	Market Credit Political Tax Regulatory
There are two general types of municipal bonds:

General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Obligations of Supranational Agencies: Securities issued by supranational agencies that are chartered to promote economic development and are supported by various governments and government agencies.	8,12,13	Credit Foreign Investment Currency Custodial and Related Investment Costs

Options on Currencies: A Fund may buy put options and sell covered call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets). A covered call option means the Fund will own an equal amount of the underlying foreign currency. Currency options help a Fund manage its exposure to changes in the value of the U.S. dollar relative to other currencies. If a Fund sells a put option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S. government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.

	5-15	Management Liquidity Credit Market Political Leverage Foreign Investment Currency Custodial and Related Investment Costs

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

	5-14	Market

Real Estate Investment (REITs): Pooled investment vehicles which invest primarily in income producing real estate or real estate loans or interest.	5-14,16-18	Liquidity Management Market Regulatory Tax Pre-payment Extension

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan by a Fund.

	1-19	Market Leverage

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-19	Market Leverage

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities. Restricted securities may be either liquid or illiquid securities.

	1-19	Liquidity Market

Securities Lending: Each Fund, except the Rotating Markets Fund, Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Situs Small Cap Fund and Macro 100 Fund may lend up to 20% (5% in the case of Michigan Tax-Free Fund) of its total assets. The Rotating Markets Fund, Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Situs Small Cap Fund and Macro 100 Fund may each lend up to 33 1/3% of their total assets. Such loans must be collateralized by cash, U.S. government obligations or other high-quality debt obligations and marked to market daily.

	1-19	Market Liquidity Leverage

Tax-Exempt Commercial Paper: Commercial paper issued by governments and political sub-divisions.	1-3,7,14-19	Credit Liquidity Market Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for a deposit of money.	1-3,5-19	Liquidity Credit Market

Treasury Receipts: Treasury receipts, Treasury investment growth receipts, and certificates of accrual of Treasury securities.	5-13,14	Market

Unit Investment Trusts: A type of investment company, registered with the SEC under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal. Certain exchange-traded funds are organized as unit investment trusts.

	5-13	Market

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S. government include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

	1-19	Market Credit

GSE securities not backed by the full faith and credit of the U.S. government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations. Other GSE securities are not backed by the full faith and credit of the U.S. government and have no explicit financial support, including the Farm Credit System, Financing Corporation, and Resolution Funding Corporation. Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.	1-19	Market

Variable and Floating Rate Instruments: Obligations with interest rates that are reset daily, weekly, quarterly or on some other schedule. Such instruments may be payable to a Fund on demand.	1-19	Credit Liquidity Market

Warrants: Securities that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants are typically issued with preferred stock and bonds.	5-14,17	Market Credit

When-Issued Securities and Forward Commitments: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date.	1-19	Market Leverage Liquidity Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated bonds issued by foreign corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.

	5-15,19	Market Credit Foreign Investment Currency Custodial and Related Investment Costs

Zero-coupon Securities: Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity.

	1-19	Credit Market Zero Coupon Liquidity Pre-payment Extension

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Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholder, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Currency Risks. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs. Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Growth Investing Risk. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund’s risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that a Fund invests in small cap and mid cap stocks, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment Risk. Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. A Fund’s investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Value Investing Risk. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information

The Statement of Additional Information (SAI) provides more detailed information about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus. The SAI contains a description of the Funds’ policies and procedures with respect to the disclosure of their portfolio securities.

These documents, as well as additional information about the Funds (including portfolio holdings, performance and distributions), are also available on The Huntington Funds’ website at www.huntingtonfunds.com.

Huntington Asset Advisors, Inc., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Huntington Funds.

Laffer Investments, Inc. is the Sub-Advisor to the Huntington Macro 100 Fund.

Edgewood Services, Inc. is the Distributor and is not affiliated with The Huntington National Bank.

To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries:

Call

(800) 253-0412

Write

Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

Log on the Internet

You may also access Fund information from the EDGAR Database on the SEC’s website at www.sec.gov. The SEC’s website contains text-only versions of the Huntington Funds’ documents.

Contact the SEC

Call (202) 942-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

The Huntington Funds’ Investment Company Act registration number is 811-5010.

Cusip 446327207	Cusip 446327405	Cusip 446327603
Cusip 446327801	Cusip 446327876	Cusip 446327850
Cusip 446327538	Cusip 446327645	Cusip 446327611
Cusip 446327546	Cusip 446327579	Cusip 446327462
Cusip 446327314	Cusip 446327819	Cusip 446327785
Cusip 446327835	Cusip 446327728	Cusip 446327744
Cusip 446327769

[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412,

The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

Not a Deposit * Not FDIC Insured * May Lose Value * No Bank Guarantee * Not Insured by Any Government Agency

[Logo of Huntington Funds]

Huntington Funds Shareholder Services:
1-800-253-0412

Huntington Investment Company, Member NASD/SIPC:
1-800-322-4600

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27219 (4/06)

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                           INTERFUND SHARES PROSPECTUS
                          HUNTINGTON MONEY MARKET FUND
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                                   MAY 1, 2006
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The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete.
Any representation to the contrary is unlawful.

Huntington Funds

How to Read This Prospectus

 The Huntington Funds ("Trust") is a mutual fund family that offers different classes of shares in separate investment portfolios ("Funds"). The Funds have various investment goals and strategies. This Prospectus gives you important information about the Interfund Shares ("Shares") of the Huntington Money
 Market Fund ("Fund") that you should know before investing. The Fund also offers Trust, Investment A Shares, and Investment B Shares, which are offered in separate Prospectuses. The Interfund Shares are only sold to the other Funds in the Trust and are not made available to the general public for investment.
 Please read this Prospectus and keep it for future reference. The Prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Fund.

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                                  Introduction
                                        2
                              Fund Summary, Investment Strategy and Risks
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                                        2 Money Market Fund
                             Shareholder Information
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                                        5 Distribution of the Funds
                                        5 Pricing Shares
                                        6 Purchasing Shares
                                        6 Exchanging Shares
                                        6 Redeeming Shares
                              More About The Huntington Funds
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                                8   Management of the Trust
                                8   Dividends and Distributions
                                8   Tax Consequences
                               11   Investment Practices
                               15   Glossary of Investment Risks
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          For more information about The Huntington Funds, please see the last page of this Prospectus

This Prospectus does not constitute an offering by the Fund or by the
Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Fund is not a deposit or an obligation of The
Huntington National Bank, its affiliates or any bank. It is not insured by the
Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund has its own investment goal and strategies for reaching that goal.
There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. The Fund's investment objective is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, the Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees
("Trustees").

The portfolio manager invests the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause the Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

                                                Money Market Fund
Fund Summary
Investment Goal
To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus
High-quality, short-term debt securities

Principal Investment Strategy
Maximize current income while preserving capital

Share Price Volatility
Low

Investment Strategy
The Fund's investment objective is to seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

Huntington Asset Advisors, Inc. ("Advisor") strives to maintain a $1.00 net asset value per share for the Fund by investing in commercial paper and U.S.
Government agency notes, and other short-term money market instruments, which may include municipal securities that are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Advisor. In managing the portfolio, the Advisor determines an appropriate maturity range for the Fund
(currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. The Advisor employs a top-down analysis of economic and market factors to select Fund investments.
In addition, the Advisor analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

The Fund intends to invest in the securities of U.S. Government-sponsored entities ("GSEs"). Some GSE securities are backed by the full faith and credit of the United States government and some GSE securities are not. GSE securities not backed by the full faith and credit of the U.S. Government include those issued by the Federal Home Loan Mortgage Corporation, the Federal National
Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. GSE securities that are supported by the full faith and credit of the U.S.
Government, include those issued by the Government National Mortgage
Association. Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the United States government and have no explicit financial support. Such securities include those issued by the Farm
Credit System and the Financing Corporation.


For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Investor Profile
Short-term or risk-averse investors seeking our typically highest-yielding money market fund

What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk: Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

For more information about risks, please see the "Glossary of Investment Risks."

An investment in the Fund is not a deposit or an obligation of The Huntington
National Bank, its affiliates or any bank, and it is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Interfund Shares for each full calendar year that the Shares were in existence.

Performance Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total return of the Interfund Shares of the Huntington Money Market Fund
as of the calendar year-ended December 31, 2005.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2005. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and is visually represented by height with the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the bottom of the respective bar, for the calendar years 2002 through 2005. The percentages noted are: 1.21%, 0.57%, 0.78% and 2.64%, respectively.

--------------------------------------------------
Best Quarter        Q4 2005      0.85%
--------------------------------------------------
--------------------------------------------------
Worst Quarter       Q4 2003      0.10%
--------------------------------------------------

--------------------------------------------------

This table shows the Fund's average annual total returns for Interfund Shares, periods ended December 31, 2005.

Average Annual Total Returns
(for the periods ended December 31, 2005)

-----------------------------------------------------------------------------
                                      1 Year            Since Class
                                                        Inception*
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Money Market Fund -- Interfund Shares   2.64%               1.38%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Returns before taxes
-----------------------------------------------------------------------------
 *Since September 4, 2001.

Yield
The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.


Fees and Expenses
The following tables describe the fees and expenses you would pay if you buy and hold Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Shares. The second table describes the expenses you would pay indirectly if you held Shares.

----------------------------------------------------------
Shareholder Fees for Interfund Shares*         None
(fees paid directly from your investment)
----------------------------------------------------------
----------------------------------------------------------
Annual Fund Operating Expenses               Interfund
(expenses deducted from the Fund's assets)    Shares
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
Investment Advisory Fee                        0.29%
----------------------------------------------------------
----------------------------------------------------------
Other Expenses                                 0.28%
----------------------------------------------------------
----------------------------------------------------------
Total Annual Fund Operating Expenses           0.57%
----------------------------------------------------------

 *Does not include any wire transfer fees, if applicable.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest
$10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.
Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 Year     3 Years     5 Years     10 Years
                  ------     -------     -------     --------
Interfund Shares    $58       $183        $318         $714

Shareholder Information

Before you invest, we encourage you to carefully read the Fund profile included in this Prospectus and consider whether the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision.

Choosing a Share Class
The Fund offers different classes of shares, each of which has different expenses and other characteristics. One class of Fund shares--Interfund
Shares--is offered in this prospectus. Three other classes of Fund shares--Trust, Investment A, and Investment B Shares--are offered in separate prospectuses and each has its own expense structure. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Interfund
Shares:

Interfund Shares
   o  No sales charges.
   o  No Distribution (Rule 12b-1) fees
   o Available only for purchase by the other Funds of the Trust.

                            Distribution of the Funds
Edgewood Distribution Services, Inc., whose address is 5800 Corporate Drive,
Pittsburgh, PA 15237, serves as the Distributor of the Fund offered by this
Prospectus. From time to time, the Distributor may pay out of its reasonable profits and other resources (including those of its affiliates) advertising, marketing and other expenses for the benefit of the Fund.


                              Pricing Shares
The Trust calculates the net asset value ("NAV") per Interfund Share for the
Fund twice a day, as follows: at 1:00 p.m. Eastern Time and as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time), on each day that the NYSE is open.

The Fund attempts to stabilize the NAV per Interfund Share at $1.00 by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the SAI.

The Funds are open for business on any day the NYSE is open, except for Columbus
Day and Veterans' Day. The Funds are closed on the following NYSE holidays: New
Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In addition, the Fund reserves the right to open for business and allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

                                Purchasing Shares
You may purchase Interfund Shares on any business day when the Federal Reserve
Bank, the NYSE and the principal bond markets (as recommended by the Bond Market
Association) are open, and as discussed above.

Your purchase order is priced at the next NAV calculated after your order is received by the Trust or its designated agent. If your order is received by the
Fund or its designated agent before 1:00 p.m. (Eastern Time) and the Fund receives payment in federal funds by the close of the Federal Reserve wire system, you will begin earning dividends that day. Investments in the Fund made by check, Automated Clearing House or Systematic Investment Program are
considered received when the payment is converted to federal funds (normally the next business day).

Additional Information
The Fund reserves the right to suspend the sale of Interfund Shares temporarily and the right to refuse any order to purchase Interfund Shares.

If the Fund receives insufficient payment for a purchase, or the Fund does not receive payment within three (3) business days, or your check doesn't clear, it may cancel the purchase and you may be liable for any losses to the Fund.

How to Buy Interfund Shares
1.  Call

|X|   Your Huntington Account Administrator
|X|   The Huntington Investment Company
|X|   Your Investment Professional

2.  Make Payment

|X| By Federal funds wire to:

   Huntington National Bank NA
   ABA #044000024
   Huntington Fund
   Account #01892228947
   Shareholder Name
   Shareholder Account Number

   (The Trust will treat your order as having been received immediately upon receipt by its transfer agent)

                                Exchanging Shares
Interfund Shares may not be exchanged for other shares of the Fund or any other funds.

                              Redeeming Shares
You may redeem Interfund Shares on any business day when the Federal Reserve
Bank, the NYSE and the principal bond markets are open and on certain other trading days described above.

The price at which the Fund will redeem an Interfund Share will be its NAV next determined after the order is considered received.

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time), usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For shareholders who request redemptions after the cut-off time mentioned above, usually proceeds will be wired or a check will be mailed the following business day after NAV is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Account
Administrator will be promptly submitted to the Fund. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder's address of record.

To the extent permitted by federal securities laws, the Fund reserves the right to suspend the redemption of Interfund Shares temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC.
The Fund also reserves the right to postpone payment for more than seven days where payment for Interfund Shares to be redeemed has not yet cleared.

The Fund may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

How to Redeem Interfund Shares
1. Call (You must have completed the appropriate section on your account application)

|X| The Huntington Investment Company at (800) 322-4600; |X| Your Huntington
Account Administrator; or |X| Your Investment Professional.

Frequent Trading Policies
Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that, in the normal case, frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as liquid short-term investments, the Funds' policies or procedures to discourage frequent or short-term trading do not apply to the Fund's Shares. However, the
Fund may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging shares of the Fund and other Huntington non-money market funds if the Fund's management or
Advisor determines from the amount, frequency or pattern of purchases and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the Huntington non-money market funds and their shareholders.

Portfolio Holdings Information

You can access summary portfolio composition information concerning the Fund's portfolio holdings in the "Fund Fact Sheets" option under the "Fund
Shareholders" or "Prospective Investors" pages of the Huntington Funds website at www.huntingtonfunds.com or go directly to
http://www.huntingtonfunds.com/misc/factsheets.asp. This information is prepared as of the end of each quarter, is posted on the website approximately 30 days after the end of the quarter, and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change: identification of the Fund's top ten holdings, and percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

In addition, the Fund's annual and semiannual reports contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters. You may request copies at
http://www.huntingtonfunds.com/quick/request.asp or by calling 1-800-253-0412.
The Fund also prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's first and third fiscal quarters. Each of these fiscal quarter reports contains complete listings of the Fund's portfolio holdings and is filed with the SEC within 60 days of the end of the reporting period at the SEC's website at www.sec.gov, or you may request a copy by calling The Huntington
Funds at its toll-free number of 1-800-253-0412. These reports on Form N-Q are also posted on the Funds' website at www.huntingtonfunds.com.

More About the Huntington Funds

                             Management of the Trust
The Trustees of the Trust are responsible for generally overseeing the conduct of the Fund's business. The Advisor, whose address is Huntington Center, 41
South High Street, Columbus, Ohio 43215, serves as investment advisor to the
Fund pursuant to an investment advisory agreement.

Investment Advisor
Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the
Fund. The Advisor, a separate, wholly owned subsidiary of The Huntington
National Bank, is the investment advisor to The Huntington Funds. As of December
31, 2005, the Advisor had assets under management of $3.5 billion. The Advisor
(and its predecessor) has served as investment advisor to the Trust since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of
Huntington Bancshares Incorporated ("HBI"), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street,
Columbus, Ohio 43215. As of December 31, 2005, The Huntington National Bank had
assets of $32.4 billion.

The Huntington National Bank is also responsible for providing administration, accounting and custodian services to the Trust. The Huntington National Bank is entitled to receive a maximum fee of .135% of the Trust's average daily net assets for administrative services, a maximum fee of .0425% of the Trust's average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of the Fund's average daily assets for custody services. The Advisor and its affiliates may pay out of their own reasonable resources and profits fees or other expenses for shareholder and/or recordkeeping services and/or marketing support.


The Fund pays the Advisor management fees as a percentage of average daily net assets as follows:

--------------------------------------------------
Tiered                         Annual Rate
--------------------------------------------------
--------------------------------------------------
Up to $500 million                0.30%
--------------------------------------------------
--------------------------------------------------
$500 million - $1                 0.25%
billion
--------------------------------------------------
--------------------------------------------------
More than $1 billion              0.20%
--------------------------------------------------

                           Dividends and Distributions
The Fund declares dividends on investment income daily and pays them monthly.
The Fund also makes distributions of net capital gains, if any, at least annually.

Distribution Options
All dividends and distributions payable to a holder of Interfund Shares will be automatically reinvested in additional Interfund Shares, unless the shareholder makes an alternative election to receive some or all distributions in cash.
Shareholders may choose to reinvest any capital gains distributions, but receive all other distributions in cash.

                              Tax Consequences
There are many important tax consequences associated with investment in the
Fund. The following is a brief summary of some of them. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Distributions
The Fund offered by this prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the Shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid).

Avoid Withholding Tax

The Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer
Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.


Financial Highlights
The financial highlights table that follows is intended to help you understand the Fund's financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund Share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which, for the years ended December 31, 2005 and 2004, has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the
Fund's Annual Report, which is available upon request. The information for years or periods ended on or before December 31, 2003 has been audited by another independent registered public accounting firm.

                              Financial Highlights

Money Market Fund

-----------------------------------------------------------------------------------------
                                                  Money Market Fund
                                                   Interfund Shares
                                                      Year Ended
                                                     December 31,
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
(For a share outstanding         2005         2004         2003        2002     2001(1)
                                 ----         ----         ----        ----     -------
throughout the period)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of    $1.00       $1.00        $1.00        $1.00     $1.00
                                 -----       -----        -----        -----     -----
Period..................................................

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net investment income /          0.03         0.01         0.01        0.01       0.01
(operating
loss)..................................................
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Distributions to shareholders   (0.03)       (0.01)       (0.01)      (0.01)     (0.01)
                                ------       ------       ------      ------     ------
from net investment
income............................
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net Asset Value, End of          $1.00       $1.00        $1.00        $1.00     $1.00
                                 =====       =====        =====        =====     =====
Period..........................................................
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total Return                     2.64%       0.78%        0.57%        1.21%    0.77%(3)
(2).............................................................................
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Expenses........................ 0.56%       0.58%        0.58%        0.56%    0.51%(4)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net investment income            2.64%       0.82%        0.56%        1.18%    1.88%(4)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Net assets, end of period       $35,266     $30,004      $26,196      $26,711   $20,591
(000 omitted)
-----------------------------------------------------------------------------------------

(1) Reflects operations for the period from September 4, 2001 (date of initial public investment) to December 31, 2001. (2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3) Not annualized. (4) Computed on an annualized basis.


                              Investment Practices
The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the principal securities and techniques the Fund uses, as well as the main risks they pose. Following the table is a more complete discussion of each risk. You may also consult the SAI for more details about these and other securities in which the Fund may invest.

--------------------------------------------------------------------------------------
Instrument                                                            Risk Type
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Asset-Backed Securities: Securities backed by company                Pre-payment
receivables, home equity loans, truck and auto loans,                 Extension
leases,  credit card receivables and other securities backed           Market
by other                                                               Credit
types of receivables or assets.                                      Regulatory
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn on        Credit
and accepted by a commercial bank. They generally have                Liquidity
maturities of six months or less.                                      Market

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Bonds: Bonds or fixed income securities pay interest,                  Market
dividends or  distributions at a specified rate. The rate              Credit
may be a fixed percentage of the principal or adjusted                Liquidity
periodically. In addition, the issuer of a bond or a fixed           Pre-payment
income security must repay the principal amount of the                Extension
security, normally within a specified time. Bonds or fixed
income securities provide more regular income than equity
securities. However, the returns on bonds or fixed income
securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity
securities.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated          Market
maturity.                                                              Credit
                                                                       Liquidity

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term promissory          Credit
notes issued by corporations and other entities. Their                Liquidity
maturities generally vary from a few days to nine months.              Market
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Demand Notes: Securities that are subject to puts and                  Credit
standby commitments to purchase the securities at a fixed              Market
price (usually with accrued interest) within a fixed period           Liquidity
of time following demand by the Fund.                                Management
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Illiquid Securities: Securities that ordinarily cannot be             Liquidity
sold within seven business days at the value the Fund has              Market
estimated for them. The Fund may invest up to 10% of its
total assets in illiquid securities.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Investment Company Securities: Shares of registered                    Market
investment companies. The Fund may invest up to 5% of its
assets in the shares of any one registered investment
company. The Fund may not, however, own more than 3% of the
securities of any one registered investment company or
invest more than 10% of its assets in the shares of other
registered investment companies. As a shareholder of an
investment company, the Fund will indirectly bear investment management fees and other fees and expenses of that
investment company, which are in addition to the management
and other fees the fund pays its own Advisor.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Money Market Instruments: Investment-grade, U.S.                       Market
dollar-denominated debt securities with remaining                      Credit
maturities of one year or less. These may include
short-term U.S. government obligations, commercial paper
and other short-term corporate obligations, repurchase
agreements collateralized with U.S. government securities,
certificates of deposit, bankers' acceptances, and other
financial institution obligations. These securities may
carry fixed or variable interest rates.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or                  Market
political subdivision to obtain funds for various public               Credit
purposes. Municipal securities include private activity Political
bonds and industrial development bonds, as well as general               Tax
obligation bonds, tax anticipation notes, bond anticipation          Regulatory
notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities
(single family revenue bonds). There are two general types of municipal bonds:
General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation ("COPs"); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district ("Mello-Roos") issues which are secured by taxes on specific real estate parcels; hospital revenue; and
industrial development bonds that are secured by the financial resources of a private company.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the              Market
simultaneous commitment to return the security to the                 Leverage
seller at an agreed upon price on an agreed upon date. This
is treated as a loan by the Fund.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Reverse Repurchase Agreements: The sale of a security and              Market
the simultaneous commitment to buy the security back at an            Leverage
agreed upon price on an agreed upon date. This is treated
as a borrowing by the Fund.
--------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Instrument                                                           Risk Type
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the           Liquidity
Securities Act of 1933, such as privately placed commercial            Market
paper and Rule 144A securities. Restricted securities may be either liquid or illiquid securities.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Tax-Exempt Commercial Paper: Commercial paper issued by                Credit
governments and political sub-divisions.                             Liquidity
                                                                          Market
                                                                             Tax
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in           Liquidity
exchange for a deposit of money.                                       Credit
                                                                          Market
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by                Market
agencies and instrumentalities of the U.S. government.                 Credit
Agency securities are issued or guaranteed by a federal             Pre-payment
agency or other government sponsored entity ("GSE") acting
under federal authority. Some GSE securities are supported
by the full faith and credit of the United States
government and some GSE securities are not.  GSE securities
backed by the full faith and credit of the United States
government include the Government National Mortgage
Association, Small Business Administration, Farm Credit
System Financial Assistance Corporation, Farmer's Home
Administration, Federal Financing Bank, General Services
Administration, Department of Housing and Urban
Development, Export-Import Bank, Overseas Private
Investment Corporation, and Washington Metropolitan Area
Transit Authority Bonds.

GSE securities not backed by the full faith and credit of the United States government but that receive support through federal subsidies, loans or other benefits include the Federal Home Loan Bank System, Federal Home Loan Mortgage
Corporation, Federal National Mortgage Association, Student Loan Marketing
Association, and Tennessee Valley Authority in support of such obligations.
Other GSE securities are not backed by the full faith and credit of the United
States government and have no explicit financial support including the Farm
Credit System, Financing Corporation, and Resolution Funding Corporation.
Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

The Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

U.S. Treasury Obligations: Bills, notes, bonds, separately traded registered interest and principal securities, and Market coupons under bank entry safekeeping.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with               Credit
interest rates that are reset daily, weekly, quarterly or            Liquidity
on some other schedule. Such instruments may be payable to             Market
the Fund on demand.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Instrument                                                           Risk Type
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: A purchase of,         Market
or contract to purchase, securities at a fixed price for              Leverage
delivery at a future date.                                           Liquidity
                                                                          Credit
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Zero-Coupon Securities: Zero-coupon securities are debt                Credit
obligations which are generally issued at a discount and               Market
payable in full at maturity, and which do not provide for           Zero Coupon
current payments of interest prior to maturity.                      Liquidity
                                                                     Pre-payment
                                                                       Extension
-------------------------------------------------------------------------------------

                              Glossary of Investment Risks
This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in the Fund profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as
S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread)
measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
Credit risk includes the possibility that a party to a transaction involving a
Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Extension Risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Interest Rate Risk. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Leverage Risk. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Liquidity Risk. Liquidity risk refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and a Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Prepayment Risk. Many types of fixed-income securities are subject to prepayment risk, including mortgage-backed securities. Prepayment risk occurs when the issuer of a security can repay principal prior to the security's maturity. This is more likely to occur when interest rates fall. The prepayment of principal can adversely affect the return of the Fund since it may have to reinvest the proceeds in securities that pay a lower interest rate.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Fund is available free upon request, including the following:

Annual and Semi-Annual Reports
The Semi-Annual Report includes unaudited information about the performance of the Fund, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year.

Statement of Additional Information
Provides more detailed information about the Fund and its policies including a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. A current Statement of Additional Information is on file with the SEC and is incorporated by reference into (considered a legal part
of) this Prospectus.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on the
Huntington Funds' website at www.huntingtonfunds.com.

HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The Huntington
National Bank, is the Advisor to the Fund.

EDGEWOOD DISTRIBUTION SERVICES, INC. is the Distributor and is not affiliated with
The Huntington National Bank.


For copies of Annual or Semi-Annual Reports, the Statement of Additional
Information, other information or for any other inquiries:

Call (800) 253-0412

Write
Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

Log on to the Internet
The Huntington Funds' website is at www.huntingtonfunds.com. The SEC's website,
www.sec.gov, contains text-only versions of the Huntington Funds documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington
DC to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at
publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public
Reference Section, 450 Fifth Street, NW, Washington, DC 20549-0102.

The Huntington Funds' Investment Company Act registration number is 811-5010.

Cusip 446327496
                Huntington Funds Shareholder Services: 1-800-253-0412
           Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

               o Not FDIC Insured o No Bank Guarantee o May Lose Value

1400075

LIQUID                                                             Offered through
GREEN                                                          Unified Fund Services
ACCOUNT                                                        Inc.
                                                               431 N. Pennsylvania
                                                               Street
                                                               Indianapolis, IN
                                                               46204-1806

Prospectus


May 1, 2006


Liquid Green Account utilizes Investment A Shares ("Shares") of the
Huntington Money Market Fund ("Fund").

THE SECURITIES AND EXCHANGE  COMMISSION  (SEC) HAS NOT APPROVED OR DISAPPROVED
THESE  SECURITIES  OR  DETERMINED  WHETHER  THIS  PROSPECTUS  IS  ACCURATE  OR
COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS UNLAWFUL.

-------------------------------------------------------------------------------

OTHER INFORMATION ABOUT THE FUND'S GOAL, STRATEGIES AND                        2

FINANCIAL HIGHLIGHTS           .............................................
---------------------------------------------------------------------

RISK/RETURN SUMMARY
The  following  is a summary of certain key  information  about the Fund.  You will  find  additional  information  about  the  Fund,  including  a  detailed description of the risks of an investment in the Fund, after this summary,  as well as in the Fund's Statement of Additional Information ("SAI").

Investment  Goal:  The Fund's  investment  goal is to maximize  current income
while  preserving  capital  and  maintaining   liquidity  by  investing  in  a
portfolio of high quality money market instruments.

Principal Investment Strategies:  Huntington Asset Advisors,  Inc. ("Advisor")
strives to  maintain a $1.00 net asset  value per share by  investing  in high quality, short-term money market instruments.

Principal Risks.  The principal risks of investing in the Fund are:

Interest  Rate  Risk.  Prices  of  fixed  income  securities  rise and fall in response  to  changes  in  the  interest  rate  paid  by  similar  securities.
Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risk.  Credit risk is the possibility  that an issuer will default on a security  by failing to pay  interest or  principal  when due. If an issuer in which the Fund invests defaults, the Fund will lose money.

Another important thing for you to note:
An investment in the Fund is not a deposit or an obligation of The  Huntington
National  Bank  ("Bank"),  its  affiliates  or any bank and is not  insured or
guaranteed  by  the  Federal  Deposit  Insurance   Corporation  or  any  other
government  agency.  Although  the Fund  seeks to  preserve  the value of your investment  at $1.00 per share,  it is possible to lose money by  investing in the Fund.

PERFORMANCE AND BAR CHART INFORMATION
The  following  performance  table  and bar  chart  illustrate  the  risks and volatility of an investment in the Fund's Shares.  Of course,  the Fund's past performance does not necessarily indicate how it will perform in the future.

PERFORMANCE TABLE
This table shows the average  annual total returns of the Fund's Shares before taxes for periods ended  12/31/05.  These  returns  reflect  applicable  sales charges (none).
---------------------------------------
  1 Year   5 Years  10 Years  Since
                              Inception*
---------------------------------------
---------------------------------------
  2.13%     1.33%     3.19%   3.46%
---------------------------------------

*Since May 1, 1991.

BAR CHART
This bar chart  shows  changes in the  performance  of the Fund's  Shares on a calendar year basis.

The graphic presentation displayed here consists of a bar chart representing the annual total return of the Investment A Shares of the Huntington Money
Market Fund as of the calendar year-ended December 31, 2005.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2005. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and is visually represented by height with the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the bottom of the respective bar, for the calendar years
1996 through 2005. The percentages noted are: 4.90%, 5.07%, 5.03%, 4.67%,
5.81%, 3.20%, 0.70%, 0.24%, 0.39% and 2.13%, respectively.

------------------------------------------------------------------------------
Best Quarter      Q4 2000           1.49%
------------------------------------------------------------------------------
Worst Quarter     Q4 2003           0.05%
For current 7-day yield information, call 1-800-408-4682.

----------------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND'S SHARES
----------------------------------------------------------------------------------------

The following tables describe the fees and expenses you would pay if you bought and held Fund Shares.
Shareholder Fees (fees paid directly from your investment)
None (other than applicable wire transfer fees)

   -------------------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES* (Expenses                     EXAMPLE
        that are deducted from Fund assets)
   -------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------
   Investment Advisory Fees......................    0.29%         1 Year  .....  $109
   -------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------
   Distribution (12b-1) Fees........................ 0.25%         3 Years......  $340
   -------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------
   Shareholder Service Fees......................    0.25%         5 Years........$590
   -------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------
   Other Expenses  ..................................0.28%        10 Years .    $1,306
   ------------------------------------------------  -----
   -------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------
   Total Annual Fund Operating         1.07%
   Expenses                   ....
   -------------------------------------------------------------------------------------

*Restated to reflect current fees.

The Example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual  funds.  It assumes that you invest
$10,000 in Fund  Shares for the time  periods  indicated  and then redeem your
Shares at the end of those  periods.  The Example  also assumes that each year your  investment  has a 5% return  and that the  Fund's  expenses  remain  the same.  Your actual costs and returns may be higher or lower.

----------------------------------------------------------------------------------------
OTHER INFORMATION ABOUT THE FUND'S GOAL, STRATEGIES AND RISKS
----------------------------------------------------------------------------------------

This section of the  Prospectus  provides a more complete  description  of the investment goal, principal strategies and risks of the Fund.
Please note:
Additional  descriptions of the Fund's strategies and investments,  as well as other  strategies and  investments  not described  below,  may be found in the
Fund's SAI.
o     The Fund's  investment  goal is fundamental and may be changed only by a vote of a majority of the Fund's outstanding  shares.  There is no guarantee that the Fund will achieve its investment goal.
o     Except as noted,  the Fund's  investment  strategies are not fundamental and thus can be changed without a shareholder vote.
Investment Goal and Strategies
The Fund's  investment  goal is to maximize  current  income while  preserving capital and maintaining  liquidity by investing in a portfolio of high quality money market instruments.
The  Advisor  strives  to  maintain  a $1.00  net  asset  value  per  share by investing in commercial  paper and U.S.  Government  agency  notes,  and other short-term money market  instruments  which may include  municipal  securities that are either  rated in the  highest  category  by a  nationally  recognized statistical  rating  organization  or unrated  and deemed to be of  comparable quality by the Advisor.  Such instruments include U.S. government,  agency and corporate debt  obligations,  certificates of deposit,  bankers'  acceptances, and repurchase  agreements.  They may have fixed or variable  interest  rates.
In managing the  portfolio,  the Advisor  determines an  appropriate  maturity range for the Fund  (currently  between  25 and 60 days)  and each  individual security held and endeavors to diversify the portfolio across market sectors.
The Advisor  employs a top-down  analysis of  economic  and market  factors to select  Fund  investments.  In  addition,  the  Advisor  analyzes  cash flows, maturities,  settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.
The Fund  intends  to invest in the  securities  of U.S.  government-sponsored entities  ("GSEs").  Some GSE  securities  are  backed  by the full  faith and credit of the United States  government  and some GSE  securities are not. GSE securities  not  backed by the full  faith and  credit of the U.S.  government include  those  issued by the  Federal  Home Loan  Mortgage  Corporation,  the
Federal National Mortgage Association,  and the Federal Home Loan Bank System.
These entities are,  however,  supported through federal  subsidies,  loans or other  benefits.  GSE  securities  that are  supported  by the full  faith and credit of the U.S.  government include those issued by the Government National
Mortgage Association.  Finally, the Fund may invest in GSE securities that are not backed by the full faith and credit of the United  States  government  and have no explicit  financial  support.  Such securities include those issued by the Farm Credit System and the Financing Corporation.
As a general  matter,  the Fund  complies  with SEC money  market  rules  that
impose  strict   requirements   on  the  investment   quality,   maturity  and
diversification of the Fund's holdings.
Risk Considerations
The specific risks of investing in the Fund are:
Interest  Rate  Risk.  Prices  of  fixed  income  securities  rise and fall in response  to  changes  in  the  interest  rate  paid  by  similar  securities.
Generally,  when interest rates rise,  prices of fixed income securities fall.
However,  market  factors,  such as the demand  for  particular  fixed  income securities,  may cause the price of certain  fixed income  securities  to fall while the prices of other securities rise or remain unchanged.
Interest  rate  changes  have a greater  effect  on the price of fixed  income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.
Call  Risk.  Call risk is the  possibility  that an issuer  may redeem a fixed income  security  before maturity (a call) at a price below its current market price.  An  increase  in the  likelihood  of a call may reduce the  security's price.

If a fixed  income  security  is  called,  a Fund  may  have to  reinvest  the proceeds in other fixed income  securities with lower interest  rates,  higher credit risks, or other less favorable characteristics.

Credit Risk.  Credit risk is the possibility  that an issuer will default on a security  by failing  to pay  interest  or  principal  when due.  If an issuer defaults, a Fund will lose money.

Many fixed income  securities  receive  credit  ratings from  services such as
Standard &  Poor's and Moody's  Investors  Service.  These services assign ratings to  securities by assessing the  likelihood of issuer  default.  Lower credit  ratings  correspond  to higher  credit  risk.  If a  security  has not received  a rating,  a Fund  must  rely  entirely  upon the  Advisor's  credit assessment.

Fixed  income  securities  generally  compensate  for  greater  credit risk by paying  interest  at a higher  rate.  The  difference  between  the yield of a security and the yield of a U.S. Treasury security with a comparable  maturity
(the  spread)  measures the  additional  interest  paid for risk.  Spreads may increase  generally in response to adverse  economic or market  conditions.  A security's  spread may also increase if the security's  rating is lowered,  or the security is perceived  to have an  increased  credit risk.  An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility  that a party to a transaction  involving a Fund will fail to meet its obligations.  This could cause a Fund to lose the benefit  of the  transaction  or prevent a Fund from  selling or buying  other securities to implement its investment strategy.

Liquidity Risk.  Liquidity risk refers to the possibility  that a Fund may not be able to sell a security or close out a  derivative  contract  when it wants
to. If this happens,  a Fund will be required to continue to hold the security or keep the  position  open,  and a Fund could incur  losses.  OTC  derivative
contracts   generally  carry  greater  liquidity  risk  than   exchange-traded
contracts.

Market Risk.  The risk that a security's  market value may decline,  sometimes rapidly  and  unpredictably.  These  fluctuations  may cause a security  to be worth less than the price the  investor  originally  paid for it, or less than it was worth at an  earlier  time.  Market  risk may  affect a single  issuer, industrial  sector or the  market  as a whole.  For  fixed-income  securities, market  risk is  largely  influenced  by  changes in  interest  rates.  Rising interest rates typically  cause the value of bonds to decrease,  while falling rates typically cause the value of bonds to increase.

Prepayment  Risk.  Unlike  traditional  fixed income  securities,  which pay a fixed rate of interest  until maturity  (when the entire  principal  amount is due)  payments on mortgage  backed  securities  include  both  interest  and a partial  payment of principal.  Partial  payment of principal may be comprised of  scheduled  principal  payments as well as  unscheduled  payments  from the voluntary  prepayment , refinancing,  or foreclosure of the underlying  loans.
These  unscheduled  prepayments  of principal  create risks that can adversely affect a Fund holding mortgage backed securities.

For  example,  when  interest  rates  decline,  the values of mortgage  backed securities generally rise. However,  when interest rates decline,  unscheduled prepayments  can be  expected to  accelerate,  and a Fund would be required to reinvest  the proceeds of the  prepayments  at the lower  interest  rates then
available.   Unscheduled  prepayments  would  also  limit  the  potential  for capital appreciation on mortgage backed securities.

Conversely,   when  interest  rates  rise,  the  values  of  mortgage   backed
securities  generally fall.  Since rising  interest rates typically  result in decreased  prepayments,  this could  lengthen  the  average  lives of mortgage backed  securities,  and cause  their value to decline  more than  traditional fixed income securities.

Generally,  mortgage  backed  securities  compensate  for the  increased  risk
associated  with   prepayments  by  paying  a  higher  yield.  The  additional interest  paid for risk is measured by the  difference  between the yield of a mortgage  backed  security and the yield of a U.S.  Treasury  security  with a comparable  maturity  (the  spread).  An increase in the spread will cause the price of the mortgage backed security to decline.  Spreads generally  increase in  response  to  adverse  economic  or market  conditions.  Spreads  may also increase if the security is perceived to have an increased  prepayment risk or is perceived to have less market demand.

----------------------------------------------------------------------------------------
ADVISOR
----------------------------------------------------------------------------------------

The Board of Trustees  ("Trustees")  of The  Huntington  Funds  ("Trust")  are
responsible for generally  overseeing the conduct of the Fund's business.  The
Advisor's address is Huntington Center, 41 South High Street,  Columbus,  Ohio
43215,   and  (together  with  its  predecessor)  has  served  as  the  Fund's investment  advisor  since the Fund's  inception.  The Advisor is a subsidiary of the Bank. As of December 31, 2005, the Advisor had assets under  management of $3.5 billion.
Subject to the supervision of the Trustees of the Trust,  the Advisor provides a continuous  investment program for the Fund,  including  investment research and  management  with respect to all  securities,  instruments,  cash and cash equivalents in the Fund.  Through its portfolio  management  team, the Advisor makes  the  day-to-day  investment  decisions  and  continuously  reviews  and administers the investment programs of the Fund.
During the fiscal year ended  December  31,  2005,  the Trust paid the Advisor management  fees in the  amount  of 0.30%  up to $500  million  of the  Fund's average daily net assets ("ADNA");  0.25% on $500 million to $1 billion of the
Fund's ADNA; and 0.20% in excess of $1 billion of the Fund's ADNA.

The Bank is also  responsible  for providing  administration,  accounting  and custodian  services to the Fund. The Bank is entitled to receive a maximum fee of .135% of the Fund's  ADNA for  administrative  services,  a maximum  fee of
..0425%  of  the  Fund's  ADNA  for  financial   administration  and  portfolio
accounting  services  (subject to a minimum annual fee of $9,000 for new share classes  added on or after  December 1,  2001),  and a maximum fee of .026% of the Fund's ADNA for custody  services.  The  Advisor  and its  affiliates  may receive  up to  0.25%  of the  ADNA of the  Fund's  Investment  A  Shares  for
shareholder and  administrative  services;  and up to 0.25% of the ADNA of the
Fund's Investment A Shares for  distribution-related  services provided to the
Fund.  The  Advisor  and its  affiliates  may pay out of their own  reasonable
resources  and  profits  fees  or  other  expenses  for   shareholder   and/or
recordkeeping services and/or marketing support.


----------------------------------------------------------------------------------------
PURCHASES AND REDEMPTIONS
----------------------------------------------------------------------------------------

                              Pricing of Shares
The price at which the Fund will  offer or redeem  its Shares is the net asset value  ("NAV")  determined  after the order is considered  received.  The Fund attempts  to  stabilize  its NAV per Share at $1.00 by valuing  its  portfolio securities using the amortized cost method.  These valuation  methods are more fully described in the Fund's SAI.
The Fund  calculates its NAV per Share twice a day, at 1:00 p.m.  Eastern Time and as of the  close  of  regular  trading  on the  New  York  Stock  Exchange
("Exchange")  (normally,  4:00  p.m.  Eastern  Time),  on each  day  that  the
Exchange is open.
In addition,  the Fund reserves the right to allow the purchase and redemption of  Shares  on  any  other  day on  which  regular  trading  in  money  market instruments  is taking  place.  On any day that the bond markets  close early, such as days in  advance of  holidays  or in the event of any  emergency,  the
Fund  reserves  the right to advance the time NAV is  determined  and by which purchase  and  redemption  orders must be received on that day, to the time of such closing.
                              Purchasing Shares
You may  purchase  Shares  of the Fund on any  business  day when the  Federal
Reserve Bank, the Exchange and the principal  bond markets (as  recommended by the Bond Market  Association)  are open,  and as discussed  under  "Pricing of
Shares," above.  In connection with the sale of the Fund's Shares,  the Fund's
Distributor  may from time to time offer certain items of nominal value to any shareholder.

How to Buy Shares
1.    Minimum investment requirements:
o     $1,000 for initial investments outside the Systematic Investment
   Program ("SIP")
o     $500 for initial investments through an IRA Account
o     $50 for initial investments through the SIP
o     $50 for subsequent investments (including IRA Accounts)
These   minimum   investment   requirements   may  be  waived  under   certain
circumstances  for  certain   investors,   including,   but  not  limited  to,
investments in connection with cash sweep arrangements and for IRA Accounts.
2.    Call
o     Unified Fund Services, Inc. ("Unified") at
   (800) 408-4682
o     Your Investment Professional

3.    Make Payment
o     By check payable to "Liquid Green Account" and send directly to:

      Liquid Green Account
      c/o Unified Fund Services
      P.O. Box 6110
      Indianapolis, IN  46206-6110

      Note:  Checks  must be made  payable  to  Liquid  Green  Account.  Third party checks will not be accepted.

   (The Fund will  treat  your  order as having  been  received  once the Fund receives your check).

          OR

o     By Federal funds wire to:

   Huntington National Bank, N.A.
   ABA #044000024
   Liquid Green Account
   Account #01892240239
   Further Credit:  Shareholder name and account number
   (The Fund will treat your order as having been  received  immediately  upon receipt by its transfer agent).

   OR

o     By check or  Federal  funds  wire,  through  Unified  or your  financial institution

o     Through the SIP
   (Once you become a participant  in the SIP, your  investments  will be made automatically at your requested intervals.)
Other methods of acceptable payment are discussed in the SAI.
Call  Unified at (800)  408-4682 if you have any  questions  about  purchasing
Shares.
Systematic Investment Program ("SIP")
You may  invest  on a  regular  basis  in Fund  Shares  through  the  SIP.  To participate,  you must open an  account  with the Fund by  calling  Unified at
(800) 408-4682,  request and complete an application,  and invest at least $50 at  periodic  intervals.  This  Program  may  not  be  available  to  accounts established  through certain financial  institutions,  and minimum  investment requirements may differ.
Please contact Unified for more details.
Once you have signed up for SIP, the Fund will  automatically  withdraw  money
from  your  bank   account  and  invest  it  in  Shares  of  the  Fund.   Your
participation  in SIP may be canceled if you do not maintain  sufficient funds in your bank account to pay for your investment.

Other Information
With regard to investments  in the Fund,  you will begin earning  dividends on the day your order is received if Unified  receives  payment in federal  funds before  1:00  p.m.  (Eastern  Time).  Investments  in the Fund  made by check, automated  clearing  house  ("ACH") or SIP are  considered  received  when the payment is  converted  to federal  funds  (normally  the next  business  day).
Orders placed through an intermediary  must be received and transmitted to the
Fund before the  applicable  cut-off  time in order for Shares to be purchased
that  day.  It  is  the  intermediary's   responsibility  to  transmit  orders
promptly;  however,  you should allow  sufficient time for orderly  processing and transmission.

The Fund  reserves  the right to suspend the sale of Fund  Shares  temporarily and the right to refuse any order to purchase Fund Shares.

If the Fund  receives  insufficient  payment for a purchase,  or the Fund does not receive  payment  within three (3) business  days,  or your check  doesn't clear,  the Fund  will  cancel  the  purchase  and may  charge  you a fee.  In addition,  you will be liable for any losses or fees  incurred  by the Fund or it transfer agent.
                               Redeeming Shares
You may redeem Fund Shares on any business day when the Federal  Reserve Bank, the Exchange and the principal bond markets are open,  and as discussed  under
"Pricing of Shares," above.

How to Redeem Shares
1.    Call  (To  redeem  Shares  by  phone,   you  must  have   completed  the
   appropriate section on your account application).
o     Unified at (800) 408-4682
o     Your Investment Professional
   OR
   Write
   Liquid Green Account
   c/o Unified Fund Services, Inc.
   P.O. Box 6110
   Indianapolis, IN  46206-6110

   OR
   Write a Check
   In an amount of at least  $250  from your Fund  account  (You may not use a check to close an account).

   You may write  checks  payable  to any payee in any amount of $250 or more.
   You may present up to three  checks per month for  payment  free of charge.
   Additional  checks  will  result  in a charge  of $0.30  per  check.  Daily dividends  will  continue  to accrue on the Shares  redeemed by check until the day the check is presented for payment.

2.    Provide the required information
o     The name of the Fund (Liquid Green Account)
o     Specify the Share class (Investment A)
o     Your account number
o     The name and address on your account
o     Your bank's wire transfer information (for wire transfers)
o     The dollar amount or number of Shares you wish to redeem
o     Your signature (for written requests)
If you request a redemption  of over  $50,000,  request any  redemption  to be sent to an address  other than the address on record with the Fund or Transfer
Agent,  or request any redemption to be paid to a person or persons other than the  shareholder(s)  of  record,  you  will  need a New  Technology  Medallion
Signature Guarantee in order to redeem.
In order to redeem  Shares on a  particular  day,  the Fund must  receive your request  before 1:00 p.m.  (Eastern  Time).  Proceeds  from the  redemption of
Shares purchased by check,  ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.
For Fund  shareholders  who request  redemptions  prior to 1:00 p.m.  (Eastern
Time),  usually the proceeds  will be wired on the same day or a check will be mailed on the following  business day if the request is received by Unified by
1:00  p.m.   (Eastern  Time).   Shareholders   will  not  receive  that  day's
dividend.  For Fund  shareholders  who request  redemptions  after the cut-off time  mentioned  above,  usually  proceeds  will be wired  or a check  will be mailed  the  following  business  day after NAV is next  determined.  However, shareholders  will receive the previous day's  dividend.  Redemption  requests made through financial  institutions must be promptly submitted to the Fund in order to be  processed  by the  Fund's  deadlines.  Proceeds  are  wired to an account  previously  designated in writing by the  shareholder at any domestic commercial bank which is a member of the Federal  Reserve System.  Proceeds to be paid by  check  are  sent to the  shareholder's  address  of  record.  Your financial institution may offer additional  arrangements for payments.  Please contact it for more details.
Systematic Withdrawal Program
You may choose to receive  periodic  payments from  redemptions of Fund Shares through the  Systematic  Withdrawal  Program.  Once you have signed up for the
Program by calling  Unified or the Fund,  the Fund will  automatically  redeem
Shares from your  account  and  electronically  send the  proceeds to the bank
account  you   specify.   This  Program  may  not  be  available  to  accounts
established through certain financial  institutions,  and minimum requirements may differ.  Please contact Unified for more details.
Redeeming Accounts with Balances Under $1,000
Due to the  high  cost of  maintaining  accounts  with low  balances,  if your account  balance  falls  below  $1,000  ($500  in the  case of IRA  Accounts),
Unified or the Fund may choose to redeem  those  Shares and close that account without  your  consent.  The Fund  will not close  any  account  which is held through a retirement  plan or any account  whose value falls below $1,000 as a result of  changes in the  Fund's  NAV.  If Unified or the Fund plans to close your  account,  it will notify you and provide you with 30 days to add to your account balance.  Unified may establish  different  requirements,  such as for cash sweep arrangements.  Please contact Unified for more details.
Other Information
To the extent  permitted by federal  securities  laws,  the Trust reserves the
right  to  suspend   the   redemption   of  Fund  Shares   temporarily   under
extraordinary  market  conditions  such as market  closures or  suspension  of trading by the SEC. The Fund also  reserves the right to postpone  payment for more than seven  days where  payment  for  Shares to be  redeemed  has not yet cleared.
The Fund may  terminate or modify the methods of  redemption  at any time.  In such case, you will be promptly notified.
Telephone Transactions
You may redeem Shares by simply calling Unified at (800) 408-4682.

If you call before 1:00 p.m.  (Eastern Time) your  redemption will be wired to you the same day.  You will not receive that day's dividend.

If you call after 1:00 p.m.  (Eastern Time),  your redemption will be wired to you the following business day.  You will receive that day's dividend.

Unified  may  record  your  telephone  instructions.  If it  does  not  follow reasonable  procedures,  it may be liable for losses  due to  unauthorized  or fraudulent telephone instructions.
Checkwriting
You may request  checks from Unified to redeem your Fund Shares.  Your account will  continue to receive  the daily  dividend  declared  on the Shares  being redeemed until the check is presented for payment.

Frequent Trading Policies
Given the  short-term  nature  of the  Fund's  investments  and its use of the amortized cost method for  calculating  the NAV of Fund Shares,  the Fund does not anticipate that, in the normal case,  frequent or short-term  trading into and out of the Fund will have  significant  adverse  consequences for the Fund and its  shareholders.  For this reason and because the Fund is intended to be used as liquid  short-term  investments,  the Funds' policies or procedures to discourage  frequent or short-term  trading do not apply to the Fund's Shares.
However,  the Fund may limit or  terminate  the  availability  of purchases or exchanges to a  shareholder  and may bar the  shareholder  from  purchasing or exchanging  shares of the Fund and other Huntington  non-money market funds if the Fund's  management  or Advisor  determines  from the amount,  frequency or pattern of purchases and  redemptions  or exchanges  that the  shareholder  is engaged  in  excessive  trading  that  is  or  could  be  detrimental  to  the
Huntington non-money market funds and their shareholders.
Portfolio Holdings Information
You can  access  summary  portfolio  composition  information  concerning  the
Fund's  portfolio  holdings in the "Fund Fact  Sheets"  option under the "Fund
Shareholders"  or  "Prospective  Investors"  pages  of  the  Huntington  Funds
website     at      www.huntingtonfunds.com      or     go     directly     to
http://www.huntingtonfunds.com/misc/factsheets.asp.    This   information   is
prepared  as  of  the  end  of  each   quarter,   is  posted  on  the  website
approximately  30 days after the end of the quarter,  and remains  there until
replaced  by  the  information  for  the  succeeding   quarter.   The  summary
portfolio   composition   information  may  include  the  following  types  of
information,  but is subject to change:  identification  of the Fund's top ten holdings,  and  percentage  breakdowns  of the  portfolio  holdings by sector, credit quality, and/or country, as applicable.

In  addition,  the  Fund's  annual and  semiannual  reports  contain  complete listings of the Fund's  portfolio  holdings as of the end of the Fund's second
and    fourth    fiscal    quarters.     You    may    request    copies    at
http://www.huntingtonfunds.com/quick/request.asp       or      by      calling
1-800-253-0412.  The Fund also  prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund's  first and third  fiscal  quarters.  Each of these  fiscal  quarter  reports  contains  complete  listings of the Fund's portfolio  holdings and is filed with the SEC within 60 days of the end of the reporting  period at the SEC's  website at  www.sec.gov,  or you may request a
copy  by  calling   The   Huntington   Funds  at  its   toll-free   number  of
1-800-253-0412.

----------------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------------------------------------------------------------

Dividends and Distributions
The  Fund  declares  dividends  on  investment  income  daily  and  pays  them monthly.  Any  distributions of net capital gains would be made annually.  See
"Purchasing  Shares - Other  Information"  above for when you are  entitled to start receiving  dividends,  and "Redeeming Shares - How to Redeem Shares" for
when you will no longer be entitled to receive  dividends.  All  dividends and distributions  payable  to a  holder  of Fund  Shares  will  be  automatically reinvested  in  additional  Fund  Shares,  unless  the  shareholder  elects to receive cash payments.


Taxes
The Fund intends to distribute  substantially all of its net investment income
(including  any net  realized  capital  gains)  to its  shareholders  at least annually.  Unless  otherwise  exempt or as discussed  below,  shareholders are required to pay federal  income tax on any dividends and other  distributions,
including  capital  gains   distributions   received.   This  applies  whether
dividends  and  other  distributions  are  received  in cash or as  additional shares. If there are any distributions  representing  long-term capital gains, they will be taxable to shareholders as long-term  capital gains no matter how long a shareholder has held the Shares.

Consult your tax adviser about the federal,  state and local tax  consequences in your particular circumstances.

----------------------------------------------------------------------------------------
DISTRIBUTION ARRANGEMENTS
----------------------------------------------------------------------------------------

Edgewood  Distribution  Services,  Inc.  (Distributor),  whose address is 5800
Corporate Drive, Pittsburgh,  PA 15237, serves as the Distributor of the Funds offered by this  Prospectus.  The  Distributor  is a  subsidiary  of Federated
Investors, Inc.
From time to time, the Distributor  may pay out of its reasonable  profits and other resources  (including  those of its affiliates)  advertising,  marketing and other expenses for the benefit of the Fund.
The Trust has adopted a Distribution Plan under Rule
12b-1 that  allows it to pay fees to  financial  intermediaries  (which may be paid through the  Distributor)  for the sale and  distribution  of its shares.
These fees may be paid to the Distributor,  the Adviser and their  affiliates.
The  maximum  12b-1 fee is 0.25% of the  Fund's  Investment  A Shares  average daily net  assets.  The Fund may waive or reduce  the  maximum  amount of Rule
12b-1 fees it pays from time to time in its sole  discretion.  In addition,  a financial  intermediary  (including  the  Distributor,  the  Advisor  or their affiliates)  may  voluntarily  waive or reduce  any fees to which  they may be entitled.  Because these Shares pay marketing fees on an ongoing  basis,  your investment  cost may be higher  over time than  other  shares  with  different sales charges and marketing fees.

Shareholder Services
The  Trust  has  entered  into  an  Administrative   Services  Agreement  with
Huntington  Bank  pursuant  to which  Huntington  Bank  will  perform  certain shareholder support services with respect to the Fund.

In consideration for such services,  Huntington is paid a fee by the Fund at a maximum  annual rate of up to 0.25% of the Fund's  Investment A Shares average daily  NAV.  However,  some or all of this  fee  may be  paid to  Unified  for shareholder services it provides to its Liquid Green Account customers.

Additional Payments to Financial Intermediaries
The  Distributor,  the Advisor and their  affiliates  may pay out of their own resources  amounts  (including  items of material value) to certain  financial intermediaries  that  support  the sale of Shares or provide  services to Fund shareholders.  The amounts of these  payments  could be  significant,  and may create an  incentive  for the  financial  intermediaries  or its  employees or associated  persons  to  recommend  or sell  Shares of the Fund to you.  These payments are not  reflected  in the fees and expenses  listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

These  payments are  negotiated and may be based on such factors as the number or value of Shares  that the  financial  intermediary  sells or may sell;  the value of  client  assets  invested;  or the type and  nature  of  services  or support  furnished by the  financial  intermediary.  These  payments may be in addition to payments  made by the Fund to the financial  intermediary  under a
Rule 12b-1 Plan  and/or  shareholder  service  fees  arrangement.  You can ask your financial  intermediary  for  information  about any payments it receives from the  Distributor,  the  Advisor,  their  affiliates,  or the Fund and any services the  financial  intermediary  provides.  The SAI contains  additional information on the types of additional payments that may be paid.

----------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------

The  financial   highlights  table  that  follows  is  intended  to  help  you understand  the Fund's  financial  performance  for the past five fiscal years ended  December  31.  Certain  information  reflects  financial  results for a single Fund Share.  The total returns in the table  represent the rate that an investor  would have  earned or lost on an  investment  in the Fund  (assuming reinvestment of all dividends and distributions).

This  information  has been  derived  from the  Fund's  financial  statements, which,  for the years ended  December  31, 2005 and 2004,  has been audited by
Ernst & Young LLP,  independent  registered  public accounting firm, whose report, along with the Fund's financial statements,  is included in the Fund's
Annual Report,  which is available upon request.  The information for years or periods  ended on or before  December  31,  2003 has been  audited  by another independent registered public accounting firm.

                                                            Investment A Shares

(For a Share outstanding
throughout each period)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
                                                           Year Ended December 31
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                 2005       2004        2003        2002          2001
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of    $1.00      $1.00       $1.00       $1.00        $1.00
                                 -----      -----       -----       -----        -----
Period
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net investment income            0.02       --(b)        --(b)        0.01          0.03
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Distributions to shareholders   (0.02)      --(b)        --(b)       (0.01)        (0.03)
                                ------      -----        -----       ------        ------
   from net investment income
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $1.00      $1.00       $1.00       $1.00        $1.00
                                 =====      =====       =====       =====        =====
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total Return (a)                 2.13%      0.39%       0.24%       0.70%       3.20%(c)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net expenses                     1.06%      0.95%       0.91%       1.06%        0.96%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net investment income            2.11%      0.38%       0.24%       0.70%        3.13%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Expense waiver                   0.01%      0.13%       0.17%       0.00%        0.05%
reduction/reimbursement (d)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net assets, end of period (in  $219,767   $217,570    $244,477    $292,379      $430,582
thousands)
--------------------------------------------------------------------------------------------

(a)   Based on net asset value.
(b)   Amount is less than $0.01.
(c)   Payments by affiliates  had no impact on total return for the year ended December 31, 2001.
(d)   This voluntary  expense  decrease is reflected in both the expense and net investment income ratios.

More information about the Fund is available free upon request,  including the following:

Annual and Semi-Annual Reports
The Semi-Annual  Report includes  unaudited  information about the performance of the Fund,  portfolio holdings and other financial  information.  The Annual
Report  includes  similar  audited  information  as well as  discussion of the market  conditions and investment  strategies  that  significantly  affected a
Fund's performance during the last fiscal year.

Statement of Additional Information
Provides more detailed  information about the Fund and its policies  including a  description  of the Fund's  policies  and  procedures  with  respect to the disclosure  of its  portfolio  securities.  A current  SAI is on file with the
Securities  and Exchange  Commission  and is  incorporated  by reference  into
(considered a legal part of) this Prospectus.

These  documents  and  additional   information   about  the  Fund  (including
portfolio  holdings,  performance  and  distributions)  are  available  on the
Huntington Funds' website at www.huntingtonfunds.com.

For  copies  of  Annual  or  Semi-Annual   Reports,  the  SAI,  current  yield
information for the Fund, other information or for any other inquiries:

Call (800) 408-4682

Write
Liquid Green Account
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN 46206-6110

Log on to the Internet
The SEC's website,  www.sec.gov,  contains  text-only  versions of the Trust's and Fund's documents.

Contact the SEC
Call  (202)  942-8090  about  visiting  the  SEC's  Public  Reference  Room in
Washington D.C. to review and copy  information  about the Fund (including the
SAI).   Alternatively,   you  may  send  your  request  to  the  SEC,  with  a
duplicating  fee,  by  e-mail  at  publicinfo@sec.gov  or by mail to the SEC's
Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Edgewood Distribution Services,  Inc. is the Distributor and is not affiliated with the Advisor or Unified.

The Fund's Investment Company Act registration number is 811-5010

Cusip 446327108
G27718-01 (5/06)


---------------------------------------------------------------------------------------

Notice of Privacy Policy and Practices (Not part of the Prospectus.)
The Huntington Funds recognize and respect the privacy concerns and expectations of our customers(1). We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

The Huntington Funds collect and use your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:
o Account applications and other forms -- which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;
o Account history -- including information about the transactions and balances in a customer's account(s); and
o Correspondence -- written, telephonic or through the Huntington Funds website --
between a customer and the Huntington Funds or service providers to the Huntington
Funds.

We may disclose all of the information described above to affiliated parties and to certain third parties who are not affiliated with the Huntington Funds under one or more of these circumstances:
o As authorized -- if you request or authorize the disclosure of the information.
o As permitted by law -- for example, sharing information with companies who maintain or service customer accounts for the Huntington Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.
o Under marketing agreements -- we may also share information with companies that perform marketing services on our behalf.

We maintain, and require all the Huntington Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about, our customers. We rely on the Huntington Funds transfer agent in accordance with its policies and procedures, to appropriately dispose of our customers' nonpublic personal information and to protect against its unauthorized access or use when we are no longer required to maintain this information. When information about the
Huntington Funds' customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Huntington Funds.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents.

1 For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to the Huntington Funds, but do not invest in the Huntington Funds' shares.

                                   HUNTINGTON FUNDS

                        HUNTINGTON FLORIDA TAX-FREE MONEY FUND
                             HUNTINGTON MONEY MARKET FUND
                     HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
                      HUNTINGTON U.S. TREASURY MONEY MARKET FUND
                           HUNTINGTON DIVIDEND CAPTURE FUND
                                HUNTINGTON GROWTH FUND
                            HUNTINGTON INCOME EQUITY FUND
                         HUNTINGTON INTERNATIONAL EQUITY FUND
                              HUNTINGTON MACRO 100 FUND
                           HUNTINGTON MID CORP AMERICA FUND
                             HUNTINGTON NEW ECONOMY FUND
                           HUNTINGTON ROTATING MARKETS FUND
                           HUNTINGTON SITUS SMALL CAP FUND
                       HUNTINGTON FIXED INCOME SECURITIES FUND
                    HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
                          HUNTINGTON MICHIGAN TAX-FREE FUND
                         HUNTINGTON MORTGAGE SECURITIES FUND
                            HUNTINGTON OHIO TAX-FREE FUND
              HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

                                 INVESTMENT A SHARES
                                 INVESTMENT B SHARES
                                     TRUST SHARES
                                   INTERFUND SHARES

                         STATEMENT OF ADDITIONAL INFORMATION


This Statement of Additional  Information  (SAI) contains  information which may be of interest to investors  in The  Huntington  Funds  (Trust) but which is not included in the  applicable  Prospectuses  for  Investment A Shares,  Investment  B Shares,  Trust
Shares, or Interfund  Shares.  This SAI is not a prospectus and is only authorized for distribution  when accompanied or preceded by the Prospectuses  dated May 1, 2006, for
Investment A Shares,  Investment B Shares,  Trust Shares,  and Interfund Shares.  This
SAI should be read together with the  applicable  Prospectuses.  The SAI  incorporates by reference  the Funds'  Annual  Report for the fiscal year ended  December 31, 2005.
Investors  may obtain a free copy of a  Prospectus  or Annual  Report by  writing  the
Funds at, Huntington Funds, P.O. Box 6110,  Indianapolis,  IN 46206, or by telephoning toll free  800-253-0412.  These  documents are also available on the Funds' website at
www.huntingtonfunds.com.  Capitalized  terms  used  but not  defined  in this SAI have the same meanings as set forth in the Prospectuses.

                                     MAY 1, 2006

   American Depositary Receipts (ADRs), European Depositary Receipts (EDRs),
   Continental Depositary Receipts (CDRs) and Global Depositary Receipts (GDRs)
   12

   Special Risk Factors Applicable to the Ohio Municipal Money Market Fund and the

                                     DEFINITIONS
For convenience, we will use the following terms throughout this SAI.

"Advisor"            -- Huntington  Asset  Advisors,   Inc.,  the  Trust's  investment
                        advisor.

"Distributor"        -- Edgewood Services, Inc., the Trust's distributor.

"Equity Funds"       -- Dividend  Capture  Fund,  Growth  Fund,  Income  Equity  Fund,
                        International  Equity Fund,  Macro 100 Fund,  Mid Corp America
                        Fund,  New  Economy  Fund,  Rotating  Markets  Fund and  Situs
                        Small Cap Fund.

"Federated"          -- Federated Services Company, the Trust's sub-administrator.

"Funds"              -- Each of the separate investment portfolios of the Trust.

"Huntington Bank"    -- The  Huntington   National  Bank,  the   administrator,   fund
                        accountant and custodian of the Funds.

"Income Funds"       -- Fixed Income Securities Fund, Intermediate Government Income
                        Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Ohio
                        Tax-Free Fund and Short/Intermediate Fixed Income Securities
                        Fund.

"Independent Trustees"  --    Trustees  who  are  not  "interested   persons"  of  the
                        Trust, as defined in the 1940 Act.

"Money Market Funds" -- Florida   Tax-Free  Money  Fund,   Money  Market  Fund,   Ohio
                        Municipal  Money  Market Fund and U.S.  Treasury  Money Market
                        Fund.

"1940 Act"           -- The Investment Company Act of 1940, as amended.

"NRSRO"              -- Nationally  Recognized  Statistical Ratings  Organization such as  Moody's  Investor  Service  (Moody's)  or  Standard  &
                        Poor's (S&P).

"Prospectus"         -- Each of the separate Prospectuses of the Funds.

"Single State Funds" -- Florida  Tax-Free  Money Fund,  Ohio  Municipal  Money  Market
                        Fund, Ohio Tax-Free Fund and Michigan Tax-Free Fund.

"Sub-Advisor"        -- Laffer  Investments,  Inc.,  the Macro 100  Fund's  investment advisor.

"Tax-Exempt Funds"   -- Florida  Tax-Free  Money Fund,  Ohio  Municipal  Money  Market
                        Fund, Ohio Tax-Free Fund and Michigan Tax-Free Fund.

                             HOW ARE THE FUNDS ORGANIZED?
Each Fund  covered by this SAI is a  diversified  portfolio  of the Trust,  except for the Tax-Exempt Funds which are  non-diversified  portfolios of the Trust. The Trust is an open-end,  management  investment  company that was  established  under the laws of the  Commonwealth  of  Massachusetts  on  February  10,  1987.  The  Trust  may  offer
separate  series  of  Shares   representing   interests  in  separate   portfolios  of
securities.  Effective May 1, 2003,  the  Huntington  Rotating  Index Fund changed its name to the  Huntington  Rotating  Markets  Fund in  connection  with  changes  to its investment  objective and policies,  as described in its proxy  statement and acted on at a special  shareholder  meeting held on April 17, 2003.  The changes allow the Fund to rotate  investments  among stocks  comprising  equity market  segments  rather than indices.  The Board of Trustees  (Trustees) has established  four classes of Shares of the Funds.  All of the Funds offer  Investment A Shares and Trust  Shares.  All of the
Income Funds,  the Equity Funds (except  Rotating  Markets Fund), and the Money Market
Fund offer Investment B Shares.  Only the Money Market Fund offers  Interfund  Shares.
This SAI relates to all classes of Shares.


                         SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal.
Following is a table that indicates which types of securities are a:

      P = Principal investment of a Fund;
      A = Acceptable (but not principal) investment of a Fund; or
      N = Not an acceptable investment of a Fund.

----------------------------------------------------------------------------------------------
MONEY MARKET FUNDS                     Florida      Money Market      Ohio          U.S.
                                   Tax-Free Money       Fund        Municipal     Treasury
                                        Fund                      Money Market  Money Market
                                                                      Fund          Fund
----------------------------------------------------------------------------------------------
Fixed Income Securities
----------------------------------------------------------------------------------------------
-----------------------------------                                             --------------
  Treasury Receipts                       N              N              N             N
------------------------------------------------------------------              --------------
-----------------------------------                               ----------------------------
  U.S. Treasury Obligations               A              A              A             P
------------------------------------------------------------------              --------------
-----------------------------------                               ----------------------------
  U.S. Government Agency                  A              P              A             A
Securities
------------------------------------------------------------------              --------------
----------------------------------------------------------------------------------------------
  Bonds                                   A              A              A             A
-----------------------------------                               ----------------------------
----------------------------------------------------------------------------------------------
  Certificates of Deposit                 A              A              A             N
-----------------------------------                               ----------------------------
----------------------------------------------------------------------------------------------
  Corporate Debt Securities               A              A              A             N
-----------------------------------                               ----------------------------
----------------------------------------------------------------------------------------------
  Commercial Paper                        A              P              A             N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Demand Notes                            A              A              A             N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Taxable Municipal Securities            A              A              A             N
--------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Mortgage Backed Securities              N              N              N             A
----------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Asset Backed Securities                 A              A              A             A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Zero Coupon Securities                  A              A              A             A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Bankers' Acceptances                    A              A              A             N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Credit Enhancement                      A              A              A             N
------------------------------------------------------------------              --------------
----------------------------------------------------------------------------------------------
Tax Exempt Securities
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  General Obligation Bonds                P              A              P             N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Special Revenue Bonds                   P              A              P             N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper             A              A              A             N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Tax Increment Financing Bonds           A              A              A             N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Municipal Notes                         P              A              P             N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Variable Rate Instruments               P              A              P             A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Municipal Leases                        A              A              A             N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Special Transactions
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Repurchase Agreements                   A              A              A             P
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Reverse Repurchase Agreements           A              A              A             A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Delayed Delivery Transactions           A              A              A             A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Securities Lending                      A              A              A             A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Illiquid Securities                     A              A              A             A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Restricted Securities                   A              A              A             A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Time Deposits                           A              A              A             N
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  When-Issued Securities                  A              A              A             A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Investment Company Securities           A              A              A             A
----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
EQUITY FUNDS                             Dividend       Growth Fund      Income Equity
                                       Capture Fund                          Fund
-----------------------------------------------------------------------------------------
Equity Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Common Stocks                             P                P                 P
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Preferred Stocks                          P                P                 P
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Real Estate Investment Trusts             P                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Warrants                                  A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Other Business Organizations              A                A                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Fixed Income Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Treasury Receipts                         A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  U.S. Treasury Obligations                 A                A                 A
-----------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  U.S. Government Agency Securities         A                A                 A
-----------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Bonds                                     A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Certificates of Deposit                   A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Corporate Debt Securities                 A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Commercial Paper                          A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Demand Notes                              A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Mortgage Backed Securities                A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Asset Backed Securities                   N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Zero Coupon Securities                    A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Bankers' Acceptances                      A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Investment Grade Securities               A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Convertible Securities                    A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Tax Exempt Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  General Obligation Bonds                  N                N                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Special Revenue Bonds                     N                N                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper               N                N                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Tax Increment Financing Bonds             N                N                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Municipal Notes                           N                N                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Variable Rate Instruments                 A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Municipal Leases                          N                N                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Foreign Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  American Depository Receipts              A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  European Depository Receipts              N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Global Depository Receipts                N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Foreign Forward Currency Contracts        A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Foreign Exchange Contracts                N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Obligations of Supranational              N                N                 N
  Agencies
-----------------------------------------------------------------------------------------
Derivative Contracts
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Call and Put Options                      A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Futures Contracts                         A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Options                                   A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Options on Currencies                     A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Special Transactions
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Repurchase Agreements                     A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Reverse Repurchase Agreements             A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Delayed Delivery Transactions             A                A                 A
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
  Securities Lending                        A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Illiquid Securities                       A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Restricted Securities                     A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Time Deposits                             A                A                 A
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
EQUITY FUNDS (Continued)            Dividend Capture    Growth Fund      Income Equity
                                          Fund                               Fund
-----------------------------------------------------------------------------------------
  Unit Investment Trusts                    A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  When-Issued Securities                    A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Yankee Bonds                              A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Index-Based Securities                    A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Investment Company Securities             A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
EQUITY FUNDS                          International    Macro 100 Fund  Mid Corp America
                                       Equity Fund                           Fund
-----------------------------------------------------------------------------------------
Equity Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Common Stocks                             P                P                 P
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Preferred Stocks                          P                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Real Estate Investment Trusts             A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Warrants                                  A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Other Business Organizations              A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Fixed Income Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Treasury Receipts                         A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  U.S. Treasury Obligations                 A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  U.S. Government Agency Securities         A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Bonds                                     A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Certificates of Deposit                   A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Corporate Debt Securities                 A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Commercial Paper                          A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Demand Notes                              A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Mortgage Backed Securities                A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Asset Backed Securities                   N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Zero Coupon Securities                    A                A                 A
------------------------------------------------------
-----------------------------------------------------------------------------------------
  Bankers' Acceptances                      A                A                 A
------------------------------------
-----------------------------------------------------------------------------------------
  Investment Grade Securities               A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Convertible Securities                    A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Tax Exempt Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  General Obligation Bonds                  N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Special Revenue Bonds                     N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper               N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Tax Increment Financing Bonds             N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Municipal Notes                           N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Variable Rate Instruments                 A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Municipal Leases                          N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Foreign Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  American Depository Receipts              A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  European Depository Receipts              A                A                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Global Depository Receipts                A                A                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Foreign Forward Currency                  A                A                 A
  Contracts
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Foreign Exchange Contracts                A                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Obligations of Supranational              A                N                 N
  Agencies
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Derivative Contracts
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Call and Put Options                      A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Futures Contracts                         A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Options                                   A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Options on Currencies                     A                A                 A
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
EQUITY FUNDS (Continued)              International    Macro 100 Fund  Mid Corp America
                                       Equity Fund                           Fund
-----------------------------------------------------------------------------------------
Special Transactions
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Repurchase Agreements                     A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Reverse Repurchase Agreements             A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Delayed Delivery Transactions             A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Securities Lending                        A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Illiquid Securities                       A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Restricted Securities                     A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Time Deposits                             A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Unit Investment Trusts                    A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  When-Issued Securities                    A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Yankee Bonds                              A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Index-Based Securities                    A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Investment Company Securities             A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
EQUITY FUNDS                        New Economy Fund  Situs Small Cap  Rotating Markets
                                                            Fund             Fund
-----------------------------------------------------------------------------------------
Equity Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Common Stocks                             P                P                 P
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Preferred Stocks                          A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Real Estate Investment Trusts             A                P                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Warrants                                  A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Other Business Organizations              A                A                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Fixed Income Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Treasury Receipts                         A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  U.S. Treasury Obligations                 A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  U.S. Government Agency Securities         A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Bonds                                     A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Certificates of Deposit                   A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Corporate Debt Securities                 A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Commercial Paper                          A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Demand Notes                              A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Mortgage Backed Securities                A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Asset Backed Securities                   A                A                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Zero Coupon Securities                    A                A                 A
------------------------------------
-----------------------------------------------------------------------------------------
  Bankers' Acceptances                      A                A                 A
------------------------------------
-----------------------------------------------------------------------------------------
  Investment Grade Securities               A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Convertible Securities                    A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Tax Exempt Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  General Obligation Bonds                  N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Special Revenue Bonds                     N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper               N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Tax Increment Financing Bonds             N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Municipal Notes                           N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Variable Rate Instruments                 A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Municipal Leases                          N                N                 N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Foreign Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  American Depository Receipts              A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  European Depository Receipts              A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Global Depository Receipts                A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Foreign Forward Currency                  A                A                 A
  Contracts
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
EQUITY FUNDS (Continued)            New Economy Fund  Situs Small Cap  Rotating Markets
                                                            Fund             Fund
-----------------------------------------------------------------------------------------
  Foreign Exchange Contracts                N                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Obligations of Supranational              N                A                 A
  Agencies
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Derivative Contracts
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Call and Put Options                      A                A                 A
------------------------------------------------------
-----------------------------------------------------------------------------------------
  Futures Contracts                         A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Options                                   A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Options on Currencies                     A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Special Transactions
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Repurchase Agreements                     A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Reverse Repurchase Agreements             A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Delayed Delivery Transactions             A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Securities Lending                        A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Illiquid Securities                       A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Restricted Securities                     A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Time Deposits                             A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Unit Investment Trusts                    A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  When-Issued Securities                    A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Yankee Bonds                              A                A                 A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Index-Based Securities                    A                A                 P
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Investment Company Securities             A                A                 A
-----------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
INCOME FUNDS                          Fixed Income        Intermediate        Michigan
                                     Securities Fund    Government Income   Tax-Free Fund
                                                              Fund
-------------------------------------------------------------------------------------------
Fixed Income Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Treasury Receipts                           A                   N                 N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
U.S. Treasury Obligations                   A                   P                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
U.S. Government Agency Securities           P                   P                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Bonds                                       A                   A                 N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Certificates of Deposit                     A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Corporate Debt Securities                   P                   A                 N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Commercial Paper                            A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Demand Notes                                A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Taxable Municipal Securities                A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mortgage Backed Securities                  A                   P                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mortgage Dollar Rolls                       A                   N                 N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Asset Backed Securities                     A                   N                 N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Zero Coupon Securities                      A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Bankers' Acceptances                        A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Credit Enhancement                          A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Investment Grade Securities                 A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Convertible Securities                      A                   N                 N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Tax Exempt Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
General Obligation Bonds                    A                   A                 P
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Special Revenue Bonds                       A                   A                 P
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Tax Exempt Commercial Paper                 A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Tax Increment Financing Bonds               A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Municipal Notes                             A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Variable Rate Instruments                   A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Municipal Leases                            A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Foreign Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Foreign Forward Currency                  A                   N                 N
  Contracts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Derivative Contracts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Futures Contracts                           A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Options                                     A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Options on Currencies                       A                   A                 N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Special Transactions
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Repurchase Agreements                       A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Reverse Repurchase Agreements               A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Delayed Delivery Transactions               A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Securities Lending                          A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Illiquid Securities                         A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Restricted Securities                       A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Time Deposits                               A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
When-Issued Securities                      A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Yankee Bonds                                A                   A                 N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Investment Company Securities               A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Equity Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Common Stocks                               N                   N                 N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Preferred Stocks                            A                   N                 N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Real Estate Investment Trusts               A                   N                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Warrants                                    A                   A                 N
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
INCOME FUNDS (Continued)           Mortgage Securities  Ohio Tax-Free Fund     Short/
                                           Fund                             Intermediate
                                                                            Fixed Income
                                                                           Securities Fund
-------------------------------------------------------------------------------------------
Fixed Income Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Treasury Receipts                           N                   N                 N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
U.S. Treasury Obligations                   A                   A                 P
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
U.S. Government Agency Securities           A                   A                 P
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Bonds                                       A                   N                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Certificates of Deposit                     A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Corporate Debt Securities                   A                   N                 P
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Commercial Paper                            A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Demand Notes                                A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Taxable Municipal Securities                A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mortgage Dollar Rolls                       A                   A                 N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mortgage Backed Securities                  P                   N                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Asset Backed Securities                     A                   N                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Zero Coupon Securities                      A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Bankers' Acceptances                        A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Credit Enhancement                          A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Investment Grade Securities                 A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Convertible Securities                      A                   N                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Tax Exempt Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
General Obligation Bonds                    A                   P                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Special Revenue Bonds                       A                   P                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Tax Exempt Commercial Paper                 A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Tax Increment Financing Bonds               A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Municipal Notes                             A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Variable Rate Instruments                   A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Municipal Leases                            A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Foreign Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Foreign Forward Currency                  N                   N                 A
  Contracts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Derivative Contracts
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Futures Contracts                           A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Options                                     A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Options on Currencies                       N                   N                 N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Special Transactions
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Repurchase Agreements                       A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Reverse Repurchase Agreements               A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Delayed Delivery Transactions               A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Securities Lending                          A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Illiquid Securities                         A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Restricted Securities                       A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Time Deposits                               A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
When-Issued Securities                      A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Yankee Bonds                                N                   N                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Investment Company Securities               A                   A                 A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Equity Securities
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Common Stocks                               A                   N                 N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Real Estate Investment Trusts               A                   N                 N
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Warrants                                    A                   A                 N
-------------------------------------------------------------------------------------------

                                 INVESTMENT PRACTICES

The Prospectuses discuss the principal  investment  strategies of the Funds. Below you will  find  more  detail  about  the types of  investments  and  investment  practices permitted by each Fund, as noted in the  preceding  table,  including  those which are not part of a Fund's principal investment strategy.

Adjustable Rate Notes

The  categories  of Fixed  Income  Securities  and Tax Exempt  Securities  may include
"adjustable  rate notes," which  include  variable rate notes and floating rate notes.
For Money Market Fund  purposes,  a variable  rate note is one whose terms provide for the  readjustment of its interest rate on set dates and that, upon such  readjustment, can  reasonably  be expected to have a market value that  approximates  its  amortized cost;  the  degree to which a variable  rate  note's  market  value  approximates  its amortized  cost  subsequent  to  readjustment  will  depend  on the  frequency  of the readjustment  of the  note's  interest  rate and the  length of time that must  elapse before the next  readjustment.  A floating  rate note is one whose  terms  provide for the  readjustment of its interest rate whenever a specified  interest rate changes and that,  at  any  time,  can  reasonably  be  expected  to  have  a  market  value  that approximates  its amortized  cost.  Although there may be no active  secondary  market with respect to a particular  variable or floating rate note  purchased by a Fund, the
Fund may seek to  resell  the note at any time to a third  party.  The  absence  of an active secondary market,  however,  could make it difficult for the Fund to dispose of a variable  or  floating  rate note in the event the issuer of the note  defaulted  on its payment  obligations and the Fund could, as a result or for other reasons,  suffer a loss to the extent of the  default.  Variable or floating  rate notes may be secured by bank letters of credit.  A demand  instrument with a demand notice period exceeding seven  days  may be  considered  illiquid  if there is no  secondary  market  for such security.  Such security will be subject to a Fund's limitation governing  investments in  "illiquid"  securities,  unless  such notes are subject to a demand  feature  that will  permit the Fund to receive  payment of the  principal  within  seven days of the
Fund's demand. See "INVESTMENT RESTRICTIONS" below.

American   Depositary   Receipts   (ADRs),   European   Depositary   Receipts  (EDRs),
Continental Depositary Receipts (CDRs) and Global Depositary Receipts (GDRs)

ADRs  are  securities,   typically   issued  by  a  U.S.   financial   institution  (a
"depositary"),  that  evidence  ownership  interests  in  a  security  or  a  pool  of securities  issued  by a  foreign  issuer  and  deposited  with the  depositary.  ADRs include  American  Depositary  Shares and New York Shares.  EDRs,  which are sometimes referred  to as  CDRs,  are  securities,  typically  issued  by a  non-U.S.  financial institution,  that evidence ownership  interests in a security or a pool of securities issued by either a U.S. or foreign  issuer.  GDRs are issued  globally  and evidence a similar ownership  arrangement.  Generally,  ADRs are designed for trading in the U.S.
securities  markets,  EDRs are designed for trading in European securities markets and
GDRs are designed for trading in non-U.S.  securities  markets.  ADRs,  EDRs, CDRs and
GDRs  may  be  available  for  investment   through   "sponsored"   or   "unsponsored"
facilities.  A  sponsored  facility  is  established  jointly  by  the  issuer  of the security  underlying  the receipt and a depositary,  whereas an  unsponsored  facility may  be  established  by a  depositary  without  participation  by the  issuer  of the
receipt's   underlying  security.   Holders  of  an  unsponsored   depositary  receipt
generally  bear all the  costs  of the  unsponsored  facility.  The  depositary  of an unsponsored  facility  frequently is under no  obligation  to  distribute  shareholder communications  received from the issuer of the deposited  security or to pass through to  the  holders  of  the  receipts  voting  rights  with  respect  to  the  deposited securities.

Asset-backed Securities (Non-mortgage)

Asset-backed  securities are  instruments  secured by company  receivables,  truck and auto loans,  leases,  and credit  card  receivables.  Such  securities  are  generally issued as pass-through  certificates,  which represent undivided  fractional ownership interests  in the  underlying  pools  of  assets.  Such  securities  also  may be debt instruments,  which are also known as  collateralized  obligations  and are  generally issued as the debt of a special  purpose  entity,  such as a trust,  organized  solely for the purpose of owning such assets and issuing such debt.

The  purchase of  non-mortgage  asset-backed  securities  raises  risk  considerations peculiar  to the  financing  of  the  instruments  underlying  such  securities.  Like
mortgages  underlying   mortgage-backed   securities,   underlying   automobile  sales
contracts  or credit card  receivables  are subject to  substantial  prepayment  risk, which may reduce the overall return to certificate  holders.  Nevertheless,  principal prepayment  rates tend not to vary as much in response  to changes in  interest  rates and the short-term  nature of the underlying  car loans or other  receivables  tend to dampen the impact of any  change in the  prepayment  level.  Certificate  holders  may also  experience  delays in payment on the  certificates  if the full  amounts  due on underlying  sales  contracts or  receivables  are not realized by the trust because of unanticipated  legal or administrative  costs of enforcing the contracts or because of depreciation  or damage  to the  collateral  (usually  automobiles)  securing  certain contracts, or other factors.

Common Stock

Common stock is a type of equity  security which  represents an ownership  interest in a  corporation  and the right to a portion  of the  assets of the  corporation  in the event of  liquidation.  This  right,  however,  is  subordinate  to that of  preferred stockholders and any creditors,  including  holders of debt issued by the corporation.
Owners  of  common  stock are  generally  entitled  to vote on  important  matters.  A corporation may pay dividends on common stock.

Convertible Securities

Convertible  securities  include  fixed  income  securities  that may be  exchanged or converted  into a  predetermined  number of shares of the issuer's  underlying  common stock at the option of the holder during a specified  period.  Convertible  securities may take the form of convertible  preferred  stock,  convertible  bonds or debentures, units  consisting of "usable"  bonds and warrants or a combination  of the features of several  of these  securities.  The  investment  characteristics  of each  convertible security  vary  widely,  which  allows  convertible  securities  to be employed  for a variety of  investment  strategies.  A Fund will  exchange or convert the  convertible securities  held in its portfolio into shares of the underlying  common stock when, in the  Advisor's  opinion,  the  investment  characteristics  of the  underlying  common shares will assist the Fund in  achieving  its  investment  objective.  Otherwise  the
Fund may hold or trade convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)

Corporate  debt includes any  obligation of a corporation  to repay a borrowed  amount at maturity and usually to pay the holder  interest at specific  intervals.  Corporate debt can have a long or short  maturity and is often rated by one or more NRSROs.  See the Appendix to this SAI for a description of these ratings.

In  addition,  the credit  risk of an  issuer's  debt  security  may vary based on its priority for repayment.  For example,  higher ranking  (senior) debt securities have a higher  priority than lower  ranking  (subordinated)  securities.  This means that the issuer might not make payments on  subordinated  securities  while  continuing to make payments on senior  securities.  In addition,  in the event of bankruptcy,  holders of
senior   securities  may  receive  amounts   otherwise   payable  to  the  holders  of
subordinated  securities.  Some subordinated  securities,  such as trust preferred and capital  securities  notes,  also permit the issuer to defer  payments  under  certain circumstances.  For example,  insurance  companies issue  securities  known as surplus notes that permit the  insurance  company to defer any payment  that would  reduce its capital below regulatory requirements.

Credit-Enhanced Securities

Credit-enhanced  securities  are  securities  whose credit  rating has been  enhanced,
typically  by  the  existence  of  a  guarantee,   letter  of  credit,   insurance  or
unconditional  demand  feature.  In most  cases,  the  Advisor  evaluates  the  credit quality and ratings of credit-enhanced  securities based upon the financial  condition and ratings of the party  providing  the credit  enhancement  (the "credit  enhancer")
rather than the issuer.  However,  except where prohibited by Rule 2a-7 under the 1940
Act,  credit-enhanced  securities  will not be  treated as having  been  issued by the credit enhancer for diversification  purposes,  unless the Fund has invested more than
10% of its assets in securities  issued,  guaranteed or otherwise  credit  enhanced by the credit  enhancer,  in which  case the  securities  will be treated as having  been issued both by the issuer and the credit  enhancer.  The  bankruptcy,  receivership or default of the credit  enhancer will  adversely  affect the quality and  marketability of the underlying  security.  A default on the underlying security or other event that terminates  a  demand  feature  prior  to  its  exercise  will  adversely  affect  the liquidity of the underlying security.

The Money Market  Funds are subject to the  diversification  requirements  relating to credit-enhanced  securities  imposed by Rule 2a-7 of the 1940 Act. The Ohio  Municipal
Money Market Fund may not invest,  with respect to 75% of its total assets,  more than
10% of its total assets in the credit-enhanced securities of one credit enhancer.

Defensive Investments

At times the Advisor may determine  that  conditions  in  securities  markets may make
pursuing  a  Fund's  principal  investment  strategies   inconsistent  with  the  best
interests of the Fund's  shareholders.  At such times, the Advisor may temporarily use alternative  strategies,  primarily designed to reduce  fluctuations in the value of a
Fund's assets.  In implementing  these temporary  "defensive"  strategies,  a Fund may
temporarily  place  all  or  a  portion  of  its  assets  in  cash,  U.S.   Government
securities,  debt securities which the Advisor  considers to be of comparable  quality to the  acceptable  investments  of the Fund and other  investments  which the Advisor considers  consistent with such  strategies.  In the case of the Single State Funds, a
Fund's  alternative  strategies  may give  rise to  income  which is not  exempt  from federal or state taxes.

Equity Securities

Equity securities  include both foreign and domestic common stocks,  preferred stocks, securities  convertible or  exchangeable  into common or preferred  stocks,  and other securities  which the Advisor  believes  have common  stock  characteristics,  such as rights and warrants.

Fixed Income Securities

Fixed  income   securities   include  corporate  debt  securities,   U.S.   Government
securities,   mortgage-related   securities,   tax-exempt  securities  and  any  other
securities which provide a stream of fixed payments to the holder.

Foreign Currency Options (also see "Options")

Options on foreign  currencies  operate  similarly to options on  securities,  and are traded primarily in the  over-the-counter  market (so-called "OTC options"),  although options  on  foreign  currencies  have  recently  been  listed on  several  exchanges.
Options  will be purchased  or written  only when the Advisor  believes  that a liquid secondary  market  exists for such  options.  There can be no assurance  that a liquid secondary market will exist for a particular  option at any specific time.  Options on foreign  currencies  are affected by all of those  factors  which  influence  exchange rates and investments generally.

Purchases and sales of options may be used to increase  current return.  They are also used in connection with hedging transactions. See "Foreign Currency Transactions."

Writing  covered  call options on  currencies  may offset some of the costs of hedging against  fluctuations in currency  exchange rates. For transaction  hedging purposes a
Fund  may  also  purchase  exchange-listed  and OTC put and call  options  on  foreign currency  futures  contracts  and on  foreign  currencies.  A put  option on a futures contract  gives a Fund the right to assume a short  position in the  futures  contract until  expiration of the option.  A call option on a futures contract gives a Fund the right to assume a long position in the futures  contract  until the  expiration of the option.

The value of a foreign  currency  option is  dependent  upon the value of the  foreign currency and the U.S.  dollar,  and may have no relationship to the investment  merits of a  foreign  security.  Because  foreign  currency  transactions  occurring  in  the interbank  market  involve  substantially  larger  amounts  than  those  that  may  be involved in the use of foreign  currency  options,  investors maybe  disadvantaged  by having to deal in an odd lot market  (generally  consisting  of  transactions  of less than $1  million)  for the  underlying  foreign  currencies  at  prices  that are less favorable than for round lots.

There is no systematic  reporting of last sale information for foreign  currencies and there is no  regulatory  requirement  that  quotations  available  through  dealers or other  market  sources  be firm or  revised  on a timely  basis.  Available  quotation information is generally  representative  of very large  transactions in the interbank market  and  thus  may not  reflect  relatively  smaller  transactions  (less  than $1 million)  where  rates  may  be  less  favorable.  The  interbank  market  in  foreign currencies is a global,  around-the-clock  market. To the extent that the U.S. options markets are closed  while the  markets  for the  underlying  currencies  remain  open, significant  price and rate  movements may take place in the  underlying  markets that cannot be reflected in the U.S.  options  markets.  Options  contracts  are  generally valued  at the mean of the bid and  asked  price  as  reported  on the  highest-volume exchange (in terms of the number of option  contracts  traded for that issue) on which such options are traded.

Foreign Currency Transactions

Foreign  currency  transactions  include  purchasing and selling  foreign  currencies, entering  into forward or futures  contracts  to purchase or sell  foreign  currencies
(see  "Forward  Foreign  Currency  and  Foreign  Currency  Futures  Contracts"),   and
purchasing  and  selling  options  on  foreign   currencies  (see  "Foreign   Currency
Options").  Foreign currency  transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Purchases  and  sales of  foreign  currencies  on a spot  basis  are used to  increase current return.  They are also used in connection with both "transaction  hedging" and
"position hedging."

Transaction  hedging  involves  entering  into  foreign  currency   transactions  with
respect to specific  receivables or payables  generally arising in connection with the purchase or sale of  portfolio  securities.  Transaction  hedging is used to "lock in"
the U.S.  dollar  price of a security  to be  purchased  or sold,  or the U.S.  dollar equivalent  of a dividend or interest  payment in a foreign  currency.  The goal is to protect  against a possible loss resulting from an adverse change in the  relationship between  the U.S.  dollar  and the  applicable  foreign  currency  during  the  period between the date on which the  security is  purchased or sold or on which the dividend or  interest  payment is  declared,  and the date on which such  payments  are made or received.

Position  hedging  involves  entering  into foreign  currency  transactions  either to protect  against:  (i) a  decline  in the  value  of a  foreign  currency  in  which a security  held or to be sold is  denominated;  or (ii) an  increase  in the value of a foreign  currency in which a security to be purchased is  denominated.  In  connection with  position  hedging,  a Fund may purchase put or call options on foreign  currency and foreign currency futures  contracts and buy or sell forward  contracts and foreign currency futures contracts.

Neither  transaction nor position  hedging  eliminates  fluctuations in the underlying prices of the  securities  which a Fund owns or  intends  to  purchase  or sell.  They simply  establish  a rate of exchange  which can be  achieved at some future  point in time.  Additionally,  although these  techniques tend to minimize the risk of loss due to a  decline  in the  value of the  hedged  currency,  they  also  tend to limit  any potential gain which might result from the increase in the value of such currency.

Hedging  transactions  are  subject  to  correlation  risk  due to the  fact  that the amounts of  foreign  currency  exchange  transactions  and the value of the  portfolio securities  involved  will not  generally  be perfectly  matched.  This is because the future value of such  securities  in foreign  currencies  will change as a consequence of market movements in the values of those  securities  between the dates the currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency and Foreign Currency Futures Contracts

A forward  foreign  currency  contract  involves an  obligation  to purchase or sell a specific  currency at a future  date,  which may be any fixed  number of days from the date of the  contract  as  agreed  by the  parties,  at a price set at the time of the contract.  In  the  case  of  a  cancelable  forward  contract,  the  holder  has  the unilateral  right to cancel the  contract at maturity by paying a specified  fee.  The contracts are traded in the  interbank  market  conducted  directly  between  currency traders  (usually large  commercial  banks) and their  customers.  A forward  contract generally  has no deposit  requirement,  and no  commissions  are charged at any stage for trades.

A  foreign  currency  futures  contract  is a  standardized  contract  for the  future delivery of a specified  amount of a foreign  currency at a future date at a price set at the time of the contract.  Foreign currency futures  contracts traded in the United
States are designed by and traded on  exchanges  regulated  by the  Commodity  Futures
Trading Commission (CFTC), such as the New York Mercantile Exchange.

Forward foreign currency  contracts differ from foreign currency futures  contracts in certain  respects.  For example,  the maturity  date of a forward  contract may be any fixed  number  of days  from  the date of the  contract  agreed  upon by the  parties, rather than a  predetermined  date in a given month.  Forward  contracts may be in any amounts agreed upon by the parties rather than  predetermined  amounts.  Also, forward foreign  currency  contracts are traded directly  between  currency traders so that no intermediary is required.  A forward  contract  generally  requires no margin or other deposit.

At the  maturity of a forward or futures  contract,  a Fund may either  accept or make delivery of the currency  specified in the contract,  or at or prior to maturity enter into a closing transaction  involving the purchase or sale of an offsetting  contract.
Closing  transactions  with respect to forward contracts are usually effected with the
currency  trader  who  is  a  party  to  the  original   forward   contract.   Closing
transactions  with  respect  to  futures  contracts  are  effected  on  a  commodities exchange; a clearing corporation  associated with the exchange assumes  responsibility for closing out such contracts.

Forward  foreign  currency  contracts and foreign  currency  futures  contracts can be used to  increase  current  return.  They  are  also  used  in  connection  with  both
"transaction hedging" and "position hedging." See "Foreign Currency Transactions."

Among  the  risks  of using  foreign  currency  futures  contracts  is the  fact  that positions in these  contracts  (and any related  options) may be closed out only on an exchange  or board  of  trade  which  provides  a  secondary  market.  Although  it is intended that any Fund using foreign  currency  futures  contracts and related options will only  purchase or sell them on exchanges  or boards of trade where there  appears to be an active  secondary  market,  there is no assurance that a secondary  market on an exchange or board of trade will exist for any  particular  contract or option or at any  particular  time.  In such  event,  it may not be  possible to close a futures or related  option  position and, in the event of adverse price  movements,  a Fund would continue  to be  required  to make  daily cash  payments  of  variation  margin on its futures positions.

In  addition,  it is  impossible  to forecast  with  precision  the market  value of a
security  at  the   expiration   or  maturity  of  a  forward  or  futures   contract.
Accordingly,  it may be necessary to purchase  additional foreign currency on the spot market (and bear the expense of such  purchase)  if the market  value of the  security being  hedged is less than the  amount of  foreign  currency  a Fund is  obligated  to deliver  and if a  decision  is made to sell the  security  and make  delivery  of the foreign currency.  Conversely,  it may be necessary to sell on the spot market some of the foreign currency  received upon the sale of the hedged  portfolio  security if the market  value of such  security  exceeds  the  amount of  foreign  currency  a Fund is obligated to deliver.

When a Fund  purchases  or sells a futures  contract,  it is required to deposit  with its custodian an amount of cash or U.S.  Treasury  bills up to 5% of the amount of the futures  contract.  This  amount is known as "initial  margin."  The nature of initial margin is different from that of margin in security  transactions  in that it does not involve  borrowing money to finance  transactions.  Rather,  initial margin is similar to a  performance  bond  or  good  faith  deposit  that  is  returned  to a Fund  upon termination of the contract, assuming a Fund satisfies its contractual obligation.

Subsequent  payments to and from the broker occur on a daily basis in a process  known as "marking to market."  These  payments are called  "variation  margin," and are made as the value of the underlying futures contract fluctuates.  For example,  when a Fund sells a futures  contract  and the price of the  underlying  currency  rises above the delivery price,  the Fund's position  declines in value. The Fund then pays a broker a variation  margin  payment equal to the  difference  between the delivery price of the futures  contract  and  the  market  price  of the  currency  underlying  the  futures contract.  Conversely,  if the  price  of the  underlying  currency  falls  below  the delivery price of the contract,  the Fund's futures  position  increases in value. The broker then must make a variation  margin payment equal to the difference  between the delivery  price  of the  futures  contract  and  the  market  price  of  the  currency underlying the futures contract.

When a Fund  terminates a position in a futures  contract,  a final  determination  of variation  margin is made,  additional  cash is paid by or to the  Fund,  and the Fund realizes a loss or gain.  Such  closing  transactions  involve  additional  commission costs.

Foreign Securities (including Emerging Markets)

Foreign  securities  are those  securities  which  are  issued  by  companies  located outside the United States and  principally  traded in foreign  markets.  This includes equity and debt  securities of foreign  entities and  obligations of foreign  branches of U.S. and foreign  banks.  Permissible  investments  may consist of  obligations  of foreign  branches of U.S.  banks and foreign or  domestic  branches of foreign  banks, including  European  Certificates  of Deposit,  European Time Deposits,  Canadian Time
Deposits and Yankee  Certificates of Deposits,  and investments in Canadian Commercial
Paper,  foreign  securities  and  Europaper.  In  addition,  the Funds  may  invest in depositary  receipts.  The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments,  their political  subdivisions,  agencies or  instrumentalities  and  obligations  of  supranational  entities such as the World
Bank and the Asian  Development Bank.  Investment in foreign  securities is subject to a number of special risks.

Since foreign  securities are normally  denominated and traded in foreign  currencies, the value of a Fund's assets  invested in such  securities  may be affected  favorably or unfavorably by currency  exchange rates and exchange control  regulation.  Exchange rates with respect to certain currencies may be particularly  volatile.  Additionally, although foreign exchange  dealers do not charge a fee for currency  conversion,  they do realize a profit based on the  difference  (the  "spread")  between prices at which they buy and sell  various  currencies.  Thus,  a dealer  may  offer to sell a foreign currency to a Fund at one rate,  while  offering a lesser  rate of  exchange  should a
Fund desire to resell that currency to the dealer.

There may be less  information  publicly  available about a foreign company than about a U.S.  company,  and  foreign  companies  are not  generally  subject to  accounting, auditing,  and financial reporting standards and practices  comparable to those in the
United States.  The securities of some foreign  companies are less liquid and at times more  volatile  than  securities  of  comparable  U.S.  companies.  Foreign  brokerage commissions  and other  fees are also  generally  higher  than in the  United  States.
Foreign  settlement  procedures and trade  regulations may involve certain risks (such as delays in payment or delivery of  securities  or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

In addition,  with respect to certain  foreign  countries,  there is a possibility  of nationalization  or  expropriation  of assets,  confiscatory  taxation,  political  or financial  instability  and  diplomatic  developments  which could affect the value of investments in those  countries.  In certain  countries,  legal remedies  available to investors  may be more limited than those  available  with respect to  investments  in the United States or other countries.  The laws of some foreign  countries may limit a
Fund's  ability  to  invest  in  securities  of  certain   issuers  located  in  those
countries. Special tax considerations apply to foreign securities.

The  International  Equity Fund and Situs Small Cap Fund may invest in the  securities of emerging market issuers.  Investing in emerging  market  securities  involves risks which are in  addition  to the usual  risks  inherent  in  foreign  investments.  Some emerging  markets  countries  may  have  fixed  or  managed  currencies  that  are not free-floating against the U.S. dollar.  Further,  certain currencies may not be traded internationally.  Certain of these  currencies have  experienced a steady  devaluation relative to the U.S.  dollar.  Any  devaluation  in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

Some countries with emerging securities markets have experienced  substantial,  and in some periods  extremely high,  rates of inflation for many years.  Inflation and rapid fluctuation in inflation  rates have had and may continue to have negative  effects on the economies and securities  markets of certain  countries.  Moreover,  the economies of some countries may differ  favorably or unfavorably  from the U.S.  economy in such respects as rate of growth of gross domestic product,  the rate of inflation,  capital reinvestment,  resource  self-sufficiency,  number and depth of industries forming the economy's base,  governmental  controls and investment  restrictions  that are subject to political change and balance of payments  position.  Further,  there may be greater difficulties  or  restrictions  with respect to investments  made in emerging  markets countries.

Emerging  markets  typically  have  substantially  less volume than U.S.  markets.  In addition,  securities in many of such markets are less liquid,  and their prices often are more volatile,  than securities of comparable U.S.  companies.  Such markets often have different clearance and settlement  procedures for securities  transactions,  and in some markets there have been times when  settlements  have been unable to keep pace with the volume of transactions,  making it difficult to conduct transactions.  Delays in  settlement  could  result in  temporary  periods  when  assets may be  uninvested.
Settlement  problems in emerging  markets  countries also could cause the Fund to miss attractive  investment  opportunities.  Satisfactory  custodial  services  may  not be available in some emerging markets  countries,  which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

Each of the Equity Funds,  Fixed Income Securities Fund and  Short/Intermediate  Fixed
Income Securities Fund may invest in foreign  securities.  The Fixed Income Securities
Fund and  Short/Intermediate  Fixed Income Securities Fund,  however,  may only invest up to 10% of their net assets in non-U.S. dollar-denominated bonds.

Futures Contracts and Options on Futures Contracts

A futures  contract is a binding  contractual  commitment  which, if held to maturity, will result in an obligation  to make or accept  delivery of a security at a specified future time and price.  By  purchasing  futures  (assuming  a "long"  position) a Fund will  legally  obligate  itself  to  accept  the  future  delivery  of the  underlying security and pay the agreed price.  By selling futures  (assuming a "short"  position)
it will legally  obligate itself to make the future  delivery of the security  against payment of the  agreed  price.  Open  futures  positions  on debt  securities  will be valued  at the  most  recent  settlement  price,  unless  that  price  does not in the judgment of the  Trustees  reflect the fair value of the  contract,  in which case the positions  will be valued by or under the direction of the Trustees.  Positions  taken in the futures markets are not normally held to maturity,  but are instead  liquidated through  offsetting  transactions  which  may  result  in a  profit  or a loss.  While futures  positions  taken by a Fund will usually be liquidated in this manner,  a Fund may instead make or take  delivery of the  underlying  securities  whenever it appears economically  advantageous  to the Fund to do so. A  clearing  corporation  associated with  the  exchange  on which  futures  are  traded  assumes  responsibility  for such closing  transactions  and  guarantees  that the Fund's sale and purchase  obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on debt  securities  seeks to establish  more certainly than would  otherwise be possible the effective rate of return on portfolio  securities.  A
Fund may,  for  example,  take a "short"  position  in the  futures  market by selling contracts for the future  delivery of debt  securities held by the Fund (or securities having  characteristics  similar to those held by the Fund) in order to hedge  against an  anticipated  rise in interest rates that would  adversely  affect the value of the
Fund's  portfolio  securities.  When  hedging of this  character  is  successful,  any depreciation  in the value of portfolio  securities may be offset by  appreciation  in the value of the futures position.

On other  occasions,  a Fund may take a "long" position by purchasing  futures on debt securities.  This would be done,  for  example,  when the Advisor  expects to purchase for a Fund  particular  securities  when it has the  necessary  cash,  but expects the rate of return  available in the securities  markets at that time to be less favorable than rates currently  available in the futures  markets.  If the  anticipated  rise in the price of the securities  should occur (with its  concomitant  reduction in yield), the  increased  cost to the Fund of  purchasing  the  securities  may be offset by the rise in the value of the futures  position  taken in  anticipation  of the  subsequent securities purchase.

Successful  use by a Fund of futures  contracts on debt  securities  is subject to the
Advisor's  ability to predict  correctly  movements in the direction of interest rates and other factors  affecting markets for debt securities.  For example,  if a Fund has hedged  against  the  possibility  of  an  increase  in  interest  rates  which  would adversely  affect the market  prices of debt  securities  held by it and the prices of such  securities  increase  instead,  the Fund will lose part or all of the benefit of the  increased  value of its  securities  which it has  hedged  because  it will  have offsetting losses in its futures positions.  In addition,  in such situations,  if the
Fund has  insufficient  cash,  it may have to sell  securities  to meet  daily  margin maintenance  requirements.  A Fund may have to sell  securities  at a time when it may be disadvantageous to do so.

A Fund may  purchase  and write put and call  options on debt  futures  contracts,  as they become  available.  Such options are similar to options on securities except that options on futures  contracts give the purchaser the right,  in return for the premium paid,  to assume a position in a futures  contract (a long position if the option is a call and a short  position  if the option is a put) at a specified  exercise  price at any time during the period of the option.  As with options on  securities,  the holder or writer of an option may  terminate  its position by selling or purchasing an option of the same  series.  There is no  guarantee  that such  closing  transactions  can be effected.  A Fund will be  required to deposit  initial  margin and  variation  margin with  respect to put and call options on futures  contracts  written by it pursuant to brokers'  requirements,  and,  in  addition,  net  option  premiums  received  will be included as initial margin  deposits.  See "Margin  Payments"  below.  Compared to the purchase  or sale of  futures  contracts,  the  purchase  of  call or put  options  on futures  contracts  involves less  potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions  costs.  However,  there may be  circumstances  when the purchases of call or put options on a futures contract would  result in a loss to a Fund when the  purchase or sale of the futures  contracts would not,  such as when there is no  movement in the prices of debt  securities.  The writing  of a put or call  option on a futures  contract  involves  risks  similar  to those risks relating to the purchase or sale of futures contracts.

Margin  payments.  When a Fund purchases or sells a futures  contract,  it is required to  deposit  with its  custodian  an amount of cash,  U.S.  Treasury  bills,  or other permissible  collateral  equal to a small  percentage  of the  amount  of the  futures contract.  This amount is known as "initial  margin".  The nature of initial margin is different  from  that  of in  security  transactions  in  that  it  does  not  involve borrowing  money to  finance  transactions.  Rather,  initial  margin is  similar to a performance  bond or good faith deposit that is returned to the Fund upon  termination of the contract,  assuming the Fund satisfies its contractual obligations.  Subsequent payments  to and  from  the  broker  occur  on a daily  basis  in a  process  known as
"marking to market".  These  payments  are called  "variation  margin" and are made as the value of the underlying  futures  contract  fluctuates.  For example,  when a Fund sells a futures  contract and the price of the  underlying  debt security  rises above the delivery  price,  the Fund's  position  declines in value.  The Fund then pays the broker a variation  margin payment equal to the difference  between the delivery price of the  futures  contract  and the  market  price  of the  securities  underlying  the futures  contract.  Conversely,  if the price of the  underlying  security falls below the delivery price of the contract,  the Fund's futures  position  increases in value.
The broker then must make a variation  margin payment equal to the difference  between the delivery  price of the futures  contract  and the market  price of the  securities underlying the futures contract.

When a Fund  terminates a position in a futures  contract,  a final  determination  of variation  margin is made,  additional  cash is paid by or to the  Fund,  and the Fund realizes a loss or a gain. Such closing  transactions  involve  additional  commission costs.

Liquidity  risks.  Positions  in  futures  contracts  may be  closed  out  only  on an exchange  or board of trade  which  provides  a  secondary  market  for such  futures.
Although  the Trust  intends to purchase or sell  futures  only on exchanges or boards of trade where there appears to be an active secondary  market,  there is no assurance that a liquid  secondary  market on an  exchange  or board of trade will exist for any particular  contract or at any  particular  time.  If there is not a liquid  secondary market at a  particular  time,  it may not be possible to close a futures  position at such time and, in the event of adverse price  movements,  a Fund would  continue to be required  to make daily cash  payments  of  variation  margin.  However,  in the event financial  futures are used to hedge  portfolio  securities,  such securities will not
generally  be  sold  until  the  financial   futures  can  be   terminated.   In  such
circumstances,  an  increase in the price of the  portfolio  securities,  if any,  may partially or completely offset losses on the financial futures.

In  addition to the risks that apply to all  options  transactions,  there are several special risks relating to options on futures  contracts.  The ability to establish and close  out  positions  in  such  options  will  be  subject  to  the  development  and maintenance of a liquid  secondary  market.  It is not certain that such a market will develop.  Although a Fund  generally  will purchase only those options for which there appears  to be an  active  secondary  market,  there  is no  assurance  that a  liquid secondary  market  on an  exchange  will  exist  for any  particular  option or at any particular time. In the event no such market exists for particular  options,  it might not be possible to effect closing  transactions in such options,  with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging  risks.  There  are  several  risks  in  connection  with the use by a Fund of futures  contracts and related  options as a hedging  device.  One risk arises because of  the  imperfect  correlation  between  movements  in  the  prices  of  the  futures contracts  and  options  and  movements  in the  prices  of  securities  which are the subject  of the hedge.  The  Advisor  will,  however,  attempt to reduce  this risk by purchasing  and  selling,  to the  extent  possible,  futures  contracts  and  related options on  securities  and indices the  movements  of which  will,  in its  judgment, correlate  closely with movements in the prices of the portfolio  securities sought to be hedged.

Successful  use of futures  contracts  and options by a Fund for  hedging  purposes is also  subject  to  the  Advisor's  ability  to  predict  correctly  movements  in  the direction  of the market.  It is possible  that,  where a Fund has  purchased  puts on futures  contracts  to hedge  its  portfolio  against  a decline  in the  market,  the securities  or index on which the puts are  purchased  may  increase  in value and the value of  securities  held in the portfolio may decline.  If this  occurred,  the Fund would lose money on the puts and also  experience a decline in value in its  portfolio securities.  In  addition,  the prices of futures,  for a number of  reasons,  may not correlate  perfectly  with  movements  in the  underlying  securities  or index due to certain  market  distortions.  First,  all  participants  in the  futures  market  are subject to margin  deposit  requirements.  Such  requirements  may cause  investors to close  futures  contracts  through  offsetting  transactions  which could  distort the normal  relationship  between the  underlying  security or index and futures  markets.
Second,  the margin  requirements  in the futures markets are less onerous than margin requirements  in the  securities  markets  in  general,  and as a result  the  futures markets  may attract  more  speculators  than the  securities  markets  do.  Increased participation  by speculators in the futures  markets may also cause  temporary  price distortions.  Due to the possibility of price  distortion,  even a correct forecast of general  market  trends by the  Advisor may still not result in a  successful  hedging transaction over a very short time period.

Other risks.  Funds will incur  brokerage  fees in  connection  with their futures and options  transactions.  In addition,  while  futures  contracts and options on futures will be purchased and sold to reduce  certain  risks,  those  transactions  themselves entail  certain  other risks.  Thus,  while a Fund may benefit from the use of futures
and  related  options,   unanticipated  changes  in  interest  rates  or  stock  price movements may result in a poorer overall  performance  for the Fund than if it had not entered into any futures  contracts or options  transactions.  Moreover,  in the event of an imperfect  correlation  between the futures position and the portfolio  position which is intended to be  protected,  the desired  protection  may not be obtained  and the Fund may be exposed to risk of loss.

Index-Based Securities

Index-based  securities,  such as Standard & Poor's Depository Receipts ("SPDRs"),
NASDAQ-100  Index  Tracking  Stock  ("NASDAQ  100s"),  World Equity  Benchmark  Shares
("WEBS"),  and Dow  Jones  DIAMONDS  ("Diamonds"),  are  usually  interests  in a unit investment  trust  ("UIT")  that  may be  obtained  from the UIT or  purchased  in the secondary  market.  SPDRs,  NASDAQ 100s and DIAMONDS are listed on the American  Stock
Exchange.  In  some  cases,  index-based  securities  may  be  organized  as  open-end management  investment companies that issue redeemable shares, and therefore,  operate like other mutual funds ("Exchange Traded Funds or ETFs").

A UIT will generally issue  index-based  securities in aggregations of 50,000 known as
"Creation Units" in exchange for a "Portfolio  Deposit"  consisting of (a) a portfolio of securities  substantially  similar to the component  securities (Index  Securities)
of the  applicable  index  (Index),  (b) a cash payment equal to a pro rata portion of the  dividends  accrued  on the UIT's  portfolio  securities  since the last  dividend payment  by the UIT,  net of  expenses  and  liabilities,  and (c) a cash  payment  or credit  (Balancing  Amount) designed to equalize the NAV of the Index and the NAV of a
Portfolio Deposit.

Index-based  securities are not  individually  redeemable,  except upon termination of the UIT. To redeem,  the portfolio must accumulate  enough  index-based  securities to
reconstitute  a  Creation  Unit  (large  aggregations  of  a  particular   index-based
security).  The  liquidity of small  holdings of  index-based  securities,  therefore, will depend upon the existence of a secondary  market.  Upon  redemption of a Creation
Unit,  the  portfolio  will  receive  Index  Securities  and  cash  identical  to  the
Portfolio  Deposit  required of an investor  wishing to purchase a Creation  Unit that day.

The price of index-based  securities is derived and based upon the securities  held by the  UIT.  Accordingly,  the  level  of  risk  involved  in the  purchase  or  sale of index-based  securities  is similar to the risk  involved  in the  purchase or sale of
traditional   common  stock,  with  the  exception  that  the  pricing  mechanism  for index-based securities is based on a basket of stocks.  Disruptions in the markets for the securities  underlying  index-based  securities purchased or sold by the Portfolio could result in losses on index-based  securities.  Trading in index-based  securities involves risks similar to those risks,  described above under  "Options,"  involved in the writing of options on securities.

Index Futures Contracts and Options on Index Futures Contracts

A debt index futures  contract is a contract to buy or sell units of a specified  debt index at a specified  future date at a price  agreed upon when the contract is made. A unit is the current value of the index.  A stock index futures  contract is a contract to buy or sell units of a stock  index at a specified  future  date at a price  agreed upon when the contract is made. A unit is the current value of the stock index.

The  following  example  illustrates  generally  the  manner  in which  index  futures contracts  operate.  The  Standard  &  Poor's  100 Stock  Index  (S&P  100) is
composed  of 100  selected  common  stocks,  most of which are  listed on the New York
Stock  Exchange  (NYSE).  The S&P 100 assigns  relative  weightings  to the common stocks  included in the Index,  and the Index  fluctuates  with  changes in the market values of those common  stocks.  In the case of the S&P 100,  contracts are to buy or sell 100 units.  Thus,  if the value of the  S&P  100 were $180,  one  contract would  be  worth  $18,000  (100  units X  $180).  The  stock  index  futures  contract specifies  that no delivery of the actual  stocks making up the index will take place.
Instead,  settlement in cash must occur upon the  termination  of the  contract,  with the settlement  being the  difference  between the contract price and the actual level of the stock index at the  expiration of the contract.  For example,  if a Fund enters into a futures  contract to buy 100 units of the  S&P  100 at a  specified  future date at a contract  price of $180 and the S&P 100 is at $184 on that future  date, the Fund will gain $400 (100 units X gain of $4).  If the Fund  enters  into a futures contract  to sell  100  units  of the  stock  index at a  specified  future  date at a contract  price of $180 and the S&P 100 is at $182 on that future  date,  the Fund will  lose  $200  (100  units X loss of  $2).  A Fund  may  purchase  or sell  futures contracts  with respect to any stock index.  Positions in index  futures may be closed out only on an exchange or board of trade which  provides a secondary  market for such futures.

Purchases and sales of index futures may be used to hedge an  investment.  To hedge an investment  successfully,  however,  a Fund must  invest  in  futures  contracts  with respect to indices  or  sub-indices  the  movements  of which will have a  significant correlation with movements in the prices of the Fund's securities.

Options on index futures  contracts  are similar to options on securities  except that options on index futures  contracts  give the  purchaser the right,  in return for the premium paid,  to assume a position in an index  futures  contract (a long position if the  option is a call and a short  position  if the  option  is a put) at a  specified exercise  price at any time  during the period of the  option.  Upon  exercise  of the option,  the holder assumes the underlying  futures  position and receives a variation margin  payment of cash or securities  approximating  the increase in the value of the holder's option  position.  If an option is exercised on the last trading day prior to the  expiration  date of the option,  the settlement is made entirely in cash based on the  difference  between the exercise price of the option and the closing level of the index on which the futures  contract is based on the  expiration  date.  Purchasers of options who fail to exercise  their  options  prior to the exercise date suffer a loss of the premium paid.

As an alternative  to purchasing  call and put options on index futures  contracts,  a
Fund may purchase put and call options on the  underlying  indices  themselves  to the extent that such options are traded on national  securities  exchanges.  Index options are similar to options on  individual  securities  in that the  purchaser  of an index option  acquires the right to buy, and the writer  undertakes  the obligation to sell, an index at a stated  exercise price during the term of the option.  Instead of giving the  right to take or make  actual  delivery  of  securities,  the  holder of an index option has the right to receive a cash  "exercise  settlement  amount." This amount is equal to the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less  than  (in the  case of a call)  the  closing  value  of the underlying  index  on  the  date  of  the  exercise,  multiplied  by  a  fixed  "index multiplier."  A Fund will enter into an option  position only if there appears to be a liquid secondary market for such options.

The  Funds  will  not  engage  in   transactions  in  options  on  stock  indices  for
speculative  purposes but only to protect  appreciation  attained,  to offset  capital losses and to take  advantage of the liquidity  available in the option  markets.  The aggregate  premium  paid on all  options  on stock  indices  will not  exceed 20% of a
Fund's total assets.

Interests in Other Business Organizations

The Dividend  Capture Fund,  Growth Fund,  International  Equity Fund, Macro 100 Fund,
Mid Corp  America  Fund,  New  Economy  Fund and Situs  Small  Cap Fund may  invest in entities such as limited  partnerships,  limited liability companies,  business trusts and  companies  organized  outside  the  United  States  which  may  issue  securities comparable to common or preferred stock.

Money Market Instruments

Except  where  otherwise  noted,  all of the Funds may,  for  temporary  defensive  or liquidity purposes, invest up to 100% of their assets in money market instruments.

       Commercial Paper and Variable Amount Master Demand Notes
       Consistent with its investment  objective,  policies,  and  restrictions,  each
       Fund may invest in commercial paper (including  Section 4(2) commercial  paper)
       and  variable  amount  master  demand  notes.   Commercial  paper  consists  of
       unsecured  promissory notes issued by corporations  normally having  maturities of 270 days or less and rates of return which are fixed.  These investments may include Canadian Commercial Paper, which is U.S. dollar denominated  commercial paper  issued by a Canadian  corporation  or a Canadian  counterpart  of a U.S.
       corporation,  and Europaper,  which is U.S. dollar denominated commercial paper of a foreign issuer.

       Variable amount master demand notes are unsecured  demand notes that permit the indebtedness  thereunder  to vary and provide for periodic  adjustments  in the interest rate according to the terms of the  instrument.  Because master demand notes are direct lending  arrangements  between a Fund and the issuer, they are not normally  traded.  Although  there is no secondary  market in the notes,  a
       Fund may demand  payment of  principal  and  accrued  interest  at any time.  A variable  amount master demand note will be deemed to have a maturity  equal to the longer of the period of time remaining  until the next  readjustment of its interest rate or the period of time  remaining  until the principal  amount can be recovered from the issuer through demand.

       The  commercial  paper in which any of the  Money  Market  Funds may  invest is subject to the issuer  diversification and quality restrictions imposed by Rule
       2a-7 under the 1940 Act. The commercial paper in which the Mortgage  Securities
       Fund may  invest  must be:  (i) rated A-1 or better by  Standard  &  Poor's
       (S&P)  or P-1 or better by Moody's  Investors  Service  (Moody's);  or (ii)
       unrated,  but issued by  companies  with  outstanding  debt issues rated AAA by
       S&P or Aaa by Moody's.

       Bank Obligations

       Bank obligations are short-term  obligations  issued by U.S. and foreign banks, including  bankers'  acceptances,  certificates  of deposit,  time  deposits and similar securities.

       Bankers'  acceptances  are  negotiable  drafts or bills of  exchange  typically drawn by an  importer  or exporter  to pay for  specific  merchandise  that are
       "accepted" by a bank, meaning, in effect, that the bank unconditionally  agrees to pay the face value of the  instrument on maturity.  Investments  in bankers'
       acceptances  will be limited to those  guaranteed by domestic and foreign banks having,  at the time of  investment,  total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

       Certificates  of deposit  and time  deposits  represent  funds  deposited  in a commercial  bank or a savings  and loan  association  for a definite  period of time and earning a specified return.

       Investments  in   certificates   of  deposit  and  time  deposits  may  include
       Eurodollar   Certificates  of  Deposit,   which  are  U.S.  dollar  denominated
       certificates  of  deposit  issued by  offices of  foreign  and  domestic  banks located outside the United States,  Yankee  Certificates of Deposit,  which are certificates of deposit issued by a U.S.  branch of a foreign bank  denominated in U.S. dollars and held in the United States,  Eurodollar Time Deposits, which are U.S.  dollar  denominated  deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time  Deposits,  which are U.S.  dollar  denominated certificates  of deposit issued by Canadian  offices of major  Canadian  banks.
       All  investments in  certificates  of deposit and time deposits will be limited to those (a) of domestic  and foreign  banks and savings and loan  associations which,  at the time of investment,  have total assets of $1 billion or more (as of the date of the institution's most recently published financial  statements)
       or (b) the  principal  amount  of  which  is  insured  by the  Federal  Deposit
       Insurance Corporation.

       The Money Market Fund,  Ohio Municipal  Money Market Fund and Florida  Tax-Free
       Money Fund may only invest in bank  obligations  issued by  domestic  banks and
       U.S.  branches  of  foreign  banks  subject  to  U.S.  banking  regulation.  In addition,  at the time of the  investment,  the issuing bank must have capital, surplus  and  undivided  profits in excess of $100  million.  Issuing  banks of obligations  in which the Mortgage  Securities  Fund invests must have capital, surplus and undivided profits in excess of $1 billion.

       The Michigan  Tax-Free Fund is limited to investing only in  dollar-denominated obligations of: (i) U.S., Canadian,  Asian or European banks with at least $500 million in total assets;  or (ii) U.S.  savings and loan  associations  with at least $1 billion in total assets.

Variable Rate Demand Notes

      Variable rate demand notes (VRDNs) are unsecured,  direct  lending  arrangements between a Fund, as the lender, and a corporation,  financial  institution,  government agency, municipality or other entity.

      VRDNs  have  interest  rates  which  float  or which  are  adjusted  at  regular intervals  ranging  from  daily to  annually.  Although  the VRDNs  are not  generally traded, a Fund may demand payment of principal and accrued  interest  according to its arrangement  with the borrower  (usually upon no more than seven days' notice).  VRDNs are,  therefore,  treated as maturing on the later of the next interest  adjustment or the date on which a Fund may next  demand  payment.  Some  VRDNs  are  backed  by bank letters of credit.

      Each  of  the  Funds  may  only  invest  in  VRDNs  which   satisfy  its  credit
requirements for commercial paper.

Other instruments may include:  obligations  (certificates of deposit,  time deposits, bank master notes, and bankers'  acceptances) of thrift institutions,  and savings and loans,  provided  that such  institutions  have total  assets of $1 billion or more as shown  on  their  last  published  financial  statements  at the  time of  investment;
short-term  corporate  obligations rated within the three highest rating categories by an NRSRO  (e.g.,  at least A by S&P or A by  Moody's)  at the time of  investment, or, if not rated,  determined  by the  Advisor to be of  comparable  quality;  general obligations  issued by the U.S.  Government  and backed by its full faith and  credit, and  obligations  issued or  guaranteed  as to  principal  and interest by agencies or instrumentalities  of the U.S.  Government (e.g.,  obligations  issued by Farmers Home
Administration,  Government  National Mortgage  Association,  Federal Farm Credit Bank
and Federal Housing Administration);  receipts,  including Treasury Receipts, Treasury
Income  Growth  Receipts  and  Certificates  of  Accrual  on  Treasuries;   repurchase
agreements  involving such  obligations;  money market funds,  and foreign  commercial paper.

Money Market Mutual Funds

Except  under  limited  circumstances  or  pursuant  to an  exemptive  relief from the
Securities and Exchange  Commission  (SEC), a Fund may not invest more than 10% of its total assets at any one time in the shares of other  funds,  5% of its total assets in the  shares  of any one  mutual  fund,  or own more  than 3% of the  shares of any one fund.  When a Fund invests in the shares of other mutual  funds,  investment  advisory and other fees will apply, and the investment's yield will be reduced accordingly.

Pursuant to an exemptive  order,  dated July 24, 2001,  received from the SEC, each of the  Equity  Funds and the  Income  Funds,  may  invest up to 25% of their  respective total  assets in  Interfund  Shares of the  Huntington  Money  Market Fund  subject to
Subchapter M and diversification rules as described under "Taxes" below .

Mortgage Dollar Roll Transactions

A dollar roll  transaction is a transaction  through which a Fund sells certain of its securities to financial  institutions such as banks and broker-dealers,  and agrees to repurchase  substantially  similar  securities  at a  mutually  agreed  upon  date and price.  At the time a Fund  enters into a dollar  roll  agreement,  it will place in a segregated  custodial  account  assets  such as U.S.  Government  securities  or other liquid high grade debt securities  consistent with its investment  restrictions having a  value  equal  to the  repurchase  price  (including  accrued  interest),  and  will subsequently  continually  monitor the account to insure that such equivalent value is maintained  at all times.  Dollar  roll  agreements  involve  the risk that the market value  of  securities  sold by a Fund  may  decline  below  the  price  at which it is obligated to repurchase the  securities.  Dollar roll  agreements are considered to be borrowings  by an  investment  company  under the 1940 Act and,  therefore,  a form of leverage.  A Fund may  experience  a negative  impact on its net asset  value (NAV) if interest  rates rise  during the term of a dollar  roll  agreement.  A Fund  generally will invest the proceeds of such  borrowings  only when such borrowings will enhance a
Fund's  liquidity or when the Fund  reasonably  expects that the interest income to be earned from the  investment  of the proceeds is greater  than the interest  expense of the transaction.

Mortgage-related Securities

Mortgage-related  securities are securities  that,  directly or indirectly,  represent participations  in,  or are  secured  by and  payable  from,  loans  secured  by  real
property.   Mortgage-related  securities  include  mortgage  pass-through  securities, adjustable rate mortgage  securities and derivative  securities such as collateralized
mortgage  obligations  and  stripped  mortgage-backed   securities.   Mortgage-related
securities  fall into three  categories:  (a) those issued or  guaranteed  by the U.S.
Government or one of its agencies or  instrumentalities,  such as Government  National
Mortgage  Association  (GNMA),   Federal  National  Mortgage  Association  (FNMA)  and
Federal Home Loan Mortgage  Corporation  (FHLMC); (b) those issued by non-governmental issuers  that  represent  interests  in, or are  collateralized  by,  mortgage-related securities  issued or  guaranteed  by the U.S.  Government  or one of its  agencies or instrumentalities;  and (c) those issued by  non-governmental  issuers that  represent an interest in, or are  collateralized  by, whole mortgage  loans or  mortgage-related securities without a government guarantee but usually with  over-collateralization  or some  other form of  private  credit  enhancement.  Non-governmental  issuers  include originators of investors in mortgage loans,  including savings and loan  associations,
mortgage   bankers,   commercial   banks,   investment   banks  and  special   purpose
subsidiaries of the foregoing.

There  are  a  number  of   important   differences   both  among  the   agencies  and
instrumentalities  of the U.S. Government that issue  mortgage-related  securities and among the securities  themselves.  Ginnie Maes are Mortgage Pass-Through  Certificates
issued  by GNMA,  which is a  wholly-owned  U.S.  Government  corporation  within  the
Department  of Housing and Urban  Development.  Ginnie Maes are  guaranteed  as to the timely  payment of principal  and  interest by GNMA and GNMA's  guarantee is backed by the full  faith  and  credit  of the  U.S.  Treasury.  In  addition,  Ginnie  Maes are supported  by the  authority  of GNMA to borrow  funds from the U.S.  Treasury to make payments  under  GNMA's  guarantee.  Mortgage-related  securities  issued  by the FNMA include FNMA  Guaranteed  Mortgage  Pass-Through  Certificates  (also known as "Fannie
Maes")   which   are   solely   the   obligations   of  the   FNMA.   The  FNMA  is  a
government-sponsored  organization owned entirely by private stockholders. Fannie Maes are  guaranteed  as to timely  payment of  principal  and interest by FNMA but are not
backed  by  or  entitled  to  the  full  faith  and  credit  of  the  U.S.   Treasury.
Mortgage-related  securities issued by the FHLMC include FHLMC Mortgage  Participation
Certificates  (also  known as  "Freddie  Macs" or  "PCS").  The  FHLMC is a  corporate instrumentality  of the  U.S.  Government,  created  pursuant  to an Act of  Congress, which is owned  entirely by Federal Home Loan Banks.  Freddie Macs are not  guaranteed by the U.S.  Treasury or by any Federal  Home Loan Bank and do not  constitute  a debt or  obligation of the U.S.  Government or of any Federal Home Loan Bank.  Freddie Macs
entitle the holder to timely  payment of interest,  which is  guaranteed by the FHLMC.
The FHLMC  guarantees  either  ultimate  collection or timely payment of all principal payments on the underlying  mortgage loans.  When the FHLMC does not guarantee  timely payment of  principal,  FHLMC may remit the amount due on account of its  guarantee of ultimate  payment of principal at any time after  default on an  underlying  mortgage, but in no event later than one year after it becomes payable.

Although  certain  mortgage-related  securities  are  guaranteed  by a third  party or otherwise  similarly secured,  the market value of the security,  which may fluctuate, is not so  secured.  If a Fund  purchases  a  mortgage-related  security at a premium, that  portion  may be lost if there is a decline in the market  value of the  security whether  resulting  from changes in interest  rates or  prepayments  in the underlying mortgage  collateral.  As  with  other  interest-bearing  securities,  the  prices  of mortgage-related  securities  are  inversely  affected by changes in  interest  rates.
However,  though the value of a  mortgage-related  security may decline when  interest rates  rise,  the  converse is not  necessarily  true,  since in periods of  declining interest  rates the mortgages  underlying  the security are prone to  prepayment.  For this and other  reasons,  a  mortgage-related  security's  effective  maturity  may be shortened by unscheduled  prepayments on the underlying  mortgages and, therefore,  it is  not  possible  to  predict  accurately  the  security's  return  to the  Fund.  In
addition,  regular  payments  received  in  respect  of  mortgage-related   securities
include both  interest  and  principal.  No assurance  can be given as to the return a
Fund will receive when these amounts are reinvested.

       Mortgage Pass-through Securities

       Mortgage  pass-through  securities provide for the pass-through to investors of their pro-rata share of monthly payments  (including any  prepayments)  made by the individual  borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such  securities and the servicer of the  underlying  mortgage loans.

      Adjustable Rate Mortgage Securities

       Adjustable  rate  mortgage   securities   (ARMS)  are   pass-through   mortgage
       securities  collateralized  by mortgages  with interest rates that are adjusted from time to time. The adjustments  usually are determined in accordance with a predetermined  interest rate index and may be subject to certain limits.  While the values of ARMS, like other debt  securities,  generally vary inversely with changes  in market  interest  rates  (increasing  in value  during  periods  of declining  interest  rates and decreasing in value during periods of increasing interest  rates),  the values of ARMS should  generally  be more  resistant  to price  swings than other debt  securities  because the  interest  rates of ARMS move with market interest rates.  The adjustable rate feature of ARMS will not, however,  eliminate  fluctuations  in the prices of ARMS,  particularly  during periods of extreme  fluctuations in interest rates. Also, since many adjustable rate  mortgages  only reset on an annual  basis,  it can be  expected  that the prices  of ARMS  will  fluctuate  to the  extent  that  changes  in  prevailing interest rates are not  immediately  reflected in the interest rates payable on the underlying adjustable rate mortgages.

       ARMS  typically  have caps which limit the maximum amount by which the interest rate may be increased  or  decreased at periodic  intervals or over the life of the loan.  To the extent that  interest  rates  increase in excess of the caps,
       ARMS can be expected to behave more like  traditional  debt  securities  and to decline in value to a greater  extent  than would be the case in the absence of such caps.  Also,  since many adjustable rate mortgages only reset on an annual basis,  it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately  reflected in the interest rates payable on the underlying adjustable rate mortgages.  The extent to which the prices of ARMS  fluctuate with changes in interest rates will also be affected by the  indices  underlying  the ARMS.  Some  indices,  such as the one-year  constant  maturity  Treasury  note rate,  closely  mirror  changes in market interest rate levels.  Others, such as the 11th District Federal Reserve
       Cost of Funds  Index  (often  related  to ARMS  issued  by  FNMA),  tend to lag changes in market levels and tend to be somewhat less volatile.

       Derivative Mortgage Securities

       Collateralized  mortgage obligations are derivative mortgage securities and are debt instruments  issued by special purpose entities which are secured by pools
       of   mortgage   loans  or  other   mortgage-related   securities.   Multi-class
       pass-through  securities  are equity  interests in a trust composed of mortgage loans or other  mortgage-related  securities.  Both are  considered  derivative mortgage  securities and are  collectively  referred to as "CMOs."  Payments of principal and interest on underlying  collateral  provide the funds to pay debt
       service  on  the   collateralized   mortgage   obligation  or  make   scheduled
       distributions on the multi-class pass-through security.

       In a CMO,  a series of bonds or  certificates  is issued in  multiple  classes.
       Each class of CMO,  often  referred to as a "tranche,"  is issued at a specific coupon rate and has a stated  maturity or final  distribution  date.  Principal prepayments  on  collateral  underlying  a CMO  may  cause  it  to  be  retired substantially earlier than the stated maturities or final distribution dates.

       The principal and interest on the underlying  mortgages may be allocated  among the several  tranches of a CMO in many ways. For example,  certain tranches may have  variable  or  floating  interest  rates and others may  provide  only the principal  or  interest  feature of the  underlying  security.  Generally,  the purpose of the allocation of the cash flow of a CMO to the various  tranches is to obtain a more  predictable  cash flow to certain of the individual  tranches than exists with the  underlying  collateral of the CMO. As a general rule, the more  predictable the cash flow is on a CMO tranche,  the lower the anticipated yield will be on that  tranche at the time of issuance  relative to  prevailing market  yields  on  mortgage-related  securities.  As  part of the  process  of creating more  predictable  cash flows on most of the tranches of a CMO, one or more tranches  generally  must be created that absorb most of the volatility in the cash flows on the underlying  mortgage loans. The yields on these tranches, which may include inverse floaters,  stripped mortgage-backed securities, and Z tranches,  discussed below, are generally higher than prevailing  market yields on  mortgage-related  securities  with similar  maturities.  As a result of the uncertainty  of the cash  flows of these  tranches,  the  market  prices of and yield on these tranches generally are more volatile.

       An inverse  floater is a CMO tranche with a coupon rate that moves inversely to a designated  index,  such as LIBOR  (London  Inter-Bank  Offered Rate) or COFI
       (Cost of Funds Index).  Like most other fixed income  securities,  the value of inverse  floaters will decrease as interest rates increase.  Inverse  floaters, however,  exhibit greater price  volatility than the majority of mortgage pass-
       through  securities or CMOs. Coupon rates on inverse floaters  typically change at a multiple of the change in the relevant  index rate.  Thus, any rise in the index  rate (as a  consequence  of an  increase  in  interest  rates)  causes a correspondingly  greater  drop in the coupon rate of an inverse  floater  while any drop in the index rate  causes a  correspondingly  greater  increase in the coupon of an inverse  floater.  Some  inverse  floaters  also  exhibit  extreme sensitivity to changes in prepayments.  Inverse  floaters would be purchased by a Fund in an attempt to protect  against a  reduction  in the income  earned on the Fund's investments due to a decline in interest rates.

       Z tranches of CMOs defer  interest  and  principal  payments  until one or more other  classes of the CMO have been paid in full.  Interest  accretes  on the Z tranche,  being added to  principal,  and is  compounded  through the accretion period.  After the other  classes  have  been paid in full,  interest  payments begin and continue through maturity.  Z tranches have  characteristics  similar to zero coupon bonds.  Like a zero coupon bond, during its accretion period a Z tranche has the  advantage  of  eliminating  the risk of  reinvesting  interest payments at lower rates during a period of declining  market interest rates. At the same time,  however,  and also like a zero coupon bond, the market value of
       a Z tranche  can be expected to  fluctuate  more widely with  changes in market interest  rates than would the market  value of a tranche  which pays  interest currently. In addition,  changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche,  and therefore also will influence its market value.

       The  Mortgage  Securities  Fund will  invest  only in CMOs  which are issued by agencies or  instrumentalities of the U.S. Government or CMOs issued by private organizations which are rated AAA by an NRSRO.

       Stripped  mortgage-backed  securities  (SMBSs) may represent an interest solely
       in  the   principal   repayments   or  solely  in  the  interest   payments  on
       mortgage-backed  securities).  SMBSs  are  derivative  multi-class  securities.
       SMBSs  are  usually   structured   with  two  classes  and  receive   different
       proportions  of  the  interest  and  principal  distributions  on the  pool  of underlying  mortgage-backed  securities.  Due to the possibility of prepayments on the underlying  mortgages,  SMBSs may be more  interest-rate  sensitive than other securities  purchased.  If prevailing interest rates fall below the level at which  SMBSs  were  issued,  there  may be  substantial  prepayments  on the
       underlying   mortgages,   leading  to  the  relatively  early   prepayments  of
       principal-only  SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of  interest-only  SMBSs (the  interest-only or "IO" class).  Therefore,  interest-only SMBSs generally increase in value as interest  rates rise and decrease in value as interest  rates fall,  counter to
       changes  in  value  experienced  by  most  fixed  income  securities.   If  the
       underlying  mortgages   experience  slower  than  anticipated   prepayments  of
       principal,  the yield on a PO class will be affected  more  severely than would be the case with a traditional  mortgage-related security. Because the yield to maturity  of an IO  class  is  extremely  sensitive  to the  rate of  principal payments  (including  prepayments)  on the related  underlying  mortgage-backed securities,  it is  possible  that  a  Fund  might  not  recover  its  original investment on interest-only  SMBSs if there are substantial  prepayments on the underlying  mortgages.  A Fund's  inability to fully recoup its  investment  in these  securities  as a result of a rapid  rate of  principal  prepayments  may occur  even if the  securities  are  rated  AAA by an  NRSRO.  In view of these
       considerations,   the  Advisor   intends  to  use  these   characteristics   of
       interest-only  SMBSs to reduce the  effects  of  interest  rate  changes on the value of a Fund's portfolio, while continuing to pursue current income.

Options

A call  option  gives the  purchaser  of the option  the right to buy a security  at a stated  price  from  the  writer  (seller)  of the  option.  A put  option  gives  the purchaser  of the option the right to sell a security at a stated  price to the writer of the option.  In a covered  call  option,  during the option  period the writer owns the security (or a  comparable  security  sufficient  to satisfy  securities  exchange requirements)  which may be sold pursuant to the option. In a covered put option,  the writer holds cash and/or  short-term  debt  instruments  sufficient in an amount equal to the  exercise  price of the  option.  In  addition,  a put or call  option  will be considered  covered  if and to the  extent  that some or all of the risk of the option has been offset by another option.  A Fund may write  combinations of covered puts and calls on the same underlying security.

In general,  a Fund may write  options in an attempt to  increase  returns or purchase options for hedging purposes.

The premium  received from writing a put or call option,  increases a Fund's return on the  underlying  security  in the event  that the  option  expires  unexercised  or is closed out at a profit.  The amount of the premium reflects,  among other things,  the relationship  between  the  exercise  price  and  the  current  market  value  of  the underlying  security,  the volatility of the underlying  security,  the amount of time remaining  until  expiration,  current  interest  rates,  and the effect of supply and demand in the  options  market and in the market for the  underlying  security.  A put option  locks in the price at which a Fund may sell a security it holds,  thus hedging against  market  declines  and a call  option  locks in the  price at which a Fund may purchase a security,  thus hedging  against  inflation.  Such  protection  is provided during the life of the put option  since the Fund,  as holder of the  option,  is able to sell the  underlying  security at the option's  exercise  price  regardless  of any decline in the underlying security's market price.

By writing a call option,  a Fund limits its  opportunity  to profit from any increase in the  market  value of the  underlying  security  above  the  exercise  price of the option  but  continues  to bear the risk of a decline  in the value of the  underlying security.  By writing a put  option,  a Fund  assumes the risk that it may be required to  purchase  the  underlying  security  for an  exercise  price  higher than its then current  market  value,  resulting  in a potential  capital  loss unless the  security substantially appreciates in value.

A Fund  may  terminate  an  option  that it has  written  prior to its  expiration  by entering  into a closing  purchase  transaction,  in which it purchases an  offsetting option.  A Fund  realizes a profit or loss from a closing  transaction  if the cost of the  transaction  (option  premium  plus  transaction  costs) is less or more than the premium received from writing the option.  Because  increases in the market price of a call  option  generally  reflect  increases  in  the  market  price  of  the  security underlying the option,  any loss resulting from a closing purchase  transaction may be offset  in whole or in part by  unrealized  appreciation  of the  underlying  security owned by a Fund.

In order  for a put  option  to be  profitable,  the  market  price of the  underlying security must decline  sufficiently  below the exercise price to cover the premium and transaction  costs.  By using put options in this manner a Fund will reduce any profit it might otherwise have realized from  appreciation of the underlying  security by the premium paid for the put option and by transaction costs.

In order for a call  option  to be  profitable,  the  market  price of the  underlying security  must rise  sufficiently  above the  exercise  price to cover the premium and transaction costs.

Those Funds that are  authorized  to write or purchase put and call options must cover such options.

The  successful  use of options  depends on the  ability  of the  Advisor to  forecast interest  rate and  market  movements.  For  example,  if a Fund  were to write a call option based on the Advisor's  expectation  that the price of the underlying  security will  fall,  but the price  rises  instead,  the Fund  could be  required  to sell the security upon  exercise at a price below the current  market  price.  Similarly,  if a
Fund were to write a put option  based on the  Advisor's  expectations  that the price of the underlying  security will rise, but the price falls instead,  the Fund could be required to purchase  the  security  upon  exercise at a price higher than the current market price.

When a Fund  purchases  an  option,  it runs the  risk  that it will  lose its  entire investment  in the  option  in a  relatively  short  period of time,  unless  the Fund exercises  the option or enters into a closing  sale  transaction  with respect to the option  during the life of the option.  If the price of the  underlying  security does not  rise  (in the  case  of a call)  or  fall  (in  the  case of a put) to an  extent sufficient to cover the option  premium and  transaction  costs, a Fund will lose part or all of its  investment in the option.  This  contrasts with an investment by a Fund in the  underlying  security,  since the Fund will not lose any of its  investment  in such security if the price does not change.

The use of options also involves the risk of imperfect  correlation  between movements in option prices and movements in the value of the underlying securities.

The  effective use of options also depends on the Fund's  ability to terminate  option positions  at times when the  Advisor  deems it  desirable  to do so.  Although a Fund will  take  an  option  position  only  if the  Advisor  believes  there  is a  liquid secondary  market for the option,  there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

A  Fund  generally  expects  that  its  options  transactions  will  be  conducted  on recognized  exchanges.  In certain  instances,  however,  a Fund may purchase and sell options in the OTC markets.  A Fund's  ability to terminate  options in the OTC market may be more  limited  than for  exchange-traded  options and may also involve the risk that securities  dealers  participating in such  transactions  would be unable to meet their obligations to a Fund. A Fund will,  however,  engage in OTC market transactions only when  appropriate  exchange-traded  transactions are unavailable and when, in the opinion of the  Advisor,  the pricing  mechanism  and  liquidity  of the OTC market is satisfactory  and the  participants  are  responsible  parties  likely  to meet  their contractual obligations.

If a secondary trading market in options were to become  unavailable,  a Fund could no longer  engage in closing  transactions.  Lack of investor  interest  might  adversely affect the  liquidity  of the market for  particular  options or series of options.  A market  may  discontinue  trading of a  particular  option or  options  generally.  In addition,  a market could become  temporarily  unavailable if unusual  events--such as volume in excess of trading  or  clearing  capability--were  to  interrupt  its normal operations.

A market may at times find it necessary to impose  restrictions  on  particular  types of options transactions,  such as opening transactions.  For example, if an underlying security ceases to meet  qualifications  imposed by the market or the Options Clearing
Corporation,  new  series  of  options  on that  security  will no longer be opened to
replace  expiring  series,  and  opening   transactions  in  existing  series  may  be
prohibited.  If an options  market were to become  unavailable,  a Fund as a holder of an option  would be able to realize  profits or limit  losses only by  exercising  the option,  and the Fund,  as option  writer,  would  remain  obligated  under the option until expiration.

Disruptions in the markets for the  securities  underlying  options  purchased or sold by a Fund could  result in losses on the  options.  If trading  is  interrupted  in an underlying  security,  the trading of options on that  security is normally  halted as well.  As a result,  a Fund as  purchaser  or  writer  of an option  will be unable to close out its  positions  until  options  trading  resumes,  and it may be faced  with considerable  losses if trading in the security  reopens at a substantially  different price.  In addition,  the Options  Clearing  Corporation or other options  markets may impose  exercise  restrictions.  If a  prohibition  on exercise is imposed at the time when  trading in the option has also been  halted,  a Fund as a purchaser or writer of an option  will be locked  into its  position  until one of the two  restrictions  has been  lifted.  If  the  Options  Clearing  Corporation  were  to  determine  that  the available  supply of an underlying  security  appears  insufficient to permit delivery by the writers of all  outstanding  calls in the event of  exercise,  it may  prohibit indefinitely  the  exercise  of put  options by holders who would be unable to deliver the  underlying  interest.  A Fund,  as holder of such a put  option,  could  lose its entire  investment  if the  prohibition  remained  in effect  until  the put  option's expiration  and the Fund was unable  either to acquire the  underlying  security or to sell the put option in the market.

Special  risks  are  presented  by  internationally-traded  options.  Because  of time differences  between the United  States and  various  foreign  countries,  and because different  holidays are observed in different  countries,  foreign options markets may be open for  trading  during  hours or on days  when U.S.  markets  are  closed.  As a result,  option premium may not reflect the current prices of the underlying  interest in the United States.

An  exchange-listed  option may be closed  out only on an  exchange  which  provides a secondary  market  for an  option of the same  series.  There is no  assurance  that a liquid  secondary  market on an exchange  will exist for any  particular  option or at any particular  time. If no secondary  market were to exist, it would be impossible to enter  into a closing  transaction  to close out an option  position.  As a result,  a
Fund may be forced to continue to hold,  or to purchase at a fixed  price,  a security on which it has sold an option at a time when the Advisor  believes it is  inadvisable to do so.

Higher than  anticipated  trading  activity or order flow or other  unforeseen  events might cause the Options  Clearing  Corporation  or an  exchange to  institute  special trading  procedures or restrictions  that might restrict a Fund's use of options.  The exchanges  have  established  limitations  on the maximum  number of calls and puts of each class that may be held or written by an  investor  or group of  investors  acting in  concert.  It is  possible  that the Trust and other  clients of the Advisor may be considered  such a group.  These position  limits may restrict the Trust's  ability to purchase or sell options on  particular  securities.  Options  which are not traded on national  securities  exchanges  may be closed  out only  with the other  party to the option  transaction.  For that reason,  it may be more difficult to close out unlisted options  than listed  options.  Furthermore,  unlisted  options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Preferred Stock

Preferred  stock is a type of equity security which  represents an ownership  interest in a corporation  and the right to a portion of the assets of the  corporation  in the event  of  a  liquidation.  This  right,  however,  is  subordinate  to  that  of  any creditors,  including  holders of debt issued by the corporation.  Owners of preferred stock  ordinarily  do not have  voting  rights,  but are  entitled to  dividends  at a specified rate.

Real Estate Investment Trusts (REITs)

REITs are pooled  investment  vehicles which invest primarily in income producing real estate or real estate  related loans or interest.  REITs are  generally  classified as equity REITs,  mortgage  REITs or a combination of equity and mortgage  REITs.  Equity
REITs  invest the  majority  of their  assets  directly  in real  property  and derive income  primarily from the collection of rents.  Equity REITs can also realize capital gains by selling  property that has  appreciated  in value.  Mortgage REITs invest the majority  of  their  assets  in real  estate  mortgages  and  derive  income  from the
collection  of  interest  payments.   The  real  property  and  mortgages  serving  as
investment  vehicles for REITs may be either  residential  or commercial in nature and may include  healthcare  facilities.  Similar to investment  companies,  REITs are not taxed on  income  distributed  to  shareholders  provided  they  comply  with  several requirements  of the  Internal  Revenue  Code (Code).  Such tax  requirements  limit a
REITs' ability to respond to changes in the commercial real estate market.

Investments  in REITs are  subject  to the same  risks as direct  investments  in real estate.  Real  estate  values rise and fall in  response  to many  factors,  including local,  regional and national  economic  conditions,  the demand for rental  property, and interest  rates.  In addition,  REITs may have limited  financial  resources,  may trade less  frequently  and in  limited  volume  and may be more  volatile  than other securities.

Repurchase Agreements

Repurchase  agreements are agreements  through which banks,  broker-dealers  and other financial  institutions  approved  by the  Trustees,  sell  securities  (usually  U.S.
Government  securities)  to a Fund  and  agree to  repurchase  those  securities  at a specified  price and time  (usually not more than seven days from the original  sale).
The seller's  obligation to pay the  repurchase  price is secured by the securities to be  repurchased.  These  securities are required to be held by the Fund, its custodian or a  third-party  custodian.  In order to  protect  the Fund's  interest,  collateral securities  must have a value of at least 100% of the resale price at all times.  (The seller must  provide  additional  collateral  in the event that this  condition is not met). In general,  the Advisor will require  collateral  securities to have a value of at least 102% of the resale price at the time the  repurchase  agreement is made.  The collateral  is marked to  market  on a daily  basis,  thus  enabling  the  Advisor  to determine when to request additional collateral from the seller.

If a seller  defaults on its  repurchase  obligation,  a Fund could  realize a loss on the sale of the  underlying  securities  to the extent  that the  proceeds of the sale
(including  accrued  interest)  are less than the  resale  price.  In  addition,  even though the U.S.  Bankruptcy  Code provides  protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Restricted and Illiquid Securities

Restricted  securities are any  securities  which are subject to restriction on resale under federal  securities law,  including  commercial  paper issued in reliance on the exemption  from  registration  afforded by Section 4(2) of the Securities Act of 1933.
Illiquid  securities are any  securities  for which there is a limited  trading market and may,  therefore,  be difficult to sell at market  value.  Because  restricted  and illiquid  securities  may be difficult  to sell at an  acceptable  price,  they may be subject to greater volatility and may result in a loss to a Fund.

Section 4(2) commercial  paper is generally sold to institutional  investors,  such as mutual funds,  who agree that they are purchasing  the paper for  investment  purposes and not with a view to public  distribution.  Any resale by the  purchaser  must be in an exempt  transaction.  Section  4(2)  commercial  paper is normally  resold to other institutional  investors  through or with the  assistance  of the issuer or investment
dealers  who  make  a  market  in  Section  4(2)  commercial   paper,  thus  providing
liquidity.  The Trust  believes  that  Section  4(2)  commercial  paper  and  possibly
certain   other   restricted   securities   which  meet  the  criteria  for  liquidity
established  by the Trustees are quite  liquid.  The Trust may treat these  securities as  liquid  and not  subject  to the  investment  limitation  applicable  to  illiquid securities.  In addition,  because Section 4(2) commercial paper is liquid,  the Trust intends  not  to  subject  such  paper  to any  limitation  applicable  to  restricted securities.

Reverse Repurchase Agreements

Each  Fund  may  borrow  funds  for  temporary   purposes  by  entering  into  reverse
repurchase  agreements,  provided such action is consistent with the Fund's investment objective and  fundamental  investment  restrictions;  as a matter of non  fundamental policy,  each  Fund  intends  to  limit  total  borrowings  under  reverse  repurchase agreements  to no more  than  10% of the  value of its  total  assets.  Pursuant  to a reverse  repurchase  agreement,  a Fund will sell  portfolio  securities  to financial institutions  such  as  banks  or to  broker-dealers,  and  agree  to  repurchase  the securities  at a mutually  agreed-upon  date and price.  A Fund  intends to enter into reverse  repurchase  agreements  only to avoid  otherwise  selling  securities  during unfavorable  market conditions to meet  redemptions.  At the time a Fund enters into a reverse repurchase  agreement,  it will place in a segregated custodial account assets such as U.S.  Government  securities or other  liquid,  high-quality  debt  securities consistent with the Fund's  investment  objective  having a value equal to 100% of the repurchase price  (including  accrued  interest),  and will  subsequently  monitor the account  to  ensure  that  an  equivalent  value  is  maintained.  Reverse  repurchase agreements  involve the risk that the market  value of the  securities  sold by a Fund may  decline  below  the  price  at  which  a Fund  is  obligated  to  repurchase  the securities.  Reverse  repurchase  agreements are considered to be borrowings by a Fund under the 1940 Act.

Securities of Other Investment Companies

The Funds may  invest in  securities  of other  investment  companies,  including  the securities of affiliated  money market  funds,  as an efficient  means of carrying out their  investment  policies and managing their  uninvested  cash.  Under normal market conditions,  the Rotating  Markets Fund intends to invest its assets in common  stocks and index-based securities in order to achieve its investment focus.

The shares of most  index-based  securities,  including ETFs, are listed and traded on stock  exchanges at market  prices,  although some shares may be redeemable at NAV for cash or  securities.  Index-based  securities  may be  purchased  in order to  achieve exposure  to a  specific  region,  country  or market  sector,  or for  other  reasons consistent  with a Fund's  investment  strategy.  As with  traditional  mutual  funds, index-based  securities  charge  asset-backed  fees,  although  these  fees tend to be
relatively  low.  Index-based   securities  generally  do  not  charge  initial  sales
charges or  redemption  fees and investors pay only  customary  brokerage  fees to buy and sell index-based securities.

Securities Lending

 In order to  generate  additional  income,  each of the Funds may lend its  portfolio securities  on a  short-term  basis to certain  brokers,  dealers  or other  financial institutions  selected by the Advisor and  approved by the  Trustees.  In  determining whether to lend to a particular broker, dealer or financial  institution,  the Advisor
will   consider   all  relevant   facts  and   circumstances,   including   the  size,
creditworthiness  and reputation of the borrower.  As a matter of fundamental  policy, the aggregate  value of all securities  loaned by Florida  Tax-Free Money Fund,  Money
Market  Fund,  Ohio  Municipal  Money Market Fund,  U.S.  Treasury  Money Market Fund,
Growth  Fund,  Income  Equity  Fund,  Fixed  Income   Securities  Fund,   Intermediate
Government   Income  Fund,   Mortgage   Securities   Fund,  Ohio  Tax-Free  Fund,  and
Short/Intermediate  Fixed Income  Securities Fund may not exceed 20% of a Fund's total assets  (5%  in  the  case  of  Michigan  Tax-Free  Fund).  Any  loans  made  will  be continuously  secured by collateral in cash or U.S.  Government  obligations  at least equal to 102% of the value of the securities on loan.

As a matter of  non-fundamental  policy,  the  Dividend  Capture  Fund,  International
Equity  Fund,  Macro 100 Fund,  Mid Corp  America  Fund,  New Economy  Fund,  Rotating
Markets  Fund and  Situs  Small  Cap Fund may each  lend  portfolio  securities  in an amount  representing  up to 33 1/3% of the value of their  total  assets  and the loan must be  collateralized  by cash or U.S.  government  obligations.  It is each  Fund's policy to  maintain  collateral  in an amount  equal to at least  100% of the  current market value of the loaned securities.

While  portfolio  securities  are on loan,  the borrower  will pay to the lending Fund any dividends or interest  received on the securities.  In addition,  the Fund retains all or a  portion  of the  interest  received  on  investment  of  the  collateral  or receives a fee from the borrower.  Although voting rights, or rights to consent,  with respect to the loaned  securities  pass to the borrower,  the lending Fund retains the right  to call  the  loans  at any  time on  reasonable  notice,  and it will do so to enable a Fund to  exercise  voting  rights on any  matters  materially  affecting  the investment. A Fund may also call such loans in order to sell the securities.

One of the  risks  in  lending  portfolio  securities,  as with  other  extensions  of credit,  is the  possible  delay in recovery  of the  securities  or possible  loss of rights in the  collateral  should the  borrower  fail  financially.  There is also the risk that, when lending portfolio  securities,  the securities may not be available to a Fund on a timely basis and a Fund may,  therefore,  lose the opportunity to sell the securities  at a  desirable  price.  In  addition,  in the event  that a  borrower  of securities  would  file  for  bankruptcy  or  become  insolvent,  disposition  of  the securities may be delayed pending court action.

Small Cap/Special Equity Situation Securities

Certain  Funds may invest in the  securities  of small  capitalization  companies  and companies in special  equity  situations.  Companies  are  considered  to have a small market  capitalization if their  capitalization is within the range of those companies in the  S&P  600 Small Cap Index.  Companies  are  considered  to be  experiencing
special   equity   situations   if  they  are   experiencing   unusual  and   possibly
non-repetitive developments, such as mergers; acquisitions;  spin-offs;  liquidations;
reorganizations;  and new products,  technology  or  management.  These  companies may offer greater  opportunities for capital  appreciation  than larger,  more established companies,  but investment in such companies may involve certain special risks.  These risks may be due to the  greater  business  risks of small size,  limited  markets and financial  resources,  narrow  product lines and frequent lack of depth in management.
The securities of such companies are often traded in the  over-the-counter  market and may not be traded in volumes  typical on a national  securities  exchange.  Thus,  the securities  of such  companies  may be less  liquid,  and  subject  to more  abrupt or
erratic  market  movements  than  securities  of  larger,   more  established   growth
companies.  Since a "special equity  situation" may involve a significant  change from a company's past  experiences,  the uncertainties in the appraisal of the future value of the company's  equity  securities  and the risk of a possible  decline in the value of the Funds' investments are significant.

Tax-Exempt Securities

Tax-exempt  securities are debt  obligations  the interest on which is, in the opinion of bond counsel for the issuing  governmental  entity or agency,  excluded  from gross income for federal  income tax  purposes.  Examples of tax-exempt  securities  include
fixed  and  floating  or  variable  rate  municipal  obligations,   tax-exempt  notes,
participation,  trust and partnership interests in municipal  obligations,  tax-exempt commercial paper, stand-by commitments and private activity bonds.

Tax-exempt  securities  are  issued to obtain  monies  for  various  public  purposes, including  the  construction  of a wide range of public  facilities  such as  bridges, highways,  roads,  schools,  water and sewer works, and other utilities.  Other public purposes for which tax-exempt  securities may be issued include refunding  outstanding obligations,  obtaining  monies for general  operating  expenses  and to lend to other public  institutions and facilities.  The two principal  classifications of tax-exempt securities  are general  obligation and limited  obligation  (or revenue)  securities.
General  obligation  securities  are  obligations  involving  the  credit of an issuer possessing  taxing  power  and are  payable  from the  issuer's  general  unrestricted revenues and not from any particular fund or source. The  characteristics  and methods of enforcement of general  obligation  securities vary according to the law applicable to the particular issuer.

Limited  obligation  securities  are payable  only from the  revenues  derived  from a particular  facility or class or facilities or, in some cases,  from the proceeds of a special excise or other specific  revenue  source,  and generally are not payable from the  unrestricted  revenues  of the  issuer.  Private  activity  bonds  generally  are limited  obligation  securities,  the credit and quality of which are usually directly related to the credit of the private user of the  facilities.  Payment of principal of and  interest  on these  bonds is the  responsibility  of the  private  user  (and any guarantor).

Tax-exempt  notes and  tax-exempt  commercial  paper are generally used to provide for short-term  capital needs,  seasonal  working  capital needs of  municipalities  or to provide interim construction  financing,  and generally have maturities of one year or less.  Tax-exempt notes include tax anticipation  notes (TANs),  revenue  anticipation notes (RANs) and bond  anticipation  notes (BANs).  TANs are issued to finance working capital  needs of  municipalities.  Generally,  they are  issued  in  anticipation  of various  seasonal tax revenues,  such as income,  sales,  use and business taxes,  and are payable  from these  specific  future  taxes.  RANs are issued in  expectation  of receipt of other  kinds of  revenue,  such as  federal  revenues  available  under the federal revenue sharing  programs.  BANs are issued to provide interim financing until long-term  financing can be arranged.  In most cases, the long-term bonds then provide the money for the repayment of the notes. In most cases,  tax-exempt  commercial paper is backed by letters of credit,  lending  agreements,  note  repurchase  agreements or other  credit  facility  agreements  offered  by banks or  other  institutions  and is actively traded.

Private  activity  bonds  (sometimes  called  "industrial  development  bonds") may be issued by or on  behalf of public  authorities  to  obtain  funds to  provide  certain privately owned or operated  facilities.  Because  dividends  attributable to interest on such  bonds may not be tax  exempt,  it may not be  desirable  for an  investor  to purchase  shares of a Fund which invests in private  activity  bonds, if such investor is a  "substantial  user" of facilities  which are financed by private  activity bonds or industrial development bonds or a "related person" of such a substantial user.

Tax-exempt  securities may be purchased  through the  acquisition of  certificates  of accrual or similar  instruments  evidencing  direct ownership of interest  payments or principal  payments,  or both, on tax-exempt  securities.  In such  arrangements,  any discount  accruing on a  certificate  or  instrument  that is purchased at a yield not greater  than the coupon rate of interest on the related  tax-exempt  securities  must be exempt  from  federal  income tax and  applicable  state  income  taxes to the same extent as interest  on such  tax-exempt  securities,  in the opinion of counsel to the initial seller of each such certificate or instrument.

Tax-exempt  securities  may also be acquired by  purchasing  from banks  participation interests  in  all or  part  of  specific  holdings  of  tax-exempt  securities.  Such participations  may be backed in whole or in part by an  irrevocable  letter of credit or  guarantee  of the selling  bank.  A Fund will have the right to sell the  interest back to the bank or other financial  institutions  and draw on the letter of credit on demand,  generally  on  seven  days'  notice,  for  all or  any  part  of  the  Fund's participation  interest  in the par value of the  municipal  obligation  plus  accrued interest.  the Advisor will  generally  exercise the demand on a letter of credit only under  the  following  circumstances:  (1)  upon  default  of any of the  terms of the documents of the  municipal  obligation,  (2) as needed to provide  liquidity in order to  meet  redemptions,  or  (3)  in  order  to  maintain  a  high  quality  investment portfolio.  The selling  bank may receive a fee in  connection  with the  arrangement.
Banks and financial  institutions  are subject to extensive  governmental  regulations which may limit the amounts and types of loans and other  financial  commitments  that may be made and interest  rates and fees which may be charged.  The  profitability  of banks and financial  institutions is largely  dependent upon the availability and cost of  capital  funds  to  finance  lending  operations  under  prevailing  money  market
conditions.   General  economic   conditions  also  play  an  important  part  in  the
operations  of these  entities and  exposure to credit  losses  arising from  possible financial  difficulties  of  borrowers  may affect the ability of a bank or  financial institution to meet its obligations with respect to a participation  interest.  A Fund which  purchases  a  participation  interest  must  receive an opinion of counsel or a ruling of the  Internal  Revenue  Service  stating that  interest  earned by it on the tax-exempt  securities in which it holds such participation  interest is excluded from gross  income for federal  regular  income tax purposes  and  applicable  state income taxes.

Prices and yields on  tax-exempt  securities  are  dependent  on a variety of factors, including  general money market  conditions,  the  financial  condition of the issuer,
general  conditions  in  the  market  for  tax-exempt  obligations,   the  size  of  a
particular  offering,  the  maturity  of the  obligation  and  ratings  of  particular issues,  and are subject to change from time to time.  Information about the financial condition  of an issuer of  tax-exempt  bonds or notes may not be as extensive as that which is made available by corporations whose securities are publicly traded.

Congress or state  legislatures  may seek to extend the time for payment of  principal or interest,  or both, or to impose other  constraints  upon enforcement of tax-exempt securities.  There is also the  possibility  that,  as a result of litigation or other conditions,  the  power  or  ability  of  issuers  to meet  their  obligations  to pay interest on and principal of their  tax-exempt  securities may be materially  impaired or their obligations may be found to be invalid or  unenforceable.  Such litigation or conditions may from time to time have the effect of introducing  uncertainties  in the market for tax exempt  obligations  or certain  segments  thereof,  or may  materially affect the credit risk with respect to particular  bonds or notes.  Adverse  economic, business,  legal or political  developments might affect all or a substantial  portion of  tax-exempt  securities  in the same manner.  Obligations  of issuers of tax-exempt securities  are subject to the  provisions of  bankruptcy,  insolvency and other laws, such as the Federal Bankruptcy Code, affecting the rights and remedies of creditors.

The Code imposes certain continuing  requirements on issuers of tax-exempt  securities regarding  the use,  expenditure  and  investment  of bond proceeds and the payment of rebates to the United  States of America.  Failure by the issuer to comply  subsequent to the issuance of  tax-exempt  bonds with certain of these  requirements  could cause interest on the bonds to become  includable  in gross income  retroactive  to the date of issuance.

The Ohio  Tax-Free  Fund may not invest in private  activity  bonds if the interest is treated as a  preference  item for  purposes  of the federal  alternative  minimum tax
(AMT).  Shareholders  should  consult  their own tax advisor  regarding  the potential effect on them (if any) of any investment in the Tax-Exempt Funds.

U.S. Government Securities

U.S.  Government  securities are securities that are either issued or guaranteed as to
payment  of  principal  and  interest  by  the  U.S.   Government,   its  agencies  or
instrumentalities.  U.S.  government  securities are limited to: direct obligations of the U.S. Treasury,  such as bills,  notes, and bonds of the U.S. Treasury,  and notes,
bonds,  and  discount  notes  of  U.S.  Government   agencies  or   instrumentalities,
including certain mortgage securities.

Some  obligations  issued or guaranteed by agencies or  instrumentalities  of the U.S.
Government,   such  as  Government   National   Mortgage   Association   participation
certificates, are backed by the full faith and credit of the U.S. Treasury.

Other such  obligations  are only supported by: the issuer's right to borrow an amount limited  to a  specific  line of  credit  from the U.S.  Treasury;  the  discretionary authority  of the U.S.  Government  to purchase  certain  obligations  of an agency or instrumentality; or the credit of the agency or instrumentality.

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity ("GSE") acting under federal authority. Some GSE securities are supported by the full faith and credit of the U.S. Government and some GSE securities are not. GSE securities backed by the full faith and credit of the U.S.
Government include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home
Administration, Federal Financing Bank, General Services Administration, Department
of Housing and Urban Development, Export-Import Bank, Overseas Private Investment
Corporation, and Washington Metropolitan Area Transit Authority Bonds.

GSE securities, not backed by the full faith and credit of the U.S. Government but that receive support through federal subsidies, loans or other benefits include the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.

Other GSE securities are not backed by the full faith and credit of the U.S.
Government and have no explicit financial support, including the Farm Credit System,
Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.  A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

U.S. Treasury Security Futures Contracts and Options

U.S.  Treasury  security  futures  contracts  require  the seller to  deliver,  or the purchaser to take delivery of, the type of U.S.  Treasury  security  called for in the contract at a specified date and price.  Options on U.S. Treasury  securities  futures contracts  give the  purchaser  the right in return for the  premium  paid to assume a position  in a  U.S.  Treasury  security  futures  contract  at the  specified  option exercise  price at any time during the period of the option.  U.S.  Treasury  security futures  contracts and options on such  contracts are used to hedge against  movements in the value of tax-exempt securities.

Successful use of U.S.  Treasury  security futures contracts depends on the ability to predict the direction of interest  rate  movements and the effects of other factors on the  value  of debt  securities.  For  example,  the  sale of U.S.  Treasury  security futures  contracts  is used  to  hedge  against  the  possibility  of an  increase  in interest rates which would  adversely  affect the value of tax-exempt  securities held in a Fund's  portfolio.  If,  unexpectedly,  the prices of the  tax-exempt  securities increase  following  a decline in  interest  rates,  the Fund will lose part or all of the benefit of the increased  value of its  securities  which it has hedged because it
will  have  offsetting  losses  in  its  futures  positions.   In  addition,  in  such
situations,  if the Fund has  insufficient  cash,  it may have to sell  securities  to meet daily maintenance  margin  requirements at a time when it may be  disadvantageous to do so.

There  is  also  a risk  that  price  movements  in  U.S.  Treasury  security  futures contracts  and related  options will not  correlate  closely  with price  movements in markets  for  tax-exempt  securities.  For  example,  if a Fund has  hedged  against a decline in the values of  tax-exempt  securities  held by it by selling U.S.  Treasury securities futures and the value of U.S. Treasury  securities  subsequently  increases while the value of its  tax-exempt  securities  decreases,  the Fund will incur losses on both its U.S. Treasury  security futures  contracts and its tax-exempt  securities.
the  Advisor  will seek to reduce  this risk by  monitoring  movements  in markets for
U.S. Treasury security futures and options and for tax-exempt securities closely.

Warrants

Warrants are basically  options to purchase  common stock at a specific price (usually at a premium  above the market value of the optioned  common stock at issuance)  valid for a  specific  period of time.  Warrants  may have a life  ranging  from less than a year to twenty years or may be  perpetual.  However,  most  warrants  have  expiration dates after which they are worthless.  In addition,  if the market price of the common stock does not exceed the  warrant's  exercise  price  during the life of the warrant, the  warrant  will  expire  as  worthless.  Warrants  have no  voting  rights,  pay no dividends,  and have no rights with respect to the assets of the  corporation  issuing them.  The  percentage  increase or  decrease  in the market  price of the warrant may tend to be greater  than the  percentage  increase or decrease in the market  price of the optioned common stock.

When-issued and Delayed Delivery Transactions

When-issued and delayed delivery  transactions  are arrangements  through which a Fund purchases  securities  with payment and delivery  scheduled for a future time. No fees or other  expenses,  other than  normal  transaction  costs,  are  incurred.  However, liquid assets of the  purchasing  Fund  sufficient to make payment for the  securities are segregated on the Fund's  records at the trade date.  These assets are then marked to market daily and  maintained  until the  transaction  has been settled.  A seller's failure to complete a  transaction  may cause a Fund to miss a desired price or yield.
In addition,  because of delayed settlement,  a Fund may pay more than market value on the  settlement  date.  the  Advisor  may choose to dispose of a  commitment  prior to settlement.

With the  exception of the  Mortgage  Securities  Fund,  which may invest up to 35% of its total assets in securities  purchased on a when-issued or delayed  delivery basis, the Dividend  Capture Fund,  the Mid Corp America Fund,  the New Economy Fund, and the
Situs Small Cap Fund,  which may invest up to 25% of their total assets in  securities purchased on a when-issued or delayed  delivery basis,  and the  International  Equity
Fund and Macro 100 Fund,  which have no such  restrictions  on total  assets,  none of the Funds intend to engage in  when-issued  and delayed  delivery  transactions  to an extent  that  would  cause the  segregation  of more than 20% of the total  value of a
Fund's assets.

Zero-coupon Securities

Zero-coupon  securities are debt obligations  which are generally issued at a discount and payable in full at  maturity,  and which do not  provide  for current  payments of interest prior to maturity.  Zero-coupon  securities  usually trade at a deep discount from their face or par value and are  subject to  greater  market  value  fluctuations from changing  interest  rates than debt  obligations of comparable  maturities  which make  current  distributions  of  interest.  As a result,  the NAV of shares of a Fund investing in  zero-coupon  securities  may fluctuate  over a greater range than shares of other  Funds  and  other  mutual  funds  investing  in  securities  making  current distributions of interest and having similar maturities.

Zero-coupon  securities may include U.S.  Treasury  bills issued  directly by the U.S.
Treasury or other  short-term debt  obligations,  and  longer-term  bonds or notes and
their  unmatured   interest  coupons  which  have  been  separated  by  their  holder, typically  a custodian  bank or  investment  brokerage  firm.  A number of  securities firms and banks have  stripped the  interest  coupons  from the  underlying  principal
(the  "corpus")  of U.S.  Treasury  securities  and resold them in  custodial  receipt programs with a number of different  names,  including  TIGRS and CATS. The underlying
U.S.  Treasury bonds and notes  themselves are held in book-entry  form at the Federal
Reserve  Bank or,  in the case of bearer  securities  (i.e.,  unregistered  securities which are owned  ostensibly  by the bearer or holder  thereof),  in trust on behalf of the owners thereof.

In addition,  the U.S. Treasury has facilitated  transfers of ownership of zero-coupon securities  by  accounting  separately  for the  beneficial  ownership  of  particular interest coupons and corpus payments on U.S. Treasury  securities  through the Federal
Reserve   book-entry   record-keeping   system.   The  Federal  Reserve  program,   as
established  by the  U.S.  Treasury  Department,  is known as  "STRIPS"  or  "Separate
Trading  of  Registered  Interest  and  Principal  of  Securities."  Under the  STRIPS
program,  a Fund  will be  able to have  its  beneficial  ownership  of U.S.  Treasury zero-coupon  securities recorded directly in the book-entry  record-keeping  system in lieu of having to hold  certificates  or other evidence of ownership of the underlying
U.S.  Treasury  securities.   When  debt  obligations  have  been  stripped  of  their
unmatured  interest  coupons by the holder,  the stripped coupons are sold separately.
The  principal or corpus is sold at a deep  discount  because the buyer  receives only the right to receive a future  fixed  payment on the security and does not receive any rights to periodic cash  interest  payments.  Once  stripped or separated,  the corpus and coupons  maybe sold  separately.  Typically,  the coupons are sold  separately  or grouped with other  coupons with like  maturity  dates and sold in such bundled  form.
Purchasers of stripped obligations  acquire, in effect,  discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

                                   INVESTMENT RISKS

There are many factors which may affect an investment in the Funds.  The Funds'
principal risks are described in the Prospectus.  Additional risk factors are outlined below.

Risks of ADRs and Domestically Traded Securities of Foreign Issuers

Because the Funds (except Mortgage Securities Fund) may invest in ADRs and other domestically traded securities of foreign companies, the Funds' Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.  Foreign companies may not provide information as frequently or to as great an extent as companies in the United States.  Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press.  In addition, foreign companies may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S.
companies.  These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information concerning companies in the United States.

Call Risk

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Concentration Risk

When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region, it is subject to increased risk. As is the case with respect to each of the single state Funds, performance will generally depend on the region's performance, which may differ in direction and degree from that of the overall stock market. In addition, financial, economic, business and political developments affecting the region may have a greater effect on these Funds.

Credit (or Default) Risk

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor's credit assessment.
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate.  The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
Credit risk includes the  possibility  that a party to a transaction  involving a Fund will fail to meet its  obligations.  This  could  cause a Fund to lose the  benefit of the  transaction  or  prevent  a Fund  from  selling  or buying  other  securities  to implement its investment strategy.

Currency Risk

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a Fund's foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Derivative Contracts Risk

The use of derivative  contracts  involves risks different  from, or possibly  greater
than,  the  risks   associated  with  investing   directly  in  securities  and  other
traditional  investments.  First,  changes in the value of the derivative contracts in which  a Fund  invests  may  not be  correlated  with  changes  in  the  value  of the underlying  asset or if they are correlated,  may move in the opposite  direction than originally  anticipated.  Second,  while some  strategies  involving  derivatives  may reduce  the risk of loss,  they may also  reduce  potential  gains or, in some  cases, result in losses by  offsetting  favorable  price  movements  in  portfolio  holdings.
Third,  there is a risk that  derivative  contracts  may be  mispriced  or  improperly valued  and,  as a result,  a Fund may need to make  increased  cash  payments  to the counterparty.  Fourth,  derivative  contracts  may cause a Fund to  realize  increased ordinary  income or  short-term  capital  gains (which are treated as ordinary  income
for  Federal   income  tax  purposes)   and,  as  a  result,   may  increase   taxable
distributions to shareholders.  Fifth, a common provision in OTC derivative  contracts permits the  counterparty  to terminate  any such  contract  between it and a Fund, if the value of a Fund's total net assets  declines below a specified  level over a given time period.  Factors that may  contribute  to such a decline  (which  usually must be substantial) include significant  shareholder  redemptions and/or a marked decrease in the  market  value of a Fund's  investments.  Any such  termination  of the Fund's OTC derivative  contracts may adversely affect a Fund (for example,  by increasing  losses and/or  costs,  and/or  preventing  a Fund  from  fully  implementing  its  investment strategies).  Finally,  derivative contracts may also involve other risks described in this SAI,  such as stock  market,  interest  rate,  credit,  currency,  liquidity  and leverage risks.

Equity Risk

Equity risk is the risk that stock  prices will fall  quickly  and  dramatically  over short or  extended  periods  of  time.  Stock  markets  tend to move in  cycles,  with periods of rising prices and period of falling prices.  Often,  dramatic  movements in prices occur in response to reports of a company's  earnings,  economic  statistics or other factors which affect an issuer's profitability.

To  the  extent  that a Fund  invests  in  smaller  capitalization  stocks,  it may be subject  to greater  risks  than those  associated  with  investment  in larger,  more established  companies.  Small companies tend to have limited  product lines,  markets or  financial  resources,  and may be  dependent on a small  management  group.  Small company stocks may be subject to more abrupt or erratic price  movements,  for reasons such as lower trading  volumes,  greater  sensitivity to changing  conditions and less certain  growth  prospects.  Additionally,  there are fewer  market  makers  for these stocks and wider spreads  between quoted bid and asked prices in the  over-the-counter market  for  these  stocks.  Small  cap  stocks  also tend to be  subject  to  greater liquidity risk,  particularly during periods of market disruption,  and there is often less publicly available information concerning these securities.

Extension Risk

Extension risk is the  possibility  that rising  interest rates may cause  prepayments to occur at a slower than expected rate. This  particular risk may effectively  change a security which was considered  short- or  intermediate-term  at the time of purchase into a long-term  security.  Long-term  securities  generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.
Foreign Custodial Services and Related Investment Costs

Foreign custodial services and other costs relating to investment in international securities markets are generally more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the
United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to a Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press.  In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign  countries  may have  restrictions  on foreign  ownership of securities or may impose exchange  controls,  capital flow  restrictions  or  repatriation  restrictions which could adversely affect the liquidity of a Fund's investments.

Index-Based Securities Risk

An investment in index-based  securities  generally presents the same primary risks as an investment in a  conventional  fund (i.e.,  one that is not  exchange-traded)  that
has  the  same  investment  objectives,   strategies,   and  policies.  The  price  of
index-based  securities  can  fluctuate  up or down,  and the Funds  could  lose money investing  in  index-based  securities  if the prices of the  securities  owned by the
index-based   security  go  down.  In  addition,   index-based   securities  that  are
exchange-traded  may  be  subject  to  the  following  risks  that  do  not  apply  to conventional  funds:  (i) the market  price of an  index-based  security's  shares may trade  above or below  their NAV;  (ii) an active  trading  market for an  index-based security's  shares  may  not  develop  or  be  maintained;  or  (iii)  trading  of  an index-based  security's shares may be halted if the listing exchange's  officials deem
such  action  appropriate,   the  shares  are  delisted  from  the  exchange,  or  the
activation of  market-wide  "circuit-breakers"  (which are tied to large  decreases in stock prices) halts stock trading generally.

Interest Rate Risk

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall.  However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Investment Style Risk

The risk that the  particular  type of  investment  on which a Fund  focuses  (such as small cap value  stocks or  large-cap  growth  stocks)  may  underperform  other asset classes or the overall  market.  Individual  market segments tend to go through cycles of performing  better or worse than other types of securities.  These periods may last as long as several  years.  Additionally,  a particular  market segment could fall out of favor  with  investors,  causing a Fund that  focuses  on that  market  segment  to underperform those that favor other kinds of securities.

Leverage Risk

Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a
Fund's risk of loss and potential for gain.

Liquidity Risk

Liquidity  risk  refers  to the  possibility  that a Fund  may  not be  able to sell a security  or close out a  derivative  contract  when it wants to. If this  happens,  a
Fund will be  required to continue  to hold the  security or keep the  position  open, and a Fund could incur  losses.  OTC  derivative  contracts  generally  carry  greater liquidity risk than exchange-traded contracts.

Market Risk

Market risk is the risk that the value of a security  will move up or down,  sometimes rapidly  and  unpredictably.  These  fluctuations,  which  are  often  referred  to as
"volatility,"  may cause a  security  to be worth less than it was worth at an earlier time.  Market  risk may affect a single  issuer,  industry or sector of the economy or the market as a whole.  Market risk is common to most  investments,  including  stocks and bonds,  and the mutual  funds that invest in them.  Bonds and other  fixed  income securities  generally involve less market risk than stocks.  The risks of investing in bonds,  however,  can vary  significantly  depending  upon  factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Prepayment Risk

Many types of  fixed-income  securities  are  subject to  prepayment  risk,  including mortgage-backed  securities.  Prepayment risk occurs when the issuer of a security can repay  principal prior to the security's  maturity.  This is more likely to occur when interest rates fall.  The  prepayment of principal can adversely  affect the return of the Fund since it may have to reinvest  the  proceeds in  securities  that pay a lower interest rate.

Generally,  mortgage-backed  securities  compensate for the increased risk  associated with  prepayments by paying a higher yield.  The additional  interest paid for risk is measured by the  difference  between the yield of a mortgage  backed  security and the yield  of a U.S.  Treasury  security  with a  comparable  maturity  (the  spread).  An increase  in the  spread  will  cause the  price of the  mortgage-backed  security  to decline.  Spreads  generally  increase  in  response  to  adverse  economic  or market conditions.  Spreads  may  also  increase  if the  security  is  perceived  to have an increased prepayment risk or is perceived to have less market demand.

Security-Specific Risk

Security-specific  risk is the risk that the  value of a  particular  security  may or may not move in the same  direction  as the market as a whole.  All Funds are  subject to this type of risk.

Special Risk Factors  Applicable to the Ohio Municipal  Money Market Fund and the Ohio
Tax-Free Fund

Since these Funds invest  primarily in issuers from Ohio,  the Funds may be subject to additional risks compared to funds that invest in multiple  states.  Ohio's economy is relatively  diversified  across the  manufacturing,  agriculture and services sectors.
However,  the manufacturing  sector, in particular  automobile  manufacturing  related industries,  is still a major  employer  within  Ohio  and  exposes  the  state to the economic dislocations which occur within cyclical industries.

Special Risk Factors Applicable to the Michigan Tax-Free Fund

Since the Fund invests  primarily in issuers  from  Michigan,  the Fund may be subject to  additional  risks  compared to funds that invest in multiple  states.  Although it
has  diversified,   Michigan's   economy  is  still  heavily  dependent  upon  certain
industries,   especially  automobile,   manufacturing  and  related  industries.   Any
downturn in these industries may adversely affect the economy of the state.

Special Risk Factors Applicable to the Florida Tax-Free Money Fund

Since the Fund  invests  primarily  in  issuers  located in  Florida,  the Fund may be subject  to  additional  risks  compared  to funds  that  invest in  multiple  states.
Florida's  economy  is  centered  on the  trade  and  services  industry;  it is  also influenced  by  agriculture  and  tourism,  which is the main  driver  of the  state's economy.


                               INVESTMENT RESTRICTIONS

The following  investment  restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund.

Florida Tax-Free Money Fund, Money Market Fund, Ohio Municipal Money Market Fund,
U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Intermediate
Government Income Fund, Fixed Income Securities Fund, Michigan Tax-Free Fund,
Mortgage Securities Fund, Ohio Tax-Free Fund, and Short/Intermediate Fixed Income
Securities Fund may not:

       (1)  Except for the Tax-Exempt  Funds,  invest more than 5% of the value of its total assets in the  securities  of any one issuer (this  limitation  does not apply to securities  issued or  guaranteed  by the U.S.  Government or any of its  agencies  or  instrumentalities  or to  repurchase  agreements secured by such obligations).

       (2)  Purchase more than 10% of the voting securities of any issuer.

       (3)  Invest 25% or more of the value of its total assets (i) in  securities  of companies  primarily  engaged  in any one  industry  (other  than the U.S.
            Government,  its agencies and  instrumentalities  and  securities of other investment  companies),  and (ii) with respect to the Tax-Exempt Funds, in municipal  obligations  of one  issuer or which are  related in such a way that,  in the opinion of the Advisor,  an economic,  business or political
            development    other   than   state-wide,    national   or   international
            development)  affecting one such  municipal  obligation  would also affect others in a similar manner.  Such  concentration  may occur as a result of
            changes  in  the  market   value  of   portfolio   securities,   but  such
            concentration may not result from investment.

       (4)  Loan  more  than  20% of  the  Funds'  portfolio  securities  to  brokers,
            dealers  or  other  financial  organizations.   All  such  loans  will  be
            collateralized   by  cash  or  U.S.   Government   obligations   that  are
            maintained  at all  times  in an  amount  equal  to at  least  102% of the current value of the loaned securities.

       (5)  For all Funds  except the Florida  Tax-Free  Money Fund,  invest more than
            10% (15% in the case of the  Government  Income  Fund) of the value of its total  assets in  illiquid  securities  including  restricted  securities, repurchase  agreements of over seven days'  duration and OTC options.  The
            Florida  Tax-Free  Money Fund will not  invest  more than 10% of the value of its net  assets in such  illiquid  securities.  The Money  Market  Fund will  not  include  in  this  limitation  commercial  paper  issued  under
            Section 4(2) of the  Securities  Act of 1933 and certain other  restricted securities  which meet the criteria for  liquidity as  established  by the
            Trustees.

       (6)  Borrow  in  excess of 5% of its total  assets  (borrowings  are  permitted only as a temporary  measure for  extraordinary or emergency  purposes) or pledge  (mortgage)  its assets as  security  for an  indebtedness,  except that each of the Michigan  Tax-Free Fund,  Intermediate  Government Income
            Fund and  Florida  Tax-Free  Money Fund may borrow from banks up to 10% of the  current  value of its total net assets  for  temporary  or  defensive purposes  and those  borrowings  may be  secured by the pledge of not more than 15% (10% for the Florida  Tax-Free  Money Fund) of the current  value of its total net assets (but  investments  may not be  purchased  by these
            Funds while any such borrowings are outstanding).

       (7)  Invest  more  than 5% of its  total  assets in  securities  of any  issuer which,  together  with any  predecessor,  has been in  operation  for less than three years.

       (8)  Purchase  or sell real  estate or real estate  mortgage  loans;  provided, however,  that the Funds may invest in  securities  secured by real estate or interests  therein or issued by  companies  which invest in real estate or interests therein.

       (9)  Purchase or sell  commodities  or commodities  contracts,  or interests in oil, gas, or other mineral  exploration or development  programs provided, however,  that the Funds may  invest in  futures  contracts  for bona fide hedging  transactions,  as defined in the  General  Regulations  under the
            Commodity  Exchange Act, or for other  transactions  permitted to entities exempt from the definition of the term  commodity  pool operator,  as long as,  immediately  after entering a futures contract no more than 5% of the fair  market  value of the Funds'  assets  would be  committed  to initial margins.

       (10) Purchase  securities  on margin or effect  short  sales  (except  that the
            Funds may  obtain  such  short-term  credits as may be  necessary  for the clearance of purchases or sales of securities).

       (11) Engage in the  business  of  underwriting  securities  issued by others or purchase  securities,  other than time deposits and restricted  securities
            (i.e.,  securities  which  cannot  be  sold  without  registration  or  an
            exemption   from   registration),   subject   to  legal   or   contractual
            restrictions on disposition.

       (12) Make  loans to any  person or firm  except as  provided  below;  provided, however,  that the making of a loan shall not be  construed to include (i)
            the  acquisition  for  investment  of  bonds,  debentures,  notes or other evidences of  indebtedness  of any  corporation  or  government  which are publicly  distributed or of a type customarily  purchased by institutional investors (which are debt  securities,  generally rated not less than A by
            Moody's or S&P,  or the equivalent,  privately issued and purchased by such entities as banks,  insurance  companies and  investment  companies), or (ii) the entry into repurchase  agreements.  However, each of the Funds
            may  lend  its  portfolio   securities   to  brokers,   dealers  or  other
            institutional  investors  deemed  by the  Advisor,  the  Trust's  manager, pursuant to criteria  adopted by the Trustees,  to be creditworthy  if, as a result thereof,  the aggregate  value of all securities  loaned does not exceed  20% (5% in the case of the  Michigan  Tax-Free  Fund) of the value
            of  total  assets  and  the  loan  is   collateralized  by  cash  or  U.S.
            Government  obligations  that are  maintained  at all  times in an  amount equal  to at  least  102%  of the  current  market  value  of  the  loaned securities.  Such  transactions  will comply with all applicable  laws and regulations.

       (13) Purchase  from or sell  portfolio  securities  to  officers,  Trustees  or other  "interested  persons"  (as  defined  in the 1940 Act) of the Funds, including its investment  manager and its affiliates,  except as permitted by the 1940 Act and exemptive Rules or Orders thereunder.

       (14) Issue senior securities.

       (15) Purchase  or  retain  the  securities  of any  issuer  if,  to the  Funds'
            knowledge,  one or more of the  officers,  directors  or  Trustees  of the
            Trust,  the  investment  advisor or the  administrator,  individually  own beneficially  more than one-half of one percent of the  securities of such issuer and together own beneficially more than 5% of such securities.

       (16) Purchase the securities of other  investment  companies except by purchase in the open market  where no  commission  or profit to a sponsor or dealer results from such purchase  other than the customary  broker's  commission or except when such  purchase is part of a plan of merger,  consolidation,
            reorganization  or  acquisition  and  except  as  permitted   pursuant  to
            Section 12(d)(1) of the 1940 Act.

       (17) Under  normal  circumstances,  the Ohio  Tax-Free  Fund  will  invest  its assets so that at least 80% of the  income it  distributes  will be exempt from federal income tax and Ohio state income tax.

      (18)  Under normal  circumstances,  the Michigan  Tax-Free  Fund will invest its assets so that at least 80% of the  income it  distributes  will be exempt from federal income tax and Michigan state income tax.

      (19)  Under normal  circumstances,  the Florida  Tax-Free Money Fund will invest its  assets so that at least  80% of the  income  it  distributes  will be exempt from  federal  regular  income tax. If the Fund name  includes  the word  "tax-free"  the Fund will  invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax.

      (20)  Under  normal  circumstances,  the Ohio  Municipal  Money Market Fund will invest its assets so that at least 80% of the income it  distributes  will be exempt from federal  regular  income tax and the personal  income taxes imposed by the State of Ohio and Ohio municipalities.

Except with respect to borrowing  money,  all  percentage  limitations  on investments will apply at the time of the  making of an  investment  and should not be  considered violated unless an excess or deficiency  occurs or exists  immediately  after and as a result of such investment.

Dividend  Capture Fund,  International  Equity Fund,  Macro 100 Fund, Mid Corp America
Fund, New Economy Fund, Rotating Markets Fund and Situs Small Cap Fund:

       (1)  May not  concentrate  investments  in a  particular  industry  or group of industries  as  concentration  is defined under the 1940 Act, or the rules or regulations  thereunder,  as such statute,  rules or regulations may be amended from time to time.

       (2)  May issue senior  securities  to the extent  permitted by the 1940 Act, or
            the  rules  or  regulations   thereunder,   as  such  statute,   rules  or
            regulations may be amended from time to time.

       (3)  May lend or borrow  money to the extent  permitted by the 1940 Act, or the rules or  regulations  thereunder,  as such statute,  rules or regulations may be amended from time to time.

       (4)  May  purchase  or  sell  commodities,   commodities   contracts,   futures
            contracts,  or real  estate to the extent  permitted  by the 1940 Act,  or
            the  rules  or  regulations   thereunder,   as  such  statute,   rules  or
            regulations may be amended from time to time.

       (5)  May  underwrite  securities  to the extent  permitted  by the 1940 Act, or
            the  rules  or  regulations   thereunder,   as  such  statute,   rules  or
            regulations may be amended from time to time.

(6)   May pledge,  mortgage or hypothecate  any of its assets to the extent  permitted by  the  1940  Act,  or the  rules  or  regulations  thereunder,  as  such statute, rules or regulations may be amended from time to time.

       (7)  May not change its  diversification  status without  shareholder  approval as required by the 1940 Act.

The  fundamental  limitations  of Dividend  Capture Fund,  International  Equity Fund,
Macro 100 Fund,  Mid Corp America Fund,  New Economy Fund,  Rotating  Markets Fund and
Situs Small Cap Fund have been adopted to avoid  wherever  possible  the  necessity of shareholder  meetings  otherwise required by the 1940 Act. This recognizes the need to react  quickly  to  changes  in  the  law  or  new  investment  opportunities  in  the securities markets and the cost and time involved in obtaining  shareholder  approvals for  diversely  held  investment  companies.  However,  the Funds  also  have  adopted non-fundamental  limitations,  set forth below,  which in some  instances  may be more
restrictive   than   their   fundamental   limitations.   Any   changes  in  a  Fund's
non-fundamental  limitations will be communicated to the Fund's  shareholders prior to effectiveness.

Note,  with respect to the Rotating  Markets Fund,  the Fund will not invest more than
25% of its total assets in the securities of exchange  traded funds which  concentrate
(i.e.,  invest more than 25% of their assets) in the same industry,  provided that (i)
through its investment in exchange  traded funds,  the Fund indirectly may invest more than 25% of its assets in one industry,  and (ii) the Fund will  concentrate more than
25% of its assets in the investment company industry.

1940  Act  Restrictions.   Under  the  1940  Act,  and  the  rules,   regulations  and
interpretations  thereunder,  a "diversified company," as to 75% of its totals assets, may not purchase  securities of any issuer (other than  obligations  of, or guaranteed by, the U.S.  Government,  its agencies or its  instrumentalities  and  securities  of other  investment  companies) if, as a result,  more than 5% of the value of its total assets  would be  invested  in the  securities  of such issuer or more than 10% of the issuer's  voting  securities  would  be held by the  fund.  For the  Tax-Exempt  Funds
only,   as  a  matter  of   non-fundamental   policy,   they  will   comply  with  the
diversification  requirements of Rule 2a-7,  which are more rigorous.  "Concentration"
is  generally  interpreted  under  the 1940 Act to be  investing  more than 25% of net assets in an  industry  or group of  industries.  The 1940 Act limits  the  ability of investment companies to borrow and lend money and to underwrite  securities.  The 1940
Act currently  prohibits an open-end fund from issuing senior  securities,  as defined in the 1940 Act, except under very limited circumstances.

Additionally,  the 1940 Act limits the Funds ability to borrow money  prohibiting  the
Fund  from  issuing  senior  securities,  except  the  Fund may  borrow  from any bank provided that  immediately  after any such borrowing  there is an asset coverage of at least 300% for all  borrowings  by the Fund and  provided  further,  that in the event that such asset  coverage  shall at any time fall below 300%,  the Fund shall,  within three days  thereafter  or such longer  period as the SEC may  prescribe  by rules and regulations,  reduce the  amount of its  borrowings  to such an extent  that the asset coverage of such borrowing shall be at least 300%.

Regulatory  Compliance.  The Funds may  follow  non-fundamental  operational  policies that are more  restrictive  than  their  fundamental  investment  limitations,  as set forth in the  Prospectuses  and this SAI, in order to comply with  applicable laws and regulations,  including  the  provisions  of and  regulations  under the 1940 Act.  In particular,  the Money Market Funds will comply with the various  requirements of Rule
2a-7 (the Rule),  which regulates money market mutual funds.  The Funds will determine the  effective  maturity  of its  investments  according  to the  Rule.  The Funds may change  these  operational  policies  to reflect  changes in the laws and  regulations without the approval of its shareholders.

The following are non-fundamental policies of the indicated Fund:

U.S. Treasury Money Market Fund*

o     under normal  circumstances,  the U.S. Treasury Money Market Fund will invest at least  80% of its  "Assets"  (net  assets  plus the  amount of any  borrowings  for investment  purposes) in direct  obligations  of the U.S.  Treasury and  repurchase agreements collateralized by such obligations.

Income Equity Fund*

o     under normal  circumstances,  the Income Equity Fund will invest at least 80% of the  value of its  "Assets"  (net  assets  plus the  amount of any  borrowings  for investment purposes) in equity securities.

Macro 100 Fund

o     under normal  circumstances,  the Macro 100 Fund will invest at least 80% of its
   "Assets" (net assets plus the amount of any  borrowings  for  investment  purposes)
   in equity securities.

Mid Corp America Fund*

o     under normal  circumstances,  the Mid Corp America Fund will invest at least 80%
   of its  "Assets"  (net  assets  plus the amount of any  borrowings  for  investment purposes) in common stocks of mid-cap companies.

o     under normal  circumstances,  the Mid Corp America Fund will invest at least 80%
   of its  "Assets"  (net  assets  plus the amount of any  borrowings  for  investment purposes) in investments in the United States of America.

International Equity Fund*

o     under normal  circumstances,  the International Equity Fund will invest at least
   80% of the value of its  "Assets"  (net  assets  plus the amount of any  borrowings for investment purposes) in equity securities.

Rotating Markets Fund

o     under normal  circumstances,  the Rotating Markets Fund will invest at least 80%
   of its  "Assets"  (net  assets  plus the amount of any  borrowings  for  investment purposes)  directly,  or  indirectly  through  index-based  securities,  in  equity stocks comprising the equity market segment chosen by the Advisor.

Situs Small Cap Fund*

o     under  normal  circumstances,  the Situs Small Cap Fund will invest at least 80%
   of the value of its  "Assets"  (net  assets plus the amount of any  borrowings  for investment purposes) in equity securities of small capitalization companies.

Fixed Income Securities Fund*

o     under  normal  circumstances,  the Fixed Income  Securities  Fund will invest at least  80% of the  value  of its  "Assets"  (net  assets  plus  the  amount  of any borrowings for investment purposes) in fixed income securities.

Intermediate Government Income Fund*

o     under  normal  circumstances,  the  Intermediate  Government  Income  Fund  will invest at least 80% of the value of its  "Assets"  (net  assets  plus the amount of any borrowings for investment purposes) in U.S. Government securities.

Mortgage Securities Fund*

o     under normal  circumstances,  the Mortgage  Securities Fund will invest at least
   80% of the value of its  "Assets"  (net  assets  plus the amount of any  borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.

* Except for Rotating  Markets  Fund and Macro 100 Fund,  the above Funds will provide shareholders  with at least 60 days prior  notice of any change in these  policies  as required by SEC Rule 35d-1.  These policies shall be  interpreted  and  implemented in accordance with its purpose,  which is solely to comply with Rule 35d-1.  However, the
Rotating Markets Fund and Macro 100 Fund will propose the same  shareholder  notice on a voluntary basis.

The following  investment  limitations  of the Dividend  Capture  Fund,  International
Equity  Fund,  Macro 100 Fund,  Mid Corp  America  Fund,  New Economy  Fund,  Rotating
Markets  Fund and Situs Small Cap Fund are  non-fundamental  policies.  The Funds will not:

       (1)  Invest in companies for the purpose of exercising control.

       (2)  Pledge,  mortgage  or  hypothecate  assets,  except  to  secure  temporary borrowings  permitted by the Fund's fundamental  limitation,  in aggregate amounts not to exceed 15% of total  assets  taken at current  value at the time of the  incidence of such loan,  except as permitted  with respect to securities lending.

       (3)  Purchase or sell real estate,  real estate limited  partnership  interest, commodities  or  commodities  contracts  (except that the Funds may invest in futures  contracts  and options on futures  contracts,  as disclosed in the  Prospectuses)  and interest in a pool of securities  that are secured
            by  interests  in  real  estate.   However,   subject  to  its   permitted
            investments,  the  Funds  may  invest in  companies  which  invest in real estate, commodities or commodities contracts.

       (4)  Make short  sales of  securities,  maintain a short  position  or purchase securities  on  margin,  except  that  the  Funds  may  obtain  short-term credits as necessary for the clearance of security transactions.

       (5)  Act as an  underwriter  of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

                                  PORTFOLIO TURNOVER

The  portfolio  turnover  rate of a Fund is  defined  by the SEC as the  ratio  of the lesser of annual  sales or purchases to the monthly  average  value of the  portfolio, excluding from both the numerator and the  denominator  securities  with maturities at the time of acquisition of one year or less. Under that  definition,  the Money Market
Funds will have no portfolio  turnover.  Portfolio  turnover  generally  involves some expense  to a Fund,  including  brokerage  commissions  or dealer  mark-ups  and other transactions costs on the sale of securities and reinvestment in other securities.

For the fiscal years ended  December 31, 2005 and 2004,  the portfolio  turnover rates for each of the following Funds were as follows:

-------------------------------------------------------------------------------------------
Fund                                                             2005            2004
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Dividend Capture Fund                                          131% (1)          101%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Growth Fund                                                      20%             12%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Income Equity Fund                                               33%             35%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
International Equity Fund                                        21%             31%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Macro 100 Fund                                                 87% (2)          -- (3)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mid Corp America Fund                                             7%              4%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
New Economy Fund                                                 61%             28%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Rotating Markets Fund                                            48%             86%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Situs Small Cap Fund                                             14%             16%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Fixed Income Securities Fund                                     59%             53%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Intermediate Government Income Fund                              34%             43%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Michigan Tax-Free Fund                                           49%             17%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Mortgage Securities Fund                                         29%             38%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Ohio Tax-Free Fund                                               45%             13%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Short/Intermediate Fixed Income Securities Fund                  31%             54%
-------------------------------------------------------------------------------------------

(1) The increase in these Funds' portfolio turnover rate in 2005 is due to the
Funds' investment policy which by nature is conducive to higher portfolio turnover when appropriate under market conditions.

(2) The increase in the Fund's portfolio turnover rate in 2005 was due to the fact that the Fund had only a partial operating year in 2004.  The Fund experienced more typical portfolio changes over the course of 2005.

(3) Reflects operations for the period from April 30, 2004 (commencement of operations) to December 31, 2004.

                   WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

Trustees and Officers
The following  tables give information  about the Independent  Trustees and the senior officers  of the Trust.  Each  Independent  Trustee  oversees  all  portfolios  of the
Trust  and  serves  for  an   indefinite   term   (subject  to  mandatory   retirement
provisions).  Information  about  each  Independent  Trustee  is  provided  below  and includes each person's:  name, address,  age (as of the date of the Funds' most recent fiscal year end), present position(s) held with the Trust,  principal  occupations for the past five years, other directorships  held, and total compensation  received as an
Independent  Trustee  from the  Trust and the  Huntington  Fund  Complex  for its most recent  fiscal year.  Unless  otherwise  noted,  the  business  address of each person listed below is c/o Huntington  Funds,  5800  Corporate  Drive,  Pittsburgh,  PA. Each
officer is elected  annually.  As of December 31, 2005,  The  Huntington  Fund Complex
consisted  of  two  investment  companies:  the  Trust  with  19  portfolios  and  the
Huntington VA Funds with 10  portfolios.  Each  Independent  Trustee serves as Trustee for all portfolios of the Huntington Fund Complex.

As of April 3, 2006, the Trustees and officers as a group owned less than 1% of
Shares of the Trust.

Interested Trustees Background and Compensation
------------------------------------------------------------------------------------------
Name                      Principal Occupation(s) for Past Five      Total Compensation
Age                       Years and Previous Position(s)             From Trust and
Positions Held with                                                  Huntington Fund
Trust Length of Time                                                 Complex
Served                                                               (past calendar year)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Thomas J. Westerfield     Principal Occupation: Since August 2005,
Age: 50                   of Counsel, Dinsmore & Shohl LLP (law        $37,250
TRUSTEE                   firm).
Began serving: January
2001                      Previous Position: From 1993 to 2005, of
                          Counsel, Cors & Bassett LLC (law
                          firm).

------------------------------------------------------------------------------------------
+ Thomas J.  Westerfield has been deemed an Interested  Trustee due to the position he holds with Dinsmore  &  Shohl LLP, which may be retained to provide legal services to Huntington.

Independent Trustees Background and Compensation
------------------------------------------------------------------------------------------
Name                        Principal Occupations during the past    Total Compensation
                            five fiscal years, Previous Position(s)  From Trust and
Age                         and Other Directorships Held             Huntington Fund
Positions Held with Trust                                            Complex
Date Service Began                                                   (past calendar year)
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David S. Schoedinger        Principal Occupation: Since 1965,              $39,500
Age: 63                     Chairman of the Board, Schoedinger
CHAIRMAN OF THE BOARD       Funeral Service.  Since 1987, CEO,
AND TRUSTEE                 Schoedinger Financial Services, Inc.
Began serving: May 1990
                            Previous Position: From 1992 to 1993,
                            President, Board of Directors of
                            National Selected Morticians (national
                            trade association for morticians).

                            Other Directorships Held: Huntington VA
                            Funds (10 portfolios).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John M. Shary               Principal Occupations: Retired.                $34,500
Age: 75
TRUSTEE                     Previous Positions: Member, Business
Began serving: October      Advisory Board, HIE-HEALTHCARE.COM
1991                        (formerly Hublink, Inc.)
                            (1993-1997)(database integration
                            software); Member, Business Advisory
                            Board, Mind Leaders, Inc. (formerly DPEC
                            - Data Processing Education Corp.)
                            (1993-1996) (data processing education);
                            Member, Business Advisory Board, Miratel
                            Corporation (1993-1995)(research and
                            development firm for CADCAM); Chief
                            Financial Officer of OCLC Online
                            Computer Library Center, Inc.
                            (1978-1993); Member, Board of Directors,
                            Applied Information Technology Research
                            Center (1987-1990); Member, Board of
                            Directors, AIT (1987-1990) technology.

                            Other Directorships Held: Huntington VA
                            Funds (10 portfolios).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
William R. Wise             Principal Occupations: Retired.                $37,000
Age: 74
TRUSTEE                     Previous Positions: Corporate Director
Began serving: April 1991   of Financial Services and Treasurer,
                            Children's Hospital, Columbus, Ohio;
                            Associate Executive Director and
                            Treasurer, Children's Hospital,
                            Columbus, Ohio (1985-1989).

                            Other Directorships Held:  Huntington VA
                            Funds (10 portfolios).

------------------------------------------------------------------------------------------

OFFICERS*
------------------------------------------------------------------------------------------
Name                                  Principal Occupation(s) and Previous Positions
Age
Address
Positions Held with Trust
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
B. Randolph Bateman                   Principal Occupations: President and Chief
Age: 50                               Investment Officer, Huntington Asset Advisors,
41 South High Street                  Inc. (February
Columbus, OH                          2001 to present); Chief Investment Officer,
PRESIDENT                             Huntington National Bank (October 2000 to present).
Began Serving: September 2005
                                      Previous Positions: Senior Vice President, Star
                                      Bank (June 1988 - October 2000).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Charles L. Davis, Jr.                 Principal Occupation: Director of Sales
Age: 45                               Administration, Federated Securities Corp. (March
1001 Liberty Avenue                   2006 to present); President, Edgewood Services,
Pittsburgh, PA                        Inc. (March 2004 to present) and President,
CHIEF EXECUTIVE OFFICER               Southpointe Distribution Services Inc. (August
Began Serving: April 2003             2005 to present).

                                      Previous Positions: Vice President, Managing
                                      Director of Mutual Fund Services, Federated
                                      Services Company (October 2002 to March 2006);
                                      Vice President, Edgewood Services, Inc. (January
                                      2000 to March 2004); President, Federated Clearing
                                      Services (January 2000 to October 2002); Director,
                                      Business Development, Mutual Fund Services,
                                      Federated Services Company (September 1998 to
                                      December 2000).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David R. Carson                       Principal Occupations: Chief Compliance Officer,
Age: 47                               and Anti-Money Laundering Officer of the
3805 Edwards Road                     Huntington Funds and Huntington VA Funds
Suite 3805                            (September 2005 to present).
Cincinnati, OH
CHIEF COMPLIANCE OFFICER and          Previous Positions: Treasurer and Assistant
ANTI-MONEY LAUNDERING OFFICER         Treasurer of the Huntington Funds, Huntington
Began Serving: September 2005         Asset Advisors, Inc. (February 2002 to February
                                      2005); Vice President and Private Financial Group
                                      Marketing Manager,
                                      Huntington National Bank (June 2001 to September
                                      2005); Trust Officer, Firstar Bank (October 1982
                                      to February 2001).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
George Polatas                        Principal Occupation: Assistant Vice President,
Age: 43                               Federated Services Company; Vice President and
1001 Liberty Avenue                   Assistant Treasurer of various funds distributed
Pittsburgh, PA                        by Edgewood Services, Inc. (January 1997 to
VICE PRESIDENT                        present).
Began Serving: July 2003

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Christopher E. Sabato                 Principal Occupation: Director-Financial Services,
Age: 37                               BISYS Fund Services Ohio, Inc. (February 1993 to
3435 Stelzer Road                     present).
Columbus, OH
TREASURER
Began Serving: May 2005

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Victor R. Siclari                     Principal Occupations: Partner, Reed Smith LLP
Age:  44                              (October 2002 to present).
1001 Liberty Avenue
Pittsburgh, PA                        Previous Positions: Sr. Corporate Counsel and Vice
SECRETARY                             President, Federated Services Company (prior to
Began Serving: August 2002            October 2002).
------------------------------------------------------------------------------------------

* Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD OF TRUSTEES
------------------------------------------------------------------------------------------------
Board        Committee             Committee Functions                          Meetings Held
              embers                                                             During Last
Committee    M                                                                   Fiscal Year
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Audit        David S.              The purposes of the Audit Committee are to        Two
             Schoedinger           oversee the Trust's accounting and
             John M. Shary         financial reporting policies and practices;
             Thomas J.             to oversee the quality and objectivity of
             Westerfield           the Trust's financial statements and the
             William R. Wise       independent audit thereof; to consider the
                                   selection of independent public accountants
                                   for the Trust and the scope of the audit;
                                   and to act as a liaison between the Trust's
                                   independent auditors and the full Board of
                                   Trustees.
                                -----------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Nominating   David S.              The purpose of the Nominating Committee is        One
             Schoedinger           to nominate a person or persons to serve as
             John M. Shary         a member of the Board of Trustees.  The
             Thomas J.             Nominating Committee will consider nominees
             Westerfield           recommended by Shareholders.  The
             William R. Wise       Nominating Committee is comprised of all
                                   four members of the Board of Trustees.
                                   Recommendations should be submitted to the
                                   Nominating Committee in care of Huntington
                                   Funds.

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Compliance   David S.              The purpose of the Compliance Committee is         Six
             Schoedinger           to oversee the Trust's compliance with the
             John M. Shary         legal and regulatory requirements of the
             Thomas J.             Trust's operations including compliance
             Westerfield           with securities laws and regulations.
             William R. Wise
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Special      David S.              The purpose of the Special Proxy Voting           None
Proxy Voting Schoedinger           Committee is to consider and determine how
             John M. Shary         to vote on behalf of the Trust with respect
             Thomas J.             to specific votes referred by the Trust's
             Westerfield           Advisor.
             William R. Wise
------------------------------------------------------------------------------------------------

 TRUSTEES OWNERSHIP OF SHARES IN THE FUNDS AND IN THE HUNTINGTON FAMILY OF INVESTMENT
                         COMPANIES(1) AS OF DECEMBER 31, 2005

----------------------------------------------------------------------------------------------
            (1)                              (2)                      (3) Aggregate Dollar
                                                                        Range of Equity
                                                                       Securities in All
                                                                     Registered Investment
                                                                     Companies Overseen by
                                 Dollar Range of Shares Owned           Trustees in the
      Name of Trustee                    in the Trust                 Huntington Family of
                                                                      Investment Companies
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
David S. Schoedinger                                                     Over $100,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Dividend Capture Fund                $10,001- $50,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Growth Fund                          $10,001- $50,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Mid Corp America Fund                $10,001- $50,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  New Economy Fund                       $1- $10,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Situs Small Cap Fund                 $10,001- $50,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
John M. Shary                                                           $50,001-$100,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Growth Fund                          $10,001- $50,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Income Equity Fund                   $10,001- $50,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Thomas J. Westerfield                                                   $50,001-$100,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Money Market Fund                    $10,001- $50,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Dividend Capture Fund                  $1- $10,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Growth Fund                          $10,001- $50,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Income Equity Fund                     $1- $10,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  International Equity Fund               $1-$10,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Macro 100 Fund                          $1-$10,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Mid Corp America Fund                $10,001- $50,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  New Economy Fund                        $1-$10,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Rotating Markets Fund                   $1-$10,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Situs Small Cap Fund                    $1-$10,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Fixed Income Securities                 $1-$10,000
  Fund
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Intermediate Government                 $1-$10,000
  Income Fund
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Short/Intermediate Fixed                $1-$10,000
  Income Securities Fund
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Mortgage Securities Fund                $1-$10,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
William R. Wise                                                          Over $100,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Growth Fund                          $10,001- $50,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Income Equity Fund                   $10,001- $50,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Mid Corp America Fund                $10,001- $50,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Macro 100 Fund                       $10,001- $50,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Situs Small Cap Fund                 $10,001- $50,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
  Fixed Income Fund                    $10,001- $50,000
----------------------------------------------------------------------------------------------

(1) The "Huntington Family of Investment Companies" refers to both the Trust and
Huntington VA Funds, as both are held out to investors as related entities for investor or investment purposes

Investment Advisor

On May 12, 2001,  Huntington  Bank  reorganized its investment  advisory  services and
created  Huntington  Asset  Advisors,   Inc.,  (Advisor)  a  separate,   wholly  owned
subsidiary  of  Huntington  Bank.  The Advisor  has  replaced  Huntington  Bank as the investment  advisor to the Trust.  Following the  reorganization,  the  management and investment advisory personnel of Huntington Bank that provided  investment  management services  to the  Trust  will  continue  to do so as  the  personnel  of the  Advisor.
Additionally,   the  Advisor  is  wholly  owned  and  otherwise  fully  controlled  by
Huntington  Bank.  As a  result,  this  transaction  is  not  an  "assignment"  of the investment  advisory  contract  (and  sub-advisory  contract) for purposes of the 1940
Act and, therefore, a shareholder vote is not required.

Huntington  Bank is an indirect,  wholly-owned  subsidiary  of  Huntington  Bancshares
Incorporated  (HBI) and is deemed to be  controlled  by HBI.  With  $32.8  billion  in assets  as of  December  31,  2005,  HBI is a  major  Midwest  regional  bank  holding company.  Through  its  subsidiaries  and  affiliates,  HBI  offers  a full  range  of services to the public,  including:  commercial  lending,  depository  services,  cash management,  brokerage  services,  retail banking,  international  services,  mortgage banking, investment advisory services and trust services.

Under the investment  advisory  agreements  between the Trust and Advisor  (Investment
Advisory Agreements),  the Advisor, at its expense,  furnishes a continuous investment program for the various  Funds and makes  investment  decisions on their  behalf,  all subject to such  policies as the  Trustees may  determine.  Investment  decisions  are subject to the  provisions  of the Trust's  Declaration  of Trust and By-laws,  and of the 1940 Act.  In  addition,  the Advisor  makes  decisions  consistent  with a Fund's
investment   objectives,   policies,   and   restrictions,   and  such   policies  and
instructions as the Trustees may, from time to time, establish.

Depending  on the  size of the  Fund,  fees  payable  under  the  Investment  Advisory
Agreements  may be higher than the  advisory fee paid by most mutual  funds,  although the  Trustees  believes  it will be  comparable  to  advisory  fees paid by many funds having  similar  objectives  and policies.  The Advisor may from time to time agree to voluntarily  reduce its advisory fee,  however,  it is not currently doing so for each
Fund.  While there can be no  assurance  that the Advisor  will choose to make such an agreement,  any  voluntary  reductions  in the  Advisor's  advisory fee will lower the
Fund's  expenses,  and thus  increase  the Fund's yield and total  return,  during the period such voluntary reductions are in effect.

The Investment  Advisory  Agreements  provide that the Advisor shall not be subject to any  liability  for any error of judgment  or mistake of law or for any loss  suffered by the  Trust  in  connection  with  the  matters  to which  the  Investment  Advisory
Agreements  relate,  except a loss  resulting  from a breach  of  fiduciary  duty with respect to the receipt of  compensation  for services or a loss resulting from willful misfeasance,  bad faith,  gross negligence,  or reckless  disregard of its obligations and duties on the part of the Advisor.

The Investment  Advisory  Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the  shareholders  of that Fund upon 60 days'  written  notice,  or by the  Advisor  on 90 days'  written  notice.  An
Investment  Advisory  Agreement may be amended only by a vote of the  shareholders  of the affected  Fund(s).  The Investment  Advisory  Agreements  also  terminate  without payment  of any  penalty  in the  event of its  assignment.  The  Investment  Advisory
Agreements  provide  that they will  continue in effect from year to year only so long as such  continuance  is approved at least  annually  with respect to each Fund by the vote of either the Trustees or the  shareholders  of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

From time to time, the Advisor may use a portion of its investment advisory fee to pay for certain administrative services provided by financial institutions on
Investment A Shares or Investment B Shares of the Funds.

Because of the internal controls maintained by the Advisor to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of the Advisor's or its affiliates' lending relationships with an issuer.

Sub-Advisor

The Advisor has delegated daily management of the Macro 100 Fund's assets to a
Sub-Advisor, Laffer Investments, Inc. (Laffer Investments).  The Sub-Advisory fee is
paid by the Advisor and not by the Fund.  The address for Laffer Investments is 2908
Poston Avenue, Nashville TN 37203.  As of December 31, 2005, Laffer Investments had
assets under management of approximately $373.3 million.

Portfolio Manager Information

The following information about the Funds' Portfolio Managers is provided as of the end of the Funds' most recently completed fiscal year. None of the other Accounts described below has an advisory fee that is based on the performance of the account.

Dividend Capture Fund

------------------------------             Total Number of Other
                                             Accounts Managed/
Other Accounts Managed by                      Total Assets
B. Randolph Bateman
                                      --------------------------------
                                      --------------------------------
Registered Investment                      3 funds /$139 million
Companies
Other Pooled Investment                            None
Vehicles
Other Accounts                           10 accounts /$28 million
Dollar value range of Shares owned in the Fund: none.
--------------------------------------------------------------------------------------

                                           Total Number of Other
Other Accounts Managed by                    Accounts Managed/
Kirk Mentzer                                   Total Assets
Registered Investment                      2 funds/$217,291,000
Companies
Other Pooled Investment                            None
Vehicles
Other Accounts                           28 accounts/$495,000,000
Dollar value range of Shares owned in the Fund: $10,001-$50,000.
--------------------------------------------------------------------------------------

Growth Fund

                                           Total Number of Other
Other Accounts Managed by                    Accounts Managed/
------------------------------                 Total Assets
James J. Gibboney, Jr.
Registered Investment                       1 fund/$19,975,943
Companies
Other Pooled Investment                            None
Vehicles
Other Accounts                           249 accounts/$381,841,986
Dollar value range of Shares owned in the Fund: none.
--------------------------------------------------------------------------------------

                                           Total Number of Other
Other Accounts Managed by                    Accounts Managed/
------------------------------                 Total Assets
Martina Cheung
Registered Investment                       1 fund/$19,975,943
Companies
Other Pooled Investment                            None
Vehicles
Other Accounts                           82 accounts/$267 million
Dollar value range of Shares owned in the Fund: $10,001-$50,000.
--------------------------------------------------------------------------------------

Income Equity Fund

                                           Total Number of Other
Other Accounts Managed by                    Accounts Managed/
------------------------------                 Total Assets
Craig J. Hardy
Registered Investment                       1 fund/$35,344,033
Companies
Other Pooled Investment                            None
Vehicles
Other Accounts                           205 accounts/$253,584,006
Dollar value range of Shares owned in the Fund: $10,001-$50,000.
--------------------------------------------------------------------------------------

                                           Total Number of Other
Other Accounts Managed by                    Accounts Managed/
Christopher G. Cwiklinski                      Total Assets
Registered Investment                        1 fund/$35,344,03
Companies
Other Pooled Investment                            None
Vehicles
Other Accounts                           180 accounts/$190,420,603
Dollar value range of Shares owned in the Fund: $50,001-$100,000.
--------------------------------------------------------------------------------------

International Equity Fund

                                      -------------------------------
Other Accounts Managed by     --------     Total Number of Other
Madelynn M. Matlock                          Accounts Managed/
                                               Total Assets
Registered Investment                        1 fund/$2,156,678
Companies
Other Pooled Investment                            None
Vehicles
Other Accounts                            10 accounts/$13 million
Dollar value range of Shares owned in the Fund: $100,001-$500,000.
--------------------------------------------------------------------------------------

Macro 100 Fund
                                                                Number of Other
                                    Total Number of Other    Accounts Managed/Total
Other Accounts Managed by             Accounts Managed/     Assets that are Subject
Dr. Arthur B. Laffer                    Total Assets          to Performance Fees
Registered Investment             1 fund/$7,751,353 million
Companies
Other Pooled Investment                                        1 account /$2.276
Vehicles                                                            million
Other Accounts                      10 accounts/$334.422
                                           million
Dollar value range of Shares owned in the Fund: $50,001-$100,000.
--------------------------------------------------------------------------------------

                                                                Number of Other
------------------------------      Total Number of Other    Accounts Managed/Total
                              ---  Accounts Managed/Total   Assets that are Subject
Other Accounts Managed by                  Assets             to Performance Fees
Arthur B. Laffer, Jr.
Registered Investment             1 fund/$7,751,353 million
Companies
Other Pooled Investment                                        1 account /$2.276
Vehicles                                                            million
Other Accounts                      10 accounts/$334.422
                                           million
Dollar value range of Shares owned in the Fund: $50,001-$100,000.
--------------------------------------------------------------------------------------

Mid Corp America Fund

                                        Total Number of Other
Other Accounts Managed by                 Accounts Managed/
Christopher M. Rowane                        Total Assets
Registered Investment                     1 fund/$25,206,359
Companies
Other Pooled Investment                          None
Vehicles
Other Accounts                        335 accounts/$311 million
Dollar value range of Shares owned in the Fund: $100,001-$500,000.
--------------------------------------------------------------------------------------

New Economy Fund

                                        Total Number of Other
  Other Accounts Managed by               Accounts Managed/
     Dr. Bernard Shinkel                     Total Assets
    Registered Investment                 1 fund/$10,736,757
          Companies
   Other Pooled Investment                       None
           Vehicles
        Other Accounts                285 accounts/$170,000,000
Dollar value range of shares owned in the Fund: $100,001-$500,000.
--------------------------------------------------------------------------------------

Rotating Markets Fund

                                          Total Number of Other
Other Accounts Managed by                   Accounts Managed/
Paul Koscik                                   Total Assets
Registered Investment                      2 funds/$41,775,040
Companies
Other Pooled Investment                           None
Vehicles
Other Accounts                          209 accounts/$341,477,406
Dollar value range of Shares owned in the Fund: $10,001-$50,000.
--------------------------------------------------------------------------------------

Situs Small Cap Fund

                                          Total Number of Other
Other Accounts Managed by                   Accounts Managed/
B. Randolph Bateman                           Total Assets
Registered Investment                     3 funds/$173,104,502
Companies
Other Pooled Investment                           None
Vehicles
Other Accounts                           10 accounts/$28 million
Dollar value range of Shares owned in the Fund: none.
--------------------------------------------------------------------------------------

Fixed Income Securities Fund

                                          Total Number of Other
Other Accounts Managed by                   Accounts Managed/
Kirk Mentzer                                  Total Assets
Registered Investment                     2 funds/$165,101,535
Companies
Other Pooled Investment                           None
Vehicles
Other Accounts                          28 accounts/$495,000,000
Dollar value range of Shares owned in the Fund: none.
--------------------------------------------------------------------------------------

Intermediate Government Income Fund

                                          Total Number of Other
Other Accounts Managed by                   Accounts Managed/
William G. Doughty                             Total Assets
Registered Investment                     5 funds/$1,587,493,985
Companies
Other Pooled Investment                   1 account/$10,321,230
Vehicles
Other Accounts                          47 accounts/$1,355,899,805
Dollar value range of shares owned in the Fund: none.
--------------------------------------------------------------------------------------

Michigan Tax Free Fund
                                          Total Number of Other
Other Accounts Managed by                   Accounts Managed/
Kathy Stylarek                                 Total Assets
Registered Investment                      3 funds/$265,982,253
Companies
Other Pooled Investment                            None
Vehicles
Other Accounts                           26 Accounts/$96,353,046
Dollar value range of shares owned in the Fund: none.
--------------------------------------------------------------------------------------

Mortgage Securities Fund

                                          Total Number of Other
Other Accounts Managed by                   Accounts Managed/
William G. Doughty                             Total Assets
Registered Investment                     5 funds/$1,614,132,597
Companies
Other Pooled Investment                   1 account/$10,321,230
Vehicles
Other Accounts                          47 accounts/$1,355,899,805
Dollar value range of shares owned in the Fund: none.
--------------------------------------------------------------------------------------

                                          Total Number of Other
Other Accounts Managed by                   Accounts Managed/
Gustave J. Seasongood                          Total Assets
Registered Investment                       1 fund/$3,210,081
Companies
Other Pooled Investment                            None
Vehicles
Other Accounts                          300 accounts/$395,208,629
Dollar value range of shares owned in the Fund: none.
--------------------------------------------------------------------------------------

Ohio Tax Free Fund

                                          Total Number of Other
Other Accounts Managed by                   Accounts Managed/
Kathy Stylarek                                 Total Assets
Registered Investment                      3 funds/$243,315,888
Companies
Other Pooled Investment                            None
Vehicles
Other Accounts                           26 Accounts/$96,353,046
Dollar value range of shares owned in the Fund: none.
--------------------------------------------------------------------------------------

Short/Intermediate Fixed Income Securities Fund

                                          Total Number of Other
Other Accounts Managed by                   Accounts Managed/
William G. Doughty                             Total Assets
Registered Investment                     5 funds/$1,576,223,148
Companies
Other Pooled Investment                     1 fund/$10,321,230
Vehicles
Other Accounts                          47 accounts/$1,355,899,805
Dollar value range of shares owned in the Fund: $10,001-$50,000.
--------------------------------------------------------------------------------------

Mr. Bateman is paid a fixed base salary and is eligible for a cash bonus.  Base salary is determined within a market competitive salary range, based on his experience and performance, and is reviewed annually.  The bonus amount is measured by the following overall components:  the performance of the Advisor's parent corporation (up to 30% based on corporate earnings per share, and up to 10% based on corporate efficiency ratio), and individual performance (up to 50% based on meeting pre-established yearly goals jointly determined by him and his manager, and up to
10% at the discretion of his manager).  Goals vary, but generally involve specific and general goals, such as fund and private account asset growth; growth of the
Bank's Private Financial Group of which he is a manager; consistency of manager performance; performance against one or more pre-selected benchmarks, depending on the types of funds and private accounts for which he will have management responsibility.  Mr. Bateman is eligible for annual awards of options on the Bank's holding company stock, the amount of which is recommended by his manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the
Board of Directors of the holding company.  Mr. Bateman is eligible, but has not elected, to participate in a deferred compensation program.

Messrs. Mentzer and Rowane are paid fixed base salaries and are eligible for cash incentives.  Base salary is determined and reviewed annually based on competition in the trust and investment management market.  The cash incentive is part of the
Private Financial Group (PFG) Trust Incentive Plan (TIP).  The TIP has a monthly and quarterly award component.
o     The monthly award is based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the Bank's PFG, including personal and corporate trust accounts;
      investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans.  The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts.  Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within 12-months.  The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.  Mr. Rowane also receives a smaller percentage on fees generated in future years.
o     The quarterly award is a maximum percentage of the portfolio manager's quarterly base salary, and is determined on whether he met 3 pre-determined groups of criteria categories with different assigned weights within his performance plan, as follows:  25% on the PFG division performance; 50% on the portfolio manager's assigned Region/Business Unit performance, which is measured on income meeting projections; and 25% on individual portfolio manager meeting pre-determined performance criteria jointly established by the portfolio manager and his manager, which generally include regulatory compliance, customer service factors, sales performance, and (if applicable)
      management performance.  The payout on the last two components of the plan will be increased by a maximum of 10% if the portfolio manager outperforms the plans, but will be decreased by one-third increments to zero if the portfolio manager underperforms the goal.  Performance is measured and paid quarterly.

Messrs. Mentzer and Rowane are eligible for awards of options on the Bank's holding company stock, the amount of which is recommended by their manager and subject to approval by the Chief Executive Officer and the Compensation Committee of the Board
of Directors of the holding company.

Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms.
Matlock, Mr. Seasongood, Dr. Shinkel and Ms. Stylarek are paid fixed base salaries and are eligible for several cash incentives, as described below.  Base salary is determined within a market competitive salary range, based on the portfolio manager's experience and performance, and is reviewed annually.

Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms.
Matlock, Mr. Seasongood, Dr. Shinkel and Ms. Stylarek are each eligible for a monthly award based on self-generated sales or referrals that result in the opening and funding of certain types of eligible Trust account products offered by the
Bank's PFG, including personal and corporate trust accounts; investment management accounts for individual, corporate and eleemosynary clients; and various retirement plans.  The monthly award also is based on generating additional fees above a certain minimum amount on existing Trust accounts.  Future monthly awards may be reduced to reflect prior awards paid on accounts that are subsequently lost within
12 months.  The maximum monthly award is a percentage of the first year's trust fees on such self-generated business.

Quarterly, if the Funds' and Huntington VA Funds' assets collectively grow at least
3.0% over the previous calendar quarter as a result of new portfolio placements, retail sales, or general fund performance, an incentive pool is funded at a rate of
10% of the annualized incremental advisory fees for the quarter.  Assets derived from employee benefit accounts and irrevocable trusts and performance of all money
market funds do not count toward asset growth for purposes of this bonus.   Further,
beginning January 1, 2005, assets in Florida Tax Free Fund, Money Market Fund, Ohio
Municipal Money Market Fund and U.S. Treasury Money Market Fund do not count toward asset growth for purposes of this bonus.  Ms. Cheung, Mr. Cwiklinski, Mr. Doughty,
Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood, Dr. Shinkel and
Ms. Stylarek are eligible to receive equal shares of 75% of this pool along with others eligible for this incentive.  The remaining 25% of this pool is distributed at the Advisor's Chief Investment Officer's total discretion based on his assessment of the following criteria:  (1) use of the Funds in individual investment accounts,
(2) development of publicity of the Funds, (3) coordination of relationships with the brokers who sell the Funds and (4) excellence in trading and placement within the Funds.

Ms. Cheung, Mr. Cwiklinski, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr.
Seasongood and Dr. Shinkel are each responsible for researching and making buy, hold and sell recommendations for individually- assigned industries.  Based on the
Advisor's Chief Investment Officer's and the Director of Research's assessment, and at their discretion, each of these portfolio managers may be awarded an incentive of a certain percentage of his or her quarterly base salary for his or her performance as an analyst.  Each portfolio manager's performance in this regard is assessed quarterly by the Advisor's Chief Investment Officer and the Director of Research by
comparing the performance of a selected group of that portfolio manager's recommended industry stocks to the relevant industry sector or peer group.  Such industry sector or peer group is selected and changed by the Chief Investment
Officer from time to time at his sole discretion.

As noted above, Ms. Cheung, Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy,
Mr. Koscik, Ms. Matlock, Mr. Seasongood, Dr. Shinkel and Ms. Stylarek are the
portfolio managers for other accounts in addition to the portfolios of the Funds and
Huntington VA Funds they manage.  Each such account is assigned a "Category" (such as Income, Growth, etc.) by the Advisor, and each such Category has defined ranges and targets for securities weightings, and is assigned a benchmark which is statistically calculated by the Advisor based on the Advisor's "Tactical Asset
Allocation Model" as compared to the objective of the account.  At the beginning of the calendar year, each of these portfolio managers selects 50 of his or her accounts for review.  Of these 50 accounts, the portfolio manager's manager and the
Advisor's Chief Investment Officer jointly select ten accounts to review for adherence to the Category's defined ranges and targets.  Each of these portfolio managers is eligible for a quarterly bonus equal to a certain percentage of his or her quarterly base salary if 60% of the selected accounts exceed the Advisor's
Category benchmark.  In addition, these 50 accounts are monitored for retention. If all of a portfolio manager's 50 accounts remain with the Advisor for the entire calendar year, that portfolio manager will receive a bonus equal to a certain percentage of his or her annual base salary.

Quarterly, if the Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Growth Index, and the
Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Mr.
Gibboney's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Growth Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Mr. Gibboney on a quarterly basis.

Quarterly, if the Growth Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/Citigroup Growth Index, and the
Growth Fund's assets grow at least 3.0% over the previous calendar quarter under Ms.
Cheung's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Growth Fund's 3% minimum asset growth threshold is met.
Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Ms. Cheung on a quarterly basis.

Quarterly, if the Income Equity Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/ Citigroup Value Index, and the Income Equity Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Cwiklinski's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Income Equity Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Mr. Cwiklinski on a quarterly basis.

Quarterly, if the Income Equity Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500/ Citigroup Value Index, and the Income Equity Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Hardy's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Income Equity Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Mr. Hardy on a quarterly basis.

Quarterly, if the International Equity Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the MSCI-EAFE Index, and the
International Equity Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Matlock's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the International Equity Fund's 3%
minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Ms. Matlock on a quarterly basis.

Quarterly, if the Michigan Tax Free Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers 7-Year Municipal Bond
Index, and the Michigan Tax Free Fund's assets grow at least 3.0% over the previous calendar quarter under Ms. Stylarek's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Michigan Tax Free
Fund's 3% minimum asset growth threshold is met. Quarterly, if the Ohio Tax Free
Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers 7-Year Municipal Bond Index, and the Ohio Tax Free
Fund's assets grow at least 3.0% over the previous calendar quarter under Ms.
Stylarek's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Ohio Tax Free Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of these bonuses.  These pools, if funded, are distributed directly to Ms. Stylarek on a quarterly basis.

Quarterly, if the Mortgage Securities Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers Mortgage Backed
Securities Index, and the Mortgage Securities Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Doughty's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Mortgage
Securities Fund's 3% minimum asset growth threshold is met.  Quarterly, if the
Intermediate Government Income Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers Intermediate
Government/Credit Index, and the Intermediate Government Income Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Doughty's continued
management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Intermediate Government Income Fund's 3% minimum asset growth threshold is met.  Quarterly, if the Short/Intermediate Fixed Income Securities Fund's
performance for the quarter, measured on a pre-tax total return basis outperforms the Merrill Lynch 1-5 Year U.S. Corporate/Government Credit Index, and the
Short/Intermediate Fixed Income Securities Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Doughty's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Short/Intermediate
Fixed Income Securities Fund's 3% minimum asset growth threshold is met. Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of these bonus.  These pools, if funded, are distributed directly to Mr. Doughty on a quarterly basis.

Quarterly, if the Mortgage Securities Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Lehman Brothers Mortgage Backed
Securities Index, and the Mortgage Securities Fund's assets grow at least 3.0% over the previous calendar quarter under Mr. Seasongood's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Mortgage
Securities Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Mr.
Seasongood on a quarterly basis.

Quarterly, if the New Economy Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the Russell 3000 Index, and the New Economy
Fund's assets grow at least 3.0% over the previous calendar quarter under Dr.
Shinkel's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the New Economy Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Dr. Shinkel on a quarterly basis.

Quarterly, if the Rotating Markets Fund's performance for the quarter, measured on a pre-tax total return basis outperforms the S&P 500 Index, and the Rotating
Markets Fund's assets grow at least 3.0% over the previous calendar quarter under
Mr. Koscik's continued management as a result of new portfolio placements, retail sales, or general fund performance, an individual incentive pool is funded by applying a pre-determined percentage to the annualized incremental advisory fees for that calendar quarter once the Rotating Markets Fund's 3% minimum asset growth threshold is met.  Assets derived from employee benefit accounts, and irrevocable trusts do not count toward asset growth for purposes of this bonus.  The pool, if funded, is distributed directly to Mr. Koscik on a quarterly basis.

Mr. Cwiklinski, Mr. Doughty, Mr. Gibboney, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr.
Seasongood, Dr. Shinkel and Ms. Stylarek  are each eligible for an annual award of options on the Bank's holding company stock, the amount of which is recommended by the portfolio manager's manager and approved by the Chief Executive Officer and
Compensation Committee of the holding company.

Dr. Laffer and Mr. Laffer are each paid a fixed base salary and a variable annual cash bonus.  As co-owners of the Sub-Advisor, both the base salary and annual cash bonus are entirely within their mutual discretion, and are negotiated between them based on the Sub-Advisor's profitability and success.  Consideration is given to several factors in making these subjective, discretionary determinations, as follows: performance of investment products under the portfolio manager's management, long term contribution to accounts under his discretion, long term contribution to the Sub-Advisor's investment committee, and contribution to the development and profitability of the Sub-Advisor.


Advisor Conflicts of Interest

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a portfolio manager's management of a Fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  Although the Advisor does not track the time a portfolio manager spends on a single portfolio, the Advisor does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible.  It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  All individual trust accounts are reviewed at least annually to assure that investment decisions are consistent with the stated objectives and investment strategy of the trust, with legal and regulatory limitations, and with the current fundamental strategy of the Advisor.

Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from
Fund portfolio trades (for example, research, or "soft dollars").

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines and compliance with the Advisor's Code of Ethics.  Finally, the Advisor has structured the portfolio managers' compensation in a manner, and the
Funds have adopted policies and procedures, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

Sub-Advisor Conflicts of Interest

As indicated above, portfolio managers at Laffer may manage different accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., private funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).
Portfolio managers at Laffer make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  Although Laffer does not track the time a portfolio manager spends on a single portfolio, Laffer does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible.  Laffer seeks to manage competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline or complementary investment disciplines.  Most accounts within a particular investment discipline are managed using the same investment model.  Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, Laffer may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account.
Accordingly, the performance of each account managed by a portfolio manager may vary.

Conflicts of interest may arise where some accounts managed by a particular portfolio manager may have higher fees than the fees paid by other accounts or where a certain accounts pays performance based fees while another does not.  Because a portfolio manager's compensation may be affected by revenues earned by Laffer, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts.
In addition, to the extent that trade orders are aggregated, which typically occurs in limited circumstances involving participation in initial public offerings or secondary offerings, conflicts may arise when aggregating and/or allocating aggregated trades.  Laffer may aggregate multiple trade orders for a single security in several accounts into a singlet trade order, absent specific client directions to the contrary.  When a decision is made to aggregate transaction on behalf of more than one account, the transactions will be allocated to all participating client accounts in a fair and equitable manner.

Laffer has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition,
Laffer monitors a variety of areas, including compliance with account investment guidelines, the allocation of initial public offerings, and compliance with Laffer's
Code of Ethics.  Furthermore, Laffer's President periodically reviews the performance of all portfolio managers.

Glass-Steagall Act

The  Gramm-Leach-Bliley  Act of 1999 repealed certain provisions of the Glass-Steagall
Act that had  previously  restricted  the  ability  of banks and their  affiliates  to engage in certain  mutual fund  activities.  Nevertheless,  the  Advisor's  activities remain  subject  to,  and  may be  limited  by,  applicable  federal  banking  law and regulations.  The  Advisor and the  Sub-Advisor  believe  that they  possess the legal authority  to  perform  the  services  for the Funds  contemplated  by the  Investment
Advisory  Agreements and the Sub-Advisory  Agreement and described in the Prospectuses and this SAI and has so  represented  in the  Investment  Advisory  Agreements and the
Sub-Advisory  Agreement.  Future  changes  in either  federal  or state  statutes  and
regulations  relating  to  the  permissible   activities  of  banks  or  bank  holding
companies and the  subsidiaries  or affiliates of those  entities,  as well as further judicial  or  administrative  decisions  or  interpretations  of  present  and  future statutes and  regulations  could  prevent or restrict the Advisor from  continuing  to perform such services for the Trust.  Depending  upon the nature of any changes in the services  that could be provided by the  Advisor,  or the  Sub-Advisor,  the  Trustees
would  review the  Trust's  relationship  with the  Advisor  and the  Sub-Advisor  and consider taking all action necessary in the circumstances.

Should further  legislative,  judicial or  administrative  action prohibit or restrict the  activities  of the  Advisor,  its  affiliates,  and its  correspondent  banks  in connection  with  customer  purchases  of Shares of the  Trust,  such  banks  might be required  to  alter  materially  or  discontinue  the  services  offered  by  them  to customers.  It is not anticipated,  however,  that any change in the Trust's method of operations  would  affect  its NAV per  Share or  result  in  financial  losses to any customer.

                     VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Under rule  206(4)-6  of the  Investment  Advisors  Act of 1940 (the  "Act"),  it is a
fraudulent,  deceptive,  or  manipulative  act,  practice or course of business within the  meaning  of  section  206(4) of the Act for an  investment  adviser  to  exercise voting  authority  with  respect  to client  securities,  unless (i) the  adviser  has adopted and implemented  written policies and procedures that are reasonably  designed to ensure that the adviser  votes  proxies in the best  interest of its clients,  (ii)
the adviser  describes its proxy voting  procedures to its clients and provides copies on  request,  and  (iii)  the  adviser  discloses  to  clients  how  they  may  obtain information on how the adviser voted their proxies.

The  Trustees  has  delegated  to  the  Advisor  authority  to  vote  proxies  on  the securities  held in the Funds'  portfolios.  The Advisor's  proxy voting  policies and procedures, which are set forth below, govern its voting of such proxies.

Proxy Voting Policies

It is the  policy  of  the  Advisor  to  vote  proxies  in the  best  interest  of the shareholders  of the Huntington  Funds and the Huntington VA Funds (the "Funds").  The
Advisor will employ an independent  third party (currently  Institutional  Shareholder
Service  ("ISS")) to (i) research  all proxies for which the Advisor has  authority to vote,  (ii)  to  recommend  a  vote  according  to  the  guidelines  published  by the independent  third  party and  according  to the these  Policies,  and (iii) to cast a vote consistent with the  recommendation  of the independent  third party,  unless the
Special Proxy Voting Committee  overrides the  recommendation of the independent third party.

The  President of the Advisor  will  appoint a Proxy  Review  Committee to monitor the recommendations  made and votes cast by the  independent  third  party to assure  that votes are consistent  with: (i) the Advisor  fiduciary duty, (ii) the best interest of the  shareholders  of the Funds,  (iii) the  guidelines  published by the  independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer,  to the Special  Proxy  Voting  Committee,  any proxy vote that
would  be   impractical   or   inappropriate   to  resolve  by  following  the  voting
recommendation of the independent third party vote.

The following is a summary of the  pre-determined  proxy voting guidelines  adopted by
ISS. The Advisor has adopted  these  guidelines  to further the interests of the Funds with respect to proxy voting matters.

1. Operational Matters

Adjourn Meeting
Generally vote AGAINST  proposals to provide  management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements
Vote AGAINST  proposals to reduce quorum  requirements for shareholder  meetings below a majority of the shares  outstanding  unless there are compelling  reasons to support the proposal.

Amend Minor Bylaws
Vote FOR bylaw or  charter  changes  that are of a  housekeeping  nature  (updates  or corrections).

Change Company Name
Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the  date/time/location  of the annual meeting unless the proposed change is unreasonable.
Vote  AGAINST  shareholder  proposals to change the  date/time/location  of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
o     An auditor has a financial  interest in or association with the company,  and is therefore not independent
o     Fees for non-audit services are excessive, or
o     There is  reason  to  believe  that the  independent  auditor  has  rendered  an opinion which is neither  accurate nor  indicative  of the  company's  financial position.

Vote  CASE-BY-CASE  on  shareholder  proposals  asking  companies to prohibit or limit their auditors from engaging in non-audit services.
Vote FOR  shareholder  proposals  asking for audit firm rotation,  unless the rotation period is so short (less than five years)  that it would be unduly  burdensome  to the company.

Transact Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections
Votes on director  nominees  should be made on a  CASE-BY-CASE  basis,  examining  the following  factors:  composition of the board and key board committees,  attendance at board  meetings,  corporate  governance  provisions and takeover  activity,  long-term company  performance  relative  to  a  market  index,  directors'  investment  in  the company,  whether the  chairman is also serving as CEO, and whether a retired CEO sits on the board.  However,  there are some  actions by  directors  that should  result in votes being withheld. These instances include directors who:

o     Attend  less  than 75  percent  of the board and  committee  meetings  without a valid excuse
o     Implement or renew a dead-hand or modified dead-hand poison pill
o     Ignore a  shareholder  proposal  that is  approved  by a majority  of the shares outstanding
o     Ignore a  shareholder  proposal that is approved by a majority of the votes cast for two consecutive years
o     Failed  to act  on  takeover  offers  where  the  majority  of the  shareholders tendered their shares
o     Are  inside   directors  or   affiliated   outsiders   and  sit  on  the  audit,
      compensation, or nominating committees
o     Are inside  directors or  affiliated  outsiders and the full board serves as the audit,  compensation,  or nominating  committee or the company does not have one of these committees
o     Are audit  committee  members  and the  non-audit  fees paid to the  auditor are excessive

In addition,  directors who enacted egregious corporate  governance policies or failed to replace  management as appropriate would be subject to  recommendations to withhold votes.

Age Limits
Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

Board Size
Vote FOR  proposals  seeking to fix the board size or  designate a range for the board size.
Vote  AGAINST  proposals  that give  management  the  ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote  proposals  to  restore  or  permit  cumulative  voting on a  CASE-BY-CASE  basis relative to the company's other governance provisions.

Director and Officer Indemnification and Liability Protection
Proposals on director and officer  indemnification and liability  protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
Vote AGAINST proposals to eliminate  entirely  directors' and officers'  liability for monetary damages for violating the duty of care.
Vote AGAINST  indemnification  proposals that would expand  coverage beyond just legal expenses to acts,  such as negligence,  that are more serious  violations of fiduciary obligation than mere carelessness.
Vote FOR only  those  proposals  providing  such  expanded  coverage  in cases  when a director's  or  officer's  legal  defense was  unsuccessful  if both of the  following apply:
o     The  director  was found to have  acted in good  faith  and in a manner  that he reasonably believed was in the best interests of the company, and
o     Only if the director's legal expenses would be covered.

Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications.
Votes should be based on how  reasonable  the criteria are and to what degree they may preclude dissident nominees from joining the board.
Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.
Vote FOR  proposals  to  restore  shareholder  ability  to  remove  directors  with or without cause.
Vote  AGAINST  proposals  that  provide  that  only  continuing  directors  may  elect replacements to fill board vacancies.
Vote  FOR  proposals  that  permit  shareholders  to  elect  directors  to fill  board vacancies.

Independent Chairman (Separate Chairman/CEO)
Vote on a CASE-BY-CASE  basis  shareholder  proposals  requiring that the positions of
chairman  and  CEO  be  held  separately.   Because  some  companies  have  governance
structures in place that  counterbalance a combined  position,  the following  factors should be taken into account in determining whether the proposal warrants support:
o     Designated  lead  director  appointed  from the ranks of the  independent  board members with clearly delineated duties
o     Majority of independent directors on board
o     All-independent key committees
o     Committee chairpersons nominated by the independent directors
o     CEO performance reviewed annually by a committee of outside directors
o     Established governance guidelines
o     Company performance.

Majority of Independent Directors/Establishment of Committees
Vote  FOR  shareholder  proposals  asking  that a  majority  or more of  directors  be independent  unless the board  composition  already  meets the  proposed  threshold by
ISS's definition of independence.
Vote  FOR  shareholder  proposals  asking  that  board  audit,  compensation,   and/or
nominating  committees  be  composed  exclusively  of  independent  directors  if they currently do not meet that standard.

Stock Ownership Requirements
Generally  vote AGAINST  shareholder  proposals that mandate a minimum amount of stock that  directors  must own in order to qualify as a director or to remain on the board.
The company should determine the appropriate ownership requirement.

Term Limits
Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a  contested  election  of  directors  must be  evaluated  on a  CASE-BY-CASE basis, considering the following factors:
o     Long-term   financial   performance  of  the  target  company  relative  to  its
      industry; management's track record
o     Background to the proxy contest
o     Qualifications of director nominees (both slates)
o     Evaluation  of  what  each  side  is  offering   shareholders  as  well  as  the
      likelihood  that  the  proposed  objectives  and  goals  can be met;  and  stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Voting to reimburse proxy  solicitation  expenses should be analyzed on a CASE-BY-CASE basis.  When  voting in favor of the  dissidents,  we will  also vote for  reimbursing proxy solicitation expenses.

Confidential Voting
Vote  FOR  shareholder  proposals  requesting  that  corporations  adopt  confidential voting,  use independent  vote tabulators and use independent  inspectors of election, as long as the proposal  includes a provision  for proxy  contests as follows:  In the case of a contested  election,  management  should be  permitted  to request  that the dissident group honor its  confidential  voting policy.  If the dissidents  agree, the policy remains in place. If the dissidents  will not agree,  the  confidential  voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

4. Anti-takeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations
Votes on advance  notice  proposals are  determined on a  CASE-BY-CASE  basis,  giving support to those  proposals which allow  shareholders to submit  proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
Vote FOR  proposals  giving the board the  ability to amend the bylaws in  addition to shareholders.

Poison Pills
Vote FOR  shareholder  proposals  that ask a company  to submit  its  poison  pill for shareholder ratification.
Review on a  CASE-BY-CASE  basis  shareholder  proposals to redeem a company's  poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit  shareholder  ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote  AGAINST  proposals to restrict or prohibit  shareholder  ability to call special meetings.
Vote FOR  proposals  that  remove  restrictions  on the right of  shareholders  to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

Appraisal Rights
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
o     Purchase price
o     Fairness opinion
o     Financial and strategic benefits
o     How the deal was negotiated
o     Conflicts of interest
o     Other alternatives for the business
o     Non-completion risk.

Asset Sales
Votes on asset sales should be determined on a  CASE-BY-CASE  basis,  considering  the following factors:
o     Impact on the balance sheet/working capital
o     Potential elimination of diseconomies
o     Anticipated financial and operating benefits
o     Anticipated use of funds
o     Value received for the asset
o     Fairness opinion
o     How the deal was negotiated
o     Conflicts of interest.

Bundled Proposals
Review on a CASE-BY-CASE basis bundled or "conditioned"  proxy proposals.  In the case of items that are conditioned  upon each other,  examine the benefits and costs of the packaged  items.  In instances when the joint effect of the  conditioned  items is not in shareholders'  best interests,  vote against the proposals.  If the combined effect is positive, support such proposals.

Conversion of Securities
Votes  on  proposals   regarding   conversion  of  securities   are  determined  on  a
CASE-BY-CASE  basis.  When  evaluating  these proposals the investor should review the dilution to existing  shareholders,  the  conversion  price  relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote  FOR the  conversion  if it is  expected  that the  company  will be  subject  to onerous  penalties or will be forced to file for bankruptcy if the  transaction is not approved.

Corporate  Reorganization/Debt   Restructuring/Prepackaged   Bankruptcy  Plans/Reverse
Leveraged Buyouts/Wrap Plans
Votes on proposals to increase common and/or  preferred  shares and to issue shares as part of a debt  restructuring  plan are  determined on a  CASE-BY-CASE  basis,  taking into consideration the following:
o     Dilution to existing shareholders' position
o     Terms of the offer
o     Financial issues
o     Management's efforts to pursue other alternatives
o     Control issues
o     Conflicts of interest.

Vote FOR the debt  restructuring  if it is  expected  that the  company  will file for bankruptcy if the transaction is not approved.

Formation of Holding Company
Votes on proposals  regarding the formation of a holding  company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
o     The reasons for the change
o     Any financial or tax benefits
o     Regulatory benefits
o     Increases in capital structure
o     Changes to the articles of incorporation or bylaws of the company.

Absent  compelling  financial  reasons to recommend the transaction,  vote AGAINST the formation  of a  holding  company  if the  transaction  would  include  either  of the following:
o     Increases in common or  preferred  stock in excess of the  allowable  maximum as calculated by the ISS Capital Structure model
o     Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeeze outs)
Vote going  private  transactions  on a  CASE-BY-CASE  basis,  taking into account the following:  offer  price/premium,  fairness  opinion,  how the  deal  was  negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

Joint Ventures
Votes  CASE-BY-CASE  on  proposals  to form joint  ventures,  taking into  account the
following:   percentage  of   assets/business   contributed,   percentage   ownership,
financial and strategic benefits,  governance structure,  conflicts of interest, other alternatives, and non-completion risk.

Liquidations
Votes  on  liquidations  should  be  made  on a  CASE-BY-CASE  basis  after  reviewing management's  efforts to pursue other  alternatives,  appraisal  value of assets,  and the compensation plan for executives managing the liquidation.
Vote FOR the  liquidation  if the company will file for  bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition
Votes on mergers  and  acquisitions  should be  considered  on a  CASE-BY-CASE  basis,
determining   whether   the   transaction   enhances   shareholder   value  by  giving
consideration to the following:
o     Prospects of the combined company, anticipated financial and operating benefits
o     Offer price
o     Fairness opinion
o     How the deal was negotiated
o     Changes in corporate governance
o     Change in the capital structure
o     Conflicts of interest.

Private Placements/Warrants/Convertible Debentures
Votes  on  proposals   regarding   private   placements  should  be  determined  on  a
CASE-BY-CASE  basis.  When  evaluating  these  proposals the investor  should  review:
dilution to existing  shareholders'  position,  terms of the offer,  financial issues, management's  efforts to pursue other  alternatives,  control issues, and conflicts of interest.
Vote FOR the  private  placement  if it is  expected  that the  company  will file for bankruptcy if the transaction is not approved.

Spin offs
Votes on spin offs should be considered on a CASE-BY-CASE basis depending on:
o     Tax and regulatory advantages
o     Planned use of the sale proceeds
o     Valuation of spin off
o     Fairness opinion
o     Benefits to the parent company
o     Conflicts of interest
o     Managerial incentives
o     Corporate governance changes
o     Changes in the capital structure.

Value Maximization Proposals
Vote CASE-BY-CASE on shareholder  proposals  seeking to maximize  shareholder value by hiring a financial advisor to explore strategic  alternatives,  selling the company or
liquidating  the  company  and  distributing  the  proceeds  to  shareholders.   These
proposals  should  be  evaluated  based  on  the  following  factors:  prolonged  poor performance  with no turnaround in sight,  signs of entrenched  board and  management, strategic  plan in place for  improving  value,  likelihood  of  receiving  reasonable value  in a sale or  dissolution,  and  whether  company  is  actively  exploring  its strategic options, including retaining a financial advisor.

6. State of Incorporation

Control Share Acquisition Provisions
Vote FOR proposals to opt out of control share  acquisition  statutes  unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
Vote  AGAINST  proposals  to amend the charter to include  control  share  acquisition provisions.
Vote FOR proposals to restore voting rights to the control shares.

Control Share Cash out Provisions
Vote FOR proposals to opt out of control share cash out statutes.

Disgorgement Provisions
Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions
Vote  proposals to adopt fair price  provisions on a  CASE-BY-CASE  basis,  evaluating factors  such as the vote  required  to approve  the  proposed  acquisition,  the vote required to repeal the fair price  provision,  and the mechanism for  determining  the fair price.
Generally,  vote AGAINST fair price  provisions  with  shareholder  vote  requirements greater than a majority of disinterested shares.

Freeze out Provisions
Vote FOR proposals to opt out of state freeze out provisions.

Greenmail
Vote FOR proposals to adopt  anti-greenmail  charter of bylaw  amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a  CASE-BY-CASE  basis  anti-greenmail  proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals
Proposals  to change a  company's  state of  incorporation  should be  evaluated  on a
CASE-BY-CASE  basis, giving  consideration to both financial and corporate  governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
Vote FOR  reincorporation  when the economic  factors outweigh any neutral or negative governance changes.

Stakeholder Provisions
Vote AGAINST proposals that ask the board to consider  non-shareholder  constituencies or other non-financial effects when evaluating a merger or business combination.

State Anti-takeover Statutes
Review on a CASE-BY-CASE  basis proposals to opt in or out of state takeover  statutes
(including  control  share  acquisition  statutes,  control share  cash-out  statutes,
freeze  out  provisions,   fair  price  provisions,   stakeholder  laws,  poison  pill
endorsements,   severance   pay  and   labor   contract   provisions,   anti-greenmail
provisions, and disgorgement provisions).

7. Capital Structure

Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization
Votes on proposals to increase  the number of shares of common  stock  authorized  for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST  proposals at companies with  dual-class  capital  structures to increase the  number  of  authorized  shares  of the class of stock  that has  superior  voting rights.
Vote  FOR  proposals  to  approve  increases  beyond  the  allowable  increase  when a company's  shares  are in  danger  of being  delisted  or if a  company's  ability  to continue to operate as a going concern is uncertain.

Dual-class Stock
Vote  AGAINST  proposals to create a new class of common  stock with  superior  voting rights.
Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:
o     It is intended  for  financing  purposes  with minimal or no dilution to current
      Shareholders
o     It is not  designed to preserve  the voting  power of an insider or  significant shareholder

Issue Stock for Use with Rights Plan
Vote  AGAINST  proposals  that  increase  authorized  common  stock  for the  explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights
Review on a CASE-BY-CASE  basis shareholder  proposals that seek preemptive rights. In evaluating  proposals  on  preemptive  rights,  consider  the size of a  company,  the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock
Vote AGAINST  proposals  authorizing  the  creation of new classes of preferred  stock with unspecified voting, conversion,  dividend distribution,  and other rights ("blank check" preferred stock).
Vote FOR  proposals  to create  "declawed"  blank check  preferred  stock  (stock that cannot be used as a takeover defense).
Vote FOR proposals to authorize  preferred stock in cases where the company  specifies the  voting,  dividend,  conversion,  and other  rights of such stock and the terms of the preferred stock appear reasonable.
Vote  AGAINST  proposals  to  increase  the  number  of blank  check  preferred  stock authorized  for  issuance  when no shares have been issued or reserved  for a specific purpose.
Vote  CASE-BY-CASE  on  proposals  to  increase  the number of blank  check  preferred shares after  analyzing  the number of preferred  shares  available  for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization
Votes  CASE-BY-CASE on  recapitalizations  (reclassifications  of securities),  taking into account the following:  more simplified  capital structure,  enhanced  liquidity, fairness of conversion  terms,  impact on voting power and dividends,  reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits
Vote FOR  management  proposals to implement a reverse  stock split when the number of authorized shares will be proportionately reduced.
Vote FOR management proposals to implement a reverse stock split to avoid delisting.
Votes on  proposals  to  implement a reverse  stock split that do not  proportionately reduce  the  number  of  shares  authorized  for  issue  should  be  determined  on  a
CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs
Vote FOR  management  proposals to institute  open-market  share  repurchase  plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends
Vote FOR management  proposals to increase the common share  authorization for a stock split or share  dividend,  provided that the increase in  authorized  shares would not result in an excessive  number of shares  available for issuance as determined using a model developed by ISS.

Tracking Stock
Votes on the  creation of  tracking  stock are  determined  on a  CASE-BY-CASE  basis, weighing the  strategic  value of the  transaction  against  such factors as:  adverse governance changes, excessive increases in authorized capital stock, unfair method of  distribution,  diminution of voting rights,  adverse  conversion  features, negative impact on stock option plans, and other alternatives such as spin off.

8. Executive and Director Compensation

Votes with  respect to  compensation  plans  should be  determined  on a  CASE-BY-CASE basis.  ISS methodology  for reviewing  compensation  plans  primarily  focuses on the transfer of shareholder  wealth (the dollar cost of pay plans to shareholders  instead of simply focusing on voting power  dilution).  Using the expanded  compensation  data disclosed  under the SEC's  rules,  ISS will value every award type.  ISS will include in its analyses an  estimated  dollar cost for the  proposed  plan and all  continuing plans.  This cost,  dilution to  shareholders'  equity,  will also be  expressed  as a percentage  figure for the  transfer of  shareholder  wealth,  and will be  considered along with dilution to voting power.  Once ISS  determines  the estimated  cost of the plan, it is compared to a company-specific dilution cap.

The ISS model  determines a  company-specific  allowable  pool of  shareholder  wealth that may be transferred from the company to executives, adjusted for:
o     Long-term  corporate  performance  (on  an  absolute  basis  and  relative  to a standard industry peer group and an appropriate market index),
o     Cash compensation, and
o     Categorization of the company as emerging, growth, or mature.

These  adjustments are pegged to market  capitalization.  ISS will continue to examine other  features of proposed  pay plans such as  administration,  payment  terms,  plan duration,  and whether the administering  committee is permitted to reprice underwater stock options without shareholder approval.

Director Compensation
Votes on  compensation  plans for directors are  determined on a  CASE-BY-CASE  basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash
Votes  for plans  which  provide  participants  with the  option  of  taking  all or a portion  of  their  cash  compensation  in the  form  of  stock  are  determined  on a
CASE-BY-CASE basis.
Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.
Votes  for plans  which do not  provide a  dollar-for-dollar  cash for stock  exchange should be determined on a CASE-BY-CASE  basis using a proprietary,  quantitative model developed by ISS.

Director Retirement Plans
Vote AGAINST retirement plans for non-employee directors.
Vote  FOR  shareholder  proposals  to  eliminate  retirement  plans  for  non-employee directors.

Management Proposals Seeking Approval to Reprice Options
Votes on management  proposals  seeking approval to reprice options are evaluated on a
CASE-BY-CASE basis giving consideration to the following:
o     Historic trading patterns
o     Rationale for the repricing
o     Value-for-value exchange
o     Option vesting
o     Term of the option
o     Exercise price
o     Participation.

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
o     Purchase price is at least 85 percent of fair market value
o     Offering period is 27 months or less, and
o     Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the following apply:
o     Purchase price is less than 85 percent of fair market value, or
o     Offering period is greater than 27 months, or
o     VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related
Compensation Proposals)
Vote FOR  proposals  that  simply  amend  shareholder-approved  compensation  plans to include  administrative  features  or  place  a cap  on  the  annual  grants  any  one participant may receive to comply with the provisions of Section 162(m).
Vote FOR proposals to add performance goals to existing  compensation  plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes  to  amend  existing  plans to  increase  shares  reserved  and to  qualify  for favorable tax treatment  under the  provisions of Section  162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.
Generally  vote  FOR  cash or cash  and  stock  bonus  plans  that  are  submitted  to
shareholders  for  the  purpose  of  exempting   compensation  from  taxes  under  the
provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)
Vote FOR  proposals to implement  an ESOP or increase  authorized  shares for existing
ESOPs,  unless  the number of shares  allocated  to the ESOP is  excessive  (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay
Generally,  vote FOR shareholder  proposals seeking additional disclosure of executive and  director  pay  information,  provided  the  information  requested is relevant to shareholders'  needs,  would  not  put  the  company  at  a  competitive  disadvantage relative to
its industry, and is not unduly burdensome to the company.
Vote AGAINST  shareholder  proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.
Vote on a CASE-BY-CASE basis for all other shareholder  proposals  regarding executive and director pay,  taking into account  company  performance,  pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing
Generally  vote  FOR  shareholder  proposals  asking  the  company  to  expense  stock options,  unless the company has already publicly  committed to expensing options by a specific date.

Performance-Based Stock Options
Vote  CASE-BY-CASE on shareholder  proposals  advocating the use of performance  based stock options (indexed,  premium-priced,  and performance-vested options), taking into account:
o     Whether the proposal mandates that all awards be performance-based
o     Whether the proposal  extends beyond  executive awards to those of lower-ranking employees
o     Whether the  company's  stock-based  compensation  plans meet ISS's SVT criteria and do not violate our repricing guidelines

Golden and Tin Parachutes
Vote FOR  shareholder  proposals  to  require  golden  and tin  parachutes  (executive severance  agreements)  to be  submitted  for  shareholder  ratification,  unless  the proposal requires shareholder approval prior to entering into employment contracts.
Vote  on a  CASE-BY-CASE  basis  on  proposals  to  ratify  or  cancel  golden  or tin parachutes. An acceptable parachute should include the following:
o     The parachute should be less attractive than an ongoing  employment  opportunity with the firm
o     The triggering mechanism should be beyond the control of management
o     The amount should not exceed three times base salary plus guaranteed benefits

9. Social and Environmental Issues

   A. Consumer Issues and Public Safety

Animal Rights
Vote  CASE-BY-CASE  on proposals  to phase out the use of animals in product  testing, taking into account:
o     The nature of the product and the degree that  animal  testing is  necessary  or federally mandated (such as medical products)
o     The  availability  and  feasibility of  alternatives to animal testing to ensure product safety, and
o     The degree that competitors are using animal-free testing.
Generally  vote  FOR  proposals  seeking  a report  on the  company's  animal  welfare standards unless:
o     The  company  has  already  published  a set of  animal  welfare  standards  and monitors compliance
o     The company's  standards  are  comparable to or better than those of peer firms,
      and
o     There are no  serious  controversies  surrounding  the  company's  treatment  of animals

Drug Pricing
Vote  CASE-BY-CASE on proposals  asking the company to implement  price  restraints on pharmaceutical products, taking into account:
o     Whether the proposal focuses on a specific drug and region
o     Whether the  economic  benefits of  providing  subsidized  drugs  (e.g.,  public goodwill)  outweigh  the  costs in  terms  of  reduced  profits,  lower  R&D spending, and harm to competitiveness
o     The extent that reduced  prices can be offset  through the  company's  marketing budget without affecting R&D spending
o     Whether the company already limits price increases of its products
o     Whether the  company  already  contributes  life-saving  pharmaceuticals  to the needy and Third World countries
o     The extent that peer companies implement price restraints

Genetically Modified Foods
Vote  CASE-BY-CASE  on  proposals  to label  genetically  modified  (GMO)  ingredients voluntarily in the company's  products,  or  alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:
o     The costs and feasibility of labeling and/or phasing out
o     The nature of the  company's  business and the  proportion of it affected by the
      Proposal
o     The  proportion  of company  sales in markets  requiring  labeling  or  GMO-free products
o     The extent that peer companies label or have eliminated GMOs
o     Competitive  benefits,  such as expected  increases  in consumer  demand for the company's products
o     The risks of  misleading  consumers  without  federally  mandated,  standardized labeling
o     Alternatives to labeling employed by the company.

Vote FOR  proposals  asking  for a report  on the  feasibility  of  labeling  products containing GMOs.
Vote  AGAINST  proposals to  completely  phase out GMOs from the  company's  products.
Such  resolutions  presuppose  that there are  proven  health  risks to GMOs--an  issue better left to federal  regulators--which  outweigh the economic  benefits derived from biotechnology.
Vote  CASE-BY-CASE  on reports  outlining the steps  necessary to eliminate  GMOs from the company's products, taking into account:
o     The  relevance  of the  proposal  in terms  of the  company's  business  and the proportion of it affected by the resolution
o     The extent that peer companies have eliminated GMOs
o     The extent that the report  would  clarify  whether it is viable for the company to eliminate GMOs from its products
o     Whether the proposal is limited to a  feasibility  study or  additionally  seeks an action plan and timeframe actually to phase out GMOs
o     The percentage of revenue derived from  international  operations,  particularly in Europe, where GMOs are more regulated.

Vote AGAINST  proposals  seeking a report on the health and  environmental  effects of
GMOs and the  company's  strategy  for  phasing  out  GMOs in the  event  they  become illegal  in the  United  States.  Studies  of  this  sort  are  better  undertaken  by regulators  and the  scientific  community.  If made  illegal  in the  United  States, genetically modified crops would automatically be recalled and phased out.

Handguns
Generally  vote  AGAINST  requests  for  reports  on a  company's  policies  aimed  at curtailing  gun  violence  in the  United  States  unless the  report is  confined  to product safety  information.  Criminal  misuse of firearms is beyond  company  control and instead falls within the purview of law enforcement agencies.

Predatory Lending
Vote CASE-BY CASE on requests for reports on the company's  procedures  for preventing predatory  lending,  including the  establishment  of a board committee for oversight, taking into account:
o     Whether the  company has  adequately  disclosed  mechanisms  in place to prevent abusive lending practices
o     Whether  the  company  has  adequately  disclosed  the  financial  risks  of its sub-prime business
o     Whether the company has been  subject to  violations  of lending laws or serious lending controversies
o     Peer companies' policies to prevent abusive lending practices.

Tobacco
Most  tobacco-related  proposals should be evaluated on a CASE-BY-CASE  basis,  taking into account the following factors:
Second-hand smoke:
o     Whether the company complies with all local ordinances and regulations
o     The degree that voluntary  restrictions  beyond those mandated by law might hurt the company's competitiveness
o     The risk of any health-related liabilities.
Advertising to youth:
o     Whether  the  company  complies  with  federal,  state,  and  local  laws on the marketing of tobacco or if it has been fined for violations
o     Whether the company has gone as far as peers in restricting advertising
o     Whether  the  company  entered  into  the  Master  Settlement  Agreement,  which restricts marketing of tobacco to youth
o     Whether restrictions on marketing to youth extend to foreign countries
Cease  production of  tobacco-related  products or avoid  selling  products to tobacco companies:
o     The percentage of the company's business affected
o     The  economic   loss  of   eliminating   the  business   versus  any   potential
      tobacco-related liabilities.
Spin off tobacco-related businesses:
o     The percentage of the company's business affected
o     The feasibility of a spin off
o     Potential future liabilities related to the company's tobacco business.

Stronger product warnings:
Vote AGAINST proposals  seeking stronger product  warnings.  Such decisions are better left to public health authorities.

Investment in tobacco stocks:
Vote AGAINST  proposals  prohibiting  investment in tobacco  equities.  Such decisions are better left to portfolio managers.

   B. Environment and Energy

Arctic National Wildlife Refuge
Vote CASE-BY-CASE on reports outlining  potential  environmental  damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:
o     Whether there are publicly available environmental impact reports;
o     Whether the company has a poor  environmental  track record,  such as violations of federal and state regulations or accidental spills; and
o     The current status of legislation regarding drilling in ANWR.

CERES Principles
Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:
o     The  company's  current  environmental  disclosure  beyond  legal  requirements, including  environmental  health and safety  (EHS)  audits and reports  that may duplicate CERES
o     The  company's  environmental   performance  record,   including  violations  of
      federal and state regulations, level of toxic emissions, and accidental spills
o     Environmentally  conscious  practices of peer companies,  including  endorsement of CERES
o     Costs of membership and implementation.

Environmental Reports
Generally  vote FOR  requests  for  reports  disclosing  the  company's  environmental policies unless it already has well-documented  environmental  management systems that are available to the public.

Global Warming
Generally  vote  FOR  reports  on the  level  of  greenhouse  gas  emissions  from the company's  operations and products,  unless the report is duplicative of the company's current  environmental  disclosure  and  reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:
o     The company's level of disclosure lags that of its competitors, or
o     The  company  has a poor  environmental  track  record,  such as  violations  of federal and state regulations.

Recycling
Vote  CASE-BY-CASE on proposals to adopt a comprehensive  recycling  strategy,  taking into account:
o     The nature of the company's business and the percentage affected
o     The extent that peer companies are recycling
o     The timetable prescribed by the proposal
o     The costs and methods of implementation
o     Whether the company has a poor  environmental  track record,  such as violations of federal and state regulations.

Renewable Energy
Vote  CASE-BY-CASE  on proposals to invest in renewable  energy  sources,  taking into account:
o     The nature of the company's business and the percentage affected
o     The extent  that peer  companies  are  switching  from  fossil  fuels to cleaner sources
o     The timetable and specific action prescribed by the proposal
o     The costs of implementation
o     The company's initiatives to address climate change
Generally  vote FOR requests for reports on the  feasibility  of developing  renewable
energy   sources,   unless  the  report  is  duplicative  of  the  company's   current
environmental  disclosure  and reporting or is not integral to the  company's  line of business.

   C. General Corporate Issues

Link Executive Compensation to Social Performance
Vote  CASE-BY-CASE  on proposals to review ways of linking  executive  compensation to social  factors,  such as corporate  downsizings,  customer or employee  satisfaction, community involvement,  human rights,  environmental  performance,  predatory lending, and  executive/employee  pay disparities.  Such resolutions should be evaluated in the context of:
o     The relevance of the issue to be linked to pay
o     The degree that social  performance  is already  included in the  company's  pay structure and disclosed
o     The degree that social performance is used by peer companies in setting pay
o     Violations or complaints  filed against the company  relating to the  particular social performance measure
o     Artificial  limits  sought  by  the  proposal,   such  as  freezing  or  capping
      executive pay
o     Independence of the compensation committee
o     Current company pay levels.

Charitable/Political Contributions
Generally   vote   AGAINST   proposals   asking  the   company  to  affirm   political
nonpartisanship in the workplace so long as:
o     The  company  is  in  compliance   with  laws  governing   corporate   political
      activities, and
o     The company has  procedures  in place to ensure that employee  contributions  to company-sponsored  political  action  committees  (PACs) are strictly  voluntary and not coercive.
Vote AGAINST  proposals to report or publish in  newspapers  the  company's  political contributions.  Federal and state laws restrict the amount of corporate  contributions and include reporting requirements.
Vote AGAINST  proposals  disallowing the company from making political  contributions.
Businesses  are affected by  legislation  at the federal,  state,  and local level and barring contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals  restricting the company from making charitable  contributions.
Charitable  contributions  are generally  useful for assisting  worthwhile  causes and for creating  goodwill in the  community.  In the absence of bad faith,  self-dealing, or gross negligence,  management should determine which  contributions are in the best interests of the company.
Vote  AGAINST  proposals  asking  for  a  list  of  company   executives,   directors,
consultants,  legal  counsels,  lobbyists,  or  investment  bankers  that  have  prior government  service and  whether  such  service  had a bearing on the  business of the company.  Such a list would be burdensome to prepare without  providing any meaningful information to shareholders.

   D. Labor Standards and Human Rights

China Principles
Vote AGAINST proposals to implement the China Principles unless:
o     There are serious controversies surrounding the company's China operations, and
o     The  company  does not have a code of conduct  with  standards  similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports
Vote  CASE-BY-CASE  on requests for reports  detailing the  company's  operations in a particular country and steps to protect human rights, based on:
o     The nature and amount of company business in that country
o     The company's workplace code of conduct
o     Proprietary and confidential information involved
o     Company compliance with U.S. regulations on investing in the country
o     Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards
Vote  CASE-BY-CASE  on  proposals  to  implement  certain  human  rights  standards at company  facilities or those of its  suppliers  and to commit to outside,  independent monitoring. In evaluating these proposals, the following should be considered:
o     The  company's  current  workplace  code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
o     Agreements with foreign suppliers to meet certain workplace standards
o     Whether company and vendor facilities are monitored and how
o     Company participation in fair labor organizations
o     Type of business
o     Proportion of business conducted overseas
o     Countries of operation with known human rights abuses
o     Whether the company has been recently  involved in  significant  labor and human rights controversies or violations
o     Peer company standards and practices
o     Union presence in company's international factories
Generally vote FOR reports  outlining  vendor standards  compliance  unless any of the following apply:
o     The  company  does not  operate  in  countries  with  significant  human  rights violations
o     The company has no recent human rights controversies or violations, or
o     The company  already  publicly  discloses  information  on its vendor  standards compliance.

MacBride Principles
Vote  CASE-BY-CASE  on  proposals  to endorse or  increase  activity  on the  MacBride
Principles, taking into account:

o     Company compliance with or violations of the Fair Employment Act of 1989
o     Company anti-discrimination policies that already exceed the legal requirements
o     The cost and feasibility of adopting all nine principles
o     The  cost  of  duplicating  efforts  to  follow  two  sets  of  standards  (Fair
      Employment and the MacBride Principles)
o     The potential for charges of reverse discrimination
o     The  potential  that any company  sales or  contracts  in the rest of the United
      Kingdom could be negatively impacted
o     The level of the company's investment in Northern Ireland
o     The number of company employees in Northern Ireland
o     The degree that industry peers have adopted the MacBride Principles
o     Applicable  state and municipal  laws that limit  contracts  with companies that have not adopted the MacBride Principles.

   E. Military Business

Foreign Military Sales/Offsets
Vote  AGAINST  reports on foreign  military  sales or offsets.  Such  disclosures  may involve sensitive and confidential information.  Moreover,  companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs
Vote  CASE-BY-CASE  on proposals  asking a company to renounce  future  involvement in antipersonnel landmine production, taking into account:
o     Whether the company has in the past manufactured landmine components
o     Whether the company's peers have renounced future production
Vote  CASE-BY-CASE  on proposals  asking a company to renounce  future  involvement in cluster bomb production, taking into account:
o     What weapons classifications the proponent views as cluster bombs
o     Whether the company  currently or in the past has manufactured  cluster bombs or their components
o     The percentage of revenue derived from cluster bomb manufacture
o     Whether the company's peers have renounced future production

Nuclear Weapons
Vote  AGAINST  proposals  asking a company  to cease  production  of  nuclear  weapons components  and  delivery  systems,  including  disengaging  from current and proposed contracts.  Components and delivery  systems serve multiple  military and non-military uses,  and  withdrawal  from  these  contracts  could  have a  negative  impact on the company's business.

Space-Based Weaponization
Generally vote FOR reports on a company's  involvement  in  space-based  weaponization unless:
o     The information is already publicly available or
o     The disclosures sought could compromise proprietary information.

   F. Workplace Diversity

Board Diversity
Generally vote FOR reports on the company's efforts to diversify the board, unless:
o     The board  composition  is  reasonably  inclusive  in relation to  companies  of similar size and business or
o     The  board  already   reports  on  its   nominating   procedures  and  diversity
      initiatives.
Vote  CASE-BY-CASE on proposals asking the company to increase the  representation  of women and minorities on the board, taking into account:
o     The degree of board diversity
o     Comparison with peer companies
o     Established process for improving board diversity
o     Existence of independent nominating committee
o     Use of outside search firm
o     History of EEO violations.

Equal Employment Opportunity (EEO)
Generally  vote FOR reports  outlining the company's  affirmative  action  initiatives unless all of the following apply:
o     The company has well-documented equal opportunity programs
o     The  company  already   publicly   reports  on  its   company-wide   affirmative
      initiatives and provides data on its workforce diversity, and
o     The company has no recent EEO-related violations or litigation.
Vote AGAINST proposals  seeking  information on the diversity efforts of suppliers and service  providers,  which can pose a significant  cost and  administration  burden on the company.

Glass Ceiling
Generally  vote FOR  reports  outlining  the  company's  progress  towards  the  Glass
Ceiling Commission's business recommendations, unless:
o     The composition of senior management and the board is fairly inclusive
o     The company has well-documented  programs addressing  diversity  initiatives and leadership development
o     The  company  already  issues  public  reports on its  company-wide  affirmative initiatives and provides data on its workforce diversity, and
o     The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation
Vote  CASE-BY-CASE  on proposals to amend the company's  EEO policy to include  sexual orientation, taking into account:
o     Whether the company's EEO policy is already in  compliance  with federal,  state and local laws
o     Whether  the  company  has  faced   significant   controversies   or  litigation
      regarding unfair treatment of gay and lesbian employees
o     The industry norm for including sexual orientation in EEO statements
o     Existing policies in place to prevent workplace  discrimination  based on sexual orientation
Vote  AGAINST  proposals to extend  company  benefits to or  eliminate  benefits  from domestic partners. Benefit decisions should be left to the discretion of the company.

10. Mutual Fund Proxies

Election of Directors
Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:
o     Board structure
o     Director independence and qualifications
o     Attendance at board and committee meetings.
Votes should be withheld from directors who:
o     Attend  less  than 75  percent  of the board and  committee  meetings  without a valid excuse for the absences.  Valid reasons  include illness or absence due to company  business.  Participation via telephone is acceptable.  In addition,  if the  director  missed only one meeting or one day's  meetings,  votes should not be withheld  even if such absence  dropped the  director's  attendance  below 75 percent.
o     Ignore  a  shareholder  proposal  that  is  approved  by a  majority  of  shares outstanding
o     Ignore a  shareholder  proposal that is approved by a majority of the votes cast for two consecutive years
o     Are interested directors and sit on the audit or nominating committee, or
o     Are  interested  directors  and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Convert Closed-end Fund to Open-end Fund
Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:
o     Past performance as a closed-end fund
o     Market in which the fund invests
o     Measures taken by the board to address the discount
o     Past shareholder activism, board activity
o     Votes on related proposals.

Proxy Contests
Votes on proxy  contests  should be determined on a  CASE-BY-CASE  basis,  considering the following factors:
o     Past performance relative to its peers
o     Market in which fund invests
o     Measures taken by the board to address the issues
o     Past shareholder activism, board activity, and votes on related proposals
o     Strategy of the incumbents versus the dissidents
o     Independence of directors
o     Experience and skills of director candidates
o     Governance profile of the company
o     Evidence of management entrenchment

Investment Advisory Agreements
Votes on  investment  advisory  agreements  should  be  determined  on a  CASE-BY-CASE basis, considering the following factors:
o     Proposed and current fee schedules
o     Fund category/investment objective
o     Performance benchmarks
o     Share price performance compared to peers
o     Resulting fees relative to peers
o     Assignments (where the advisor undergoes a change of control).

Approve New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals
Votes on the  authorization  for or increase in preferred  shares should be determined on a CASE-BY-CASE basis, considering the following factors:
o     Stated specific financing purpose
o     Possible dilution for common shares
o     Whether the shares can be used for anti-takeover purposes.

Investment Company Act of 1940 Act Policies
Votes on the  Investment  Company Act of 1940 Act policies  should be  determined on a
CASE-BY-CASE basis, considering the following factors:
o     Potential competitiveness
o     Regulatory developments
o     Current and potential returns
o     Current and potential risk.
Generally  vote  FOR  these  amendments  as  long  as  the  proposed  changes  do  not fundamentally  alter the  investment  focus of the fund and do comply with the current
SEC interpretation.

Change Fundamental Restriction to Non-fundamental Restriction
Proposals  to  change  a  fundamental  restriction  to a  non-fundamental  restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:
o     The fund's target investments
o     The reasons given by the fund for the change
o     The projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Non fundamental
Vote  AGAINST  proposals  to  change  a fund's  fundamental  investment  objective  to
Non-fundamental.

Name Change Proposals
Votes  on  name  change  proposals  should  be  determined  on a  CASE-BY-CASE  basis, considering the following factors:
o     Political/economic changes in the target market
o     Consolidation in the target market
o     Current asset composition

Change in Fund's Sub-classification
Votes  on  changes  in  a  fund's   sub-classification   should  be  determined  on  a
CASE-BY-CASE basis, considering the following factors:
o     Potential competitiveness
o     Current and potential returns
o     Risk of concentration
o     Consolidation in target industry

Disposition of Assets/Termination/Liquidation
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o     Strategies employed to salvage the company
o     The fund's past performance
o     Terms of the liquidation.

Changes to the Charter Document
Votes on  changes to the  charter  document  should be  determined  on a  CASE-BY-CASE basis, considering the following factors:
o     The degree of change implied by the proposal
o     The efficiencies that could result
o     The state of incorporation
o     Regulatory standards and implications.
Vote AGAINST any of the following changes:
o     Removal of  shareholder  approval  requirement  to  reorganize  or terminate the trust or any of its series
o     Removal  of  shareholder   approval   requirement  for  amendments  to  the  new
      declaration of trust
o     Removal of  shareholder  approval  requirement  to amend the  fund's  management contract,  allowing  the contract to be modified by the  investment  manager and the trust management, as permitted by the 1940 Act
o     Allow  the  trustees  to impose  other  fees in  addition  to sales  charges  on investment in a fund,  such as deferred sales charges and  redemption  fees that may be imposed upon redemption of a fund's shares
o     Removal  of  shareholder   approval  requirement  to  engage  in  and  terminate
      sub-advisory arrangements
o     Removal of shareholder approval requirement to change the domicile of the fund

Change the Fund's Domicile
Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:
o     Regulations of both states
o     Required fundamental policies of both states
o     increased flexibility available.

Authorize the Board to Hire and Terminate Sub-advisors Without Shareholder Approval
Vote AGAINST proposals  authorizing the board to hire/terminate  sub-advisors  without shareholder approval.

Distribution Agreements
Vote these proposals on a CASE-BY-CASE basis, considering the following factors:
o     Fees charged to comparably sized funds with similar objectives
o     The proposed distributor's reputation and past performance
o     The competitiveness of the fund in the industry
o     Terms of the agreement.

Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.

Mergers
Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:
o     Resulting fee structure
o     Performance of both funds
o     Continuity of management personnel
o     Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement
Generally vote AGAINST  shareholder  proposals that mandate a specific  minimum amount of stock that  directors  must own in order to  qualify as a director  or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Proxy Solicitation Expenses
Voting to reimburse proxy  solicitation  expenses should be analyzed on a CASE-BY-CASE basis.  In cases where ISS  recommends in favor of the  dissidents,  we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate Investment Advisor
Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:
o     Performance of the fund's NAV
o     The fund's history of shareholder relations
o     The performance of other funds under the advisor's management.

V. Recordkeeping

In  accordance  with Rule  204-2,  as amended,  the Advisor  must retain (i) its proxy voting  policies  and  procedures;  (ii)  proxy  statements  received  regarding  Fund securities;  (iii)  records  of votes on behalf of the  Funds;  (iv)  records  of Fund requests for proxy voting  information,  and (v) any documents prepared by the Advisor that were  material  to making a decision  on how to vote,  or that  memorialized  the basis for the decision.  The Advisor may rely on proxy  statements  filed on the SEC's
EDGAR  system  (instead of keeping its own copies),  and may rely on proxy  statements and  records of its votes cast that are  maintained  with an  independent  third party such as ISS,  provided that the Advisor  obtains an undertaking  from the  independent third party to provide a copy of the documents promptly upon request.

Conflicts of Interest

The Advisor  will ensure  that proxy votes are voted in the Funds' best  interest  and are not  affected  by the  Advisor's  conflicts  of  interest.  Proxy votes cast based upon the  recommendations  of an  independent  third party will be cast  according  to that party's  pre-determined  proxy voting  policy and therefore  will involve  little discretion  on the  part of the  Advisor.  For  proxy  votes  for  which  the  Advisor disagrees with the  recommendation  of the independent  third party,  the Advisor will grant voting authority to the Special Proxy Voting Committee.

Proxy Voting Report

A report on "Form  N-PX" of how the Funds  voted any  proxies  during the most  recent
12-month period ended June 30 is available through  Huntington  Funds' website.  Go to
www.huntingtonfunds.com;  select  "Fund  Shareholders;"  then use the  link to  "Proxy
Voting  Record" and select a Fund.  Form N-PX filings are also  available at the SEC's website at www.sec.gov.

                            PORTFOLIO HOLDINGS INFORMATION

The  disclosure  policy  of  the  Funds  and  the  Advisor  generally   prohibits  the
disclosure of portfolio  holdings  information to any investor or intermediary  before the same  information is made available to other  investors.  Employees of the Advisor or its  affiliates  who have access to  nonpublic  information  concerning  the Funds'
portfolio  holdings  are  prohibited  from  trading  securities  on the  basis of this information.  Such  persons  must  report all  personal  securities  trades and obtain pre-clearance for certain personal securities trades other than mutual fund shares.

Firms that provide  administrative,  custody,  financial,  accounting,  legal or other services  to  the  Funds  may  receive  nonpublic  information  about  Fund  portfolio holdings for  purposes  relating to their  services.  All of these  service  providers are  identified  elsewhere  in the  Prospectus  or SAI.  The  Funds  may also  provide
portfolio   holdings   information  to  publications  that  rate,  rank  or  otherwise categorize  investment  companies.  These  organizations  are Lipper and  Morningstar, who  receive a full  portfolio  holdings  listing  each  month.  Traders or  portfolio managers may provide  "interest"  lists to  facilitate  portfolio  trading if the list reflects only that subset of the  portfolio for which the trader or portfolio  manager is seeking market interest.  The Advisor also discloses  nonpublic  portfolio holdings information  of the Funds no less  often  than  monthly to  Citigroup  Global  Markets
Inc.,  KeyBanc  Capital  Markets  (McDonald  Inc.),  RBC Dain Rauscher  Inc.,  Mesirow
Financial Inc.,  Advest,  Inc. so that they can provide the Advisor with portfolio and trading analysis and comparative  information  based on proprietary  modeling software to assist the Advisor in its investment management process.

The furnishing of nonpublic  portfolio holdings  information to any third party (other than authorized  governmental or regulatory  personnel) requires the prior approval of the  Advisor's  Chief  Compliance  Officer and the  authorization  of the Funds' Chief
Executive  Officer  or  Chief  Financial   Officer.   Approval  to  furnish  nonpublic
portfolio  holdings  information  to a third  party  will be given  only if there is a legitimate  business  purpose  and such  disclosure  is subject  to a  confidentiality
agreement  to  safeguard  the   confidentiality   of  the   information  so  that  the
information  will be used  only  for the  purposes  for  which  it was  furnished  and otherwise  protect  against  misuse  of  such  information.  In  that  regard,  and to address  possible  conflicts  between the interests of Fund  shareholders and those of the Advisor and its  affiliates,  the following  procedures  apply.  No  consideration may be received by a Fund,  the Advisor,  any affiliate of the Advisor or any of their employees  in  connection  with the  disclosure  of  portfolio  holdings  information.
Persons approved to receive nonpublic  portfolio holdings  information will receive it as often as  necessary  for the purpose  for which it is  provided.  Such  information may be  furnished as  frequently  as daily and often with no time lag between the date of the  information  and the date it is  furnished.  The  Trustees  receive and review periodically  and at  least  annually  a list of the  persons  who  receive  nonpublic portfolio holdings information and the purposes for which it is furnished.

Portfolio Transactions

The  Advisor may place  portfolio  transactions  with  broker-dealers  which  furnish, without cost,  certain research,  statistical,  and quotation services of value to the
Advisor and its  affiliates  in advising the Trust and other  clients,  provided  that they shall  always seek best price and  execution  with  respect to the  transactions.
Certain  investments  may be appropriate  for the Trust and for other clients  advised by the Advisor.  Investment  decisions for the Trust and other clients are made with a view to achieving their respective  investment  objectives and after  consideration of such factors as their current holdings,  availability of cash for investment,  and the size of their investments generally.  Frequently,  a particular security may be bought or sold for only one client or in different  amounts and at  different  times for more than one but less than all  clients.  Likewise,  a  particular  security may be bought for one or more clients when one or more other  clients are selling the  security.  In addition,  purchases  or  sales  of the  same  security  may be  made  for two or more clients of an  investment  advisor on the same day. In such event,  such  transactions will be  allocated  among  the  clients  in a manner  believed  by the  Advisor  to be equitable to each. In some cases,  this procedure  could have an adverse effect on the price or amount of the  securities  purchased or sold by the Trust.  Purchase and sale orders for the Trust may be  combined  with those of other  clients of the  Advisor in the interest of achieving the most favorable net results for the Trust.

As part of its regular  banking  operations,  Huntington Bank may make loans to public companies.  Thus,  it may be  possible,  from  time to time,  for the Funds to hold or acquire the  securities  of issuers which are also lending  clients of the  Huntington
Bank.  The lending  relationship  will not be a factor in the  selection of securities for the Funds.

Brokerage Allocation and Other Practices

Transactions  on U.S.  stock  exchanges  and other  agency  transactions  involve  the payment by a Fund of negotiated  brokerage  commissions.  Such  commissions vary among different  brokers.  Also,  a  particular  broker  may  charge  different  commissions
according  to  such  factors  as  the   difficulty   and  size  of  the   transaction.
Transactions  in foreign  securities  often  involve  the  payment of fixed  brokerage commissions,  which are  generally  higher than those in the United  States.  There is
generally   no  stated   commission   in  the  case  of   securities   traded  in  the
over-the-counter   markets,  but  the  price  paid  by  a  Fund  usually  includes  an undisclosed dealer commission or mark-up.  In underwritten  offerings,  the price paid by a  Fund  includes  a  disclosed,  fixed  commission  or  discount  retained  by the underwriter or dealer.

The Advisor  places all orders for the purchase and sale of portfolio  securities  for a Fund and buys and  sells  securities  for a Fund  through  a  substantial  number of brokers and  dealers.  In so doing,  it uses its best efforts to obtain for a Fund the best price and  execution  available.  In seeking  the best price and  execution,  the
Advisor,  having in mind a Fund's  best  interests,  considers  all  factors  it deems relevant,  including, by way of illustration,  price, the size of the transaction, the nature of the market for the  security,  the amount of the  commission,  the timing of the  transaction  taking  into  account  market  prices and  trends,  the  reputation, experience,  and financial  stability of the broker-dealer  involved,  and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment  advisory  business for advisors  of  investment  companies  and  other  institutional  investors  to  receive research,  statistical,  and  quotation  services  from  broker-dealers  that  execute portfolio  transactions  for  the  clients  of such  advisors.  Consistent  with  this practice,  the Advisor receives  research,  statistical,  and quotation  services from many  broker-dealers  with  which it  places a Fund's  portfolio  transactions.  These services,  which in some cases may also be  purchased  for cash,  include such matters as general  economic  and  security  market  reviews,  industry  and company  reviews, evaluations  of  securities,  and  recommendations  as to the  purchase  and  sale  of securities.  Some of these  services are of value to the Advisor and its affiliates in advising  various of their clients  (including  the Trust),  although not all of these services are  necessarily  useful and of value in managing the Trust.  The fee paid by a Fund to the Advisor is not reduced  because the Advisor and its  affiliates  receive such services.

As  permitted by Section  28(e) of the  Securities  Exchange Act of 1934,  as amended, and by the  Investment  Advisory  Agreements,  the  Advisor  may cause a Fund to pay a broker-dealer  that provides the brokerage and research  services  described  above an amount of disclosed  commission  for effecting a securities  transaction  for the Fund in excess of the  commission  which  another  broker-dealer  may charge for  effecting that  transaction.  The Advisor 's  authority  to cause a Fund to pay any such greater commissions  is also  subject to such  policies as the Trustees may adopt from time to time.

On  December  31,  2005,  certain  Funds owned  securities  of the  following  regular broker/dealers:

---------------------------------------------------------------------------------------
Fund                      Security Type              Security               Holdings
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Dividend Capture Fund     Preferred              Lehman Brothers           $1,575,000
                          Stock
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Dividend Capture Fund     Preferred                                         $756,600
                          Stock                  Citigroup, Inc.
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Income Equity Fund        Common Stock           Citigroup, Inc.           $8,235,541
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Macro 100 Fund            Common Stock           Lehman Brothers            $294,791
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Fixed Income Fund         Corporate Bond         Lehman Brothers           $3,123,012
---------------------------------------------------------------------------------------

                                    CODE OF ETHICS

Each of the Trust,  the Advisor,  the Sub-Advisor  and the Distributor  maintain Codes of Ethics which permit Fund  Trustees  and certain  employees to invest in  securities for their own  accounts,  including  securities  that may be  purchased or held by the
Fund,  subject  to  certain   preclearance  and  blackout   provisions  that  minimize
potential  conflicts  of  interest.  Although  they do permit these people to trade in securities,  including  those that the Trust could buy, they also contain  significant safeguards  designed  to protect  the Trust and its  shareholders  from abuses in this area,  such as  requirements  to obtain prior approval for, and to report,  particular transactions.  As of the date of this SAI,  copies of these  Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.

Administrator

Huntington Bank provides  administrative  personnel and services  necessary to operate the Funds.  Huntington Bank provides these at the following annual rate:

----------------------------------------------------------------
Maximum Administrative Fee   Average Daily Net Assets of the
                                          Funds
----------------------------------------------------------------
----------------------------------------------------------------
        .135 of 1%                 on the first $4 billion
----------------------------------------------------------------
----------------------------------------------------------------
        .125 of 1%                 on the next $3 billion
----------------------------------------------------------------
----------------------------------------------------------------
        .115 of 1%            on assets in excess of $7 billion
----------------------------------------------------------------

There is no minimum annual fee per Fund or class of Shares.

Sub-Administrator

Federated  Services  Company,  a subsidiary of Federated  Investors,  Inc.,  serves as sub-administrator  to the  Funds,  assisting  with  the  provision  of  administrative
services   (including  certain  legal  services)   necessary  to  operate  the  Funds.
Federated  Services  Company  receives a fee from the Huntington Bank at the following annual rate of the average daily net assets of the Funds.

-----------------------------------------------------------
        Maximum           Average Daily Net Assets of the
 Sub-Administrative Fee                Funds
-----------------------------------------------------------
-----------------------------------------------------------
          .05%                 on the first $3 billion
-----------------------------------------------------------
-----------------------------------------------------------
          .04%                  on the next $2 billion
-----------------------------------------------------------
-----------------------------------------------------------
          .03%                on assets in excess of $5
                                       billion
-----------------------------------------------------------

There is a minimum annual fee per Fund of $50,000.

Financial Administrator

Huntington Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds.  For its services, Huntington Bank receives a fee equal to 0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of Shares of any
Fund having more than one class of Shares.


Administrative Services Agreement

The Trust has entered into an Administrative  Services  Agreement with Huntington Bank pursuant to which  Huntington Bank will perform certain  shareholder  support services with  respect to the Trust Shares and  Investment A Shares of each of the Funds.  Such shareholder  support  services may include,  but are not limited to, (i)  establishing and maintaining  shareholder  accounts and records  pertaining to such accounts;  (ii)
processing   dividend  and   distribution   payments  from  the  Funds  on  behalf  of
shareholders;  (iii) providing periodic  shareholder account statements of holdings in each of the Funds and integrating such  information with holdings  maintained in other accounts  serviced by Huntington  Bank; (iv) arranging for bank wires;  (v) responding
to  shareholder   inquiries   regarding   services   performed;   (vi)  responding  to
shareholder  inquiries  regarding their  investments;  (vii) providing  sub-accounting with respect to omnibus  accounts held by Huntington  through which  shareholders  are invested in the Funds and other  sub-accounting  requested by the Trust;  (viii) where required  by law,  forwarding  shareholder  communications  from  the  Trust  (such as
proxies,   shareholder  reports,  annual  and  semi-annual  financial  statements  and dividend,  distribution  and other tax  notices) to  shareholders;  (ix)  assisting in
processing  purchase,   exchange  and  redemption  requests  from  shareholders;   (x)
assisting  in   processing   changes  in   shareholder   dividend   options,   account
designations  and addresses of record;  (xi) processing  shareholder  participation in systematic  investment  and  systematic  withdrawal  programs;  and (xii)  such  other similar  services as the Trust may reasonably  request to the extent  permitted  under applicable laws.

In  consideration  for  such  services,  Huntington  is paid a fee by the  Funds  at a maximum  annual  rate of up to 0.25% of the  average  daily NAV of such Shares of each
Fund.

The  Administrative  Services  Agreement became effective on November 1, 2004 and will continue through  October 31,  2006 ("Initial Term").  Thereafter,  the agreement will
automatically   renew  for  successive   12-month  terms  (a  "Renewal  Term")  unless
Huntington  Bank receives  written notice of  termination  from the Funds no less than
90  days  prior  to  the  expiration  of the  Initial  Term  or a  Renewal  Term.  The termination  date for all original or after-added  Funds that are, or become,  covered under this Agreement shall be coterminous.


Expenses

The Trust's  service  providers bear all expenses in connection  with the  performance of their respective  services,  except that each Fund will bear the following expenses relating to its operations:  taxes, interest,  brokerage fees and commissions, if any, fees and travel  expenses of the Trustees who are not partners,  officers,  directors, shareholders  or employees of Huntington  Bank,  SEC fees and state fees and expenses, certain  insurance  premiums,  outside  and,  to the extent  authorized  by the Trust, inside  auditing  and legal fees and  expenses,  fees  charged by rating  agencies  in
having  the  Fund's  Shares  rated,   advisory  and  administration   fees,  fees  and
reasonable  out-of-pocket  expenses of the  custodian  and  transfer  agent,  expenses incurred for pricing  securities  owned by the Fund, costs of maintenance of corporate existence,  typesetting  and printing  Prospectuses  for  regulatory  purposes and for distribution to current  shareholders,  costs and expenses of shareholders and Trustee reports and meetings and any extraordinary expenses.

Distributor

The Funds' Distributor, Edgewood Services, Inc., (Distributor) offers Shares on a continuous, best-efforts basis and markets the Shares to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. From time to time, the Distributor, may pay out of its reasonable profits and other resources (including those of its affiliates)
advertising, marketing and other expenses for the benefit of the Funds. The
Distributor is a wholly-owned subsidiary of Federated Investors, Inc.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The
Distributor generally pays up to 90% (and as much as 100%) of this charge to financial intermediaries for sales and/or administrative services. Any payments to financial intermediaries in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to a financial intermediary, and makes this available for marketing and sales-related activities and expenses, including those of the Advisor and its affiliates.


Rule 12b-1 Plan (Investment A and Investment B Shares)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay a financial intermediary (including the Distributor, the Advisor and their affiliates) for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of
Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the
Plan.  In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or marketing services with respect to the Investment A and Investment B Shares of the
Funds.  The Distributor or the Funds may also enter into Rule 12b-1 related agreements with administrators (including financial intermediaries, fiduciaries, custodians for public funds, and investment advisers) to provide distribution related and other services with respect to Investment A and Investment B Shares.
The Rule 12b-1 Plan is expected to benefit the Funds in a number of ways. For example, it is anticipated that the Plan will help the Funds attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Funds, which promotes the sale of Shares by providing a range of options to investors. The
Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate a financial intermediary more or less than its actual marketing and administrative expenses. In no event will a Fund pay for any expenses of a financial intermediary that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the financial intermediary has incurred. Therefore, it may take the financial intermediary a number of years to recoup these expenses.

The Distributor, the Advisor and their affiliates may benefit from arrangements where the Rule 12b-1 Plan fees related to Investment B Shares may be paid to third parties who have provided the funds to make advance commission payments to financial intermediaries.

SHAREHOLDER SERVICES

The Funds may pay financial intermediaries, including the Distributor, the Advisor and their affiliates for providing shareholder services and maintaining shareholder accounts. The financial intermediary may select others to perform these services for their customers and may pay them fees.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

In addition to the Rule 12b-1 and/or shareholder services fees that a Fund may pay to financial intermediaries, the Distributor, the Advisor and their affiliates may pay out of their own resources and reasonable profits amounts (including items of material value) to certain financial intermediaries.  While National Association of
Securities Dealers (NASD) regulations limit the sales charges that you may bear as a
Fund shareholder, there are no limits with regard to the amounts that the
Distributor, the Advisor and its affiliates may pay out of their own resources and reasonable profits.  You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to a financial intermediary.


SUPPLEMENTAL PAYMENTS

Financial intermediaries may be paid fees out of the assets of the Distributor, the
Advisor and their affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

Processing Support Payments

The Distributor, the Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that they may make under this category include:
payment of ticket charges on a per transaction basis; payment of networking fees;
and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.

Retirement Plan Program Servicing Payments

The Distributor, the Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.


Other Benefits to Financial Intermediaries

From time to time, the Distributor, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor, the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor, the Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The Distributor, the Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the
NASD.
For the fiscal year ended December 31, 2005, the Funds named below paid the following fees pursuant to the Distribution Plan for Investment A and Investment B
Shares:

--------------------------------------------------------------------------------------------------------------
----------------------   Florida Tax-Free      Money Market Fund   Ohio Municipal Money  U.S. Treasury Money
Fees Paid for the           Money Fund                                  Market Fund          Market Fund
fiscal year ended
December 31, 2005
                                                                   ----------------------
-------------------------------------------------------------------                      ---------------------
                             A Shares        A Shares   B Shares         A Shares              A Shares
                                                                   -------------------------------------------
--------------------------------------------------------------------------------------------------------------
----------------------        $18,100        $555,508     $552           $234,045              $125,833
12b-1 Fees Paid                $ --            $ --      $(443)            $ --                  $ --
(12b-1 Fees Waived)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
---------------------- Dividend Capture Fund      Growth Fund       Income Equity Fund      International
Fees Paid for the                                                                            Equity Fund
fiscal year ended
December 31, 2005
--------------------------------------------------------------------------------------------------------------
                       --------   B Shares   A Shares   B Shares   A Shares   B Shares   A Shares  B Shares
                       A Shares
--------------------------------------------------------------------------------------------------------------
---------------------- $22,817    $131,561   $26,939    $47,120    $14,924    $63,990     $3,778    $7,206
12b-1 Fees Paid
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
----------------------    Macro 100 Fund     Mid Corp America Fund   New Economy Fund      Rotating Markets
Fees Paid for the                                                                                Fund
fiscal year ended
December 31, 2005
--------------------------------------------------------------------------------------------------------------
                       --------   B Shares   A Shares   B Shares   A Shares   B Shares         A Shares
                       A Shares
--------------------------------------------------------------------------------------------------------------
----------------------  $3,584     $9,380     $9,695    $58,621     $7,685     $21,866          $4,336
12b-1 Fees Paid
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
---------------------- Situs Small Cap Fund      Fixed Income          Intermediate       Michigan Tax-Free
Fees Paid for the                               Securities Fund      Government Income           Fund
fiscal year ended                                                          Fund
December 31, 2005
--------------------------------------------------------------------------------------------------------------
                       --------   B Shares   A Shares   B Shares   A Shares   B Shares   A Shares  B Shares
                       A Shares
--------------------------------------------------------------------------------------------------------------
----------------------  $7,438    $16,560     $4,671    $23,527     $9,754     $3,897    $13,141    $5,223
12b-1 Fees Paid
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
----------------------  Mortgage Securities   Ohio Tax-Free Fund    Short/Intermediate
Fees Paid for the              Fund                                    Fixed Income
fiscal year ended                                                     Securities Fund
December 31, 2005
-----------------------------------------------------------------------------------------
                       ------------------------------------------------------------------
                       -------   B Shares    A Shares   B Shares         A Shares
                       A
                       Shares
                       ----------------------                      ----------------------
-----------------------------------------------------------------------------------------
---------------------- $3,745     $4,841     $10,010    $12,257           $9,583
12b-1 Fees Paid
-----------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Custodians

For each of the Funds, except the International  Equity Fund,  Huntington Bank acts as custodian.  For an annual  fee of  0.026% of each  Fund's  average  daily net  assets,
Huntington  Bank is generally  responsible  as custodian for the  safekeeping  of Fund
assets,   including  the   acceptance   or  delivery  of  cash  or  securities   where
appropriate,  registration of securities in the  appropriate  Fund name or the name of a  nominee,  maintenance  of bank  accounts  on  behalf  of the  Funds.  In  addition,
Huntington is  responsible  as record keeper for the creation and  maintenance  of all
Fund accounting records relating to custodian activities required by the 1940 Act.

State  Street  Bank  and  Trust  Company,   Quincy,  MA,  is  the  custodian  for  the
International  Equity  Fund.  Foreign  instruments  purchased  by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

The Bank of New York is sub-custodian of the Situs Small Cap Fund's foreign assets.

Transfer Agent and Dividend Disbursing Agent

Unified Fund  Services,  Inc.,  Indianapolis,  IN,  serves as the  transfer  agent and dividend disbursing agent for the Trust.

Independent Registered Public Accounting Firm

Ernst &  Young LLP is the independent  registered  public  accounting firm for the
Trust.

Legal Counsel

Sullivan & Worcester LLP, 1666 K Street, N.W.,  Washington,  DC 20006, are counsel to the Trust and will pass upon the legality of the Shares offered hereby.

                         FEES PAID BY THE FUNDS FOR SERVICES*

----------------------------------------------------------------------------------------------------------------------------------
                         Florida Tax-Free Money Fund        Money Market Fund                      Ohio Municipal
                                                                                                   Money Market Fund

                         ---------------------------------------------------------------------------------------------------------
                         ---------------------------------------------------------------------------------------------------------
                         For the fiscal years ended         For the fiscal years ended             For the fiscal years ended
                         December 31,                       December 31,                           December 31,
                         ---------------------------------------------------------------------------------------------------------
                         ---------------------------------------------------------------------------------------------------------
                         2005        2004       2003        2005          2004          2003       2005       2004      2003
----------------------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid        $81,776     $77,954    $82,013     $1,967,432    $1,917,817    $2,085,173 $503,770   $503,182  $513,449
Advisory Fee Waived      $ --        $185       $ --        $ --          $ --          $ --       $ --       $ --      $ --
-------------------------
----------------------------------------------------------------------------------------------------------------------------------
Administrative Fee Paid  $23,356     $19,963    $20,503     $588,743      $511,388      $550,553   $143,896   $128,477  $128,362
-------------------------
----------------------------------------------------------------------------------------------------------------------------------
Sub-Administrative Fee
Paid                     $13,444     $15,116    $16,402     $338,685      $389,230      $440,431   $82,804    $97,955   $102,687
-------------------------
----------------------------------------------------------------------------------------------------------------------------------
Financial
Administration Fee Paid  $19,849     $23,708    $25,099     $301,133      $313,234      $340,768   $74,433    $85,601   $88,780
-------------------------
----------------------------------------------------------------------------------------------------------------------------------
Financial
Administration Fee       $11,232     $ --       $ --        $55,238       $ --          $ --       $27,275    $ --      $ --
Waived
-------------------------
----------------------------------------------------------------------------------------------------------------------------------
Brokerage Commissions
Paid                     $ --        $ --       $ --        $ --          $ --          $ --       $ --       $ --      $ --
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                         U.S. Treasury                     Dividend Capture Fund            Growth Fund
                         Money Market Fund
                         ---------------------------------------------------------------------------------------------------
                         --------------------------------------------------------------------------------------------------
                         For the fiscal years ended        For the fiscal years ended       For the fiscal years ended
                         December 31,                      December 31,                     December 31,
                         ---------------------------------------------------------------------------------------------------
                         --------------------------------------------------------------------------------------------------
                         2005        2004       2003       2005         2004      2003      2005       2004       2003
----------------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid        $1,093,957  $995,322   $1,156,917 $892,153     $657,432  $371,214  $1,588,019 $1,582,723 $1,340,304$
Advisory Fee Waived      $ --        $ --       $ --       $ --         $ --      $ --      $ --       $ --       --
-------------------------
----------------------------------------------------------------------------------------------------------------------------
Administrative Fee Paid  $468,844    $381,044   $433,841   $101,962     $67,471   $37,122   $226,821   $202,335   $167,537
-------------------------
----------------------------------------------------------------------------------------------------------------------------
Sub-Administrative Fee
Paid                     $269,585    $290,792   $347,064   $58,629      $50,866   $29,697   $130,490   $153,776   $134,027
-------------------------
----------------------------------------------------------------------------------------------------------------------------
Financial
Administration Fee Paid  $238,796    $218,555   $259,675   $60,993      $61,255   $44,408   $126,589   $134,837   $116,317
-------------------------
----------------------------------------------------------------------------------------------------------------------------
Financial
Administration Fee       $27,898     $ --       $ --       $19,124      $ --      $ --      $19,289    $ --       $ --
Waived
-------------------------
----------------------------------------------------------------------------------------------------------------------------
Brokerage Commissions
Paid                     $ --        $ --       $ --       $494,411 (1) $303,488  $249,188  $138,206   $82,963    $71,237
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                         Income Equity Fund                International Equity Fund         Macro 100 Fund

                         ---------------------------------------------------------------------------------------------------
                         ---------------------------------------------------------------------------------------------------
                         For the fiscal years ended        For the fiscal years ended        For the fiscal years ended
                         December 31,                      December 31,                      December 31,
                         ---------------------------------------------------------------------------------------------------
                         ---------------------------------------------------------------------------------------------------
                         2005        2004       2003       2005         2004       2003      2005      2004 (2)   2003
----------------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid        $1,301,982  $1,279,831 $1,172,802 $1,588,742   $1,063,417 $631,826  $187,318  $71,934    $ --
Advisory Fee Waived      $ --        $ --       $ --       $ --         $ --       $ --      $ --      $ --       $ --
-------------------------
----------------------------------------------------------------------------------------------------------------------------
Administrative Fee Paid  $185,965    $163,638   $146,600   $136,165     $81,869    $47,387   $21,409   $7,510     $ --
-------------------------
----------------------------------------------------------------------------------------------------------------------------
Sub-Administrative Fee
Paid                     $106,986    $124,322   $117,277   $78,319      $61,962    $37,909   $12,309   $5,438     $ --
-------------------------
----------------------------------------------------------------------------------------------------------------------------
Financial
Administration Fee Paid  $107,255    $113,336   $104,655   $92,478      $67,361    $49,336   $31,291   $18,501    $ --
-------------------------
----------------------------------------------------------------------------------------------------------------------------
Financial
Administration Fee       $10,784     $ --       $ --       $1,239       $ --       $ --      $300      $ --       $ --
Waived
-------------------------
----------------------------------------------------------------------------------------------------------------------------
Brokerage Commissions
Paid                     $488,146    $394,913   $577,987   $214,403     $220,999   $199,678  $17,460   $10,559    $ --
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                Mid Corp America Fund

                         ---------------------------------------------------------------------
                         ---------------------------------------------------------------------
                                              For the fiscal years ended
                                                     December 31,
                         ---------------------------------------------------------------------
                         ---------------------------------------------------------------------
                                        2005                      2004             2003
----------------------------------------------------------------------------------------------
Advisory Fee Paid        $1,144,461                         $1,072,470       $843,098
Advisory Fee Waived      $ --                               $ --             $ --
-------------------------
----------------------------------------------------------------------------------------------
Administrative Fee Paid  $130,781                           $109,654         $84,310
-------------------------
----------------------------------------------------------------------------------------------
Sub-Administrative Fee   $75,226                            $83,389          $67,446
Paid
-------------------------
----------------------------------------------------------------------------------------------
Financial                $82,912                            $86,837          $75,639
Administration Fee Paid
-------------------------
----------------------------------------------------------------------------------------------
Financial
Administration Fee       $7,980                             $ --             $ --
Waived
-------------------------
----------------------------------------------------------------------------------------------
Brokerage Commissions    $42,191                            $41,855          $137,334
Paid
----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                      New Economy Fund                 Rotating Markets Fund      Situs Small Cap Fund

                      -----------------------------------------------------------------------------------------
                      -----------------------------------------------------------------------------------------
                      For the fiscal years ended       For the fiscal years ended For the fiscal years ended
                      December 31,                     December 31,               December 31,
                      -----------------------------------------------------------------------------------------
                      -----------------------------------------------------------------------------------------
                      2005        2004        2003     2005     2004     2003     2005     2004      2003
---------------------------------------------------------------------------------------------------------------
Advisory Fee Paid     $642,344    $423,443    $269,123$$137,603 $109,353 $86,817  $547,117 $327,692  $159,033$
Advisory Fee Waived   $ --        $ --        --       $--      $ --     $ --     $ --     $ --      --
----------------------
---------------------------------------------------------------------------------------------------------------
Administrative Fee    $64,772     $38,352     $23,746  $23,587  $16,811  $13,023  $62,520  $33,736   $15,903
Paid
----------------------
---------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid              $37,250     $28,900     $18,996  $13,566  $12,715  $10,418  $35,963  $25,248   $12,722
----------------------
---------------------------------------------------------------------------------------------------------------
Financial
Administration Fee    $53,810     $47,884     $40,919  $22,048  $21,017  $18,728  $53,405  $40,007   $29,520
Paid
----------------------
---------------------------------------------------------------------------------------------------------------
Financial
Administration Fee    $2,811      $ --        $ --     $1,252   $ --     $ --     $1,156   $ --      $ --
Waived
----------------------
---------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid      $213,654    $49,589     $110,055 $32,281  $45,437  $67,730  $56,703  $58,483   $44,069
                      (1)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                      Fixed Income Securities Fund     Intermediate Government    Michigan Tax-Free Fund
                                                       Income Fund
                      -----------------------------------------------------------------------------------------
                      -----------------------------------------------------------------------------------------
                      For the fiscal years ended       For the fiscal years ended For the fiscal years ended
                      December 31,                     December 31,               December 31,
                      -----------------------------------------------------------------------------------------
                      -----------------------------------------------------------------------------------------
                      2005        2004        2003     2005     2004     2003     2005     2004      2003
---------------------------------------------------------------------------------------------------------------
Advisory Fee Paid     $846,510    $844,559    $809,427 $523,959 $446,329 $461,580$$156,726 $151,691  $137,895$
Advisory Fee Waived   $ --        $ --        $ --     $ --     $ --     --       $ --     $ --      --
----------------------
---------------------------------------------------------------------------------------------------------------
Administrative Fee    $145,086    $129,498    $121,415 $89,822  $68,499  $69,237  $26,863  $23,277   $20,684
Paid
----------------------
---------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid              $83,477     $98,531     $97,129  $51,650  $52,009  $55,388  $15,454  $17,679   $16,547
----------------------
---------------------------------------------------------------------------------------------------------------
Financial
Administration Fee    $100,528    $104,965    $99,943  $71,604  $64,329  $61,278  $48,721  $48,673   $38,845
Paid
----------------------
---------------------------------------------------------------------------------------------------------------
Financial
Administration Fee    $5,800      $ --        $ --     $7,800   $ --     $ --     $7,790   $ --      $ --
Waived
----------------------
---------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid      $6,490      $2,320      $ --     $ --     $ --     $ --     $ --     $ --      $ --
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                      Mortgage Securities Fund         Ohio Tax-Free Fund         Short/Intermediate Fixed
                                                                                  Income Securities Fund
                      -----------------------------------------------------------------------------------------
                      -----------------------------------------------------------------------------------------
                      For the fiscal years ended       For the fiscal years ended For the fiscal years ended
                      December 31,                     December 31,               December 31,
                      -----------------------------------------------------------------------------------------
                      -----------------------------------------------------------------------------------------
                      2005        2004        2003     2005     2004     2003     2005     2004      2003
---------------------------------------------------------------------------------------------------------------
Advisory Fee Paid     $383,620    $275,762    $243,875$$279,729 $317,947 $298,539$$717,267 $807,436  $730,746$
Advisory Fee Waived   $ --        $ --        --       $ --     $ --     --       $ --     $$ --     --
----------------------
---------------------------------------------------------------------------------------------------------------
Administrative Fee    $65,768     $42,435     $36,581  $47,940  $48,680  $44,781  $122,918 $123,716  $109,612
Paid
----------------------
---------------------------------------------------------------------------------------------------------------
Sub-Administrative    $37,812     $32,020     $29,264  $27,588  $37,166  $35,824  $70,749  $94,290   $87,688
Fee Paid
----------------------
---------------------------------------------------------------------------------------------------------------
Financial
Administration Fee    $60,524     $48,290     $41,283  $64,545  $69,741  $60,076  $78,455  $91,033   $78,676
Paid
----------------------
---------------------------------------------------------------------------------------------------------------
Financial
Administration Fee    $2,659      $ --        $ --     $6,554   $ --     $ --     $5,100   $ --      $ --
Waived
----------------------
---------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid      $5,353      $8,810      $7,713   $188     $ --     $513     $ --     $ --      $ --
---------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
(1) The  brokerage  commissions  paid on  these  Funds  increased  in 2003 as a direct result of an increase in assets in the portfolios.
(2)  The Macro 100 Fund commenced operations on April 30, 2004.

Principal Holders of Securities

Information  is provided  below  regarding  each person who owns of record or is known by the Trust to own  beneficially  5% or more of any class of Shares of any Fund.  The
Advisor is a wholly owned subsidiary of Huntington  Bank.  Huntington Bank, a national banking  association,  is an indirect  wholly-owned  subsidiary of HBI, a bank holding company  organized under the laws of Ohio. By virtue of Huntington's  affiliation with
Huntington Bank, Huntington may be deemed to control the Funds.
                        5% OR MORE OWNERS AS OF APRIL 3, 2006

------------------------------------------------------------------------------------------------
          Fund                Shareholder Name          Shares Owned        Percentage Owned
      Share Class                 Address
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Florida Tax-Free Money        Carey & Co.          10,661,609.14             97.74%
Fund - Investment A             Columbus, OH
Shares
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Florida  Tax-Free  Money      Carey & Co.          20,702,181.99              100%
Fund - Trust Shares             Columbus, OH

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Money   Market   Fund  -      Carey & Co.          131,498,727.8             55.04%
Investment A Shares             Columbus, OH

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                             National Financial        89,973,398.79             37.66%
                                Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                           Unified Fund Services,      11,641,991.12             4.87%
                                    Inc.
                              Indianapolis, IN
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Money   Market   Fund  -     National Financial          57,226.217              97.46%
Investment B Shares             Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Money   Market   Fund  -      Carey & Co.          504,159,825.3             99.58%
Trust Shares                    Columbus, OH

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Money   Market   Fund  -      Carey & Co.          34,709,602.73              100%
Interfund Shares                Columbus, OH

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Ohio   Municipal   Money     National Financial         7,901,278.21             7.87%
Market       Fund      -        Services LLC
Investment A Shares             New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                              Carey & Co.          77,879,377.86             77.56%
                                Columbus, OH

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                               M P Asset Co.             7,970,000               7.94%
                                 Akron, OH

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Ohio   Municipal   Money      Carey & Co.          66,737,707.88             99.63%
Market   Fund  -   Trust        Columbus, OH
Shares
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
U.S.    Treasury   Money     National Financial        54,512,515.55             63.28%
Market       Fund      -        Services LLC
Investment A Shares             New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                              Carey & Co.          30,018,311.91             34.85%
                                Columbus, OH

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
U.S.    Treasury   Money      Carey & Co.          483,835,621.2             99.96%
Market   Fund  -   Trust        Columbus, OH
Shares
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Dividend Capture -           National Financial         886,958.346              97.27%
Investment A Shares             Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
          Fund                Shareholder Name          Shares Owned        Percentage Owned
      Share Class                 Address
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Dividend Capture -           National Financial        1,587,298.847             98.76%
Investment B Shares             Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Dividend Capture -                  FMCO                757,038.251              8.63%
Trust Shares                    Columbus, OH
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                              Carey & Co.           8,002,177.13             91.25%
                                Columbus, OH
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Growth       Fund      -     National Financial         106,772.293              41.28%
Investment A Shares             Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Growth       Fund      -     National Financial         155,041.924              99.02%
Investment B Shares             Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Growth   Fund  -   Trust            FMCO                 335,438.95              5.76%
Shares                          Columbus, OH
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                              Carey & Co.           5,237,800.49             89.89%
                                Columbus, OH
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Income   Equity  Fund  -     National Financial         169,871.248              86.84%
Investment A Shares             Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Income   Equity  Fund  -     National Financial         263,058.201              98.78%
Investment B Shares             Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Income   Equity  Fund  -      Carey & Co.           5,297,054.59             87.26%
Trust Shares                    Columbus, OH
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                    FMCO                355,534.229              5.86%
                                Columbus, OH
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
International     Equity            FMCO                 50,812.707              18.93%
Fund  -   Investment   A        Columbus, OH
Shares
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                             National Financial         186,589.524              69.51%
                                Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                              Carey & Co.            22,408.965              8.35%
                                Columbus, OH
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
International     Equity     National Financial          116,390.82               100%
Fund  -   Investment   B        Services LLC
Shares                          New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
International     Equity      Carey & Co.          15,629,303.61             90.76%
Fund - Trust Shares             Columbus, OH
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Macro 100 Fund-              National Financial         200,511.882              98.42%
Investment A Shares             Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Macro 100 Fund-              National Financial         142,506.076              99.15%
Investment B Shares             Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Macro 100 Fund - Trust        Carey & Co.          1,848,251.924             75.71%
Shares                          Columbus, OH
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                         McDonald Investments Inc.      447,965.103              18.35%
                                Brooklyn, OH
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Mid Corp  America Fund -     National Financial         273,875.643              86.94%
Investment A Shares             Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                              Carey & Co.            27,271.982              8.66%
                                Columbus, OH
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Mid Corp  America Fund -     National Financial         542,584.513              98.69%
Investment B Shares             Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Mid Corp  America Fund -      Carey & Co.          8,721,357.756             92.94%
Trust Shares                    Columbus, OH
------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
          Fund                Shareholder Name          Shares Owned      Percentage Owned
      Share Class                 Address
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
New   Economy   Fund   -     National Financial         342,547.522            80.76%
Investment A Shares             Services LLC
                                New York, NY
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                    FMCO                 72,198.696            17.02%
                                Columbus, OH

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
New   Economy   Fund   -     National Financial          230,135.08            99.38%
Investment B Shares             Services LLC
                                New York, NY
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
New   Economy   Fund   -      Carey & Co.          4,417,754.568           84.32%
Trust Shares                    Columbus, OH

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                    FMCO                818,219.649            15.62%
                                Columbus, OH

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rotating  Markets Fund -     National Financial         146,971.306            80.53%
Investment A Shares             Services LLC
                                New York, NY
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                    FMCO                 31,208.027            17.10%
                                Columbus, OH

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Rotating  Markets Fund -      Carey & Co.          2,467,762.519           93.46%
Trust Shares                    Columbus, OH

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                    FMCO                172,607.006             6.54%
                                Columbus, OH

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Situs  Small  Cap Fund -     National Financial         271,114.561            77.77%
Investment A Shares             Services LLC
                                New York, NY
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                    FMCO                  62,766.3             18.00%
                                Columbus, OH

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Situs  Small  Cap Fund -     National Financial         154,803.235            98.70%
Investment B Shares             Services LLC
                                New York, NY
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Situs  Small  Cap Fund -      Carey & Co.          3,068,426.087           72.81%
Trust Shares                    Columbus, OH
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                    FMCO                916,871.382            21.76%
                                Columbus, OH
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                              Key Bank NA TTEE          218,742.163             5.19%
                               Cleveland, OH
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Fixed Income Securities      National Financial          59,795.686            69.81%
Fund - Investment A             Services LLC
Shares                          New York, NY
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                             William J. Umberg           8,311.495              9.70%
                               Cincinnati, OH

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Fixed Income  Securities     National Financial         143,289.823            98.45%
Fund  -   Investment   B        Services LLC
Shares                          New York, NY
---------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
          Fund                Shareholder Name          Shares Owned        Percentage Owned
      Share Class                 Address
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Fixed Income Securities          SEI-Trust              748,508.919              9.11%
Fund - Trust Shares               Oaks, PA

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                              Carey & Co.           6,936,309.95             84.43%
                                Columbus, OH

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                                    FMCO                464,310.782              5.65%
                                Columbus, OH

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Intermediate  Government     National Financial          99,029.146              52.33%
Income       Fund      -        Services LLC
Investment A Shares             New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Intermediate  Government     National Financial          51,048.248               100%
Income       Fund      -        Services LLC
Investment B Shares             New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Intermediate  Government            FMCO                642,768.195              6.06%
Income   Fund  -   Trust        Columbus, OH
Shares
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                              Carey & Co.          9,963,729.325             93.88%
                                Columbus, OH

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Michigan  Tax-Free  Fund     Welland W. Sprague          49,552.031              10.83%
- Investment A Shares           Portland, MI

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                             National Financial          167,392.23              36.59%
                                Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Michigan  Tax-Free  Fund     National Financial          58,041.067               100%
- Investment B Shares           Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Michigan  Tax-Free  Fund      Carey & Co.          1,915,904.577             96.20%
- Trust Shares                  Columbus, OH

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Mortgage      Securities     National Financial         146,800.776              76.93%
Fund  -   Investment   A        Services LLC
Shares                          New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Mortgage      Securities     National Financial           78,143.5                100%
Fund  -   Investment   B        Services LLC
Shares                          New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Mortgage      Securities      Carey & Co.          9,184,342.745             98.63%
Fund - Trust Shares             Columbus, OH

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Ohio   Tax-Free  Fund  -     National Financial          54,197.442              54.42%
Investment A Shares             Services LLC
                                New York, NY
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                              Carey & Co.            9,715.983               9.76%
                                Columbus, OH

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                            John. W. Warbritton          8,548.031               8.58%
                              Westerville, OH

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
                            Ursula E. M. Umberg           9,450.34               9.49%
                               Cincinnati, OH

------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
          Fund                Shareholder Name          Shares Owned        Percentage Owned
      Share Class                 Address
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Ohio   Tax-Free  Fund  -     National Financial          68,099.662               100%
Investment B Shares             Services LLC
                                New York, NY
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Ohio   Tax-Free  Fund  -      Carey & Co.          2,190,013.677             95.71%
Trust Shares                    Columbus, OH

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Short/Intermediate           National Financial          49,891.262              94.34%
Fixed Income  Securities        Services LLC
Fund  -   Investment   A        New York, NY
Shares
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Short/Intermediate            Carey & Co.          5,784,188.727             96.97%
Fixed Income Securities         Columbus, OH
Fund - Trust Shares
-------------------------------------------------------------------------------------------------

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


SHAREHOLDER RIGHTS

The Trust is an open-end  management  investment  company,  whose Declaration of Trust permits  the  Trust to  offer  separate  series  of  Shares  of  beneficial  interest, representing  interests in separate  portfolios of  securities.  The Shares in any one portfolio  may be  offered  in two or more  separate  classes.  As of the date of this
SAI, the Trustees  have  established  four  classes of Shares,  known as  Investment A
Shares,  Investment B Shares,  Trust Shares,  and Interfund  Shares.  Interfund Shares
are  offered  only  by  the  Money  Market  Fund.  All  of the  Income  Funds  (except
Short/Intermediate  Fixed Income  Securities  Fund), the Equity Funds (except Rotating
Markets Fund) and the Money Market Fund offer Investment B Shares.

Investment A Shares,  Investment B Shares,  Trust Shares,  and  Interfund  Shares of a
Fund are fully  transferable.  Each class is entitled to dividends from the respective class  assets of the Fund as  declared by the  Trustees,  and if the Trust (or a Fund)
were  liquidated,  the  shareholders of each class would receive the net assets of the
Fund attributable to each respective class.

All  shareholders  are entitled to one vote for each Share held on the record date for any action requiring a vote by the shareholders,  and a proportionate  fractional vote for each fractional  Share held.  Shareholders of the Trust will vote in the aggregate and not by Fund or class  except (i) as  otherwise  expressly  required by law or when the Trustees  determine  that the matter to be voted upon  affects only the  interests of  the  shareholders  of a  particular  Fund  or  class,  or  (ii)  only  holders  of
Investment  A Shares  and/or  Investment  B Shares will be entitled to vote on matters submitted to shareholder  vote with respect to the Rule 12b-1 Plan  applicable to such class or classes.

The rights of shareholders cannot be modified without a majority vote.

The Trust is not required to hold annual meetings of  shareholders  for the purpose of electing  Trustees  except  that  (i) the  Trust  is  required  to hold a  shareholder meeting  for the  election  of  Trustees  at such time as less than a majority  of the
Trustees  holding  office have been elected by  shareholders  and (ii) if, as a result of a vacancy on the Board,  less than  two-thirds of the Trustees  holding office have been  elected by the  shareholders,  that  vacancy may only be filled by a vote of the shareholders.  In addition,  a Trustee may be removed from office by a written consent signed by the holders of Shares  representing  two-thirds of the outstanding Shares of the Trust at a meeting  duly called for the purpose,  which  meeting must be held upon written  request of not less than 10% of the  outstanding  Shares of the  Trust.  Upon written request by the holders of Shares  representing  1% of the  outstanding  Shares of the  Trust  stating  that  such  shareholders  wish to  communicate  with the other shareholders  for the  purpose  of  obtaining  the  signatures  necessary  to demand a meeting  to  consider  removal  of a  Trustee,  the  Trust  will  provide  a  list  of shareholders  or disseminate  appropriate  materials (at the expense of the requesting shareholders).  Except as set forth  above,  a Trustee may continue to hold office and may appoint successor Trustees.

Under  Massachusetts  law,  shareholders  could, under certain  circumstances,  beheld personally  liable for the  obligations  of the Trust.  However,  the  Declaration  of
Trust  disclaims  shareholder  liability  for acts or  obligations  of the  Trust  and requires that notice of such  disclaimer be given in each  agreement,  obligation,  or instrument  entered into or executed by the Trust or the Trustees.  The Declaration of
Trust provides for  indemnification  out of a Fund's property for all loss and expense of any  shareholder  held  personally  liable for the  obligations of a Fund. Thus the risk of a shareholder's  incurring financial loss on account of shareholder  liability is  limited  to  circumstances  in  which  the  Fund  would  be  unable  to  meet  its obligations.

Shareholder  inquiries  regarding  Investment  A  Shares  should  be  directed  to The
Huntington Investment Company, 41 South High Street, Columbus, OH 43215.

Shareholder  inquiries  regarding  Investment  B  Shares  should  be  directed  to The
Huntington Investment Company, 41 South High Street, Columbus, OH 43215.

Shareholder  inquiries  regarding Trust Shares or Interfund  Shares should be directed to Huntington, 41 South High Street, Columbus, OH 43215, Attn: Trust Services.

Additional Information on Purchases, Exchanges and Redemptions

Investment  A Shares and  Investment  B Shares of each of the Funds may be  purchased, exchanged or redeemed by contacting the Trust,  The Huntington  Investment  Company or
a Huntington Personal Banker.

Trust  Shares may be  purchased  only through  fiduciary,  advisory,  agency and other similar  accounts  maintained  by or on  behalf of  Huntington  or its  affiliates  or
correspondent   banks  as  well  as  similar   customers  of  third  party   financial
institutions.   Individuals   who  receive  Trust  Shares  as  a  result  of  a  Trust
distribution  or similar  transaction  or by  operation  of law,  will be permitted to retain such Shares, but may not purchase  additional Trust Shares,  except by means of the  reinvestment  of  dividends  or  distributions.  Exchanges  of Trust  Shares,  if permitted by the account  agreement,  as well as redemptions of Trust Shares, are made by contacting the Trust.

Interfund  Shares are available only for purchase by the  Huntington  Equity Funds and
the  Huntington  Income  Funds  and  may  be  purchased,   exchanged  or  redeemed  by
contacting the Trust.

Telephone  purchase,  exchange or  redemption  requests  may be  recorded  and will be binding upon an investor.  Use of the telephone for exchanges or redemptions  involves the possible  risk of loss,  since anyone  providing the required  information  may be
able  to  use  the  service  without  the  shareholder's   permission.  If  reasonable
procedures  are  not  followed  by the  Trust,  it may be  liable  for  losses  due to unauthorized or fraudulent telephone instructions.

In times of extreme  economic or market  conditions,  shareholders may have difficulty making  redemptions  or exchanges by telephone.  If a shareholder  cannot make contact by telephone,  redemption or exchange  requests  should be made in writing and sent by overnight mail to the Trust.

In connection  with certain  redemption  or exchange  requests,  a shareholder  may be required  to  obtain a  signature  guarantee  for  authentication  purposes.  Only New
Technology Medallion imprints will be accepted as signature guarantees.

Other Purchase Information

Purchases  of all  classes of Shares are made at NAV,  plus (for  Investment  A Shares only) any  applicable  sales charge.  All purchases,  except for of Interfund  Shares, are subject to minimum  purchase  requirements,  but these  requirements may be waived by the  Distributor.  Payment for  Investment A Shares or  Investment B Shares may not
be by third party check,  and any checks  drawn from a bank  located  outside the U.S.
will result in a delay in processing until the check has cleared.

If at any time the right to purchase  Shares is  suspended,  although no new purchases may  be  made,  in  some  circumstances  existing  shareholders  may be  permitted  to purchase additional Shares and have dividends reinvested.

Payment in Kind.  In addition to payment by check,  Shares of a Fund may be  purchased by customers of the Advisor in exchange for  securities  held by an investor which are acceptable to that Fund.  Investors  interested in  exchanging  securities  must first telephone  Huntington at (800)  253-0412 for  instructions  regarding  submission of a written  description of the securities  the investor  wishes to exchange.  Within five business days of the receipt of the written  description,  Huntington  will advise the investor by telephone  whether the  securities to be exchanged  are  acceptable to the
Fund whose  Shares the  investor  desires to purchase  and will  instruct the investor regarding delivery of the securities.  There is no charge for this review.  Securities which  have been  accepted  by a Fund must be  delivered  within  five days  following acceptance.

Securities  accepted by a Fund are valued in the manner and on the days  described  in the  section  entitled  "Determination  of Net Asset  Value" as of 4:00 p.m.  (Eastern
Time).

The  value of the  securities  to be  exchanged  and of the  Shares of the Fund may be higher or lower on the day Fund  Shares  are  offered  than on the date of  receipt by
Huntington of the written  description  of the  securities to be exchanged.  The basis of the  exchange  of such  securities  for Shares of the Fund will depend on the value of the securities and the NAV of Fund Shares next determined  following  acceptance on the day Fund Shares are offered.  Securities to be exchanged  must be accompanied by a transmittal form which is available from Huntington.

A gain or loss for federal  income tax purposes  may be realized by the investor  upon the securities  exchange  depending  upon the cost basis of the  securities  tendered.
All  interest,  dividends,  subscription  or other  rights  with  respect to  accepted securities  which go "ex" (the interval  between the  announcement and the payments of the next  dividend or right)  after the time of  valuation  become the property of the
Fund and must be  delivered to the Fund by the  investor  forthwith  upon receipt from the  issuer.  Further,  the  investor  must  represent  and agree that all  securities offered to the Fund are not  subject to any  restrictions  upon their sale by the Fund under the Securities Act of 1933, or otherwise.

Sales Charge Reductions/Waivers (Investment A Shares). Investment A Shares may be
purchased without an initial sales charge by any investor who buys Investment A
Shares through an investment professional that does not accept a sales commission from the Funds' Distributor. Investment professionals wishing to offer this sales charge waiver should call the Trust.  Also, sales charges applicable to purchases of
Investment A Shares may be reduced for certain investors or groups of investors who make larger investments. Investors wishing to take advantage of these sales charge reductions should call the Trust.

Reinstatement  Privilege.  Every  shareholder has a one-time right,  within 60 days of redeeming  Investment A Shares or  Investment B Shares of an Equity or Income Fund, to
reinvest the  redemption  proceeds at the  next-determined  NAV in Investment A Shares without  any sales  charge.  The  investor  must  notify  the Trust in  writing of the reinvestment by the shareholder in order to eliminate a sales charge.

If the  shareholder  redeems  Investment  A  Shares  and  utilizes  the  reinstatement privilege, there may be tax consequences.

Other Exchange Information

Exchanges may only be made between Funds having identical  shareholder  registrations.
For  any  other  exchanges  you  must  obtain  a New  Technology  Medallion  Signature
Guarantee.

Unless  otherwise  specified in writing,  the existing  registration  and reinvestment options  relating  to a Fund being  exchanged  will be used for any new Fund  accounts required to be opened in the exchange.

Exchanges  will not be  available  for Shares  purchased  by check until the check has cleared.


Other Redemption Information

Redemptions  of all classes of Shares are made at NAV,  less (for  Investment B Shares only) any  applicable  CDSC. If you make  exchanges of your  Investment B Shares among the Funds,  the holding  period for purposes of determining  the applicable  CDSC will be determined based on the purchase date of your original Shares.

If a  shareholder  wishes to wire  redemption  proceeds  to a bank  other than the one previously  designated,  redemption may be delayed by as much as seven days. To change the  name  of the  bank  account  to  which  redemption  proceeds  will  be  wired,  a shareholder  should send a written  request (and, if necessary,  with a New Technology
Medallion  Signature  Guarantee) to the Trust, c/o The Huntington  National Bank, P.O.
Box 6110 Indianapolis, IN 46206-6110.

Proceeds  from the  redemption  of Shares  purchased  by check  will not be  available until the check has cleared.

Shareholders  of the  Money  Market  Funds who write  checks  to redeem  Investment  A
Shares may be  subject  to certain  checking  account  fees.  Checks  written on these accounts  may be  negotiated  through the  shareholder's  local bank and should not be sent to the issuing bank in order to redeem  Investment A Shares.  Canceled checks are sent to the shareholder each month.

Redemption in kind.  Although the Funds intend to pay Share  redemptions in cash, they reserve the right,  as described  below,  to pay the  redemption  price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Funds have  elected to be  governed by Rule 18f-1 under the 1940 Act,  the
Funds are obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000  or 1% of the net assets  represented  by such Share  class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount will also be in cash unless the Fund  determines  that payment  should be in kind. In such a case,  the Funds will pay all or a portion of the  remainder  of the  redemption  in  portfolio  securities, valued in the same way as a Fund  determines  its NAV. The portfolio  securities  will be selected  in a manner that the Fund's  Trustees  deems fair and  equitable  and, to the extent available, such securities will be readily marketable.

Redemption  in kind is not as liquid as a cash  redemption.  If  redemption is made in kind,  shareholders  receiving the portfolio  securities and selling them before their maturity  could receive less than the  redemption  value of the  securities  and could incur certain transaction costs.

                           DETERMINATION OF NET ASSET VALUE

NAV is  calculated  at 10:30 a.m.  Eastern  time for the Ohio  Municipal  Money Market
Fund and the Florida  Tax-Free Money Fund and at 1:00 p.m.  Eastern time for the Money
Market  Fund and the U.S.  Treasury  Money  Market  Fund.  In  addition,  these  Money
Market Funds and all the other Funds  calculate  their NAV as of the close of the NYSE every  Monday  through  Friday  except  (i) days on  which  there  are not  sufficient changes  in the  value  of a  Fund's  portfolio  securities  that  its  NAV  might  be materially  affected;  (ii) days during which no Shares are  tendered  for  redemption and no orders to purchase Shares are received;  and (iii) the following holidays:  New
Year's Day, Martin Luther King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,
Independence  Day,  Labor Day,  Columbus  Day,  Veterans'  Day,  Thanksgiving  Day and
Christmas Day.

In  addition,  the  Money  Market  Funds  reserve  the  right to allow  the  purchase, redemption,  and  exchange  of Shares on any other  day on which  regular  trading  in money market  instruments  is taking  place.  On any day that the bond  markets  close early,  such as days in  advance  of  holidays  or in the event of an  emergency,  the
Money  Market  Funds  reserve the right to advance the time NAV is  determined  and by which purchase,  redemption,  and exchange orders must be received on that day, to the time of such closing.

For valuing  securities  in  calculating  NAV,  the Money Market Funds have elected to use the amortized  cost method of valuation  pursuant to Rule 2a-7 under the 1940 Act.
The  process  of  selecting  securities  is  consistent  with the credit  quality  and diversification  requirements  of  Rule  2a-7.  The  amortized  cost  method  involves valuing  an  instrument  at its cost  initially  and  thereafter  assuming  a constant amortization  to maturity of any  discount  or  premium,  regardless  of the impact of fluctuating  interest  rates on the market  value of the  instrument.  This method may result in periods  during which value,  as determined by amortized  cost, is higher or lower than the price a Fund  would  receive  if it sold the  instrument.  The value of securities  in a Fund can be expected to vary  inversely  with  changes in  prevailing interest  rates.  Pursuant to Rule 2a-7,  each of the Money Market Funds will maintain a dollar-weighted  average portfolio maturity  appropriate to maintaining a stable NAV per  Share,  provided  that  no Fund  will  purchase  any  security  with a  remaining
maturity  of  more  than  397  days  (except  as  described   below)  nor  maintain  a
dollar-weighted  average  maturity  of  greater  than 90 days.  Repurchase  agreements involving the purchase of  securities  with  remaining  maturities of greater than 397 days will be  treated as having a maturity  equal to the  period  remaining  until the date on which the  repurchase  is  scheduled  to occur or,  where no date is specified and the  agreement is subject to a demand  feature,  the notice  period  applicable to the demand to repurchase those securities.  A variable rate instrument,  the principal amount of which is  scheduled  to be repaid in more than 397 days but which is subject to a demand  feature,  shall be deemed to have a  maturity  equal to the longer of the period  remaining  until the next  readjustment  of the  interest  rate or the  period remaining until the principal  amount may be recovered  through exercise of the demand feature.  A floating rate  instrument,  the principal  amount of which is scheduled to be repaid in more than 397 days but which is  subject  to a demand  feature,  shall be deemed to have a maturity  equal to the period  remaining  until the principal  amount can be recovered through demand.

The Trustees  have  undertaken to establish  procedures  reasonably  designed,  taking
into  account  current  market   conditions  and  each  of  the  Money  Market  Funds'
investment  objective,  to  stabilize  the NAV per Share of each Money Market Fund for purposes of sales and redemptions at $1.00.  These procedures  include a review by the
Trustees,  at such  intervals as they deem  appropriate,  to determine the extent,  if any, to which the NAV per Share of each Fund,  calculated  by using  available  market quotations,  deviates  from  $1.00 per  Share.  In the event  such  deviation  exceeds one-half of one percent,  Rule 2a-7 requires that the Trustees  promptly consider what action,  if any, should be initiated.  If the Trustees  believe that the extent of any deviation  from a Fund's $1.00  amortized  cost price per Share may result in material dilution or other unfair  results to  investors,  the Trustees will take such steps as they deem  appropriate  to  eliminate or reduce to the extent  reasonably  practicable any such  dilution  or unfair  results.  These  steps may  include  selling  portfolio instruments  prior to maturity,  shortening  the Fund's  average  portfolio  maturity, withholding  or  reducing  dividends,  reducing  the  number  of a Fund's  outstanding
Shares  without  monetary  consideration,  or  utilizing  a NAV  per  Share  based  on available  market  quotations.  In  addition,  if the Advisor  becomes  aware that any
Second Tier  Security or Unrated  Security  held by a Fund has  received a rating from any NRSRO below the NRSRO's two highest rating  categories,  the procedures adopted by the  Trustees  in  accordance  with Rule 2a-7  require  the Advisor to dispose of such security  unless (i) the sale would cause the deviation  between the Fund's  amortized cost and  market-determined  values per Share to exceed  0.40 of 1% (in which case the
Trustees  will meet to determine  what action to take) or (ii) the  Trustees  reassess the credit  quality of the security and determine  that it is in the best interests of shareholders  to  retain  the  investment.  In the  event  a Fund  holds  a  defaulted security,  a security that has ceased to be an Eligible  Security,  or a security that has been  determined to no longer  present  minimal  credit risks,  Rule 2a-7 requires the Fund to dispose of the  security  unless the Trustees  determine  that such action is not in the best  interest of  shareholders.  The Rule  requires  each Fund to limit its  investments  to securities  determined to present  minimal  credit risks based on factors in  addition  to ratings  assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

Rule  2a-7,  as  amended,   defines  the  terms  NRSRO,  Requisite  NRSROs,   Eligible
Securities,  Rated  Securities,   Unrated  Securities,  Demand  Features,  Guarantees,
Unconditional  Demand  Features,  First Tier  Securities and Second Tier Securities in
establishing risk limiting conditions for money market mutual funds.

Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange and in the case of over-the-counter securities not included in the NASDAQ National Market System, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events. U.S. Government obligations held by the
Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m., Eastern Time) on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV. In certain limited circumstances such as when a security's closing price versus the prior day's closing price exceeds a defined variance tolerance, or when a security's closing price is unchanged as compared to the prior day's closing price, a financial intermediary's good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security's market price is readily available.
Additionally, should the Trust's sub-financial administrator determine that the intermediary's fair value determination does not accurately reflect a security's fair value, then the Trust's sub-financial administrator may request that the
Trust's Pricing Committee make its own fair value determination. In cases where market prices for portfolio securities are not readily available, a Pricing
Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund.


A summary of those definitions follows:

"NRSRO" is any nationally  recognized  statistical rating organization as that term is used in the Securities  Exchange Act of 1934, that is not an affiliated  person of the issuer,  guarantor  or  provider  of  credit  support  for the  instrument.  While the
Appendix to the SAI  identifies  each NRSRO,  examples  include  S&P,  Moody's and
Fitch Ratings (Fitch).

"REQUISITE  NRSROS"  means (i) any two NRSROs that have  issued a rating with  respect to a security  or class of debt  obligations  of an issuer,  or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt  obligations  of an issuer at the time the fund acquired the security, that NRSRO.

"ELIGIBLE  SECURITIES" are defined as (i) Rated  Securities with a remaining  maturity of 397 or less days and which have  received  rating in one of the two highest  rating categories;  (ii) Unrated  Securities that are of comparable  equality,  provided that an Unrated  Security  is not an  Eligible  Security  if the  security  has  received a long-term  rating  from  any  NRSRO  that is not  within  the  NRSRO's  three  highest long-term rating categories,  unless the security has received a long-term rating from an NRSRO in one of the three  highest  rating  categories,  and provided  that certain asset backed  securities shall not be Eligible  Securities unless they have received a rating  from an NRSRO;  and (iii)a  security  that is  subject to a Demand  Feature or
Guarantee  whether the  Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor  that has  received a rating from an NRSRO with  respect to a class  of  debt  obligations  (or any  debt  obligation  within  that  class)  that is comparable  in priority and security to the  Guarantee,  or another  institution,  has undertaken  promptly  to notify  the  holder of the  security  in the event the Demand
Feature or Guarantee is substituted with another Demand Feature or Guarantee.

"RATED  SECURITIES"  include (i)  securities  that have  received a short-term  rating from an  NRSRO,  or have  been  issued by an issuer  that has  received  a  short-term rating  from an  NRSRO  with  respect  to a class  of debt  obligations  (or any  debt obligation  within that class) that is comparable  in priority and  security,  or (ii)
securities  that are  subject to a Guarantee  that has  received a  short-term  rating from an NRSRO,  or a Guarantee  issued by a guarantor  that has  received a short-term rating  from an  NRSRO  with  respect  to a class  of debt  obligations  (or any  debt obligation  within that class) that is  comparable in priority and a security with the
Guarantee.  In either case, a security is not a Rated  Security if it is subject to an external  credit  support  agreement  that  was no in  effect  when the  security  was assigned its rating,  unless the security has received a short-term  rating reflecting the  existence  of the  credit  support or the credit  support  itself has  received a short-term rating.

"UNRATED SECURITIES" are any securities that are not Rated Securities.

"DEMAND  FEATURE"  is (i) a feature  permitting  the holder of a security  to sell the security  at an  exercise  price  equal  to  the  approximate  amortized  cost  of the security plus accrued  interest,  if any, at the time of exercise,  provided that such feature  must be  exercisable  either  at any time on no more than 30  calendar  days'
notice or at specified  intervals  not  exceeding  397 calendar  days and upon no more than 30 calendar  days'  notice;  or (ii) a feature  permitting  the holder of certain asset backed securities  unconditionally  to receive principal and interest within 397 calendar days of making demand.

"GUARANTEE"  is an  unconditional  obligation of a person other than the issuer of the security to undertake to pay,  upon  presentment  by the holder of the  Guarantee  (if required),  the principal  amount of the  underlying  security  plus accrued  interest when due or upon  default,  or, in the case of an  Unconditional  Demand  Feature,  an obligation  that  entitles  the  holder  to  receive  upon  exercise  the  approximate amortized cost of the underlying  security or securities,  plus accrued  interest,  if any. A Guarantee  includes a letter of credit,  financial  guaranty (bond)  insurance, and an  Unconditional  Demand  Feature  (other than an  Unconditional  Demand  Feature provided by the issuer of the security).

"UNCONDITIONAL  DEMAND  FEATURE"  means a Demand  Feature  that by its terms  would be readily  exercisable  in the event of a default in payment of principal or interest on the underlying security or securities.

"FIRST TIER  SECURITY"  means any (i) Rated  Security  which has  received the highest short-term  rating by the  Requisite  NRSROs for debt  obligations,  (ii) any  Unrated
Security  that is of  comparable  quality,  (iii) any security  issued by a registered
investment   company  that  is  a  money  market  fund,  or  (iv)  certain  government securities.

"SECOND TIER SECURITY" means any Eligible Security that is not a First Tier Security.

                                        TAXES

Federal Income Taxation

It is  intended  that each  Fund will  qualify  each  year as a  regulated  investment company  under  Subchapter  M of the  Internal  Revenue  Code of 1986 as amended  (the
"Code").  In order  to  qualify  for the  special  tax  treatment  accorded  regulated investment companies and their shareholders, a Fund must, among other things:

       (a)  derive  at  least  90% of  its  gross  income  from  dividends,  interest, payments  with  respect to certain  securities  loans,  and gains from the sale or other  disposition of stock,  securities  and foreign  currencies, or  other  income  (including  but not  limited  to  gains  from  options, futures,  or forward  contracts)  derived  with respect to its business of investing in such stock, securities, or currencies;

       (b)  distribute  with  respect to each  taxable year at least 90% of the sum of its  "investment  company  taxable income" (as that term is defined in the
            Code  without  regard  to  the  deduction  for  dividends   paid-generally
            taxable  ordinary  income  and  the  excess,  if  any,  of net  short-term capital  gains over net long term capital  losses) and its net  tax-exempt interest  income (less  deductions  attributable  to that income) for such year, if any; and

       (c)  diversify its holdings so that,  at the end of each fiscal  quarter (i) at least 50% of the  market  value of the  Fund's  assets is  represented  by cash or cash items (including  receivables),  U.S. Government  securities, securities of other regulated investment  companies,  and other securities limited in respect  of any one  issuer to a value not  greater  than 5% of the value of the Fund's  total  assets and 10% of the  outstanding  voting securities  of such  issuer,  and (ii) not more  than 25% of the  value of its assets is  invested  in the  securities  (other than those of the U.S.
            Government or other regulated  investment  companies) of any one issuer or of two or more  issuers  which the Fund  controls and which are engaged in the same, similar, or related trades or businesses.

If a Fund  qualifies as a regulated  investment  company that is accorded  special tax treatment,  the Fund will not be subject to federal  income tax on income  paid to its shareholders in the form of dividends (including capital gain dividends).

If a Fund were to fail to qualify as a regulated  investment  company accorded special tax treatment in any taxable  year,  the Fund would be subject to tax on its income at corporate  rates,  and all  distributions  from  earnings and profits,  including  any distribution  of net  tax-exempt  income and net  long-term  capital  gains,  would be taxable to shareholders as ordinary  income.  In addition,  the Fund could be required to recognize net  unrealized  gains,  pay  substantial  taxes and  interest,  and make substantial  distributions  before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4%
excise tax on the under-distributed amounts.
A dividend  paid to  shareholders  by a Fund in January  is  generally  deemed to have been  paid by a Fund  on  December  31 of the  preceding  year,  if the  dividend  was declared  and  payable to  shareholders  of record on a date in  October,  November or
December of that preceding  year.  Each Fund intends  generally to make  distributions sufficient  to  avoid  imposition  of the 4%  excise  tax,  although  there  can be no assurance that it will be able to do so.

Fund distributions. Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held by a Fund for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the Shares in a Fund. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid).
Distributions from capital gains are generally made after applying any available capital loss carryovers.  Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares through the Dividend Reinvestment
Plan.  Any gain resulting from the sale of exchange of Fund Shares generally will be taxable as capital gains.  Long-term capital gain rates have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and
15% rate brackets - through December 31, 2008.  For taxable years beginning on or before December 31, 2008, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gains.  In order for some portion of the dividends received by a Fund shareholder to be "qualified dividend income," the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's Shares.  A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation
(whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the Unites States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to a Fund's Shares.  Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment.  If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income.  For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year.  A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property.  Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code.

Due to certain of a Fund's hedging and other investment activities, the net investment income calculated for accounting purposes and distributed to shareholders may in certain circumstances exceed or be less than a Fund's net tax exempt and taxable income. If a Fund distributes amounts in excess of the Fund's "earnings and profits" (which provide a measure of a Fund's dividend paying capacity for tax purposes), such excess distributions to shareholders will be treated as a return of capital to the extent of a shareholder's basis in his or her Shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder but has the effect of reducing the shareholder's basis in the relevant Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by a shareholder of his or her Shares. However, because a Fund's expenses attributable to earning tax exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of a Fund's net tax exempt and taxable income may be considered paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion economically represents a return of the Fund's capital). Dividends and distributions on a Fund's Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment.  Such distributions are likely to occur in respect of shares purchased at a time when a Fund's NAV reflects gains that are either unrealized, or realized but not distributed.

Exempt-interest  dividends. A Fund will be qualified to pay exempt-interest  dividends to its  shareholders  only if,  at the close of each  quarter  of the  Fund's  taxable year,  at least 50% of the total value of the Fund's  assets  consists of  obligations the interest on which is exempt from federal income tax.  Distributions  that the Fund properly  designates as exempt-interest  dividends are treated as interest  excludable from  shareholders'  gross  income for federal  income tax purposes but may be taxable for federal AMT  purposes  and for state and local  purposes  (see  below).  If a Fund intends  to pay  only  exempt-interest  dividends,  the  Fund  may be  limited  in its ability to engage in such  taxable  transactions  as forward  commitments,  repurchase
agreements,   financial   futures,   and  options  contracts  on  financial   futures,
tax-exempt  bond  indices,   and  other  assets.  Part  or  all  of  the  interest  on
indebtedness,  if any,  incurred or  continued by a  shareholder  to purchase or carry
Shares of a Fund paying  exempt-interest  dividends is not deductible.  The portion of interest  that is not  deductible  is equal to the total  interest  paid or accrued on the  indebtedness,  multiplied  by the  percentage  of the Fund's total  distributions
(not  including   distributions   from  net  long-term  capital  gains)  paid  to  the
shareholder  that are  exempt-interest  dividends.  Under  rules used by the  Internal
Revenue  Service to determine when borrowed funds are considered  used for the purpose
of  purchasing  or  carrying   particular  assets,  the  purchase  of  Shares  may  be
considered  to have been made with  borrowed  funds  even  though  such  funds are not directly traceable to the purchase of Shares. In general,  exempt-interest  dividends, if any,  attributable  to interest  received  on certain  private  activity  bonds and certain  industrial  development  bonds will not be tax-exempt to any shareholders who are "substantial  users" of the facilities  financed by such bonds or who are "related persons"  of such  substantial  users  (within  the  meaning of Section  147(a) of the
Code).  Recipients of certain  Social  Security and Railroad  Retirement  benefits may have to take into account  exempt-interest  dividends from the Fund in determining the taxability  of such  benefits.  Shareholders  should  consult  their  own tax  advisor regarding  the  potential  effect on them (if any) of any  investment  in the Fund.  A
Fund  which is  qualified  to pay  exempt-interest  dividends  will  inform  investors within  60  days  of the  Fund's  fiscal  year  end of the  percentage  of its  income distributions  designated as tax-exempt.  The  percentage is applied  uniformly to all
distributions   made  during  the  year.  The  percentage  of  income   designated  as
tax-exempt for any particular  distribution  may be  substantially  different from the percentage of a Fund's  income that was  tax-exempt  during the period  covered by the distribution.  The exemption  from federal  income tax for  exempt-interest  dividends does not  necessarily  result in  exemption  for such  dividends  under the  income or other tax laws of any state or local  authority,  except as otherwise  provided herein
(see below).  You are advised to consult  with your tax advisor  about state and local tax matters.

Hedging  transactions.  Certain investment and hedging activities of a Fund, including transactions in options,  futures contracts,  straddles,  forward  contracts,  foreign currencies,  foreign  securities,  or other similar  transactions,  will be subject to
special  tax  rules  (including  sale,   mark-to-market,   straddle,   wash  sale  and
short-sale  rules).  In a given case,  these rules may accelerate  income to the Fund, defer  losses to the Fund,  cause  adjustments  in the  holding  periods of the Fund's assets,  convert  long-term  capital  gains into  short-term  capital gains or convert short-term  capital losses into long-term capital losses.  These rules could therefore affect the amount,  timing,  and character of the Fund's income and  distributions  to shareholders.  Income earned as a result of these transactions would, in general,  not be eligible for the dividends  received  deduction or for treatment as exempt-interest dividends  when  distributed  to  shareholders.  Each Fund will  endeavor  to make any available  elections  pertaining to such  transactions  in a manner  believed to be in the best interests of the Fund.

Certain  of a Fund's  hedging  activities  (including  its  transactions,  if any,  in
foreign  currencies  or  foreign  currency-denominated   instruments)  are  likely  to
produce a difference  between its book income and its taxable  income (or, in the case of a  tax-exempt  Fund,  the sum of its  net  tax-exempt  and  taxable  income).  If a
Fund's book income exceeds its taxable  income (or, in the case of a tax-exempt  Fund, its  tax-exempt  income) the  distribution  (if any) of such excess will be treated as
(i) a dividend to the extent of the Fund's remaining  earnings and profits  (including earnings and profits arising from tax-exempt  income),  (ii) thereafter as a return of capital to the extent of the  recipient's  basis in the shares,  and (iii)  thereafter as gain from the sale or  exchange  of a capital  asset.  If a Fund's  book  income in less than its taxable  income (or, in the case of a  tax-exempt  Fund,  the sum of its net tax-exempt and taxable income),  the Fund could be required to make  distributions exceeding  book income to qualify as a regulated  investment  company that is accorded special tax treatment.

Foreign  currency-denominated  securities and related hedging  transactions.  A Fund's
transactions  in  foreign   currency-denominated  debt  securities,   certain  foreign
currency options,  futures contracts,  and forward contracts may give rise to ordinary income or loss to the extent  such income or loss  results  from  fluctuations  in the value of the foreign currency concerned.

Foreign Tax Credit. If more than 50% of a Fund's assets at year end consists of the stock or securities in foreign corporations, that Fund intends to qualify for and make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amount distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which shareholders may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the
30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend.  Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by a Fund in "passive foreign investment companies" could subject the
Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing Fund."

A "passive foreign investment company" is any foreign corporation:  (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent.  Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains.  Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund's investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

Sale or  redemption  of Shares.  The sale,  exchange or  redemption of a Fund's Shares may  give  rise to a gain or  loss.  In  general,  any  gain or loss  realized  upon a taxable  disposition  of Shares will be treated as  long-term  capital gain or loss if the Shares have been held for more than 12 months.  Otherwise  the gain or loss on the sale,  exchange  or  redemption  of a Fund's  Shares  will be  treated  as  short-term capital  gain or loss.  However,  if a  shareholder  sells Shares at a loss within six months of purchase,  any loss will be  disallowed  for Federal  income tax purposes to the extent of any  exempt-interest  dividends  received on such  Shares.  In addition, any loss (not  already  disallowed  as provided in the  preceding  sentence)  realized upon a taxable  disposition  of Shares  held for six months or less will be treated as long-term,  rather  than  short-term,  to the  extent of any  long-term  capital  gain distributions  received  by the  shareholder  with  respect  to the  Shares.  All or a portion of any loss  realized  upon a taxable  disposition  of a Fund's Shares will be disallowed  if other  Shares of the same Fund are  purchased  within 30 days before or after the  disposition.  In such a case, the basis of the newly purchased  Shares will be adjusted to reflect the disallowed loss.

Backup  Withholding.  In general,  a Fund is  required  to  withhold  and remit to the
U.S. Treasury a percentage of the proceeds of Share sales,  exchanges,  or redemptions made  by and  taxable  dividends  and  other  distributions  paid  to  any  individual
shareholder  who  fails  to  properly   furnish  the  Fund  with  a  correct  taxpayer
identification  number (TIN), who has  under-reported  dividend or interest income, or who fails to certify to the Fund that he or she is a United  States  person and is not subject to such  withholding.  Pursuant  to  recently  enacted  tax  legislation,  the backup  withholding  tax rate is 28% for amounts paid through 2010.  This  legislation will  expire  and the  backup  withholding  rate will be 31% for  amounts  paid  after
December 31, 2010, unless Congress enacts tax legislation providing otherwise.

The Service  recently  revised its  regulations  affecting the  application to foreign investors of the back-up  withholding and  withholding  tax rules described  above. In some  circumstances,  the new rules increase the certification and filing requirements imposed on  foreign  investors  in order to qualify  for  exemption  from the  back-up withholding  tax  rates  and for  reduced  withholding  tax  rates  under  income  tax treaties.  Foreign  investors  in the Fund  should  consult  their tax  advisors  with respect to the potential application of these new regulations.

Securities issued or purchased at a discount.  The Funds' investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require a Fund to accrue and distribute income not yet received.  In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

Shares purchased through tax-qualified plans.  Special tax rules apply to investments though defined contribution plans and other tax-qualified plans.
Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

Unrelated  Business  Taxable  Income.  Under current law, a Fund  generally  serves to
block  unrelated   business  taxable  income  ("UBTI")  from  being  realized  by  its tax-exempt  shareholders.  Notwithstanding  the  foregoing,  a tax-exempt  shareholder could  realize  UBTI by virtue of its  investment  in the Fund if  either:  (1) a Fund invests in real estate  investment  trusts  ("REITs") that hold residual  interests in real  estate  mortgage  investment  conduits  ("REMICs");  or  (2)  shares  in a  Fund constitute  debt-financed  property in the hands of the tax-exempt  shareholder within the meaning of Code Section  514(b).  If a charitable  remainder  trust (as defined in
Code Section 664) realizes any UBTI for a taxable  year,  it will lose its  tax-exempt status for the year.

The  foregoing  is  only a  summary  of  some  of the  important  federal  income  tax considerations  generally  affecting purchases of Shares of a Fund. No attempt is made to present a detailed  explanation  of the federal  income tax  treatment of each Fund or its  shareholders,  and this discussion is not intended as a substitute for careful tax  planning.  Accordingly,  investors  are urged to consult  their tax advisors with specific reference to their own tax situation.


State Taxation

Florida.  Florida  does not  impose an income  tax on  individuals.  Thus,  individual shareholders  of the  Florida  Tax-Free  Money Fund will not be subject to any Florida state or local  income  taxes on  distributions  received  from the  Florida  Tax-Free
Money Fund, except as noted below.

Shareholders  of the  Florida  Tax-Free  Money Fund that are  subject  to the  Florida intangibles  tax will not be required to include the value of their  Florida  Tax-Free
Money  Fund  Shares  in  their  taxable  intangible  property  if 90%  of the  Florida
Tax-Free Money Fund's  investments on the annual  assessment date are obligations that would be exempt from such tax if held directly by such  shareholders,  such as Florida and  U.S. government  obligations.  The  Florida  Tax-Free  Money  Fund will  normally attempt  to invest  substantially  all of its  assets in  securities  which are exempt from the Florida  intangibles  tax.  Accordingly,  Florida  Tax-Free Money Fund Shares
held by a  shareholder  should under normal  circumstances  be exempt from the Florida intangibles  tax.  However,  if less  than 90% of the  portfolio  consists  of  assets which are  exempt on the annual  assessment  date,  only the  portion of the Shares of the  Florida  Tax-Free  Money Fund  which  relate to  securities  issued by the United
States  and  its  possessions  and  territories   will  be  exempt  from  the  Florida
intangibles tax, even if they partly relate to Florida tax exempt securities.

In a majority  of states  that have an income  tax,  dividends  paid by a mutual  fund attributable to investments in a particular  state's municipal  obligations are exempt from both  federal and such  state's  income  tax. If Florida  were to adopt an income tax in the future,  and  assuming  that its income tax policy  with  respect to mutual funds investing in Florida state and local municipal  obligations  would be similar to the general  tax policy of other  states,  dividends  paid by the Fund would be exempt from  Florida  state income tax. A  constitutional  amendment  approved by  referendum would be required before an individual tax could be imposed.

Shareholders  of the Florida  Tax-Free  Money Fund should  consult  their tax advisors about  other  state and local tax  consequences  of their  investments  in the Florida
Tax-Free Money Fund.

Michigan. Under existing Michigan laws, distributions made by the Michigan Tax-Free
Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code and represent: (i)
income and dividends from obligations of Michigan, which obligations are excluded from federal adjusted gross income; or (ii) income from obligations of the United
States government which Michigan is prohibited by law from subjecting to a net income tax.

Distributions by the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived from interest on obligations that would be exempt if owned directly by the shareholder, such as obligations of Michigan and the United States government.

Certain municipalities in Michigan also impose an income tax on individuals and corporations. However, to the extent that the dividends from the Fund are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

Shareholders  of the Michigan  Tax-Free Fund should  consult their tax advisors  about other state and local tax consequences of their  investments in the Michigan  Tax-Free
Fund.

Ohio.  Under  current  Ohio law,  individuals  and  estates  that are  subject to Ohio personal  income tax or municipal or school  district income taxes in Ohio will not be subject to such taxes on  distributions  with respect to Shares of the Ohio  Municipal
Money Market Fund or the Ohio  Tax-Free Fund  (Distributions)  to the extent that such
Distributions  are properly  attributable  to interest on  obligations of the State of
Ohio,   political  or  governmental   subdivisions   thereof  as  defined  in  Section
5709.76(D)(10) of the Ohio Revised Code,  nonprofit  corporations  authorized to issue public  securities  for  or  on  behalf  of  Ohio  or a  subdivision  or  agencies  or
instrumentalities   of  Ohio  or  its  political   subdivisions  (Ohio   Obligations).
Corporations  that are subject to the Ohio corporation  franchise tax will not have to include  Distributions  in  their  tax  base  for  purposes  of  calculating  the Ohio corporation  franchise on the net income  basis to the extent that such  Distributions either  constitute  exempt-interest  dividends for federal  income tax purposes or are properly  attributable to interest on Ohio  Obligations.  However,  Shares of the Ohio
Municipal  Money  Market  Fund  and the  Ohio  Tax Free  Fund  will be  included  in a corporation's  tax base for purposes of  calculating  the Ohio  corporation  franchise tax on the net worth basis.

Distributions  that  consist of interest on  obligations  of the United  States or its territories  or possessions or of any authority,  commission,  or  instrumentality  of the United  States  ("Territorial  Obligations")  the interest on which is exempt from state  income  taxes  under the laws of the United  States  are  exempt  from the Ohio personal  income tax, and  municipal  and school  district  income  taxes in Ohio.  In addition,  net interest on  Territorial  Obligations  is excluded  from the net income base of the Ohio  corporation  franchise  tax to the extent such  interest is excluded from gross income for federal income tax purposes.

Distributions  properly  attributable  to  profit  on  the  sale,  exchange  or  other disposition of Ohio  Obligations  will not be subject to the Ohio personal income tax, or municipal or school  district  income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax.  Distributions  attributable to other  sources  generally  will  not be  exempt  from the Ohio  personal  income  tax, municipal or school  district  income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

The Ohio  Municipal  Money Market Fund and the Ohio  Tax-Free  Fund are not subject to the Ohio  personal  income tax or school  district or municipal  income taxes in Ohio.
The Ohio  Municipal  Money Market Fund and the Ohio  Tax-Free  Fund are not subject to the Ohio corporation  franchise tax or the Ohio dealers in intangibles  tax,  provided that,  if there is a sufficient  nexus  between the State of Ohio and such entity that would  enable the State to tax such entity,  the Fund timely  files the annual  report required by Section  5733.09 of the Ohio Revised Code. The Ohio Tax  Commissioner  has
waived  this annual  filing  requirement  for each tax year since 1990,  the first tax year to which such requirement applied.

This  discussion of Ohio taxes assumes that the Ohio  Municipal  Money Market Fund and the Ohio  Tax-Free  Fund will each  continue  to  qualify  as a  regulated  investment company  under  the  Internal  Revenue  Code and that at all times at least 50% of the value of the  total  assets  of each of the  Funds  consists  of Ohio  Obligations  or similar obligations of other states or their subdivisions.

Shareholders  of the Ohio  Municipal  Money  Market  Fund and the Ohio  Tax-Free  Fund
should  consult  their tax advisors  about other state and local tax  consequences  of their investments in the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund.

DIVIDENDS AND DISTRIBUTIONS

Money Market Funds

The net  investment  income  of each  class of  Shares of each  Money  Market  Fund is determined  as of  4:00  p.m.  (Eastern  Time)  each  Business  Day.  All of  the  net investment  income so  determined  normally  will be declared  as a dividend  daily to shareholders  of record of each  class as of the  close of  business  and prior to the determination of NAV.  However,  if you purchase Shares by check, ACH or SIP, you will begin  earning  dividends on the next  business day after your order has been received by the Trust.  Unless the  Business Day before a weekend or holiday is the last day of an  accounting  period,  the  dividend  declared on that day will include an amount in respect of the Fund's  income for the  subsequent  non-business  day or days. No daily dividend  will include any amount of net income in respect of a subsequent  semiannual accounting  period.  Dividends  declared  during any month will be  invested as of the close of business on the last  calendar  day of that month (or the next  Business  Day after the last  calendar  day of the month if the last  calendar day of the month is a non-business  day) in  additional  Shares of the same class of the Fund at the NAV per
Share,  normally  $1.00,  determined  as of the close of business on that day,  unless payment of the dividend in cash has been requested.

Net  income of a class of Shares  of a Money  Market  Fund  consists  of all  interest income  accrued on  portfolio  assets less all  expenses of the Fund and the class and amortized  market premium.  Amortized  market discount is included in interest income.
None  of the  Money  Market  Funds  anticipates  that  it will  normally  realize  any long-term capital gains with respect to its portfolio securities.

Normally  each class of Shares of the Money  Market  Funds  will have a  positive  net income at the time of each  determination  thereof.  Net income may be  negative if an unexpected  liability  must be  accrued  or a loss  realized.  If the net  income of a class  or  classes  of  Shares  of a Money  Market  Fund  determined  at any time is a negative  amount,  the NAV per Share of such  class or classes  will be reduced  below
$1.00  unless  one or more  of the  following  steps,  for  which  the  Trustees  have authority,  are taken: (1) reduce the number of Shares in each  shareholder's  account of the applicable  class or classes,  (2) offset each  shareholder's  pro rata portion of negative net income against the  shareholder's  accrued dividend account or against future  dividends  with  regard to the  applicable  class or  classes,  or (3) combine these  methods  in order to seek to obtain the NAV per Share of the  applicable  class or classes at $1.00.  The  Trustees  may endeavor to restore a Fund's NAV per Share to
$1.00  by  not  declaring   dividends  from  net  income  on  subsequent   days  until
restoration,  with the result  that the NAV per Share will  increase  to the extent of positive net income which is not declared as a dividend.

Should a Money Market Fund incur or  anticipate,  with respect to its  portfolio,  any
unusual   or   unexpected   significant   expense   or   loss   which   would   affect
disproportionately  the Fund's income for a particular  period,  the Trustees would at that time  consider  whether to adhere to the dividend  policy  described  above or to revise it in light of the then  prevailing  circumstances  in order to ameliorate,  to the  extent  possible,  the  disproportionate  effect of such  expense or loss on then
existing  shareholders.   Such  expenses  or  losses  may  nevertheless  result  in  a shareholder's  receiving no dividends  for the period during which the Shares are held and receiving upon redemption a price per Share lower than that which was paid.

Other Funds

Each of the Funds,  other than the Money Market  Funds,  will  declare and  distribute dividends  from net  investment  income  of each  class of  Shares,  if any,  and will distribute its net realized  capital gains,  with  respective to each class of Shares, if any, at least annually.

                               PERFORMANCE INFORMATION

From  time to time the  Trust  may  advertise  the  performance  of one or more of the
Funds.  All data is based on past  performance  and is not intended to indicate future results.  Performance  of  Trust  Shares,  as  compared  to  Investment  A  Shares  or
Investment  B  Shares,  will  normally  be  higher  because  Investment  A Shares  and
Investment B Shares are subject to distribution (12b-1) fees.


Money Market Funds

Generally,  the Money Market  Funds will  advertise  7-day yields and 7-day  effective yields.  In addition,  the Ohio Municipal  Money Market Fund and the Florida  Tax-Free
Money Fund may also advertise tax-equivalent yields.

The yield for each class of Shares of a Money  Market Fund is computed by  determining the  percentage  net  change,  excluding  capital  changes  and any income  other than investment  income,  in the  value of a  hypothetical  pre-existing  account  having a balance of one Share at the beginning of the period,  subtracting a charge  reflecting any deductions  from  shareholder  accounts,  and dividing the difference by the value of the account at the  beginning of the base period to obtain the base period  return, and then multiplying the base period return by 365/7 (or approximately 52 weeks).

The effective  yield for each class of Shares of a Fund  represents a  compounding  of the base period  return by adding 1,  raising  the sum to a power equal to 365/7,  and subtracting 1 from the result, according to the following formula:

                Effective Yield = [(Base Period Return +1) 365/7 ] -1

Tax-equivalent  yield is computed by  dividing  the portion of a Fund's  yield that is tax-exempt  by 1 minus a stated  income  tax  rate and  adding  the  quotient  to that portion, if any, of the Fund's yield that is not tax-exempt.

Based on the 7-day period ended December 31, 2005 (the "base  period"),  the yield and effective  yield  of the  Trust  Shares  of each of the  Money  Market  Funds  were as follows:

      Fund-Trust Shares                                    Yield   Effective Yield

      Florida Tax-Free Money Fund.....................      2.42%        2.45%
      Money Market Fund...............................      3.36%        3.42%
      Ohio Municipal Money Market Fund................      2.51%        2.54%
      U.S. Treasury Money Market Fund.................      3.14%        3.19%

Based on the 7-day period ended December 31, 2005 (the "base  period"),  the yield and effective  yield of the  Investment  A, B and  Interfund  Shares of the  Money  Market
Funds listed below were as follows:

      Fund-Investment A Shares                               Yield Effective Yield

      Florida Tax-Free Money Fund.....................       2.17%       2.19%
      Money Market Fund...............................       3.11%       3.16%
      Ohio Municipal Money Market Fund................       2.26%       2.28%
      U.S. Treasury Money Market Fund.................       2.89%       2.93%

      Money Market Investment B Shares                       Yield Effective Yield

      Money Market Investment B Shares................       2.62%       2.65%

      Money Market Interfund Shares                          Yield Effective Yield

      Money Market Interfund Shares...................       3.61%       3.68%

The  tax-equivalent  yield for Trust Shares of the Florida Tax-Free Money Fund for the
7-day period ended December 31, 2005,  was 4.01%  (assuming a 39.6% federal income tax bracket).

The  tax-equivalent  yield for Investment A Shares of the Florida  Tax-Free Money Fund
for the 7-day  period ended  December 31, 2005,  was 3.59% (assuming a 39.6 % federal income tax bracket).

The  tax-equivalent  yield for Trust  Shares of the Ohio  Municipal  Money Market Fund
for the 7-day period ended  December 31,  2005,  was 4.74%  (assuming a 39.6%  federal income tax bracket and a 7.5% Ohio income tax bracket).

The  tax-equivalent  yield for Investment A Shares of the Ohio Municipal  Money Market
Fund for the 7-day  period  ended  December  31,  2005,  was 4.27%  (assuming  a 39.6%
federal income tax bracket and a 7.5% Ohio income tax bracket).

Other Funds

Generally,  the Equity and Income Funds will  advertise  average annual total returns.
In addition,  the Ohio  Tax-Free  Fund and the Michigan  Tax-Free  Fund may  advertise thirty-day tax-equivalent yields.

                                        ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

In accordance with SEC  guidelines,  the average annual total return for each class of
Shares is calculated  according to the  following  formula:  where p = a  hypothetical initial  of  $1,000;  n = number of years;  and ERV = ending  redeemable  value of the hypothetical $1,000 investment after the investment period.

In  accordance  with SEC  guidelines,  the yield for each class of Shares of an Equity or Income  Fund is computed by dividing  the net  investment  income per Share  earned during  the  period  by the  maximum  offering  price per Share on the last day of the period, according to the following formula:

                                        a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                         cd

Where a = dividends and interest  earned during the period;  b = expenses  accrued for the  period  (net  of  reimbursements);  c  =  the  average  daily  number  of  shares outstanding  during the period that were  entitled to receive  dividends;  and d = the maximum offering price per share on the last day of the period.

In accordance  with SEC  guidelines,  the  tax-equivalent  yield for each class of the
Equity and Income  Funds is  computed  by  dividing  the  portion of the yield that is tax-exempt  by 1 minus a stated  income  tax  rate and  adding  the  quotient  to that portion, if any, of the yield that is not tax-exempt.

The average  annual total returns for  Investment A Shares and  Investment B Shares of each  of the  following  Funds  (including  the  effect  of the  sales  load)  for the one-year,  five-year  and  ten-year  periods and for the life of the  respective  Fund through December 31, 2005, were as follows:

---------------------------------------------------------------------------------------------------
                                    Fiscal Year      Five Years      Ten Years       Inception
                                  Ended 12/31/2005     Ended          Ended           through
Fund Investment A Shares                             12/31/2005     12/31/2005       12/31/2005
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Dividend Capture Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        (3.09)%           N/A             N/A          7.39% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        (4.09)%           N/A             N/A          5.60% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                  (0.74)%           N/A             N/A          5.54% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Growth Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        (4.56)%         (4.76)%          5.50%         7.16% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        (5.32)%         (4.96)%          4.64%         6.14% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                  (1.91)%         (3.97)%          4.49%         5.87% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Income Equity Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        (3.11)%          3.17%           6.61%         7.46% (3)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        (4.38)%          1.79%           5.07%         5.96% (3)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions                      2.27%           5.02%         5.78% (3)
  and Sale of Shares                  (0.33)%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
International Equity Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                         7.65%            N/A             N/A          2.95% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions         7.10%            N/A             N/A          2.82% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                   5.70%            N/A             N/A          2.52% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Macro 100 Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        (1.53)%           N/A             N/A          6.04% (4)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        (2.06)%           N/A             N/A          5.68% (4)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                  (0.27)%           N/A             N/A          5.15% (4)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Mid Corp America Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                         4.66%            N/A             N/A          7.93% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions         4.66%            N/A             N/A          7.89% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                   3.03%            N/A             N/A          6.85% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
New Economy Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                         5.43%            N/A             N/A          8.80% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions         5.25%            N/A             N/A          8.75% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions                       N/A             N/A          7.64% (1)
  and Sale of Shares                   3.77%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Rotating Markets Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                         7.59%            N/A             N/A          2.60% (5)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions         7.55%            N/A             N/A          2.57% (5)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                   5.00%            N/A             N/A          2.22% (5)
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                    Fiscal Year      Five Years      Ten Years       Inception
                                  Ended 12/31/2005     Ended           Ended          through
Fund Investment A Shares                             12/31/2005     12/31/2005       12/31/2005
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Situs Small Cap Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                         9.19%            N/A             N/A          21.70% (6)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions         8.67%            N/A             N/A          21.41% (6)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                   6.65%            N/A             N/A          18.97% (6)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Fixed Income Securities Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        (3.27)%          3.74%           4.30%         5.63% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        (4.45)%          2.21%           2.26%         3.44% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions                      2.28%           2.38%         3.46% (2)
  and Sale of Shares                  (2.07)%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Intermediate Government Income
Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        (3.69)%          3.08%           4.29%         4.96% (7)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        (4.81)%          1.64%           2.45%         3.00% (7)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                  (2.40)%          1.77%           2.51%         3.01% (7)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Michigan Tax-Free Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        (4.18)%          2.20%           3.27%         4.26% (7)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        (4.24)%          2.05%           3.18%         4.20% (7)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                  (1.97)%          2.23%           3.27%         4.20% (7)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Mortgage Securities Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        (3.13)%          4.78%           5.51%         5.51% (8)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        (4.23)%          3.32%           3.54%         2.89% (8)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                  (2.02)%          3.19%           3.46%         2.99% (8)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Ohio Tax-Free Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        (4.17)%          2.23%           3.14%         3.98% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        (4.33)%          2.10%           3.06%         3.93% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                  (1.74)%          2.29%           3.17%         3.96% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Short/Intermediate Fixed Income Securities Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        (1.18)%          2.73%           3.87%         5.30% (9)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        (2.00)%          1.41%           1.99%         3.15% (9)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                  (0.77)%          1.53%           2.12%         3.23% (9)
---------------------------------------------------------------------------------------------------
(1)   Since March 1, 2001.
(2)   Since May 1, 1991.
(3)   Performance  shown  represents  combined  performance  of the Trust Shares class from July 3, 1989 to May 14,  1997  (adjusted  to  reflect  expenses  associated with  Investment  A Shares) and the  Investment A Shares class since its May 14,
      1997 inception.
(4)   Since April 30, 2004.
(5)   Since May 1, 2001.
(6)   Since September 30, 2002.
(7)   Performance  shown  includes  the  applicable  predecessor  FMB Fund,  effective
      April 13, 1998. Performance shown since inception date of December 2, 1991.
(8)   Since June 2, 1992.
(9)   Performance  shown  represents  combined  performance  of the Trust Shares class from July 3, 1989 to May 9, 2003 (adjusted to reflect  expenses  associated with
      Investment  A Shares) and the  Investment  A Shares  class since its May 9, 2003 inception.

-------------------------------------------------------------------------------------------------------
                                       Fiscal Year      Five Years    Ten Years Ended     Inception
                                    Ended 12/31/2005       Ended         12/31/2005        through
Fund Investment B Shares                                12/31/2005                       12/31/2005
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Dividend Capture Fund
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  Before Taxes                           (2.43)%            N/A             N/A           7.83% (1)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions           (4.23)%            N/A             N/A           6.14% (1)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions  and
  Sale of Shares                         (0.29)%            N/A             N/A           5.98% (1)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Growth Fund+
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  Before Taxes                           (4.00)%          (4.46)%          5.46%          6.88% (2)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions           (4.83)%          (4.68)%          4.63%          5.88% (2)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions  and
  Sale of Shares                         (1.45)%          (3.73)%          4.51%          5.65% (2)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Income Equity Fund +
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  Before Taxes                           (2.42)%           3.56%           6.67%          7.29% (3)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions           (3.69)%           2.29%           5.21%          5.84% (3)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions  and
  Sale of Shares                          0.13%            2.67%           5.13%          5.66% (3)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
International Equity Fund
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  Before Taxes                            8.62%             N/A             N/A           3.36% (1)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions            8.11%             N/A             N/A           3.25% (1)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions  and
  Sale of Shares                          6.28%             N/A             N/A           2.87% (1)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Macro 100 Fund
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  Before Taxes                           (0.98)%            N/A             N/A           7.12% (4)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions           (1.54)%            N/A             N/A           6.77% (4)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions  and
  Sale of Shares                          0.13%             N/A             N/A           6.08% (4)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Mid Corp America Fund
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  Before Taxes                            5.51%             N/A             N/A           8.42% (1)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions            5.51%             N/A             N/A           8.40% (1)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions  and
  Sale of Shares                          3.58%             N/A             N/A           7.30% (1)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
New Economy Fund
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  Before Taxes                            6.40%             N/A             N/A           9.26% (1)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions            6.21%             N/A             N/A           9.22% (1)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions  and
  Sale of Shares                          4.42%             N/A             N/A           8.05% (1)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Situs Small Cap Fund
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  Before Taxes                           10.34%             N/A             N/A          22.75% (5)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions            9.79%             N/A             N/A          22.45% (5)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions  and
  Sale of Shares                          7.45%             N/A             N/A          19.90% (5)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Fixed Income Securities Fund+
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  Before Taxes                           (3.83)%           3.88%           4.11%          5.22% (2)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions           (4.90)%           2.50%           2.19%          3.11% (2)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions  and
  Sale of Shares                         (2.44)%           2.49%           2.30%          3.16% (2)
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                       Fiscal Year      Five Years    Ten Years Ended     Inception
                                    Ended 12/31/2005       Ended         12/31/2005        through
Fund Investment B Shares                                12/31/2005                       12/31/2005
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Intermediate    Government   Income
Fund++
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  Before Taxes                           (4.31)%           3.21%           4.27%          4.80% (6)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions           (5.32)%           1.85%           2.48%          2.87% (6)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions  and
  Sale of Shares                         (2.80)%           1.93%           2.53%          2.90% (6)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Michigan Tax-Free Fund+++
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  Before Taxes                           (4.69)%           2.32%           3.25%          4.10% (6)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions           (4.75)%           2.17%           3.17%          4.04% (6)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions  and
  Sale of Shares                         (2.44)%           2.30%           3.25%          4.05% (6)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Mortgage Securities Fund++++
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  Before Taxes                           (3.76)%           4.93%           5.47%          5.35% (7)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions           (4.74)%           3.51%           3.54%         2. 67% (7)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions  and
  Sale of Shares                         (2.43)%           3.35%           3.46%          2.88% (7)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Ohio Tax-Free Fund+++++
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  Before Taxes                           (4.77)%           2.36%           3.12%          3.80% (2)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions           (4.92)%           2.22%           3.05%          3.75% (2)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
  After Taxes on Distributions  and
  Sale of  Shares                        (2.25)%           2.37%           3.15%          3.80% (2)
-------------------------------------------------------------------------------------------------------

(1)   Since March 1, 2001.
(2)   Since May 1, 1991.
(3)   Since July 3, 1989.
(4)   Since April 30, 2004.
(5)   Since September 30, 2002.
(6)   Since December 2, 1991.
(7)   Since June 2, 1992.

+ Prior to May 1, 2000 (the inception date for Investment B Shares),  performance  for
Investment B Shares  includes  performance  of  Investment A Shares,  adjusted for the
Investment B Shares 12b-1 fees and  CDSC.

++ Prior to May 12, 2003 (the  inception  date for  Investment B Shares),  performance for  Investment B Shares  includes  performance  of Investment A Shares,  adjusted for the Investment B Shares 12b-1 fees and CDSC.

+++ Prior to May 19, 2003 (the inception  date for  Investment B Shares),  performance for  Investment B Shares  includes  performance  of Investment A Shares,  adjusted for the Investment B Shares 12b-1 fees and CDSC.

++++ Prior to May 13, 2003 (the inception  date for Investment B Shares),  performance for  Investment B Shares  includes  performance  of Investment A Shares,  adjusted for the Investment B Shares 12b-1 fees and CDSC.

+++++ Prior to May 2, 2003 (the inception  date for Investment B Shares),  performance for  Investment B Shares  includes  performance  of Investment A Shares,  adjusted for the Investment B Shares 12b-1 fees and CDSC.

The average  annual total returns for Trust Shares of each of the following  Funds for the one-year,  five-year and ten-year  periods and for the life of the respective Fund through December 31, 2005, were as follows:

---------------------------------------------------------------------------------------------------
                                   Fiscal Year      Five Years    Ten Years Ended     Inception
                                Ended 12/31/2005       Ended         12/31/2005        through
Fund Trust Shares                                   12/31/2005                       12/31/2005
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Dividend Capture Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        3.10%             N/A             N/A           8.98% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        1.11%             N/A             N/A           7.09% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on  Distributions
  and Sale of Shares                  3.39%             N/A             N/A           6.88% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Growth Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        1.51%           (3.38)%          6.40%          8.22% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        0.70%           (3.59)%          5.53%          7.18% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on  Distributions
  and Sale of Shares                  2.11%           (2.83)%          5.30%          6.86% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Income Equity Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        3.04%            4.65%           7.50%          8.11% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        1.65%            3.20%           5.88%          6.56% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on  Distributions
  and Sale of Shares                  3.83%            3.52%           5.78%          6.35% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
International Equity Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                       14.58%             N/A             N/A           4.49% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions       13.97%             N/A             N/A           4.33% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on  Distributions
  and Sale of Shares                 10.27%             N/A             N/A           3.85% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Macro 100 Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        4.72%             N/A             N/A          10.18% (3)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        4.16%             N/A             N/A           9.80% (3)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on  Distributions
  and Sale of Shares                  3.84%             N/A             N/A           8.70% (3)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Mid Corp America Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                       11.36%             N/A             N/A           9.58% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions       11.35%             N/A             N/A           9.54% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on  Distributions
  and Sale of Shares                  7.40%             N/A             N/A           8.31% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
New Economy Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                       12.27%             N/A             N/A          10.42% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions       12.08%             N/A             N/A          10.35% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on  Distributions
  and Sale of Shares                  8.23%             N/A             N/A           9.07% (1)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Rotating Markets Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        9.44%             N/A             N/A           3.18% (4)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        9.36%             N/A             N/A           3.13% (4)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on  Distributions
  and Sale of Shares                  6.25%             N/A             N/A           2.72% (4)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Situs Small Cap Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                       16.20%             N/A             N/A          24.25% (5)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions       15.65%             N/A             N/A          23.96% (5)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on  Distributions
  and Sale of Shares                 11.25%             N/A             N/A          21.25% (5)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Fixed Income Securities Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  Before Taxes                        1.86%            5.03%           5.07%          6.42% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on Distributions        0.53%            3.38%           2.93%          4.14% (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
  After Taxes on  Distributions
  and Sale of Shares                  1.26%            3.32%           2.98%          4.12% (2)
---------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                  Fiscal Year Ended     Five Years       Ten Years      Inception
                                      12/31/2005     Ended 12/31/2005      Ended         through
Fund Trust Shares                                                       12/31/2005      12/31/2005
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Intermediate Government Income Fund
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  Before Taxes                          1.33%             4.35%            5.06%        5.52% (6)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  After Taxes on Distributions          0.05%             2.80%            3.11%        3.48% (6)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                    0.86%             2.80%            3.11%        3.46% (6)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Michigan Tax-Free Fund
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  Before Taxes                          0.88%             3.45%            4.02%        4.81% (6)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  After Taxes on Distributions          0.82%             3.30%            3.94%        4.75% (6)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                    1.45%             3.35%            3.97%        4.72% (6)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Mortgage Securities Fund
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  Before Taxes                          1.96%             6.09%            6.29%        6.13% (7)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  After Taxes on Distributions          0.70%             4.50%            4.19%        3.39% (7)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                    1.28%             4.25%            4.07%        3.45% (7)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Ohio Tax-Free Fund
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  Before Taxes                          0.85%             3.49%            3.90%        4.91% (8)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  After Taxes on Distributions          0.69%             3.35%            3.83%        4.86% (8)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                    1.66%             3.41%            3.88%        4.85% (8)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Short/Intermediate Fixed Income Securities Fund
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  Before Taxes                          0.54%             3.28%            4.28%        5.65% (2)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  After Taxes on Distributions         (0.39)%            1.91%            2.37%        3.48% (2)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  After  Taxes  on  Distributions
  and Sale of Shares                    0.35%             1.97%            2.45%        3.52% (2)
-----------------------------------------------------------------------------------------------------

(1)   Since March 1, 2001.
(2)   Since July 3, 1989.
(3)   Since April 30, 2004.
(4)   Since May 1, 2001.
(5)   Since September 30, 2002.
(6)   Performance shown includes the applicable predecessor FMB Fund, effective
      March 13, 1998.  Performance shown since inception date of December 2, 1991.
(7)   Since June 2, 1992.
(8)   Since October 18, 1988.

The tax-equivalent yield for the Investment A Shares of the Ohio Tax-Free Fund for
the thirty-day period ended December 31, 2005, was 4.74% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The tax-equivalent yield for Investment A Shares of the Michigan Tax-Free Fund for
the thirty-day period ended December 31, 2005, was 3.67% (assuming a 39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).

The tax-equivalent yield for the Trust Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2005, was 5.20% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

The tax-equivalent yield for the Trust Shares of the Michigan Tax-Free Fund for the
thirty-day period ended December 31, 2005, was 4.11% (assuming a 39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).

                                Tax-Equivalency Tables

               OHIO TAX-FREE FUND and OHIO MUNICIPAL MONEY MARKET FUND

The Ohio  Municipal  Money  Market Fund and the Ohio  Tax-Free  Fund,  with respect to each class of Shares  offered,  may use a tax  equivalency  table in  advertising  and sales  literature.  The interest  earned on  tax-exempt  securities  in either  Fund's portfolio  generally  remains  free from federal  regular  income tax and is free from
Ohio  personal  income  taxes.  The tables  below  provide  tax-equivalent  yields for selected  tax-exempt  yields.  Some  portion  of either  Fund's  income  may result in liability under the federal AMT and may be subject to state and local taxes.

                                    STATE OF OHIO

                   Taxable Yield Equivalent for 2006 State of Ohio
Tax Bracket:
Federal           10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Combined
Federal       ------------
& State                  19.083%     30.444%     34.320%     39.870%     41.870%
                 12.722%
Single Return:      $0    -   $7,551  -  $30,651  -  $74,201  -  $154,801 -   Over
                ----------   $30,650     $74,200     $154,800    $336,550   --------
                  $7,550                                                    $336,550
Tax-Exempt
Yield        ------------------------------------------------------------------------
                                      Taxable Yield Equivalent
0.50%             0.57%       0.62%       0.72%       0.76%       0.83%       0.86%
1.00%             1.15%       1.24%       1.44%       1.52%       1.66%       1.72%
1.50%             1.72%       1.85%       2.16%       2.28%       2.49%       2.58%
2.00%             2.29%       2.47%       2.88%       3.05%       3.33%       3.44%
2.50%             2.86%       3.09%       3.59%       3.81%       4.16%       4.30%
3.00%             3.44%       3.71%       4.31%       4.57%       4.99%       5.16%
3.50%             4.01%       4.33%       5.03%       5.33%       5.82%       6.02%
4.00%             4.58%       4.94%       5.75%       6.09%       6.65%       6.88%
4.50%             5.16%       5.56%       6.47%       6.85%       7.48%       7.74%
5.00%             5.73%       6.18%       7.19%       7.61%       8.32%       8.60%
5.50%             6.30%       6.80%       7.91%       8.37%       9.15%       9.46%
6.00%             6.87%       7.42%       8.63%       9.14%       9.98%       10.32%
6.50%             7.45%       8.03%       9.34%       9.90%       10.81%      11.18%
7.00%             8.02%       8.65%       10.06%      10.66%      11.64%      12.04%
7.50%             8.59%       9.27%       10.78%      11.42%      12.47%      12.90%
8.00%             9.17%       9.89%       11.50%      12.18%      13.30%      13.76%
8.50%             9.74%       10.50%      12.22%      12.94%      14.14%      14.62%
9.00%             10.31%      11.12%      12.94%      13.70%      14.97%      15.48%

Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                   Taxable Yield Equivalent for 2006 State of Ohio
Tax Bracket:
Federal           10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Combined
Federal       ------------
& State                  19.764%     31.320%     34.870%     39.870%     41.870%
                 14.083%
Joint Return:       $0    -  $15,101  -  $61,301  -  $123,701 -  $188,451 -   Over
                ----------   $61,300     $123,700    $188,450    $336,550   ---------
                 $15,100                                                    $336,550
Tax-Exempt
Yield        ------------------------------------------------------------------------
                                      Taxable Yield Equivalent
0.50%             0.58%       0.62%       0.73%       0.77%       0.83%       0.86%
1.00%             1.16%       1.25%       1.46%       1.54%       1.66%       1.72%
1.50%             1.75%       1.87%       2.18%       2.30%       2.49%       2.58%
2.00%             2.33%       2.49%       2.91%       3.07%       3.33%       3.44%
2.50%             2.91%       3.12%       3.64%       3.84%       4.16%       4.30%
3.00%             3.49%       3.74%       4.37%       4.61%       4.99%       5.16%
3.50%             4.07%       4.36%       5.10%       5.37%       5.82%       6.02%
4.00%             4.66%       4.99%       5.82%       6.14%       6.65%       6.88%
4.50%             5.24%       5.61%       6.55%       6.91%       7.48%       7.74%
5.00%             5.82%       6.23%       7.28%       7.68%       8.32%       8.60%
5.50%             6.40%       6.85%       8.01%       8.44%       9.15%       9.46%
6.00%             6.98%       7.48%       8.74%       9.21%       9.98%       10.32%
6.50%             7.57%       8.10%       9.46%       9.98%       10.81%      11.18%
7.00%             8.15%       8.72%       10.19%      10.75%      11.64%      12.04%
7.50%             8.73%       9.35%       10.92%      11.52%      12.47%      12.90%
8.00%             9.31%       9.97%       11.65%      12.28%      13.30%      13.76%
8.50%             9.89%       10.59%      12.38%      13.05%      14.14%      14.62%
9.00%             10.48%      11.22%      13.10%      13.82%      14.97%      15.48%

Note:       The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
--------------------------------------------------------------------------------------

The charts above are for  illustrative  purposes only. They are not indicators of past or future performance.

*The  income  brackets  applicable  to the  state  of  Ohio do not  correspond  to the
Federal  taxable  income  brackets.  In addition,  Ohio taxable  income will likely be different  than Federal  taxable income because it is computed by reference to Federal
adjusted  gross  income  (AGI)  with   specifically-defined   Ohio  modifications  and
exemptions,  and does not consider many of the deductions  allowed from Federal AGI in computing  Federal taxable income.  No other state tax credits,  exemptions,  or local taxes have been taken into  account in arriving  at the  combined  marginal  tax rate.
The  income  amount  shown  is  income  subject  to  federal  income  tax  reduced  by adjustments to income,  exemptions,  and itemized deductions  (including the deduction for state and local  income  taxes).  If the  standard  deduction is taken for Federal income tax  purposes,  the  taxable  equivalent  yield  required  to equal a specified tax-exempt  yield is at least as great as that shown in the table.  It is assumed that the investor is not subject to the AMT. Where  applicable,  investors  should consider the benefit of certain  itemized  deductions  and the  benefit of personal  exemptions are limited in the case of higher income individuals.

                                MICHIGAN TAX-FREE FUND
The Michigan Tax-Free Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax and is free from Michigan personal income taxes. Some portion of this Fund's income may result in liability under the federal AMT and may be subject to state and local taxes. The table below provides tax-equivalent yields for selected tax-exempt yields.

                                  STATE OF MICHIGAN

                 Taxable Yield Equivalent for 2006 State of Michigan
Tax Bracket:
Federal           10.00%      15.00%      25.00%      28.00%      33.00%     35.00%
Combined
Federal         ----------                                                  --------
& State   --              18.90%      28.90%      31.90%      36.90%
                  3.90%                                                      38.90%
Joint Return:       $0    -  $15,101  -  $61,301  -  $123,701 -  $188,451 -   Over
                 $15,100    ----------   $123,700    $188,450    $336,550   --------
                             $61,300                                        $336,550
Single Return:      $0    -   $7,551  -  $30,651  -  $74,201  -  $154,801 -   Over
                  $7,550    ----------  ----------  ----------   $336,550   --------
                             $30,650     $74,200     $154,800               $336,550
Tax-Exempt                            Taxable Yield Equivalent
Yield
0.50%             0.58%        062%       0.70%       0.73%       0.79%      0.82%
1.00%             1.16%       1.23%       1.41%       1.47%       1.58%      1.64%
1.50%             1.74%       1.85%       2.11%       2.20%       2.38%      2.45%
2.00%             2.32%       2.47%       2.81%       2.94%       3.17%      3.27%
2.50%             2.90%       3.08%       3.52%       3.67%       3.96%      4.09%
3.00%             3.48%       3.70%       4.22%       4.41%       4.75%      4.91%
3.50%             4.07%       4.32%       4.92%       5.14%       5.55%      5.73%
4.00%             4.65%       4.93%       5.63%       5.87%       6.34%      6.55%
4.50%             5.23%       5.55%       6.33%       6.61%       7.13%      7.36%
5.00%             5.81%       6.17%       7.03%       7.34%       7.92%      8.18%
5.50%             6.39%       6.78%       7.74%       8.08%       8.72%      9.00%
6.00%             6.97%       7.40%       8.44%       8.81%       9.51%      9.82%
6.50%             7.55%       8.01%       9.14%       9.54%       10.30%     10.64%
7.00%             8.13%       8.63%       9.85%       10.28%      11.09%     11.46%
7.50%             8.71%       9.25%       10.55%      11.01%      11.89%     12.27%
8.00%             9.29%       9.86%       11.25%      11.75%      12.68%     13.09%
8.50%             9.87%       10.48%      11.95%      12.48%      13.47%     13.91%
9.00%             10.45%      11.10%      12.66%      13.22%      14.26%     14.73%
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
--------------------------------------------------------------------------------------
     Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                             FLORIDA TAX-FREE MONEY FUND

The Florida  Tax-Free Money Fund,  with respect to each class of Shares  offered,  may use a tax equivalency table in advertising and sales  literature.  The interest earned on  tax-exempt  securities  in this  Fund's  portfolio  generally  remains  free  from federal  regular  income  tax.  Some  portion  of this  Fund's  income  may  result in liability  under the federal AMT. The table below provides  tax-equivalent  yields for selected tax-exempt yields.

                                   STATE OF FLORIDA

                  Taxable Yield Equivalent for 2006 State of Florida
Tax Bracket:
Federal           10.00%      15.00%      25.00%      28.00%     33.00%      35.00%
Joint               $0    -  $15,101  -  $61,301  -  $123,701 -  $188,451 -    Over
--------------------------   $61,300     $123,700    $188,450    $336,550    $336,550
Return:          $15,100
Single              $0    -   $7,551  -  $30,651  -  $74,201  -  $154,801 -    Over
--------------------------   $30,650     $74,200     $154,800    $336,550    $336,550
Return:           $7,550
Tax-Exempt
Yield         ------------------------------------------------------------------------
                                       Taxable Yield Equivalent
0.50%             0.61%       0.64%       0.72%       0.74%       0.80%       0.82%
1.00%             1.16%       1.23%       1.38%       1.44%       1.54%       1.59%
1.50%             1.72%       1.81%       2.05%       2.13%       2.29%       2.36%
2.00%             2.27%       2.40%       2.72%       2.83%       3.04%       3.13%
2.50%             2.83%       2.99%       3.38%       3.52%       3.78%       3.90%
3.00%             3.38%       3.58%       4.05%       4.22%       4.53%       4.67%
3.50%             3.94%       4.17%       4.72%       4.91%       5.27%       5.43%
4.00%             4.49%       4.76%       5.38%       5.61%       6.02%       6.20%
4.50%             5.05%       5.34%       6.05%       6.30%       6.77%       6.97%
5.00%             5.61%       5.93%       6.72%       6.99%       7.51%       7.74%
5.50%             6.16%       6.52%       7.38%       7.69%       8.26%       8.51%
6.00%             6.72%       7.11%       8.05%       8.38%       9.01%       9.28%
6.50%             7.27%       7.70%       8.72%       9.08%       9.75%       10.05%
7.00%             7.83%       8.29%       9.38%       9.77%       10.50%      10.82%
7.50%             8.38%       8.87%       10.05%      10.47%      11.24%      11.59%
8.00%             8.94%       9.46%       10.72%      11.16%      11.99%      12.36%
8.50%             9.49%       10.05%      11.38%      11.86%      12.74%      13.13%
9.00%             10.05%      10.64%      12.05%      12.55%      13.48%      13.90%

Note: The state of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness. For individual filers the first $250,000 of total taxable assets are exempt. Assets above $250,000 are taxed at $0.50 per $1,000 of value as of January 1st. For joint filers the first $500,000 of total taxable assets are exempt. Assets above $500,000 are taxed at $0.50 per $1,000 of value as of January 1st. Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table. In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 5 basis point incremental benefit resulting from the avoidance of this tax.
--------------------------------------------------------------------------------------

                                 FINANCIAL STATEMENTS

The audited  financial  statements of the Funds for the fiscal year ended December 31,
2005,  and the  report  of  Ernst  &  Young  LLP,  independent  registered  public accounting  firm,  are  incorporated  herein by reference to the Trust's Annual Report to  Shareholders  for the  fiscal  year  ended  December  31,  2005,  which  has  been previously  sent to  shareholders  of each Fund  pursuant to Section 30(d) of the 1940
Act and  previously  filed with the SEC. A copy of the Annual  Report to  Shareholders may be obtained without charge by contacting the Trust.

                                  INVESTMENT RATINGS

The NRSROs  that may be utilized  by the Funds with  regard to  portfolio  investments for the Funds include  Moody's,  S&P,  Fitch, and Thomson  BankWatch,  Inc. (TBW).
Set forth below is a  description  of the  relevant  ratings of each such  NRSRO.  The
NRSROs that may be utilized by the Funds and the  description of each NRSRO's  ratings is as of the date of this SAI, and may subsequently change.

MOODY'S LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated
A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by
S&P or Moody's.

S&P LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time;
however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

FITCH LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time;
however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

MOODY'S COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P SHORT-TERM MUNICIPAL OBLIGATION RATINGS
An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH SHORT-TERM DEBT RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a
"+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F-3--Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

MOODY'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG).
(See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

TBW SHORT-TERM DEBT RATINGS
TBW assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BANKWATCH Issuer Ratings. There is one major difference, however: the
Short-Term Debt Ratings put a greater emphasis on the likelihood of government support. TBW ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

o     Government guarantees
o     Government or quasi-government ownership or control
o     The degree of concentration in the banking system
o     Government precedent

As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be "pass/fail" but rather to provide a relative indication of creditworthiness. Therefore, obligations rated
TBW-3 are still considered investment-grade.

These Short-Term Debt Ratings can also be restricted to local currency instruments.
In such cases, the ratings will be preceded by the designation LC for Local
Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

TBW-1 or LC-1 - The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 or LC-2 - The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 or LC-3 - The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external)
than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 or LC-4 - The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

APPENDIX
The following is a list of persons other than the Advisor, affiliates of the
Advisor, and the Sub-Advisor that may receive nonpublic portfolio holdings information concerning the Funds:

Custodian
State Street Bank and Trust Company

Securities Lending Agent
Boston Global Advisors

Independent Registered Public Accounting Firm
Ernst & Young LLP

Legal Counsel
Reed Smith LLP
Sullivan & Worcester LLP

Service Providers
Sanders, Morris & Harris
Thomson ONE
Abel/Noser  Corp.
BISYS Fund Services Ohio, Inc.
Citigroup Global Markets Inc.
Edgewood Services, Inc.
Federated Services Company
KeyBanc Capital Markets (McDonald Inc.)
Mesirow Financial Inc.
RBC Dain Rauscher Inc.
Unified Fund Services, Inc.
Security Pricing Services
Interactive Data Corporation
Bloomberg

Ratings Agencies
Duff & Phelps
Fitch Ratings
Moody's
S&P
Thomson BankWatch, Inc.

Performance Reporting/Publications
Bloomberg
Lipper
McGraw-Hill
Morningstar
S&P
Thomson Financial
Vickers

                                      ADDRESSES

---------------------------------------------------------------------------------
The Huntington Funds                     Custodian for Huntington International
5800 Corporate Drive                     Equity Fund
Pittsburgh, PA  15237-7010               State Street Bank and Trust Company
                                         Two Heritage Drive
                                         Quincy, MA  02171

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distributor                              Sub-custodian for Huntington Situs
Edgewood Services, Inc.                  Small Cap Fund
5800 Corporate Drive                     The Bank of New York
Pittsburgh, PA 15237-7000                100 Church Street, 10th Floor
                                         New York, NY 10286

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Investment Advisor                       Transfer Agent and Dividend Disbursing
Huntington Asset Advisors, Inc.          Agent
41 South High Street                     Unified Fund Services, Inc.
Columbus, OH  43287                      P.O. Box 6110
                                         Indianapolis, IN  46206-6110

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Custodian, Administrator and Fund        Independent Registered Public
Accountant                               Accounting Firm
The Huntington National Bank             Ernst & Young LLP
41 South High Street                     1100 Huntington Center
Columbus, OH  43287                      41 South High Street
                                         Columbus, OH  43215
---------------------------------------------------------------------------------

Cusip 446327108                     Cusip 446327546
Cusip 446327686               Cusip 446327595
Cusip 446327207               Cusip 446327587
Cusip 446327496               Cusip 446327579
Cusip 446327306               Cusip 446327488
Cusip 446327405               Cusip 446327470
Cusip 446327504               Cusip 446327462
Cusip 446327603               Cusip 446327843
Cusip 446327702               Cusip 446327439
Cusip 446327801               Cusip 446327835
Cusip 446327884               Cusip 446327827
Cusip 446327678               Cusip 446327421
Cusip 446327876               Cusip 446327819
Cusip 446327868               Cusip 446327793
Cusip 446327710               Cusip 446327447
Cusip 446327850               Cusip 446327785
Cusip 446327520               Cusip 446327777
Cusip 446327538               Cusip 446327694
Cusip 446327660               Cusip 446327769
Cusip 446327652               Cusip 446327736
Cusip 446327637               Cusip 446327454
Cusip 446327629               Cusip 446327728
Cusip 446327611               Cusip 446327413
Cusip 446327561               Cusip 446327744
Cusip 446327553               Cusip 446327322
Cusip 446327330               Cusip 446327314
Cusip 446327645

PART C.     OTHER INFORMATION.

Item 22.    Exhibits

            (a)               (i) Conformed copy of Amended and Restated
                              Declaration of Trust of the Registrant, including
                              Amendments No. 1 and 2 thereto; (1)
                  (ii)        Amendment No. 3 to Amended and Restated
                              Declaration of Trust of the Registrant; (3)
(iii)                         Amendment to Amended and Restated Declaration of
                              Trust of the Registrant; (11)
(iv)                          Conformed copy of Amendment to Amended and
                              Restated Declaration of Trust of the Registrant;
                              (15)
            (b)               (i) Amended and Restated By-Laws of the
                              Registrant, dated September 29, 2005; +
(c)                           Copy of Specimen Certificate for Shares of
                              Beneficial Interest of the Registrant; (1)
            (d)   (i)         Conformed copy of Investment
                              Advisory Agreement dated May 12,
                              2001, between the Registrant and
                              Huntington Asset Advisors, Inc.,
                              relating to the Dividend Capture
                              Fund, International Equity Fund,
                              Mid Corp America Fund, New Economy
                              Fund, Rotating Index Fund and the
                              Situs Small Cap Fund; (11)
(ii)                          Conformed copy of Investment Advisory Agreement
                              dated October 30, 2002, between the Registrant and
                              Huntington Asset Advisors, Inc.; (11)
(iii)                         Conformed copy of Schedule A to the Investment
                              Advisory Agreement dated May 12, 2001, as Amended
                              and Restated as of August 1, 2002, as Amended as
                              of April 30, 2004 between the Registrant and
                              Huntington Asset Advisors, Inc.; (15)
(iv)                          Conformed copy of Subadvisory Agreement dated
                              April 30, 2004, between the Registrant, Huntington
                              Asset Advisors, Inc. and Laffer Investments, Inc.;
                              (16)
            (e)               (i) Conformed copy of Distributor's Contract dated
                              December 1, 2001, between the Registrant and
                              Edgewood Services Inc.; (7)
                  (ii)        Conformed copies of Exhibits A, B, and C to the
                              Distributor's Contract dated December 1, 2001,
                              between the Registrant and Edgewood Services Inc.;
                              (17)
                  (iii)       Conformed copy of Exhibit D to the Distributor's
                              Contract dated December 1, 2001, between the
                              Registrant and Edgewood Services Inc.; (15)
                  (iv)        Conformed copy of Amendment to the Distributor's
                              Contract dated December 1, 2001, between the
                              Registrant and Edgewood Services Inc.; (13)
                  (v)         Conformed copy of Amendment to the Distributor's
                              Contract dated December 1, 2001, between the
                              Registrant and Edgewood Services Inc.; (13)
            (f) Not applicable; (g) (i) Conformed copy of Custodian
                              Contract, dated January 27, 1993,
                              between the Registrant and The
                              Huntington National Bank, as
                              successor to The Huntington Trust
                              Company, N.A.; (1)
                  (ii) Conformed copy of Amendment to Schedule A to Custodian
                  Contract dated December 20, 1999; (4)
                  (iii) Conformed copy of Custodian Agreement dated August 5,
                  2004 between the Registrant and State Street Bank and Trust
                  Company; (16)
                  (iv) Conformed copy of Foreign Custody Manager Agreement
                  between the Registrant and The Bank of New York dated December
                  21, 2005; +
                  (v) Conformed copy of Foreign Custody Agreement between The
                  Huntington National Bank and The Bank of New York dated
                  December 21, 2005; + (vi) Conformed copy of Sub-Custody
                  Agreement between the Registrant, The Huntington National Bank and PFPC Trust Company dated February 1, 2006; +
            (h)               (i) Conformed copy of Mutual Fund Services
                              Agreement, dated March 12, 2002, between the
                              Registrant and Unified Funds Services, Inc.; (9)
(ii)                          Conformed copy of Exhibits A, B, and C to the
                              Mutual Fund Services Agreement, dated March 12,
                              2002, between the Registrant and Unified Funds
                              Services, Inc.; (12)
(iii)                         Conformed copy of Amendment, including Exhibit D
                              to the Mutual Fund Services Agreement, dated March
                              12, 2002, between the Registrant and Unified Funds
                              Services, Inc.; (13)
                  (iv)        Conformed copy of Agreement for Administrative
                              Services dated November 1, 2004, between the
                              Registrant and Huntington National Bank; (16)
                  (v) Conformed copy of Sub-Administration Services Agreement, dated November 1, 2004, between the Registrant and Federated
                  Services Company; (16)
                  (vi) Conformed copy of Financial Administration and Accounting
                  Services Agreement dated December 1, 2001, between the
                  Registrant and The Huntington National Bank; (7)
                  (vii) Copy of Exhibit A to Financial Administration and
                  Accounting Services Agreement dated December 1, 2001, between the Registrant and The Huntington National Bank; (15)
                  (viii) Conformed copy of Fund Accounting Agreement dated May
                  1, 2002, between the Registrant and BISYS Fund Services Ohio,
                  Inc.; (12)
                  (ix) Conformed copy of Amendment to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund
                  Services Ohio, Inc.; (13)
                   (x)        Copy of Schedule A to the Fund Accounting
                              Agreement dated May 1, 2002, between the
                              Registrant and BISYS Fund Services Ohio, Inc.;
                              (15)
                  (xi) Conformed copies of Amendments to Fund Accounting
   Agreement, dated July 1, 2004 and September 29, 2005; +
                  (xii) Form of Mutual Funds Sales and Service Agreement,
   including Exhibit A; (14)
                  (xiii) Conformed copy of Securities Lending Procedures
   Agreement among Huntington National Bank, PFPC Trust Company and the
   Registrant dated February 1, 2006; +
                  (xiv) Conformed copy of Securities Lending Customer Agreement between the Registrant and PFPC Trust Company dated February 1,
   2006; +
            (i)               Conformed copy of Opinion of Counsel as to
                              legality of shares being offered; (17)
            (j)               (i) Conformed copy of Consent of Independent
                              Registered Public Accounting Firm; +
(ii)        Conformed copy of Consent of Counsel; (17) (k) Not applicable;
            (l)               Conformed copy of Initial Capital Understanding;
                              (2)
            (m)               (i) Copy of the Distribution Plan as Amended and
                              Restated February 16, 2005; (17)
                  (ii)        Copy of Exhibit A to Distribution Plan as Amended
                              and Restated April 26, 2000, December 1, 2001,
                              August 1, 2002, October 31, 2002, March 27, 2003,
                              April 30, 2003 and April 30, 2004; (15)
            (n)               (i) Conformed copy of Multiple Class Plan,
                              including Exhibit A, as Amended and Restated
                              February 11, 2004; (15)
            (o)               (i) Conformed copy of Power of Attorney of Charles
                              Davis, Daniel Benhase, John Shary, Thomas
                              Westerfield, David Schoedinger and William R.
                              Wise; (15)
                  (ii)        Conformed copy of Power of Attorney of Chief
                              Executive Officer and Vice President of the
                              Registrant; (13)
                  (iii)       Conformed copy of Power of Attorney of President
                              of the Registrant; +
                  (iv)        Conformed copy of Power of Attorney of the
                              Treasurer of the Registrant; +
            (p)               (i) Copy of Code of Ethics of Edgewood Services,
                              Inc.; (7)
                  (ii)        Copy of Code of Ethics of The Huntington Funds,
                              dated August 4, 2004; (16)
                  (iii)       Copy of Code of Ethics of Huntington Asset
                              Advisors, Inc.; +
                  (iv)        Copy of Code of Ethics for Federated Investors,
                              Inc., dated January 1, 2005, revised January 26,
                              2005; (17)
                  (v)         Copy of Code of Ethics for Laffer Investments,
                              Inc.; (14)

Item 23.    Persons Controlled by or Under Common Control with the Registrant:
            -----------------------------------------------------------------

            None

Item 24.    Indemnification: (8)
            ---------------

+     All Exhibits filed electronically.

(1)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 19 on Form N-1A filed April 26, 1995 (File Nos. 33-11905 and
      811-5010).
(2)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 20 on Form N-1A filed April 26, 1996 (File Nos. 33-11905 and
      811-5010).
(3)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 28 on Form N-1A filed March 1, 1999 (File Nos. 33-11905 and
      811-5010).
(4)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed February 25, 2000 (File Nos. 33-11905 and 811-5010).
(6)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 37 on Form N-1A filed May 1, 2001 (File Nos. 33-11905 and
      811-5010).
(7)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 38 on Form N-1A filed February 21, 2002 (File Nos. 33-11905 and 811-5010).
(8)   Response is incorporated by reference to Registrant's Amendment No. 1 on
      Form N-14 filed February 3, 1998 (File Nos. 33-11905 and 811-5010).
(9)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 39 on Form N-1A filed April 29, 2002 (File Nos. 33-11905 and
      811-5010).
(10)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 40 on Form N-1A filed July 19, 2002 (File Nos. 33-11905 and
      811-5010).
(11)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 41 on Form N-1A filed March 3, 2003 (File Nos. 33-11905 and
      811-5010).
(12)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 42 on Form N-1A filed April 29, 2003 (File Nos. 33-11905 and
      811-5010).
(13)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 43 on Form N-1A filed February 2, 2004 (File Nos. 33-11905 and 811-5010).
(14)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 44 on Form N-1A filed February 23, 2004 (File Nos. 33-11905 and 811-5010).
(15)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 45 on Form N-1A filed April 29, 2004 (File Nos. 33-11905 and
      811-5010).
(16)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 46 on Form N-1A filed February 16, 2005 (File Nos. 33-11905 and 811-5010).
(17)  Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 47 on Form N-1A filed April 29, 2005 (File Nos. 33-11905 and
      811-5010).

Item 25.    Business and Other Connections of the Investment
            -------------------------------------------------
            Adviser:
            -------

      Huntington Asset Advisors, Inc., ("Huntington") serves as the investment adviser to the Registrant. Huntington is a wholly owned subsidiary of Huntington
Bancshares Incorporated ("HBI"). Huntington conducts a variety of trust activities. To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.

                                    POSITION WITH HUNTINGTON
      NAME                          ASSET ADVISORS, INC.

      B. Randolph Bateman           President and
                                    Chief Investment Officer

      Douglas Brooks                Senior Vice President

      James J. Gibboney, Jr.        Senior Vice President

      Kirk Mentzer                  Senior Vice President

      Christopher M. Rowane         Senior Vice President

      Paul Koscik                   Vice President

      Christopher G. Cwiklinski     Vice President

      Patrick J. Fraker             Vice President

      Craig J. Hardy                Vice President

      Madelynn Matlock              Vice President

      Dr. Bernard Shinkel           Vice President

      William G. Doughty            Vice President

      Gustave Seasongood            Vice President

      Kathy Stylarek                Vice President

      Martina Cheung                Vice President

      Ronald J. Corn                Secretary and Chief
                                    Compliance Officer

      David Castor                  Treasurer and Chief
                                    Financial Officer

Item 27.    Principal Underwriters:
            -----------------------

            (a)   Edgewood  Services,   Inc.  the  Distributor  for
                  shares  of  the  Registrant,  acts  as  principal
                  underwriter    for   the    following    open-end
                  investment  companies,  including the Registrant:
                  BBH  Fund,  Inc.,  BBH  Trust,  Excelsior  Funds,
                  Inc., Excelsior  Institutional  Trust,  Excelsior
                  Tax-Exempt  Funds,  Inc.,   Hibernia  Funds,  The
                  Huntington   Funds,   Huntington  VA  Funds,  MTB
                  Group of Funds and WesMark Funds.

            (b)

         (1) (2) (3) Name and Principal Positions and Offices
Positions and
Offices Business Address      With Distributor                With Registrant

Charles L. Davis, Jr.         President,
5800 Corporate Drive          Edgewood Services, Inc.           Chief Executive
Pittsburgh, PA 15237-7002                                       Officer

Thomas R. Donahue             Director and Executive            --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Peter J. Germain              Director,                         --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas E. Territ              Director,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II              Director and Treasurer            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                   --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                Secretary,                        --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler               Assistant Treasurer,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ned Bartley                   Assistant Secretary,
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c)   Not applicable

Item 27.    Location of Accounts and Records:
            --------------------------------

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          41 South High Street
                                    Columbus, OH  43287

(Notices should be sent to the Agent for Service at the address above)

Edgewood Services, Inc.             5800 Corporate Drive
("Distributor")                     Pittsburgh, PA  15237-7002

Huntington Asset Advisors, Inc.     41 South High Street
("Advisor")                         Columbus, OH  43287

The Huntington National Bank        41 South High Street
("Custodian" and                    Columbus, OH  43287
"Administrator")

Federated Services Company          Federated Investors Tower
("Sub-Administrator")               1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Unified Fund Services, Inc.         P.O. Box 6110
("Transfer Agent and                Indianapolis, IN 46206-6110
Dividend Disbursing Agent")

BISYS Fund Services Ohio, Inc.      3435 Stelzer Road
("Sub-Fund Accountant")             Suite 1000
                                    Columbus, OH  43219

Item 28.    Management Services:  Not applicable.
            -------------------

Item 29.    Undertakings:  Not applicable.
            ------------

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, THE HUNTINGTON FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of
Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of April 2006.

                              THE HUNTINGTON FUNDS

                        BY: /s/ Alicia G. Powell
                        Alicia G. Powell, Assistant Secretary
                                 April 28, 2006

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                       TITLE                DATE
      ----                       -----                ----

By: /s/ Alicia G. Powell      Attorney In Fact     April 28, 2006
Alicia G. Powell              For the Persons
ASSISTANT SECRETARY           Listed Below

      NAME                       TITLE

B. Randolph Batemen*          President (Principal Executive
                              Officer)

Charles L. Davis, Jr.*        Chief Executive Officer

Christopher E. Sabato*        Treasurer
                              (Principal Financial Officer)

George Polatas*               Vice President

David S. Schoedinger*         Trustee

John M. Shary*                Trustee

Thomas J. Westerfield*        Trustee

William R. Wise*              Trustee

* By Power of Attorney filed herewith